Pension Investment Options Keynote Series Account Calvert Series Subaccount Large Growth Subaccount Large Value Subaccount Balanced Subaccount Core Bond Subaccount Inflation-Protected Securities Subaccount Money Market Subaccount

This report is not to be construed as an offering for sale of any contracts participating in the Keynote Series Account, or as a solicitation of an offer to buy any contracts unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.
Proxy Voting Policies and Procedures
A description of the Transamerica Partners Portfolios’ proxy voting policies and procedures is included in the Statement of Additional Information (“SAI”), which is available without charge, upon request: (i) by calling 1-800-755-5801; (ii) on Transamerica Partners Portfolios’ website at www.divinvest.com (Click on the icon for Participants, then click on Fund Information, choose Investment Funds, click on a Fund, then click on the Fund Information tab) or (iii) on the SEC’s website at www.sec.gov. In addition, Transamerica Partners Portfolios is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. Transamerica Partners Portfolios’ filing for the twelve months ended June 30, 2008 is available without charge, upon request.
Quarterly Portfolios
Transamerica Partners Portfolios will file its portfolios of investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Transamerica Partners Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov. Transamerica Partners Portfolios’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For information on the operation of the SEC’s Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5801.

MONY Life Insurance Company

c/o Diversified Investment Advisors, Inc.
Four Manhattanville Road
Purchase, New York 10577

June 30, 2008

To Contractholders with Interests
 in the Keynote Series Account:

We are pleased to present the most recent semi-annual reports for the Transamerica Partners Portfolios and for the Calvert Social Balanced Portfolio. As required under applicable law, we are sending these semi-annual reports to contract holders of Group Variable Annuity Contracts issued by MONY Life Insurance Company with unit interests in one or more of the subaccounts of the Keynote Series Account. Each subaccount available within the Keynote Series Account, other than the Calvert Subaccount, invests its assets in a corresponding mutual fund that is a series of Transamerica Partners Portfolios. The Calvert Subaccount invests in the Calvert Social Balanced Portfolio, a series of Calvert Variable Series. Inc.

Please call your retirement plan administrator, Diversified Investment Advisors, Inc., at (800) 755-5801 if you have any questions regarding these reports.

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Transamerica Partners Portfolios

I

TRANSAMERICA PARTNERS PORTFOLIOS
MONEY MARKET
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$828,063,977
Repurchase agreements (cost equals market value)	345,038,936
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	621,386
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	—

Total assets	1,173,724,299

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	251,644
Accrued expenses	95,492
Contingent liability (Note 6)	—

Total liabilities	347,136

Net assets	$1,173,377,163

Securities, at cost	$828,063,977

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$18,510,857
Securities lending income (net)	—
Dividend income	—
Less: foreign withholding taxes	—

Total income	18,510,857

Expenses (Note 2):
Investment advisory fees	1,444,408
Custody fees	94,345
Audit fees	16,058
Legal fees	16,935
Reports to shareholders	4,309
Other fees	11,320

Total expenses	1,587,375
Expenses reimbursed by the Advisor	—

Net expenses	1,587,375

Net investment income (loss)	16,923,482

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	37,933
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

37,933

Change in net unrealized appreciation (depreciation) on:
Securities	—
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

—

Net realized and unrealized gains (losses) on investments	37,933

Net increase (decrease) in net assets resulting from operations	$16,961,415

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$16,923,482	$49,560,669
Net realized gains (losses) on investments	37,933	—
Change in net unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	16,961,415	49,560,669

From transactions in investors’ beneficial interests:
Contributions	2,477,390,214	2,954,349,154
Withdrawals	(2,371,770,571)	(2,879,054,327)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	105,619,643	75,294,827

Net increase (decrease) in net assets	122,581,058	124,855,496

Net assets:
Beginning of period/year	1,050,796,105	925,940,609

End of period/year	$1,173,377,163	$1,050,796,105

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
HIGH QUALITY BOND
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$536,306,912
Repurchase agreements (cost equals market value)	3,446,435
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	—
Receivable for principal paydowns	78,563
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	3,431,918
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	158
Receivable from securities lending (net)	9,578

Total assets	543,273,564

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	18,486,913
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	156,875
Accrued expenses	100,841
Contingent liability (Note 6)	—

Total liabilities	18,744,629

Net assets	$524,528,935

Securities, at cost	$540,390,546

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$13,107,330
Securities lending income (net)	92,174
Dividend income	—
Less: foreign withholding taxes	—

Total income	13,199,504

Expenses (Note 2):
Investment advisory fees	1,004,091
Custody fees	90,528
Audit fees	17,187
Legal fees	13,528
Reports to shareholders	3,413
Other fees	8,992

Total expenses	1,137,739
Expenses reimbursed by the Advisor	(456)

Net expenses	1,137,283

Net investment income (loss)	12,062,221

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	4,392,633
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

4,392,633

Change in net unrealized appreciation (depreciation) on:
Securities	(5,894,914)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(5,894,914)

Net realized and unrealized gains (losses) on investments	(1,502,281)

Net increase (decrease) in net assets resulting from operations	$10,559,940

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$12,062,221	$37,058,128
Net realized gains (losses) on investments	4,392,633	(1,923,414)
Change in net unrealized appreciation (depreciation) on investments	(5,894,914)	8,617,100

Net increase (decrease) in net assets resulting from operations	10,559,940	43,751,814

From transactions in investors’ beneficial interests:
Contributions	108,791,992	284,629,480
Withdrawals	(428,114,236)	(312,713,241)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(319,322,244)	(28,083,761)

Net increase (decrease) in net assets	(308,762,304)	15,668,053

Net assets:
Beginning of period/year	833,291,239	817,623,186

End of period/year	$524,528,935	$833,291,239

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
INFLATION-PROTECTED SECURITIES
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$532,800,531
Repurchase agreements (cost equals market value)	8,118,013
Cash at broker	6
Foreign currency holdings, at value (cost $895)	909
Receivable for securities sold	—
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	168,264
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	3,918,638
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	100,975

Total assets	545,107,336

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	28,570,488
Securities sold short, at value	—
Written options, at value (premium $455,680)	1,066,422
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	32,195
Variation margin payable	33,226
Accrued investment advisory fees	151,451
Accrued expenses	15,478
Contingent liability (Note 6)	—

Total liabilities	29,869,260

Net assets	$515,238,076

Securities, at cost	$532,221,314

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$15,052,359
Securities lending income (net)	410,716
Dividend income	—
Less: foreign withholding taxes	—

Total income	15,463,075

Expenses (Note 2):
Investment advisory fees	819,883
Custody fees	22,651
Audit fees	17,258
Legal fees	7,079
Reports to shareholders	678
Other fees	1,763

Total expenses	869,312
Expenses reimbursed by the Advisor	—

Net expenses	869,312

Net investment income (loss)	14,593,763

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	4,175,747
Swap contracts	—
Futures	1,731,759
Written options	—
Foreign currency transactions	(38,651)

5,868,855

Change in net unrealized appreciation (depreciation) on:
Securities	(4,611,804)
Futures	(523,542)
Written options	(610,742)
Short sales	—
Swap contracts	—
Foreign currency translations	139,013

(5,607,075)

Net realized and unrealized gains (losses) on investments	261,780

Net increase (decrease) in net assets resulting from operations	$14,855,543

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$14,593,763	$7,583,583
Net realized gains (losses) on investments	5,868,855	805,098
Change in net unrealized appreciation (depreciation) on investments	(5,607,075)	5,212,164

Net increase (decrease) in net assets resulting from operations	14,855,543	13,600,845

From transactions in investors’ beneficial interests:
Contributions	436,210,673	72,255,744
Withdrawals	(84,841,536)	(87,524,361)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	351,369,137	(15,268,617)

Net increase (decrease) in net assets	366,224,680	(1,667,772)

Net assets:
Beginning of period/year	149,013,396	150,681,168

End of period/year	$515,238,076	$149,013,396

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
CORE BOND
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$2,397,319,518
Repurchase agreements (cost equals market value)	11,382,009
Cash at broker	—
Foreign currency holdings, at value (cost $5,439,668)	5,459,604
Receivable for securities sold	369,419,401
Receivable for principal paydowns	269,037
Unrealized appreciation on foreign currency forward contracts (Note 8)	115,321
Swap contracts, at value	32,453,332
Variation margin receivable	—
Interest receivable	19,123,752
Dividends receivable	113,551
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	22,820

Total assets	2,835,678,345

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	2,400,000
Collateral for securities out on loan	70,464,218
Payable for securities purchased	471,056,050
Securities sold short, at value (proceeds $266,256,437)	266,781,895
Written options, at value (premium $4,349,032)	5,190,389
Swap contracts, at value	14,142,523
Unrealized depreciation on foreign currency forward contracts (Note 8)	33,678
Variation margin payable	711,916
Accrued investment advisory fees	596,573
Accrued expenses	291,993
Contingent liability (Note 6)	—

Total liabilities	831,669,235

Net assets	$2,004,009,110

Securities, at cost	$2,429,373,631

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$55,317,097
Securities lending income (net)	59,413
Dividend income	1,019,036
Less: foreign withholding taxes	—

Total income	56,395,546

Expenses (Note 2):
Investment advisory fees	3,610,535
Custody fees	290,574
Audit fees	18,820
Legal fees	35,985
Reports to shareholders	9,128
Other fees	24,057

Total expenses	3,989,099
Expenses reimbursed by the Advisor	—

Net expenses	3,989,099

Net investment income (loss)	52,406,447

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	14,755,894
Swap contracts	1,248,554
Futures	(740,515)
Written options	341,543
Foreign currency transactions	(1,226,371)

14,379,105

Change in net unrealized appreciation (depreciation) on:
Securities	(49,516,177)
Futures	812,053
Written options	(870,389)
Short sales	(187,560)
Swap contracts	(3,341,797)
Foreign currency translations	490,461

(52,613,409)

Net realized and unrealized gains (losses) on investments	(38,234,304)

Net increase (decrease) in net assets resulting from operations	$14,172,143

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$52,406,447	$103,906,486
Net realized gains (losses) on investments	14,379,105	(16,401,628)
Change in net unrealized appreciation (depreciation) on investments	(52,613,409)	52,800,139

Net increase (decrease) in net assets resulting from operations	14,172,143	140,304,997

From transactions in investors’ beneficial interests:
Contributions	373,845,229	568,414,773
Withdrawals	(632,887,778)	(537,661,703)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(259,042,549)	30,753,070

Net increase (decrease) in net assets	(244,870,406)	171,058,067

Net assets:
Beginning of period/year	2,248,879,516	2,077,821,449

End of period/year	$2,004,009,110	$2,248,879,516

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
TOTAL RETURN BOND
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$500,170,011
Repurchase agreements (cost equals market value)	65,782,110
Cash at broker	4,257,851
Foreign currency holdings, at value	—
Receivable for securities sold	61,041,759
Receivable for principal paydowns	82,198
Unrealized appreciation on foreign currency forward contracts (Note 8)	25,556
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	3,176,314
Dividends receivable	39,876
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	34,445

Total assets	634,610,120

LIABILITIES:
Due to Advisor	367
Due to Custodian	47,153
Payable for written options	164,649
Collateral for securities out on loan	37,293,929
Payable for securities and options purchased	180,044,077
Securities sold short, at value	—
Written options, at value (premium $1,396)	688
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	39,994
Variation margin payable	2,589,111
Accrued investment advisory fees	123,050
Accrued expenses	69,769
Contingent liability (Note 6)	—

Total liabilities	220,372,787

Net assets	$414,237,333

Securities, at cost	$523,312,302

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$10,308,329
Securities lending income (net)	144,415
Dividend income	89,873
Less: foreign withholding taxes	—

Total income	10,542,617

Expenses (Note 2):
Investment advisory fees	714,270
Custody fees	71,743
Audit fees	18,779
Legal fees	6,111
Reports to shareholders	1,541
Other fees	4,077

Total expenses	816,521
Expenses reimbursed by the Advisor	(1,076)

Net expenses	815,445

Net investment income (loss)	9,727,172

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(874,020)
Swap contracts	—
Futures	(1,357,447)
Written options	547,473
Foreign currency transactions	(362,985)

(2,046,979)

Change in net unrealized appreciation (depreciation) on:
Securities	(18,149,547)
Futures	(1,813,247)
Written options	253,237
Short sales	—
Swap contracts	—
Foreign currency translations	12,863

(19,696,694)

Net realized and unrealized gains (losses) on investments	(21,743,673)

Net increase (decrease) in net assets resulting from operations	$(12,016,501)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$9,727,172	$14,141,643
Net realized gains (losses) on investments	(2,046,979)	2,612,690
Change in net unrealized appreciation (depreciation) on investments	(19,696,694)	(5,712,368)

Net increase (decrease) in net assets resulting from operations	(12,016,501)	11,041,965

From transactions in investors’ beneficial interests:
Contributions	105,332,094	333,268,808
Withdrawals	(69,365,756)	(74,659,704)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	35,966,338	258,609,104

Net increase (decrease) in net assets	23,949,837	269,651,069

Net assets:
Beginning of period/year	390,287,496	120,636,427

End of period/year	$414,237,333	$390,287,496

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
HIGH YIELD BOND
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$564,761,782
Repurchase agreements (cost equals market value)	52,411,389
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	389,828
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	11,782,813
Dividends receivable	—
Foreign tax reclaim receivable	—
Receivable from Advisor	—
Receivable from securities lending (net)	—

Total assets	629,345,812

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	—
Payable for securities purchased	15,703,386
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	274,902
Accrued expenses	77,478
Contingent liability (Note 6)	—

Total liabilities	16,055,766

Net assets	$613,290,046

Securities, at cost	$602,599,123

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$25,923,080
Securities lending income (net)	—
Dividend income	100,061
Less: foreign withholding taxes	—

Total income	26,023,141

Expenses (Note 2):
Investment advisory fees	1,567,416
Custody fees	70,843
Audit fees	17,215
Legal fees	8,986
Reports to shareholders	2,273
Other fees	5,958

Total expenses	1,672,691
Expenses reimbursed by the Advisor	—

Net expenses	1,672,691

Net investment income (loss)	24,350,450

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(13,309,492)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(13,309,492)

Change in net unrealized appreciation (depreciation) on:
Securities	(15,009,422)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(15,009,422)

Net realized and unrealized gains (losses) on investments	(28,318,914)

Net increase (decrease) in net assets resulting from operations	$(3,968,464)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$24,350,450	$43,380,175
Net realized gains (losses) on investments	(13,309,492)	2,952,445
Change in net unrealized appreciation (depreciation) on investments	(15,009,422)	(36,569,793)

Net increase (decrease) in net assets resulting from operations	(3,968,464)	9,762,827

From transactions in investors’ beneficial interests:
Contributions	174,682,063	201,336,632
Withdrawals	(96,150,571)	(174,702,497)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	78,531,492	26,634,135

Net increase (decrease) in net assets	74,563,028	36,396,962

Net assets:
Beginning of period/year	538,727,018	502,330,056

End of period/year	$613,290,046	$538,727,018

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
BALANCED
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$276,904,736
Repurchase agreements (cost equals market value)	3,278,346
Cash at broker	1,782,319
Foreign currency holdings, at value	—
Receivable for securities sold	5,670,821
Receivable for principal paydowns	18,860
Unrealized appreciation on foreign currency forward contracts (Note 8)	10,457
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	1,042,231
Dividends receivable	211,737
Foreign tax reclaim receivable	—
Receivable from Advisor	11,968
Receivable from securities lending (net)	15,449

Total assets	288,946,924

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Payable for written options	40,876
Collateral for securities out on loan	10,525,798
Payable for securities and options purchased	23,878,564
Securities sold short, at value	—
Written options, at value (premium $532)	187
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	14,525
Variation margin payable	1,112,357
Accrued investment advisory fees	99,711
Accrued expenses	132,508
Contingent liability (Note 6)	—

Total liabilities	35,804,526

Net assets	$253,142,398

Securities, at cost	$292,243,301

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$3,433,381
Securities lending income (net)	29,134
Dividend income	1,691,528
Less: foreign withholding taxes	—

Total income	5,154,043

Expenses (Note 2):
Investment advisory fees	630,512
Custody fees	117,566
Audit fees	17,908
Legal fees	5,503
Reports to shareholders	1,307
Other fees	4,290

Total expenses	777,086
Expenses reimbursed by the Advisor	(76,965)

Net expenses	700,121

Net investment income (loss)	4,453,922

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(1,005,526)
Swap contracts	—
Futures	(804,496)
Written options	173,061
Foreign currency transactions	(147,680)

(1,784,641)

Change in net unrealized appreciation (depreciation) on:
Securities	(26,205,312)
Futures	(521,421)
Written options	100,933
Short sales	—
Swap contracts	—
Foreign currency translations	4,274

(26,621,526)

Net realized and unrealized gains (losses) on investments	(28,406,167)

Net increase (decrease) in net assets resulting from operations	$(23,952,245)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$4,453,922	$10,529,981
Net realized gains (losses) on investments	(1,784,641)	22,785,211
Change in net unrealized appreciation (depreciation) on investments	(26,621,526)	(25,666,220)

Net increase (decrease) in net assets resulting from operations	(23,952,245)	7,648,972

From transactions in investors’ beneficial interests:
Contributions	26,473,932	87,795,282
Withdrawals	(68,014,472)	(158,457,872)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(41,540,540)	(70,662,590)

Net increase (decrease) in net assets	(65,492,785)	(63,013,618)

Net assets:
Beginning of period/year	318,635,183	381,648,801

End of period/year	$253,142,398	$318,635,183

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE VALUE
(FORMERLY, VALUE & INCOME)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$2,543,593,911
Repurchase agreements (cost equals market value)	10,097,212
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	13,048,981
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	10,259
Dividends receivable	5,122,102
Foreign tax reclaim receivable	49
Receivable from Advisor	—
Receivable from securities lending (net)	290,557

Total assets	2,572,163,071

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	179,366,896
Payable for securities purchased	18,748,518
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	974,796
Accrued expenses	297,406
Contingent liability (Note 6)	—

Total liabilities	199,387,616

Net assets	$2,372,775,455

Securities, at cost	$2,855,263,874

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$287,545
Securities lending income (net)	548,584
Dividend income	36,615,537
Less: foreign withholding taxes	(141,163)

Total income	37,310,503

Expenses (Note 2):
Investment advisory fees	6,110,324
Custody fees	304,519
Audit fees	18,658
Legal fees	119,604
Reports to shareholders	13,650
Other fees	34,826

Total expenses	6,601,581
Expenses reimbursed by the Advisor	—

Net expenses	6,601,581

Net investment income (loss)	30,708,922

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	158,416,017
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

158,416,017

Change in net unrealized appreciation (depreciation) on:
Securities	(654,762,781)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(654,762,781)

Net realized and unrealized gains (losses) on investments	(496,346,764)

Net increase (decrease) in net assets resulting from operations	$(465,637,842)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$30,708,922	$59,270,899
Net realized gains (losses) on investments	158,416,017	217,908,338
Change in net unrealized appreciation (depreciation) on investments	(654,762,781)	(321,315,389)

Net increase (decrease) in net assets resulting from operations	(465,637,842)	(44,136,152)

From transactions in investors’ beneficial interests:
Contributions	304,532,717	819,077,669
Withdrawals	(631,144,195)	(1,148,860,468)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(326,611,478)	(329,782,799)

Net increase (decrease) in net assets	(792,249,320)	(373,918,951)

Net assets:
Beginning of period/year	3,165,024,775	3,538,943,726

End of period/year	$2,372,775,455	$3,165,024,775

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
VALUE
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$126,288,684
Repurchase agreements (cost equals market value)	2,296,489
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	299,233
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	846
Dividends receivable	206,429
Foreign tax reclaim receivable	—
Receivable from Advisor	3,159
Receivable from securities lending (net)	6,532

Total assets	129,101,372

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	14,023,071
Payable for securities purchased	429,976
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	53,059
Accrued expenses	40,394
Contingent liability (Note 6)	—

Total liabilities	14,546,500

Net assets	$114,554,872

Securities, at cost	$163,856,111

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$42,503
Securities lending income (net)	28,318
Dividend income	1,853,713
Less: foreign withholding taxes	(1,611)

Total income	1,922,923

Expenses (Note 2):
Investment advisory fees	336,772
Custody fees	29,071
Audit fees	18,786
Legal fees	2,423
Reports to shareholders	605
Other fees	1,563

Total expenses	389,220
Expenses reimbursed by the Advisor	(19,200)

Net expenses	370,020

Net investment income (loss)	1,552,903

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(18,548,068)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(18,548,068)

Change in net unrealized appreciation (depreciation) on:
Securities	(11,720,126)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(11,720,126)

Net realized and unrealized gains (losses) on investments	(30,268,194)

Net increase (decrease) in net assets resulting from operations	$(28,715,291)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$1,552,903	$2,237,723
Net realized gains (losses) on investments	(18,548,068)	11,397,018
Change in net unrealized appreciation (depreciation) on investments	(11,720,126)	(32,193,595)

Net increase (decrease) in net assets resulting from operations	(28,715,291)	(18,558,854)

From transactions in investors’ beneficial interests:
Contributions	31,342,662	102,985,023
Withdrawals	(29,638,425)	(44,143,149)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	1,704,237	58,841,874

Net increase (decrease) in net assets	(27,011,054)	40,283,020

Net assets:
Beginning of period/year	141,565,926	101,282,906

End of period/year	$114,554,872	$141,565,926

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE CORE
(FORMERLY, GROWTH & INCOME)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$510,098,504
Repurchase agreements (cost equals market value)	7,298,597
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	19,901,707
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,242
Dividends receivable	633,215
Foreign tax reclaim receivable	—
Receivable from Advisor	11,042
Receivable from securities lending (net)	31,490

Total assets	537,976,797

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	36,530,365
Payable for securities purchased	21,451,542
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	3,121
Accrued investment advisory fees	255,317
Accrued expenses	168,766
Contingent liability (Note 6)	—

Total liabilities	58,409,111

Net assets	$479,567,686

Securities, at cost	$521,221,942

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$94,677
Securities lending income (net)	90,336
Dividend income	5,008,504
Less: foreign withholding taxes	(6,672)

Total income	5,186,845

Expenses (Note 2):
Investment advisory fees	1,654,601
Custody fees	147,259
Audit fees	17,827
Legal fees	16,239
Reports to shareholders	6,327
Other fees	12,318

Total expenses	1,854,571
Expenses reimbursed by the Advisor	(64,684)

Net expenses	1,789,887

Net investment income (loss)	3,396,958

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(9,457,477)
Swap contracts	—
Futures	(3,086,010)
Written options	—
Foreign currency transactions	—

(12,543,487)

Change in net unrealized appreciation (depreciation) on:
Securities	(67,242,464)
Futures	(91,667)
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(67,334,131)

Net realized and unrealized gains (losses) on investments	(79,877,618)

Net increase (decrease) in net assets resulting from operations	$(76,480,660)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$3,396,958	$11,495,679
Net realized gains (losses) on investments	(12,543,487)	107,197,849
Change in net unrealized appreciation (depreciation) on investments	(67,334,131)	(89,687,401)

Net increase (decrease) in net assets resulting from operations	(76,480,660)	29,006,127

From transactions in investors’ beneficial interests:
Contributions	59,931,351	165,902,628
Withdrawals	(407,144,826)	(450,667,179)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(347,213,475)	(284,764,551)

Net increase (decrease) in net assets	(423,694,135)	(255,758,424)

Net assets:
Beginning of period/year	903,261,821	1,159,020,245

End of period/year	$479,567,686	$903,261,821

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
LARGE GROWTH
(FORMERLY, EQUITY GROWTH)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$1,942,291,693
Repurchase agreements (cost equals market value)	30,065,435
Cash at broker	—
Foreign currency holdings, at value (cost $993,765)	996,646
Receivable for securities sold	10,946,139
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	5,448
Dividends receivable	1,849,421
Foreign tax reclaim receivable	242,531
Receivable from Advisor	5,730
Receivable from securities lending (net)	128,366

Total assets	1,986,531,409

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	82,275,851
Payable for securities purchased	5,922,692
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	1,045,987
Accrued expenses	222,984
Contingent liability (Note 6)	—

Total liabilities	89,467,514

Net assets	$1,897,063,895

Securities, at cost	$1,876,416,132

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$893,037
Securities lending income (net)	316,894
Dividend income	13,868,197
Less: foreign withholding taxes	—

Total income	15,078,128

Expenses (Note 2):
Investment advisory fees	6,364,904
Custody fees	235,737
Audit fees	18,793
Legal fees	41,651
Reports to shareholders	12,813
Other fees	26,138

Total expenses	6,700,036
Expenses reimbursed by the Advisor	(31,402)

Net expenses	6,668,634

Net investment income (loss)	8,409,494

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(78,123,086)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	2,227

(78,120,859)

Change in net unrealized appreciation (depreciation) on:
Securities	(179,452,952)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	(7,112)

(179,460,064)

Net realized and unrealized gains (losses) on investments	(257,580,923)

Net increase (decrease) in net assets
resulting from operations	$(249,171,429)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$8,409,494	$14,990,153
Net realized gains (losses) on investments	(78,120,859)	348,453,513
Change in net unrealized appreciation (depreciation) on investments	(179,460,064)	(77,577,264)

Net increase (decrease) in net assets resulting from operations	(249,171,429)	285,866,402

From transactions in investors’ beneficial interests:
Contributions	213,620,716	418,682,402
Withdrawals	(512,146,245)	(786,705,407)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(298,525,529)	(368,023,005)

Net increase (decrease) in net assets	(547,696,958)	(82,156,603)

Net assets:
Beginning of period/year	2,444,760,853	2,526,917,456

End of period/year	$1,897,063,895	$2,444,760,853

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
GROWTH
(FORMERLY, AGGRESSIVE EQUITY)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$350,015,998
Repurchase agreements (cost equals market value)	1,097,615
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	2,755,707
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	1,501
Dividends receivable	138,166
Foreign tax reclaim receivable	15,799
Receivable from Advisor	3,867
Receivable from securities lending (net)	47,846

Total assets	354,076,499

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	26,436,664
Payable for securities purchased	4,698,795
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	222,494
Accrued expenses	46,717
Contingent liability (Note 6)	—

Total liabilities	31,404,670

Net assets	$322,671,829

Securities, at cost	$328,588,690

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$59,450
Securities lending income (net)	207,742
Dividend income	1,121,896
Less: foreign withholding taxes	(18,371)

Total income	1,370,717

Expenses (Note 2):
Investment advisory fees	1,364,360
Custody fees	44,362
Audit fees	16,665
Legal fees	7,133
Reports to shareholders	1,803
Other fees	5,589

Total expenses	1,439,912
Expenses reimbursed by the Advisor	(22,395)

Net expenses	1,417,517

Net investment income (loss)	(46,800)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(5,920,677)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(5,920,677)

Change in net unrealized appreciation (depreciation) on:
Securities	(67,984,696)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(67,984,696)

Net realized and unrealized gains (losses) on investments	(73,905,373)

Net increase (decrease) in net assets resulting from operations	$(73,952,173)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07

From operations:
Net investment income (loss)	$(46,800)	$(608,496)
Net realized gains (losses) on investments	(5,920,677)	61,547,685
Change in net unrealized appreciation (depreciation) on investments	(67,984,696)	34,636,483

Net increase (decrease) in net assets resulting from operations	(73,952,173)	95,575,672

From transactions in investors’ beneficial interests:
Contributions	69,491,542	153,288,730
Withdrawals	(100,240,534)	(204,159,316)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(30,748,992)	(50,870,586)

Net increase (decrease) in net assets	(104,701,165)	44,705,086

Net assets:
Beginning of period/year	427,372,994	382,667,908

End of period/year	$322,671,829	$427,372,994

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
MID VALUE
(FORMERLY, MID-CAP VALUE)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$963,522,438
Repurchase agreements (cost equals market value)	48,787,633
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	3,527,006
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	8,592
Dividends receivable	1,622,980
Foreign tax reclaim receivable	—
Receivable from Advisor	5,730
Receivable from securities lending (net)	137,958

Total assets	1,017,612,337

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	108,833,998
Payable for securities purchased	1,046,258
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	531,945
Accrued expenses	136,975
Contingent liability (Note 6)	—

Total liabilities	110,549,176

Net assets	$907,063,161

Securities, at cost	$1,075,172,612

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$315,155
Securities lending income (net)	378,043
Dividend income	9,148,047
Less: foreign withholding taxes	(11,598)

Total income	9,829,647

Expenses (Note 2):
Investment advisory fees	3,101,393
Custody fees	128,621
Audit fees	15,047
Legal fees	17,025
Reports to shareholders	4,290
Other fees	13,199

Total expenses	3,279,575
Expenses reimbursed by the Advisor	(41,285)

Net expenses	3,238,290

Net investment income (loss)	6,591,357

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	3,318,953
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

3,318,953

Change in net unrealized appreciation (depreciation) on:
Securities	(112,552,910)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(112,552,910)

Net realized and unrealized gains (losses) on investments	(109,233,957)

Net increase (decrease) in net assets resulting from operations	$(102,642,600)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$6,591,357	$14,406,029
Net realized gains (losses) on investments	3,318,953	107,278,549
Change in net unrealized appreciation (depreciation) on investments	(112,552,910)	(98,285,078)

Net increase (decrease) in net assets resulting from operations	(102,642,600)	23,399,500

From transactions in investors’ beneficial interests:
Contributions	191,820,401	375,357,719
Withdrawals	(170,291,850)	(347,554,214)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	21,528,551	27,803,505

Net increase (decrease) in net assets	(81,114,049)	51,203,005

Net assets:
Beginning of period/year	988,177,210	936,974,205

End of period/year	$907,063,161	$988,177,210

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
MID GROWTH
(FORMERLY, MID-CAP GROWTH)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$394,036,724
Repurchase agreements (cost equals market value)	15,758,106
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	9,793,091
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,695
Dividends receivable	171,478
Foreign tax reclaim receivable	—
Receivable from Advisor	315
Receivable from securities lending (net)	32,215

Total assets	419,794,624

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	40,244,756
Payable for securities purchased	12,873,941
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	231,701
Accrued expenses	39,110
Contingent liability (Note 6)	—

Total liabilities	53,389,508

Net assets	$366,405,116

Securities, at cost	$359,546,964

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$133,287
Securities lending income (net)	104,629
Dividend income	1,099,504
Less: foreign withholding taxes	(826)

Total income	1,336,594

Expenses (Note 2):
Investment advisory fees	1,290,668
Custody fees	32,296
Audit fees	15,181
Legal fees	5,568
Reports to shareholders	1,405
Other fees	4,350

Total expenses	1,349,468
Expenses reimbursed by the Advisor	(5,237)

Net expenses	1,344,231

Net investment income (loss)	(7,637)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	16,602,018
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

16,602,018

Change in net unrealized appreciation (depreciation) on:
Securities	(33,119,200)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(33,119,200)

Net realized and unrealized gains (losses) on investments	(16,517,182)

Net increase (decrease) in net assets resulting from operations	$(16,524,819)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$(7,637)	$(703,627)
Net realized gains (losses) on investments	16,602,018	53,287,127
Change in net unrealized appreciation (depreciation) on investments	(33,119,200)	30,493,595

Net increase (decrease) in net assets resulting from operations	(16,524,819)	83,077,095

From transactions in investors’ beneficial interests:
Contributions	113,125,457	87,068,838
Withdrawals	(67,384,426)	(142,866,090)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	45,741,031	(55,797,252)

Net increase (decrease) in net assets	29,216,212	27,279,843

Net assets:
Beginning of period/year	337,188,904	309,909,061

End of period/year	$366,405,116	$337,188,904

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL VALUE
(FORMERLY, SMALL-CAP VALUE)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$252,329,528
Repurchase agreements (cost equals market value)	6,762,889
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	292,331
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,886
Dividends receivable	483,109
Foreign tax reclaim receivable	—
Receivable from Advisor	3,760
Receivable from securities lending (net)	163,864

Total assets	260,038,367

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	48,398,974
Payable for securities purchased	—
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	157,733
Accrued expenses	41,395
Contingent liability (Note 6)	—

Total liabilities	48,598,102

Net assets	$211,440,265

Securities, at cost	$268,348,345

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$142,496
Securities lending income (net)	447,583
Dividend income	2,398,396
Less: foreign withholding taxes	(431)

Total income	2,988,044

Expenses (Note 2):
Investment advisory fees	952,194
Custody fees	35,700
Audit fees	14,921
Legal fees	3,800
Reports to shareholders	3,181
Other fees	2,558

Total expenses	1,012,354
Expenses reimbursed by the Advisor	(25,323)

Net expenses	987,031

Net investment income (loss)	2,001,013

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(19,572,660)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(19,572,660)

Change in net unrealized appreciation (depreciation) on:
Securities	2,423,241
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

2,423,241

Net realized and unrealized gains (losses) on investments	(17,149,419)

Net increase (decrease) in net assets resulting from operations	$(15,148,406)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$2,001,013	$2,956,143
Net realized gains (losses) on investments	(19,572,660)	12,414,521
Change in net unrealized appreciation (depreciation) on investments	2,423,241	(30,333,479)

Net increase (decrease) in net assets resulting from operations	(15,148,406)	(14,962,815)

From transactions in investors’ beneficial interests:
Contributions	119,929,032	55,225,734
Withdrawals	(78,476,966)	(91,443,032)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	41,452,066	(36,217,298)

Net increase (decrease) in net assets	26,303,660	(51,180,113)

Net assets:
Beginning of period/year	185,136,605	236,316,718

End of period/year	$211,440,265	$185,136,605

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL CORE
(FORMERLY, SPECIAL EQUITY)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$773,262,382
Repurchase agreements (cost equals market value)	20,434,698
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	35,728,045
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	7,641
Dividends receivable	793,849
Foreign tax reclaim receivable	—
Receivable from Advisor	12,071
Receivable from securities lending (net)	496,805

Total assets	830,735,491

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	126,808,380
Payable for securities purchased	35,015,839
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	19,500
Accrued investment advisory fees	489,175
Accrued expenses	189,791
Contingent liability (Note 6)	—

Total liabilities	162,522,685

Net assets	$668,212,806

Securities, at cost	$854,232,404

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$315,632
Securities lending income (net)	1,236,716
Dividend income	4,950,976
Less: foreign withholding taxes	—

Total income	6,503,324

Expenses (Note 2):
Investment advisory fees	3,026,999
Custody fees	205,510
Audit fees	18,901
Legal fees	17,247
Reports to shareholders	6,444
Other fees	13,067

Total expenses	3,288,168
Expenses reimbursed by the Advisor	(75,537)

Net expenses	3,212,631

Net investment income (loss)	3,290,693

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(39,683,639)
Swap contracts	—
Futures	(215,895)
Written options	—
Foreign currency transactions	—

(39,899,534)

Change in net unrealized appreciation (depreciation) on:
Securities	(62,351,989)
Futures	(150,240)
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(62,502,229)

Net realized and unrealized gains (losses) on investments	(102,401,763)

Net increase (decrease) in net assets resulting from operations	$(99,111,070)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$3,290,693	$6,536,955
Net realized gains (losses) on investments	(39,899,534)	127,888,258
Change in net unrealized appreciation (depreciation) on investments	(62,502,229)	(173,960,096)

Net increase (decrease) in net assets resulting from operations	(99,111,070)	(39,534,883)

From transactions in investors’ beneficial interests:
Contributions	111,140,186	275,074,602
Withdrawals	(294,013,773)	(496,898,715)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	(182,873,587)	(221,824,113)

Net increase (decrease) in net assets	(281,984,657)	(261,358,996)

Net assets:
Beginning of period/year	950,197,463	1,211,556,459

End of period/year	$668,212,806	$950,197,463

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
SMALL GROWTH
(FORMERLY, SMALL-CAP GROWTH)
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$274,208,194
Repurchase agreements (cost equals market value)	813,732
Cash at broker	—
Foreign currency holdings, at value	—
Receivable for securities sold	4,260,053
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	—
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	2,800
Dividends receivable	53,201
Foreign tax reclaim receivable	—
Receivable from Advisor	6,435
Receivable from securities lending (net)	91,365

Total assets	279,435,780

LIABILITIES:
Due to Advisor	—
Due to Custodian	—
Due to Broker for swap contracts	—
Collateral for securities out on loan	49,977,334
Payable for securities purchased	4,913,399
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	—
Variation margin payable	—
Accrued investment advisory fees	175,465
Accrued expenses	58,029
Contingent liability (Note 6)	—

Total liabilities	55,124,227

Net assets	$224,311,553

Securities, at cost	$280,341,887

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$80,080
Securities lending income (net)	205,822
Dividend income	391,062
Less: foreign withholding taxes	—

Total income	676,964

Expenses (Note 2):
Investment advisory fees	989,991
Custody fees	58,558
Audit fees	14,832
Legal fees	3,068
Reports to shareholders	713
Other fees	2,285

Total expenses	1,069,447
Expenses reimbursed by the Advisor	(45,381)

Net expenses	1,024,066

Net investment income (loss)	(347,102)

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	(2,965,045)
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	—

(2,965,045)

Change in net unrealized appreciation (depreciation) on:
Securities	(16,104,091)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	—

(16,104,091)

Net realized and unrealized gains (losses) on investments	(19,069,136)

Net increase (decrease) in net assets resulting from operations	$(19,416,238)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$(347,102)	$(707,686)
Net realized gains (losses) on investments	(2,965,045)	18,244,723
Change in net unrealized appreciation (depreciation) on investments	(16,104,091)	(4,729,580)

Net increase (decrease) in net assets resulting from operations	(19,416,238)	12,807,457

From transactions in investors’ beneficial interests:
Contributions	119,146,079	53,591,068
Withdrawals	(42,235,609)	(54,584,208)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	76,910,470	(993,140)

Net increase (decrease) in net assets	57,494,232	11,814,317

Net assets:
Beginning of period/year	166,817,321	155,003,004

End of period/year	$224,311,553	$166,817,321

SEE NOTES TO FINANCIAL STATEMENTS.

TRANSAMERICA PARTNERS PORTFOLIOS
INTERNATIONAL EQUITY
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2008

ASSETS:
Securities, at value, including investments held as collateral for securities out on loan (Notes 2 and 4)	$2,064,757,518
Repurchase agreements (cost equals market value)	50,800,042
Cash at broker	—
Foreign currency holdings, at value (cost $11,829,370)	11,935,835
Receivable for securities sold	63,266,130
Receivable for principal paydowns	—
Unrealized appreciation on foreign currency forward contracts (Note 8)	448,518
Swap contracts, at value	—
Variation margin receivable	—
Interest receivable	7,878
Dividends receivable	4,431,631
Foreign tax reclaim receivable	2,134,651
Receivable from Advisor	—
Receivable from securities lending (net)	620,489

Total assets	2,198,402,692

LIABILITIES:
Due to Advisor	—
Due to Custodian	707,635
Due to Broker for swap contracts	—
Collateral for securities out on loan	115,136,610
Payable for securities purchased	46,691,582
Securities sold short, at value	—
Written options, at value	—
Swap contracts, at value	—
Unrealized depreciation on foreign currency forward contracts (Note 8)	575,560
Variation margin payable	—
Accrued investment advisory fees	1,365,456
Accrued expenses	1,075,817
Contingent liability (Note 6)	—

Total liabilities	165,552,660

Net assets	$2,032,850,032

Securities, at cost	$2,071,298,915

STATEMENT OF OPERATIONS
For the period ended June 30, 2008

Investment income (Note 2):
Interest income	$504,921
Securities lending income (net)	1,285,413
Dividend income	51,150,478
Less: foreign withholding taxes	(5,823,816)

Total income	47,116,996

Expenses (Note 2):
Investment advisory fees	8,239,233
Custody fees	1,235,475
Audit fees	19,958
Legal fees	39,560
Reports to shareholders	9,976
Other fees	30,773

Total expenses	9,574,975
Expenses reimbursed by the Advisor	—

Net expenses	9,574,975

Net investment income (loss)	37,542,021

Realized and unrealized gains (losses) on investments (Note 2):
Net realized gains (losses) on transactions from:
Securities	11,953,893
Swap contracts	—
Futures	—
Written options	—
Foreign currency transactions	(1,734,911)

10,218,982

Change in net unrealized appreciation (depreciation) on:
Securities	(395,952,357)
Futures	—
Written options	—
Short sales	—
Swap contracts	—
Foreign currency translations	149,614

(395,802,743)

Net realized and unrealized gains (losses) on investments	(385,583,761)

Net increase (decrease) in net assets resulting from operations	$(348,041,740)

STATEMENTS OF CHANGES IN NET ASSETS

	For the period	For the year
	ended 06/30/08	ended 12/31/07
From operations:
Net investment income (loss)	$37,542,021	$50,970,128
Net realized gains (losses) on investments	10,218,982	308,302,384
Change in net unrealized appreciation (depreciation) on investments	(395,802,743)	(116,113,249)

Net increase (decrease) in net assets resulting from operations	(348,041,740)	243,159,263

From transactions in investors’ beneficial interests:
Contributions	527,206,160	730,849,563
Withdrawals	(410,375,902)	(811,099,785)

Net increase (decrease) in net assets resulting from transactions in investors’ beneficial interests	116,830,258	(80,250,222)

Net increase (decrease) in net assets	(231,211,482)	162,909,041

Net assets:
Beginning of period/year	2,264,061,514	2,101,152,473

End of period/year	$2,032,850,032	$2,264,061,514

SEE NOTES TO FINANCIAL STATEMENTS.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	Yankee Certificates of Deposit — 0.9%
$10,440,000	Canadian Imperial Bank, 2.61%, 10/22/08 (Cost $10,440,000)	$10,440,000

	Short Term US Government Agency Securities — 64.8%
	Fannie Mae — 19.3%
25,040,000	2.05%, 07/09/08	25,028,593
30,320,000	2.19%, 07/25/08	30,275,733
11,980,000	2.10%, 08/06/08	11,954,842
41,310,000	2.07%, 09/10/08	41,141,352
35,050,000	2.12%, 09/24/08	34,874,969
16,420,000	2.12%, 10/08/08	16,324,272
30,000,000	2.11%, 10/22/08	29,801,780
21,100,000	2.29%, 11/05/08	20,929,913
16,000,000	2.16%, 11/12/08	15,871,360

		226,202,814

	Federal Home Loan Bank — 22.8%
11,810,000	2.19%, 07/11/08	11,802,816
39,120,000	2.19%, 07/16/08	39,084,303
31,560,000	2.07%, 07/23/08	31,520,173
22,000,000	2.09%, 07/25/08	21,969,420
36,630,000	2.21%, 07/30/08	36,564,788
24,140,000	2.14%, 08/15/08	24,075,426
61,695,000	2.22%, 08/29/08	61,470,532
15,000,000	2.52%, 04/21/09	14,998,792
25,680,000	2.03%, 04/23/09	25,680,000

		267,166,250

	Freddie Mac — 22.7%
47,760,000	2.06%, 07/01/08	47,760,000
42,180,000	2.20%, 07/03/08	42,174,845
47,830,000	2.14%, 07/17/08	47,784,615
14,140,000	2.24%, 07/23/08	14,120,678
14,140,000	2.26%, 07/23/08	14,120,471
27,090,000	2.26%, 07/31/08	27,038,981
13,290,000	2.08%, 11/03/08	13,194,017
13,290,000	2.09%, 11/03/08	13,193,440
8,840,000	2.16%, 11/14/08	8,767,866
38,000,000	2.06%, 03/24/09	38,000,000

		266,154,913

	Total Short Term US Government Agency Securities (Cost $759,523,977)	759,523,977

	Short Term Corporate Notes — 4.9%
24,250,000	Merrill Lynch & Company, Inc., Variable Rate, 2.64%, 08/22/08(1)	24,250,000
33,850,000	Morgan Stanley, Series EXLS, Variable Rate, 2.61%, 03/02/09(1)	33,850,000

	Total Short Term Corporate Notes (Cost $58,100,000)	58,100,000

	Total Securities (Cost $828,063,977)	828,063,977

	Repurchase Agreements — 29.4%
32,600,000	With Barclays Bank PLC, dated 06/30/08, 2.50%, due 07/01/08, repurchase proceeds at maturity $32,602,264 (Collateralized by Freddie Mac, 5.51%, due 01/23/23, with a value of $33,252,117)	32,600,000
72,300,000	With Deutsche Bank, dated 06/30/08, 2.50%, due 07/01/08, repurchase proceeds at maturity $72,305,021 (Collateralized by Freddie Mac, 5.13%, due 10/15/08, with a value of $73,749,415)	72,300,000
94,900,000	With Goldman Sachs, dated 06/30/08, 2.40%, due 07/01/08, repurchase proceeds at maturity $94,906,327 (Collateralized by US Treasury Inflation Index, 3.63%, due 04/15/28, with a value of $96,798,130)	94,900,000
61,500,000	With Hong Kong Shanghai, dated 06/30/08, 2.50%, due 07/01/08, repurchase proceeds at maturity $61,503,502 (Collateralized by Fannie Mae, 4.34%, due 11/19/12, with a value of $24,179,993, Federal Home Loan Bank, 3.88%, due 06/14/13, with a value of $28,759,873, and Freddie Mac, 5.50%, due 08/23/17, with a value of $9,791,261)	61,500,000
39,550,000	With Morgan Stanley, dated 06/30/08, 2.40%, due 07/01/08, repurchase proceeds at maturity $39,552,637 (Collateralized by Fannie Mae, 5.13%, due 01/02/14, with a value of $18,316,662 and Freddie Mac Discount Note, 2.47%-2.52%, due 11/05/08, with a value of $22,483,104)	39,550,000

See notes to financial statements.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements (continued)

$44,188,936	With State Street Bank & Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $44,190,225 (Collateralized by Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $46,517,500)	$44,188,936

	Total Repurchase Agreements (Cost $345,038,936)	345,038,936

	Total Investments — 100.0% (Cost $1,173,102,913)	1,173,102,913
	Other assets less liabilities — 0.0%	274,250

	Net Assets — 100.0%	$1,173,377,163

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $1,173,102,913.

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 4.4%
	US Treasury Notes
$17,905,000	3.25%, 12/31/09(8)	$18,124,623
4,750,000	3.63%, 01/15/10	4,841,290

	Total US Treasury Securities (Cost $22,954,855)	22,965,913

	US Government Agency Securities — 22.9%
	Asset Backed: Mortgage and Home Equity — 15.5%
3,823,580	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	3,823,252
552,964	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	552,777
2,195,969	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	2,183,432
426,422	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	426,018
333,442	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	332,281
1,257,439	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	1,255,409
2,402,994	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,355,790
3,379,679	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	3,376,343
3,809,914	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	3,811,819
1,975,609	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	1,977,389
5,687,284	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	5,861,039
502,591	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	511,143
3,659,115	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	3,572,634
4,242,306	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	4,211,582
5,439,412	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	5,437,472
4,457,131	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	4,313,695
3,314,960	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	3,293,741
467,281	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	467,899
1,503,830	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,483,542
2,558,776	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	2,594,567
7,568,882	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,490,068
5,469,356	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,408,414
6,300,341	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	6,298,660
2,910,179	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,903,940
7,646,944	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	7,603,091

		81,545,997

	Fannie Mae — 4.0%
3,800,000	5.00%, 09/15/08	3,821,323
6,000,000	3.25%, 04/09/13	5,779,921
375,433	PL# 254062, 6.00%, 10/01/11	383,019
1,222,921	PL# 254754, 4.50%, 05/01/10	1,236,593
1,584,313	PL# 254758, 4.50%, 06/01/13	1,578,479
1,484,830	PL# 254807, 5.00%, 07/01/13	1,493,741
2,981,829	PL# 254914, 4.50%, 09/01/13	2,968,535
408,066	PL# 323743, 5.00%, 04/01/14	407,998
216,667	PL# 429168, 6.00%, 05/01/13	223,092
15,502	PL# 50903, 6.00%, 09/01/08	15,544
44,385	PL# 50973, 6.00%, 01/01/09	44,504
260,712	PL# 517699, 6.00%, 07/01/14	268,443
709,794	PL# 545038, 6.00%, 09/01/14	730,031
2,005,336	PL# 555154, 5.50%, 12/01/22	2,006,104
2,121	PL# 609771, 6.00%, 09/01/08	2,127

		20,959,454

	Federal Home Loan Bank — 1.7%
2,500,000	3.75%, 08/18/09	2,524,060
2,400,000	Series 363, 4.50%, 11/15/12	2,447,779
3,994,856	Series 6T-9009, 3.84%, 11/25/09	4,004,531

		8,976,370

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)

	Freddie Mac Gold — 1.4%
$80,728	PL# E00532, 6.50%, 02/01/13	$84,548
144,301	PL# E00542, 6.50%, 04/01/13	151,136
398,955	PL# E00676, 5.50%, 06/01/14	405,364
713,520	PL# E89557, 5.50%, 04/01/17	723,226
2,016,582	PL# G40426, 5.50%, 03/01/11	2,052,896
4,019,924	PL# M80812, 4.50%, 04/01/10	4,056,639

		7,473,809

	Government National Mortgage Association — 0.3%
1,349,615	PL# 436708, 5.75%, 12/15/22	1,375,021

	Total US Government Agency Securities (Cost $119,579,553)	120,330,651

	Corporate Bonds and Notes — 68.8%
	Banks and Financial Services — 15.1%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 2.54%, 06/22/09(3)	4,963,580
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,397,587
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,435,640
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,437,109
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,174,001
7,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	7,228,894
2,800,000	Goldman Sachs Group, Inc. (The), 6.88%, 01/15/11	2,908,318
4,000,000	Goldman Sachs Group, Inc. (The), Series MTNB, Floating Rate, 3.13%, 10/07/11(2)	3,881,616
2,000,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	1,995,686
5,600,000	JPMorgan Chase & Company, 4.75%, 05/01/13	5,448,206
4,000,000	Lehman Brothers Holdings, Inc., Series MTNI, Floating Rate, 2.94%, 01/12/12(2)	3,519,676
6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,932,134
6,125,000	Morgan Stanley, 6.75%, 04/15/11	6,286,951
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	2,816,329
3,670,000	NYSE Euronext, 4.80%, 06/28/13	3,623,461
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	5,253,631
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,123,513
3,000,000	Wells Fargo & Company, 4.20%, 01/15/10	3,009,855
4,500,000	Wells Fargo & Company, Floating Rate, 2.86%, 03/23/10(2)	4,463,703

		79,899,890

	Chemicals — 0.3%
1,855,000	Praxair, Inc., 3.95%, 06/01/13	1,787,194

	Consumer Goods and Services — 1.6%
3,455,000	Clorox Company, 4.20%, 01/15/10	3,427,813
5,220,000	Procter & Gamble Company (The) — 144A, Floating Rate, 2.74%, 07/06/09(2)	5,225,663

		8,653,476

	Diversified Operations and Services — 0.5%
3,825,000	Capmark Financial Group, 5.88%, 05/10/12	2,700,335

	Equipment Rental and Leasing — 1.0%
5,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	5,050,047

	Insurance — 2.3%
6,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	6,225,714
2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,505,790
3,115,000	Principal Life Income Funding Trust, Series MTN, 5.20%, 11/15/10	3,085,130

		11,816,634

	Machinery — 0.4%
2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,081,954

	Office Equipment, Supplies, and Services — 0.6%
3,005,000	Xerox Corp., 5.50%, 05/15/12	2,972,816

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 12.2%
$3,363,628	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	$3,202,279
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,539,885
120,062	Capital One Auto Finance Trust, Series 2005-C, Class A3, 4.61%, 07/15/10	119,812
1,642,592	Capital One Prime Auto Receivables Trust, Series 2004-3, Class A4, 3.69%, 06/15/10	1,644,544
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,845,994
3,100,000	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,119,727
615,931	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	617,212
1,609,881	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	1,618,200
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,251,223
2,000,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A3A, 5.00%, 02/08/12	2,027,280
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,251,591
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	1,000,552
87,790	Ford Credit Auto Owner Trust, Series 2005-C, Class A3, 4.30%, 08/15/09	87,851
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,833,212
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	932,369
996,819	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	995,476
5,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	4,976,305
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,941,174
5,500,000	Huntington Auto Trust — 144A, Series 2008-1A, Class A3A, 4.81%, 04/16/12	5,520,625
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	2,975,610
3,500,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A3, 4.93%, 12/17/12	3,534,673
1,921,245	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	1,903,381
1,492,914	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class A2, 5.32%, 04/14/09	1,498,236
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,245,065
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,454,003
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,625,201

		63,761,480

	Private Asset Backed: Banks and Financial Services — 5.0%
827,921	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	736,313
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	2,976,846
4,675,000	Caterpillar Financial Asset Trust, Series 2007-A, Class A3A, 5.34%, 06/25/12	4,741,762
1,752,144	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,733,208
4,193,684	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	4,197,172
3,827,418	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	3,859,838

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Banks and Financial Services (continued)

$2,500,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A2, Class A2, 4.31%, 08/10/42	$2,483,003
3,305,495	Morgan Stanley Capital I, Series 2005-HQ5, Class A1, 4.52%, 01/14/42	3,302,779
1,661,461	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,657,499
524,077	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	526,856

		26,215,276

	Private Asset Backed: Credit Cards — 3.8%
3,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	3,046,662
3,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	3,047,503
4,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	4,098,851
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,934,161
4,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	5,018,866
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	2,959,630

		20,105,673

	Private Asset Backed: Mortgage and Home Equity — 11.2%
492,243	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	491,037
411,044	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	412,184
1,074,661	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	1,062,230
1,028,608	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	1,025,726
2,265,151	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	2,273,901
7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	6,799,170
3,014,706	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,805,848
2,838,929	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	2,846,928
233,145	Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A1, 2.96%, 03/10/39	232,474
3,500,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A2, 4.18%, 11/15/37	3,473,183
310,567	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	313,538
4,109,872	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	4,162,796
637,971	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	635,791
812,040	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	805,744
517,994	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 3.06%, 09/27/35(2)	511,397
820,746	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 2.98%, 03/14/36(2)	792,140
482,526	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	474,932
4,758,238	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	4,705,365

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$105,086	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	$104,730
1,116,885	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	1,114,725
4,550,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	4,479,535
388,041	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	387,679
2,338,473	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,267,217
4,534,330	Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3, 5.45%, 01/25/36	4,060,185
2,866,737	Structured Adjustable Rate Mortgage Loan, Series 2006-1, Class 5A1, 5.25%, 02/25/36	2,646,815
6,001,136	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	5,857,170
469,506	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	467,295
3,883,908	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	3,731,742

		58,941,477

	Private Asset Backed: Other — 6.1%
3,879,310	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 2.92%, 10/28/18(2)	3,861,732
2,079,978	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	2,090,293
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,900,043
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,887,308
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,256,611
970,459	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 2.85%, 11/19/37(2)	921,429
1,544,962	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 2.64%, 08/25/20(2)	1,540,376
2,747,809	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	2,764,391
4,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	4,023,980
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,560,976
3,991,276	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	4,120,933

		31,928,072

	Private Asset Backed: Transportation — 1.1%
1,708,257	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	1,676,056
3,794,072	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	3,924,745

		5,600,801

	Real Estate Investment Trusts — 0.6%
3,190,000	Boston Properties LP, 6.25%, 01/15/13	3,251,921

	Retail — 1.0%
5,035,000	CVS Caremark Corp., 5.75%, 08/15/11	5,162,562

	Telecommunications Equipment and Services — 1.2%
5,925,000	BellSouth Corp., 6.00%, 10/15/11	6,107,081

	Utilities—4.8%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,748,228
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,179,725
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,639,917
3,195,000	Northern States Power Company — Minnesota, 6.88%, 08/01/09	3,285,872

See notes to financial statements.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$3,200,000	Northern States Power Company — Wisconsin, 7.64%, 10/01/08	$3,227,235

		25,080,977

	Total Corporate Bonds and Notes (Cost $366,071,455)	361,117,666

	Foreign Government Obligations — 0.8%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,016,231)	4,029,924

	Municipal Bonds — 1.2%
	Texas
6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	6,375,845

	Securities Lending Collateral — 3.5%
18,486,913	Securities Lending Collateral Investment (Note 4) (Cost $18,486,913)	18,486,913

	Short Term US Government Agency Securities — 0.6%
	Federal Home Loan Bank
3,000,000	2.00%, 07/01/08 (Cost $3,000,000)	3,000,000

	Total Securities (Cost $540,390,546)	536,306,912

	Repurchase Agreements — 0.7%
3,446,435	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $3,446,535 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.53%, due 08/01/37, with a value of $334,005 and Freddie Mac Adjustable Rate Mortgage, 6.14%, due 07/01/36, with a value of $3,181,663) (Cost $3,446,435)	3,446,435

	Total Investments — 102.9% (Cost $543,836,981)	539,753,347
	Liabilities less other assets — (2.9)%	(15,224,412)

	Net Assets — 100.0%	$524,528,935

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $543,836,981.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,185,852
Gross unrealized depreciation	(7,269,486)

Net unrealized depreciation	$(4,083,634)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 91.2%
	US Treasury Inflation Index
$21,676,918	0.88%, 04/15/10	$22,057,976
13,179,654	3.50%, 01/15/11	14,351,418
39,112,143	2.38%, 04/15/11	41,455,821
9,519,473	3.38%, 01/15/12	10,511,583
14,431,829	2.00%, 04/15/12	15,230,097
3,942,015	3.00%, 07/15/12	4,330,367
101,615	0.63%, 04/15/13	101,274
14,717,025	1.88%, 07/15/13	15,563,269
26,647,791	2.00%, 01/15/14	28,298,728
37,692,675	2.00%, 07/15/14	40,039,647
15,162,574	1.63%, 01/15/15	15,663,651
38,122,850	1.88%, 07/15/15	39,930,712
13,656,607	2.00%, 01/15/16	14,388,519
2,648,165	2.50%, 07/15/16(4)(5)	2,894,362
4,851,257	2.38%, 01/15/17	5,252,626
4,222,923	2.63%, 07/15/17	4,665,671
40,788,378	1.63%, 01/15/18	41,448,007
25,267,082	2.38%, 01/15/25	26,506,761
25,819,860	2.00%, 01/15/26	25,608,060
19,751,167	2.38%, 01/15/27	20,712,496
38,620,037	1.75%, 01/15/28	36,755,423
8,445,635	3.63%, 04/15/28	10,541,875
25,012,943	3.88%, 04/15/29	32,510,972
901,472	3.38%, 04/15/32	1,134,658

	Total US Treasury Securities (Cost $469,197,933)	469,953,973

	US Government Agency Securities — 5.5%
	Fannie Mae
29,000,000	TBA, 5.50%, 07/01/38 (Cost $28,512,891)	28,587,649

	Corporate Bonds and Notes — 3.3%
	Banks and Financial Services — 1.7%
2,545,000	General Electric Capital Corp., 5.63%, 05/01/18(6)	2,465,723
315,000	International Bank for Reconstruction & Development, Series CPI, Floating Rate, 5.57%, 12/10/13(3)	320,982
1,530,000	JPMorgan Chase & Company, Series MTNC, Floating Rate, 5.67%, 06/28/09(3)	1,587,225
1,055,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13(6)	999,544
1,243,000	Lehman Brothers Holdings, Inc., Series MTNG, Floating Rate, 5.25%, 06/02/09(3)	1,229,600
465,000	SLM Corp., Series CPI, Floating Rate, 5.13%, 10/08/08(3)	464,670
370,000	SLM Corp., Series CPI, Floating Rate, 5.36%, 06/01/09(3)	365,556
900,000	SLM Corp., Series CPI, Floating Rate, 6.10%, 01/31/14(3)	725,337
649,000	Bear Stearns Companies, Inc. (The), Series CPI, Floating Rate, 5.78%, 03/10/14(3)	592,628

		8,751,265

	Private Asset Backed: Credit Cards — 0.2%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,112,841

	Private Asset Backed: Mortgage and Home Equity — 1.4%
585,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	547,151
685,000	Bank of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.93%, 07/10/45	648,874
327,579	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 2.59%, 03/25/37(3)	310,827
2,046,170	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 2.67%, 03/20/47(3)	1,439,701
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	675,169
2,837,111	Residential Accredit Loans, Inc., Series 2007-QO2, Class A1, Floating Rate, 2.63%, 02/25/47(3)	2,028,141
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.44%, 12/15/44(3)	739,654

See notes to financial statements.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.93%, 05/15/43(3)	$733,182

		7,122,699

	Total Corporate Bonds and Notes (Cost $17,238,386)	16,986,805

	Short Term US Government Agency Securities — 3.4%
	Fannie Mae
17,300,000	2.15%, 07/28/08 (Cost $17,272,104)	17,272,104

	Total Securities (Cost $532,221,314)	532,800,531

	Repurchase Agreements — 1.6%
8,118,013	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $8,118,250 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 6.14%, due 07/01/36 with a value of $8,280,642) (Cost $8,118,013)	8,118,013

	Total Investments before Call and Put Options Written — 105.0% (Cost $540,339,327)	540,918,544

Contracts

	Call Options Written — (0.0)%
(59)	US Treasury Note (10 Year) September Future, Expiring September 2008 @ 117 (Premium $50,057)	(20,281)

	Put Options Written — (0.2)%
(65,700,000)	Expiring 10/08/08. If exercised the Series receives 3.10%, and pays floating 3 month LIBOR, expiring 10/10/10, European Style	(993,594)
(59)	US Treasury Note (10 Year) September Future, Expiring September 2008 @ 113	(52,547)

	Total Put Options Written (Premium $405,623)	(1,046,141)

	Total Investments net of Call and Put Options Written — 104.8% (Cost $539,883,647)	539,852,122
	Liabilities less other assets — (4.8)%	(24,614,046)

	Net Assets — 100.0%	$515,238,076

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $540,339,327.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,848,671
Gross unrealized depreciation	(4,269,454)

Net unrealized appreciation	$579,217

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 5.7%
	US Treasury Bonds — 1.6%
$18,150,000	6.63%, 02/15/27	$22,755,580
5,650,000	5.00%, 05/15/37(8)	6,073,756
2,835,000	4.38%, 02/15/38(8)	2,764,128

		31,593,464

	US Treasury Inflation Index — 0.8%
7,719,706	2.38%, 01/15/25	8,098,458
4,572,042	2.00%, 01/15/26	4,534,537
3,919,347	2.38%, 01/15/27	4,110,110

		16,743,105

	US Treasury Notes — 2.5%
15,225,000	2.63%, 05/31/10(8)	15,239,281
2,220,000	3.50%, 05/31/13(8)	2,237,172
16,010,000	3.50%, 02/15/18(8)	15,415,885
17,370,000	3.88%, 05/15/18(8)	17,230,240

		50,122,578

	US Treasury Strips — 0.8%
39,505,000	Zero coupon, 11/15/27	15,820,844

	Total US Treasury Securities (Cost $113,306,241)	114,279,991

	US Government Agency Securities — 49.8%
	Asset Backed: Mortgage and Home Equity — 1.6%
21,525,423	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	5,459,489
21,238,202	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	5,174,087
2,400,848	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,471,263
8,956,387	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	9,005,094
4,909,330	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	4,815,744
5,169,155	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,304,009

		32,229,686

	Asset Backed: US Government Agencies — 0.1%
1,052,678	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/10/12	1,062,694
1,575,730	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,515,366

		2,578,060

	Fannie Mae — 26.1%
14,850,000	4.63%, 06/01/10	15,230,368
4,100,000	5.25%, 08/01/12	4,153,079
10,200,000	4.63%, 05/01/13	10,021,021
242,621	PL# 252571, 7.00%, 07/01/29	256,614
3,625	PL# 252716, 7.00%, 09/01/29	3,834
1,017	PL# 253264, 7.00%, 05/01/30	1,075
718	PL# 253346, 7.50%, 06/01/30	774
11,652	PL# 253479, 7.00%, 10/01/30	12,316
23,766	PL# 253990, 7.00%, 09/01/16	24,924
20,140	PL# 254008, 7.00%, 10/01/31	21,291
285,907	PL# 254346, 6.50%, 06/01/32	296,847
242,507	PL# 254406, 6.50%, 08/01/32	251,786
11,665	PL# 255032, 5.50%, 12/01/18	11,845
152,795	PL# 255950, 6.00%, 09/01/15	156,954
411,994	PL# 256137, 6.00%, 02/01/16	423,234
444,038	PL# 256335, 6.00%, 07/01/16	456,163
2,636,816	PL# 256936, 6.00%, 10/01/37	2,643,389
600,344	PL# 323842, 5.50%, 07/01/14	610,750
36,840	PL# 323967, 7.00%, 10/01/29	38,965
4,189	PL# 492742, 7.00%, 05/01/29	4,430
1,081	PL# 503916, 7.50%, 06/01/29	1,167
1,824	PL# 508415, 7.00%, 08/01/29	1,929
8,663	PL# 515946, 7.00%, 10/01/29	9,163
312	PL# 524164, 7.00%, 11/01/29	330
109,212	PL# 524657, 7.00%, 01/01/30	115,436
19,735	PL# 526053, 7.00%, 12/01/29	20,873
338	PL# 527717, 7.50%, 01/01/30	365
3,446	PL# 528107, 7.00%, 02/01/30	3,645
1,281	PL# 531092, 7.50%, 10/01/29	1,383
8,060	PL# 531497, 7.00%, 02/01/30	8,520
6,324	PL# 531735, 7.00%, 02/01/30	6,684
925	PL# 533841, 7.50%, 12/01/30	997
18,387	PL# 535030, 7.00%, 12/01/29	19,448
25,640	PL# 535103, 7.00%, 01/01/15	26,911
7,203	PL# 535159, 7.00%, 02/01/30	7,618
33,179	PL# 535195, 7.00%, 03/01/30	35,093
9,456	PL# 535277, 7.00%, 04/01/30	10,002
299,698	PL# 535675, 7.00%, 01/01/16	314,392
771	PL# 535722, 7.00%, 02/01/31	815
4,993	PL# 535723, 7.00%, 02/01/31	5,278
1,154	PL# 535811, 6.50%, 04/01/31	1,198
72,608	PL# 535880, 7.00%, 02/01/31	76,794
473	PL# 540211, 7.50%, 06/01/30	510
1,319	PL# 542999, 7.50%, 08/01/30	1,421
88,824	PL# 545249, 5.50%, 10/01/16	90,363
474,675	PL# 545298, 5.50%, 11/01/16	482,903
5,070	PL# 545363, 5.50%, 11/01/16	5,158
1,807,311	PL# 545411, 5.50%, 01/01/17	1,838,637
23,114	PL# 545477, 7.00%, 03/01/32	24,438
194,112	PL# 545759, 6.50%, 07/01/32	201,539
777,830	PL# 545760, 6.50%, 07/01/32	807,591
142,618	PL# 545762, 6.50%, 07/01/32	148,075
30,713	PL# 549659, 7.00%, 02/01/16	32,210
11,792	PL# 549962, 7.00%, 10/01/30	12,464

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$44,172	PL# 549975, 7.00%, 10/01/30	$46,689
5,032	PL# 550440, 7.00%, 02/01/16	5,277
42,277	PL# 554493, 7.00%, 10/01/30	44,687
212,649	PL# 555114, 5.50%, 12/01/17	216,069
24,635	PL# 555144, 7.00%, 10/01/32	26,041
335,840	PL# 555254, 6.50%, 01/01/33	348,900
194,277	PL# 555798, 6.50%, 05/01/33	201,832
1,578	PL# 558362, 7.50%, 11/01/30	1,701
374	PL# 558519, 7.50%, 11/01/30	403
1,349	PL# 559277, 7.00%, 10/01/30	1,426
30,008	PL# 559313, 7.00%, 12/01/30	31,718
1,253	PL# 559741, 7.50%, 01/01/31	1,349
21,116	PL# 560384, 7.00%, 11/01/30	22,320
1,411	PL# 560596, 7.50%, 01/01/31	1,521
2,737	PL# 561678, 7.50%, 12/01/30	2,950
1,461	PL# 564080, 7.50%, 12/01/30	1,574
10,752	PL# 564183, 7.00%, 12/01/30	11,365
1,392	PL# 564529, 7.50%, 12/01/30	1,501
6,153	PL# 566658, 7.00%, 02/01/31	6,505
61,252	PL# 572453, 5.50%, 04/01/16	62,314
6,288	PL# 575285, 7.50%, 03/01/31	6,772
4,420	PL# 579161, 6.50%, 04/01/31	4,592
336,461	PL# 580165, 5.50%, 09/01/16	342,293
11,090	PL# 580179, 7.00%, 10/01/16	11,630
40,809	PL# 580515, 5.50%, 04/01/16	41,516
9,440	PL# 584811, 7.00%, 05/01/31	9,979
89,840	PL# 585248, 7.00%, 06/01/31	94,960
156,144	PL# 589120, 5.50%, 11/01/16	158,851
1,099	PL# 589405, 7.50%, 06/01/31	1,184
5,711	PL# 589893, 7.00%, 06/01/31	6,038
4,596	PL# 592129, 7.50%, 06/01/31	4,950
4,140	PL# 596895, 6.50%, 07/01/31	4,301
10,118	PL# 598125, 7.00%, 09/01/16	10,611
7,230	PL# 602148, 5.50%, 09/01/16	7,355
59,209	PL# 604517, 5.50%, 11/01/16	60,235
6,379	PL# 606551, 6.50%, 10/01/31	6,627
2,980	PL# 606600, 7.00%, 10/01/31	3,150
38,232	PL# 607386, 5.50%, 11/01/16	38,895
53,288	PL# 607493, 5.50%, 11/01/16	54,211
22,038	PL# 610128, 7.00%, 10/01/31	23,298
183,992	PL# 610579, 5.50%, 12/01/16	187,181
8,066	PL# 611323, 7.00%, 10/01/16	8,459
26,413	PL# 612071, 5.50%, 11/01/16	26,871
143,576	PL# 614506, 5.50%, 11/01/16	146,065
1,478,376	PL# 619054, 5.50%, 02/01/17	1,502,153
5,658	PL# 622119, 6.50%, 01/01/32	5,878
196,466	PL# 624035, 6.50%, 01/01/32	205,372
8,271	PL# 629236, 6.50%, 02/01/32	8,588
546,538	PL# 631321, 5.50%, 02/01/17	555,328
38,969	PL# 631606, 5.50%, 03/01/17	39,596
35,056	PL# 632269, 7.00%, 05/01/32	37,059
6,976	PL# 634563, 6.50%, 03/01/32	7,243
58,324	PL# 634949, 7.00%, 05/01/32	61,666
208,799	PL# 635164, 6.50%, 08/01/32	216,788
2,398	PL# 644932, 6.50%, 07/01/32	2,490
5,416	PL# 647556, 7.00%, 01/01/30	5,729
426,332	PL# 648795, 6.50%, 08/01/32	442,644
146,608	PL# 650206, 5.50%, 01/01/18	148,966
69,436	PL# 650291, 6.50%, 07/01/32	72,093
211,368	PL# 651649, 6.50%, 08/01/32	219,456
845,801	PL# 652127, 6.50%, 06/01/32	878,163
3,367	PL# 663353, 6.50%, 09/01/32	3,496
31,629	PL# 664188, 5.50%, 09/01/17	32,138
45,807	PL# 664194, 5.50%, 09/01/17	46,543
354,838	PL# 670402, 6.50%, 06/01/32	368,415
166,236	PL# 675314, 5.50%, 12/01/17	168,910
263,689	PL# 676800, 5.50%, 01/01/18	267,930
382,189	PL# 679631, 5.50%, 02/01/18	387,858
6,844	PL# 681343, 5.50%, 02/01/18	6,946
316,836	PL# 683199, 5.50%, 02/01/18	321,536
4,659,352	PL# 687889, 5.50%, 03/01/33	4,620,676
5,501	PL# 694372, 6.50%, 11/01/32	5,711
63,845	PL# 695925, 5.50%, 05/01/18	64,792
7,377	PL# 701236, 5.50%, 05/01/18	7,486
7,013	PL# 708637, 5.50%, 06/01/18	7,117
11,615	PL# 725071, 5.50%, 12/01/18	11,787
7,401,106	PL# 725162, 6.00%, 02/01/34	7,510,822
15,835,347	PL# 725206, 5.50%, 02/01/34	15,703,901
9,990	PL# 725269, 5.50%, 03/01/19	10,151
187,748	PL# 725407, 6.50%, 01/01/34	195,049
267,485	PL# 725418, 6.50%, 05/01/34	277,887
4,038,869	PL# 725519, 5.50%, 05/01/19	4,103,827
4,321,501	PL# 725704, 6.00%, 08/01/34	4,385,563
10,101,580	PL# 725946, 5.50%, 11/01/34	9,998,789
9,839	PL# 732724, 5.50%, 08/01/18	9,984
14,620,938	PL# 735141, 5.50%, 01/01/35	14,472,159
3,561,154	PL# 735454, 5.50%, 11/01/18	3,618,429
23,132,151	PL# 735504, 6.00%, 04/01/35	23,496,753
971,747	PL# 735611, 5.50%, 03/01/20	987,376
93,818,410	PL# 735989, 5.50%, 02/01/35	93,098,279
14,106,043	PL# 739821, 5.00%, 09/01/33	13,610,403
7,823	PL# 741355, 5.50%, 10/01/18	7,939
10,003,173	PL# 745193, 5.50%, 06/01/20	10,164,057
38,438,450	PL# 745275, 5.00%, 02/01/36	36,979,739
21,088,416	PL# 745412, 5.50%, 12/01/35	20,873,825
4,656	PL# 748655, 6.50%, 09/01/33	4,828
2,544	PL# 749118, 5.50%, 11/01/18	2,581
13,056	PL# 749153, 5.50%, 11/01/18	13,250
7,560	PL# 753643, 5.50%, 11/01/18	7,672
17,126	PL# 755167, 5.50%, 11/01/18	17,380
124,973	PL# 757687, 5.50%, 07/01/34	123,701
10,328	PL# 759423, 5.50%, 01/01/19	10,475

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$7,760	PL# 761018, 5.50%, 12/01/18	$7,875
29,125	PL# 761808, 5.50%, 05/01/18	29,593
376,042	PL# 766312, 5.50%, 03/01/19	381,385
182,724	PL# 768313, 5.50%, 01/01/19	185,435
172,580	PL# 781889, 5.50%, 03/01/17	175,571
4,976,741	PL# 806549, Variable Rate, 4.56%, 01/01/35(1)	5,012,653
998,051	PL# 826273, 6.00%, 07/01/20	1,024,530
57,574	PL# 831500, 6.00%, 05/01/16	59,146
3,848,283	PL# 831511, 6.00%, 06/01/16	3,953,345
818,174	PL# 845420, 6.00%, 02/01/36	827,490
8,011,865	PL# 850867, Variable Rate, 5.62%, 01/01/36(1)	8,087,669
43,534,375	PL# 888306, 5.00%, 12/01/36	41,882,279
21,463,239	PL# 888635, 5.50%, 09/01/36	21,285,077
4,908,285	PL# 889458, 4.50%, 03/01/21	4,801,530
805,250	PL# 891805, 6.00%, 06/01/36	813,664
733,916	PL# 892970, 6.50%, 09/01/36	756,722
621,009	PL# 911420, 6.00%, 05/01/37	627,366
7,976,514	PL# 928510, 6.50%, 06/01/37	8,222,683
8,615,565	PL# 941348, 6.50%, 08/01/37	8,881,456
4,390,116	PL# 944027, 6.50%, 08/01/37	4,525,602
37,300,000	TBA, 4.50%, 07/01/23	36,052,762
35,000,000	TBA, 5.00%, 07/01/23	34,611,709
27,200,000	TBA, 5.50%, 07/01/23	27,382,756
1,000,000	TBA, 6.00%, 07/01/23	1,025,156
200,000	TBA, 6.50%, 07/01/38	205,906

		522,463,907

	Federal Agricultural Mortgage Corporation — 2.4%
45,175,000	144A, 5.50%, 07/15/11	47,910,030

	Federal Home Loan Bank — 1.9%
38,390,000	5.86%, 03/02/17	38,975,985

	Freddie Mac — 1.6%
16,800,000	4.75%, 06/28/12(6)	17,295,332
4,065,685	PL# 1B2853, Variable Rate, 4.35%, 04/01/35(1)	4,100,654
10,117,498	PL# 1G1119, Variable Rate, 4.75%, 09/01/35(1)	10,087,927

		31,483,913

	Freddie Mac Gold — 6.3%
222,165	PL# A32037, 5.00%, 03/01/35	213,665
23,762	PL# A38585, 5.50%, 10/01/35	23,480
2,845,994	PL# B11446, 5.00%, 12/01/18	2,839,798
443,270	PL# B19621, 5.00%, 07/01/20	440,088
806,728	PL# C01271, 6.50%, 12/01/31	839,107
2,527,816	PL# C57150, 6.00%, 05/01/31	2,573,978
3,089	PL# C67653, 7.00%, 06/01/32	3,263
40,070	PL# C67868, 7.00%, 06/01/32	42,326
10,744	PL# C67999, 7.00%, 06/01/32	11,349
70,704	PL# C68001, 7.00%, 06/01/32	74,685
101,859	PL# C90229, 7.00%, 08/01/18	107,930
13,355	PL# E00570, 6.00%, 09/01/13	13,753
285,021	PL# E00592, 6.00%, 12/01/13	293,085
14,387	PL# E00720, 6.00%, 07/01/14	14,788
15,141	PL# E01007, 6.00%, 08/01/16	15,552
50,019	PL# E01095, 6.00%, 01/01/17	51,373
337,752	PL# E01490, 5.00%, 11/01/18	337,058
663,191	PL# E01538, 5.00%, 12/01/18	661,812
26,564	PL# E01638, 4.00%, 04/01/19	25,220
20,348	PL# E69171, 6.00%, 02/01/13	20,852
16,365	PL# E73319, 6.00%, 11/01/13	16,770
20,600	PL# E73769, 6.00%, 12/01/13	21,110
10,872	PL# E75990, 6.00%, 04/01/14	11,206
19,534	PL# E76341, 6.00%, 04/01/14	20,017
29,147	PL# E76730, 6.00%, 05/01/14	29,869
22,970	PL# E76731, 6.00%, 05/01/14	23,539
15,285	PL# E78995, 6.00%, 11/01/14	15,664
182,623	PL# E84191, 6.00%, 07/01/16	187,155
3,022	PL# E84758, 5.50%, 07/01/16	3,063
13,439	PL# E85885, 6.00%, 11/01/16	13,773
180,655	PL# E86502, 5.50%, 12/01/16	183,084
3,979	PL# E86565, 5.50%, 12/01/16	4,032
185,608	PL# E87961, 6.00%, 02/01/17	190,215

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$291,949	PL# E88001, 6.00%, 02/01/17	$299,203
39,058	PL# E88452, 6.00%, 03/01/17	40,028
234,501	PL# E88749, 6.00%, 03/01/17	240,321
300,713	PL# E88789, 6.00%, 04/01/17	308,185
112,517	PL# E88979, 5.50%, 04/01/17	114,048
218,557	PL# E89282, 6.00%, 04/01/17	223,988
473,632	PL# E89336, 6.00%, 05/01/17	485,400
20,407	PL# E89653, 6.00%, 04/01/17	20,914
327,180	PL# E89913, 6.00%, 05/01/17	335,309
587,133	PL# E91644, 5.50%, 10/01/17	595,120
175,990	PL# E91754, 5.50%, 10/01/17	178,384
256,779	PL# E91774, 5.50%, 10/01/17	260,272
116,494	PL# E91968, 5.50%, 10/01/17	118,078
202,554	PL# E92113, 5.50%, 10/01/17	205,309
1,025,122	PL# G01391, 7.00%, 04/01/32	1,083,873
2,701,814	PL# G03358, 5.50%, 08/01/37	2,664,664
11,434	PL# G11111, 6.00%, 04/01/16	11,717
2,474,638	PL# G11681, 5.00%, 04/01/20	2,463,064
10,848,825	PL# G11769, 5.00%, 10/01/20	10,770,963
2,592,800	PL# M80813, 4.00%, 04/01/10	2,592,096
24,000,000	TBA, 4.50%, 07/01/23	23,190,001
3,000,000	TBA, 5.00%, 07/01/23	2,962,969
69,000,000	TBA, 5.50%, 07/01/38	67,975,765

		126,462,330

	Government National Mortgage Association — 9.7%
87,227	PL# 3173, 6.50%, 12/20/31	90,407
555	PL# 434615, 7.00%, 11/15/29	591
142,240	PL# 435071, 7.00%, 03/15/31	151,460
17,300	PL# 493966, 7.00%, 06/15/29	18,445
36,508	PL# 494742, 7.00%, 04/15/29	38,925
1,084	PL# 530260, 7.00%, 02/15/31	1,154
185,444	PL# 531025, 6.00%, 04/15/32	189,081
415	PL# 538271, 7.00%, 11/15/31	442
66,516	PL# 538312, 6.00%, 02/15/32	67,820
96,144	PL# 543989, 7.00%, 03/15/31	102,376
775	PL# 547545, 7.00%, 04/15/31	825
198,200	PL# 550985, 7.00%, 10/15/31	211,048
245	PL# 551549, 7.00%, 07/15/31	260
17,081	PL# 552413, 7.00%, 02/15/32	18,186
75,523	PL# 554808, 6.00%, 05/15/31	77,051
55,944	PL# 555360, 6.00%, 06/15/31	57,076
63,542	PL# 555733, 6.00%, 03/15/32	64,788
449	PL# 557664, 7.00%, 08/15/31	478
53,980	PL# 557678, 7.00%, 08/15/31	57,479
3,721	PL# 561050, 7.00%, 05/15/31	3,963
367	PL# 561996, 7.00%, 07/15/31	391
10,005	PL# 563346, 7.00%, 09/15/31	10,654
38,213	PL# 563599, 7.00%, 06/15/32	40,684
63,563	PL# 564086, 7.00%, 07/15/31	67,683
35,267	PL# 564300, 6.00%, 08/15/31	35,981
6,290	PL# 564706, 7.00%, 07/15/31	6,698
53,481	PL# 565808, 6.00%, 11/15/31	54,563
124,497	PL# 567622, 6.00%, 04/15/32	126,939
66,716	PL# 569567, 7.00%, 01/15/32	71,031
53,172	PL# 570517, 6.00%, 01/15/32	54,214
38,761	PL# 572821, 6.00%, 12/15/31	39,546
65,549	PL# 574873, 6.00%, 12/15/31	66,876
76,317	PL# 575906, 6.00%, 01/15/32	77,813
34,259	PL# 576323, 6.00%, 12/15/31	34,953
1,244	PL# 579377, 7.00%, 04/15/32	1,325
179,728	PL# 581015, 7.00%, 02/15/32	191,352
73,511	PL# 581070, 6.00%, 02/15/32	74,952
42,405	PL# 582956, 7.00%, 02/15/32	45,148
190,440	PL# 587122, 7.00%, 06/15/32	202,757
4,811	PL# 587494, 7.00%, 06/15/32	5,122
909	PL# 589696, 7.00%, 05/15/32	968
13,640	PL# 780802, 6.50%, 05/15/28	14,177
22,565	PL# 781113, 7.00%, 11/15/29	24,059
144,294	PL# 781148, 6.00%, 07/15/29	147,433
69,997	PL# 781276, 6.50%, 04/15/31	72,738
20,066	PL# 781287, 7.00%, 05/15/31	21,385
31,756	PL# 781324, 7.00%, 07/15/31	33,827
177,694	PL# 781328, 7.00%, 09/15/31	189,382
138,862	PL# 781330, 6.00%, 09/15/31	141,860
35,348	PL# 781496, 6.50%, 09/15/32	36,707
46,947	PL# 781548, 7.00%, 11/15/32	50,003
27,412	PL# 781584, 7.00%, 05/15/32	29,202
2,312,905	PL# 781804, 6.00%, 09/15/34	2,354,701
2,045,249	PL# 781847, 6.00%, 12/15/34	2,081,856
1,927,172	PL# 781902, 6.00%, 02/15/35	1,961,445
92,400,000	TBA, 5.50%, 07/01/38	91,860,553
8,200,000	TBA, 6.00%, 07/01/38	8,316,594
45,100,000	TBA, 5.50%, 08/01/38	44,641,953
36,800,000	TBA, 5.50%, 08/01/38	36,506,741

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)

$4,300,000	TBA, 6.00%, 08/01/38	$4,347,703

		195,193,824

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18	765,378
1,200,000	Zero coupon, 10/15/18	753,113

		1,518,491

	Total US Government Agency Securities (Cost $991,880,721)	998,816,226

	Corporate Bonds and Notes — 56.9%
	Banks and Financial Services — 15.5%
85,000	BAC Capital Trust XI, 6.63%, 05/23/36	78,593
3,000,000	Bank of America Corp., 7.80%, 09/15/16	3,219,612
4,550,000	Bank of America Corp., 6.00%, 09/01/17	4,391,564
2,675,000	Bank of America Corp., 5.75%, 12/01/17	2,516,592
7,735,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)	7,258,447
4,775,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)	4,519,585
3,025,000	Bank of America NA, 5.30%, 03/15/17	2,781,506
7,265,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual(1)	6,825,627
2,900,000	Bear Stearns Companies, Inc. (The), 6.40%, 10/02/17	2,870,690
7,565,000	Bear Stearns Companies, Inc. (The), Series MTN, 6.95%, 08/10/12	7,872,858
1,000,000	Bear Stearns Companies, Inc. (The), Series MTNB, 4.55%, 06/23/10	992,044
7,125,000	Citigroup Capital XXI, Variable Rate, 8.30%, 12/21/57 (1)	6,746,085
14,330,000	Citigroup, Inc., 3.63%, 02/09/09(4)(5)	14,311,256
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,944,685
6,700,000	Citigroup, Inc., 5.30%, 10/17/12	6,541,666
8,220,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)	6,863,823
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,968,705
10,125,000	General Electric Capital Corp., 5.63%, 05/01/18	9,809,606
5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67(1)	5,092,474
5,820,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	5,479,158
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,724,247
3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)	2,247,822
13,605,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	13,332,546
2,850,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	2,843,853
2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,948,654
390,000	Icahn Enterprises Finance Corp., 8.13%, 06/01/12	376,350
4,045,000	Icahn Enterprises Finance Corp., 7.13%, 02/15/13	3,691,063
2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,108,497
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,124,740
8,750,000	JPMorgan Chase & Company, Series 1, Variable Rate, 7.90%, perpetual(1)	8,228,763
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	7,610,167
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	1,892,753
5,795,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	5,216,908
630,000,000	Kreditanstalt fur Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.71%, 08/08/11(2)(17)	5,935,711
870,000,000	Landwirtschaftliche Rentenbank (Germany), Series EMTN, 0.65%, 09/30/08(17)	8,189,225
1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)	662,809
2,250,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17	2,084,969

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	$4,167,200
5,730,000	Lehman Brothers Holdings, Inc., Series MTN, 5.63%, 01/24/13	5,428,803
2,005,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	1,886,757
3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27	3,522,410
425,000	Morgan Stanley, 6.75%, 04/15/11	436,237
17,410,000	Morgan Stanley, Floating Rate, 2.96%, 01/09/12(2)	16,193,824
3,710,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	3,464,732
1,950,000	Morgan Stanley, Series MTNF, 5.55%, 04/27/17	1,747,013
18,175,000	Private Expert Funding Corp., Series Y, 3.55%, 04/15/13	17,622,608
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual(1)	5,814,681
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	3,075,142
3,972,000	SLM Corp., Series MTNA, 4.00%, 01/15/09	3,923,621
2,370,000	SLM Corp., Series MTNA, 4.00%, 01/15/10	2,208,594
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	2,000,326
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,523,828
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	10,504,970
5,900,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	5,640,223
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual(1)	985,238
4,315,000	US Bank NA, Series BKNT, 4.40%, 08/15/08	4,319,867
540,000	Wachovia Bank NA, Series BKNT, 4.38%, 08/15/08	539,497
11,100,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	9,701,234
2,760,000	Wells Fargo & Company, 4.20%, 01/15/10	2,769,067
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,133,309
4,525,000	Wells Fargo & Company, 4.88%, 01/12/11	4,590,083
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37(1)	2,530,838

		310,033,755

	Broadcast Services/Media — 1.6%
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	5,921,304
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,865,855
965,000	Comcast Corp., 7.05%, 03/15/33	983,296
7,250,000	Comcast Corp., 6.95%, 08/15/37	7,153,002
465,000	Cox Communications, Inc., 7.75%, 11/01/10	490,224
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	479,750
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	560,550
1,070,000	News America Holdings, 7.63%, 11/30/28	1,140,288
260,000	News America, Inc., 7.28%, 06/30/28	267,911
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,696,075
9,150,000	Time Warner Cable, Inc., 6.20%, 07/01/13	9,314,234
725,000	Time Warner Entertainment, 8.38%, 07/15/33	786,782
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	1,947,004

		32,606,275

	Computer Equipment, Software and Services — 0.4%
4,415,000	International Business Machines Corp., 5.70%, 09/14/17	4,488,819
2,980,000	Oracle Corp., 5.75%, 04/15/18	2,982,968

		7,471,787

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	2,345,626

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Electronics — 0.0%
$470,000	L-3 Communications Corp., 5.88%, 01/15/15	$435,925
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	145,700

		581,625

	Environmental Waste Management and Recycling Services — 0.0%
560,000	Aleris International, Inc., 9.00%, 12/15/14(12)	448,700

	Food and Beverage — 0.5%
4,792,000	Kraft Foods, Inc., 6.50%, 08/11/17	4,806,261
5,675,000	Kraft Foods, Inc., 6.13%, 02/01/18	5,526,389

		10,332,650

	Insurance — 2.0%
7,320,000	American International Group — 144A, Variable Rate, 8.18%, 05/15/58(1)	6,907,319
1,775,000	ASIF Global Financial XXIII — 144A, 3.90%, 10/22/08	1,769,109
2,850,000	Berkshire Hathaway Finance Corp., 3.38%, 10/15/08	2,852,126
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/67(1)	3,481,693
5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 2.95%, 09/15/09(2)	5,354,502
6,550,000	MetLife Global Funding I — 144A, 5.13%, 04/10/13	6,456,440
4,455,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36(1)	3,901,480
1,600,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	1,603,706
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37(1)	3,157,435
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65(1)	1,692,955
4,125,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	3,549,633

		40,726,398

	Leisure and Recreation — 0.2%
4,700,000	Harrah’s Operating Company, Inc. — 144A, 10.75%, 02/01/18(8)(12)	3,478,000

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,766,225

	Medical Equipment, Supplies, and Services — 0.2%
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	3,122,233

	Metals and Mining — 0.4%
730,000	AK Steel Corp., 7.75%, 06/15/12	735,475
1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,784,174
3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	3,254,451
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,136,893

		7,910,993

	Oil, Coal and Gas — 0.7%
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,920,525
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	118,500
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,370,340
365,000	El Paso Natural Gas, 8.63%, 01/15/22	406,851
15,000	El Paso Natural Gas, 8.38%, 06/15/32	16,826
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,600,606
3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	3,400,320
1,795,000	Petrobras International Finance Company (Cayman Islands), 5.88%, 03/01/18	1,735,664
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	651,871
1,700,000	XTO Energy, Inc., 6.75%, 08/01/37	1,729,342

		14,950,845

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Paper and Forest Products — 0.1%
$400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	$342,000
845,000	Georgia-Pacific Corp. — 144A, 7.13%, 01/15/17	798,525

		1,140,525

	Pharmaceuticals/Research and Development — 0.4%
170,000	Bio-Rad Laboratories, Inc., 7.50%, 08/15/13	171,700
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	503,500
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	593,920
4,425,000	GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	4,423,778
1,580,000	Wyeth, 6.00%, 02/15/36	1,537,326

		7,230,224

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.3%
7,212,100	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	7,279,040
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	19,268,883

		26,547,923

	Private Asset Backed: Banks and Financial Services — 5.1%
3,221,783	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	3,076,467
4,606,093	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1, Floating Rate, 5.48%, 11/25/34(3)	4,237,605
3,330,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	3,324,016
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,877,449
2,002,790	JPMorgan Chase Commercial Mortgage Securities Corp. — 144A, Series 2004-CB8, Class A1A, 4.16%, 01/12/39	1,888,394
1,812,601	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	1,822,220
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 5.88%, 07/11/17(3)	7,262,601
5,580,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 10/12/17	5,309,230
1,962,083	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 2.92%, 01/25/18(2)	1,960,188
14,200,000	SLM Student Loan Trust, Series 2005-6, Class A5B, Floating Rate, 2.93%, 07/27/26(2)	14,121,175
18,210,000	SLM Student Loan Trust, Series 2008-5, Class A2, Floating Rate, 4.00%, 10/25/16(2)	18,485,994
4,600,000	SLM Student Loan Trust, Series 2008-5, Class A3 (Luxembourg), Floating Rate, 4.20%, 01/25/18(2)	4,719,313
12,410,000	SLM Student Loan Trust, Series 2008-5, Class A4 (Luxembourg), Floating Rate, 4.60%, 07/25/23(2)	12,906,400
11,867,885	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	11,896,222

		101,887,274

	Private Asset Backed: Credit Cards — 2.5%
34,800,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	35,206,231
15,125,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	15,269,643

		50,475,874

	Private Asset Backed: Mortgage and Home Equity — 22.7%
4,650,193	American Home Mortgage Assets, Series 2006-6, Class A1A, Floating Rate, 2.67%, 12/25/46(3)	3,219,833
11,791,704	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	12,051,096
7,884,496	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	8,086,905

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	$16,507,645
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,484,227
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.69%, 04/10/49(3)	12,624,371
313,530	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	317,167
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,377,405
3,432,424	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,555,561
2,430,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	2,307,893
4,647,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, Floating Rate, 5.70%, 06/10/17(3)	4,425,533
12,749,438	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35(3)	11,961,514
4,877,280	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 2.59%, 03/25/37(3)	4,627,863
21,125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	19,570,233
2,161,420	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 1A1, Floating Rate, 4.49%, 08/25/46(3)	1,770,337
5,715,557	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 2.67%, 03/20/47(3)	4,021,510
2,507,288	Countrywide Home Loans, Series 2006-OA5, Class 2A1, Floating Rate, 2.68%, 04/25/46(3)	1,794,921
8,779,387	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	8,611,102
9,500,093	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	9,535,179
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	10,167,590
14,005,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,994,304
1,853,290	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 2.57%, 04/25/36(3)	1,843,656
3,465,509	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	3,210,779
4,985,316	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.68%, 02/25/47(3)	3,597,935
4,274,613	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,431,376
250,695	Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1, Floating Rate, 2.56%, 05/25/36(3)	250,026
12,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	12,959,644
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,624,182
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,896,037
5,721,698	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	5,801,757

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$5,146,229	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	$5,257,998
12,905,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	12,050,710
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	2,983,141
5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	4,361,138
3,127,713	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, Floating Rate, 4.92%, 01/25/35(3)	2,976,623
8,737,369	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	8,422,183
6,653,787	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, Floating Rate, 2.67%, 08/25/46(3)	4,808,165
9,223,720	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 2.65%, 12/19/36(3)	6,513,891
4,313,404	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, Floating Rate, 2.69%, 11/19/36(3)	3,048,253
10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,607,374
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,828,637
8,934,245	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	9,121,448
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	8,838,188
1,665,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,580,280
15,552,428	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.88%, 08/25/34(3)	15,179,868
1,707,763	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 07/25/36	1,675,785
1,434,656	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 03/25/22	1,388,528
4,810,103	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, 10/15/35	4,816,357
13,267,575	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,794,682
5,996,772	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	6,224,298
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,280,477
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,839,262
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	11,250,575
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	8,999,327
11,842,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 09/15/45	11,596,078
10,675,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.28%, 01/11/18	10,549,305
6,131,812	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 2.54%, 11/25/46(3)	5,999,784
3,494,660	Residential Accredit Loans, Inc., Series 2007-QO2, Class A1, Floating Rate, 2.63%, 02/25/47(3)	2,498,199
8,881,626	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	8,784,394

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$5,487,357	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.15%, 05/18/32(3)	$5,507,321
9,007,023	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	9,249,251
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 6.10%, 07/15/17(3)	15,696,229
2,935,264	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, Floating Rate, 4.30%, 05/25/47(3)	2,172,096
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, 5.77%, 04/25/36	365,442

		455,892,868

	Private Asset Backed: Other — 0.2%
3,953,324	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	3,106,713

	Private Asset Backed: Utilities — 0.4%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,355,288

	Real Estate Investment Trusts — 0.1%
910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	932,153
725,000	Rouse Company (The), 3.63%, 03/15/09	701,130
915,000	Rouse Company (The), 5.38%, 11/26/13	735,226

		2,368,509

	Telecommunications Equipment and Services — 1.5%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	596,808
10,025,000	AT&T, Inc., 6.50%, 09/01/37	9,733,423
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	793,800
800,000	Citizens Communications Company, 6.25%, 01/15/13	746,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,519,245
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	1,037,236
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,631,025
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	721,025
675,000	Qwest Corp., Floating Rate, 6.03%, 06/15/13 (2)	648,000
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	943,388
1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,679,646
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,580,959
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	76,248
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	896,311
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	166,541
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,428,262
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	473,782
890,000	Wind Acquisition Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	938,950
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,378,438
1,220,000	Windstream Corp., 8.63%, 08/01/16	1,223,050

		30,212,137

	Transportation — 0.2%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	516,600
2,495,000	United Parcel Service, Inc., 6.20%, 01/15/38	2,537,497

		3,054,097

	Utilities — 0.7%
328,167	AES Ironwood LLC, 8.86%, 11/30/25	342,114
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	243,813

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	$2,822,843
269,523	Elwood Energy LLC, 8.16%, 07/05/26	261,114
1,000,000	Florida Power & Light Company, 5.63%, 04/01/34	947,533
3,600,000	Florida Power & Light Company, 5.95%, 02/01/38	3,571,070
1,700,000	Florida Power Corp., 6.40%, 06/15/38	1,732,407
82,131	Homer City Funding LLC, 8.73%, 10/01/26	88,497
560,000	NRG Energy, Inc., 7.38%, 02/01/16	528,500
200,000	Suncor Energy, Inc. (Canada), 6.50%, 06/15/38	194,648
4,355,000	Texas Competitive Electric Holdings Company LLC-144A, 10.25%, 11/01/15	4,289,675

		15,022,214

	Total Corporate Bonds and Notes (Cost $1,181,776,149)	1,141,068,758

Shares

	Preferred Stocks — 0.9%
	Banks and Financial Services — 0.8%
82,500	Citigroup, Inc., Series AA, Variable Rate, 8.13%(1)	1,848,000
148,230	Fannie Mae, Series S, Variable Rate, 8.25%(1)(8)	3,401,879
300,000	Wachovia Corp., 8.00%(8)	6,725,999
4,345,000	Wachovia Corp., Series K, Variable Rate, 7.98%(1)	4,001,962

		15,977,840

	Insurance — 0.1%
2,350,000	Lincoln National Corp., Variable Rate, 7.00%(1)	2,143,668

	Total Preferred Stocks (Cost $20,115,702)	18,121,508

Principal

	Foreign Government Obligations — 1.3%
$9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,433,834
4,575,000	Bundesrepublik Deutschland, Series 05 (Germany), 4.00%, 01/04/37(16)	6,305,097
2,975,000	Bundesrepublik Deutschland, Series 07 (Germany), 4.25%, 07/04/39(16)	4,269,807
2,930,000	Province of Manitoba (Canada), 6.38%, 09/01/15(18)	2,103,649
3,365,000	Province of Ontario, Series GMTN (Canada), 6.25%, 06/16/15(18)	2,419,423

	Total Foreign Government Obligations (Cost $24,511,735)	25,531,810

Contracts

	Purchased Call Options — 0.3%
69,900,000	Expiring 08/09/10. If exercised the Series receives 5.78%, and pays floating 3 month LIBOR, expiring 08/11/20, European Style (Cost $2,677,170)	5,296,323

	Purchased Put Options — 0.1%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style (Cost $2,677,170)	1,776,159

Principal

	Short Term US Government Agency Securities — 1.1%
	Fannie Mae
$22,000,000	2.15%, 07/28/08 (Cost $21,964,525)	21,964,525

	Securities Lending Collateral — 3.5%
70,464,218	Securities Lending Collateral Investment (Note 4) (Cost $70,464,218)	70,464,218

	Total Securities (Cost $2,429,373,631)	2,397,319,518

See notes to financial statements.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements — 0.6%
$11,382,009	With State Street Bank and Trust, dated 06/30/2008, 1.05%, due 07/01/08, repurchase proceeds at maturity $11,382,341 (Collateralized by Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $12,135,000) (Cost $11,382,009)(15)	$11,382,009

	Total Investments before Call and Put Options Written and Securities Sold Short — 120.2% (Cost $2,440,755,640)	2,408,701,527

Contracts

	Call Options Written — (0.1)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives floating 3 month LIBOR, and pays 4.88%, expiring 05/06/20, European Style	(1,367,396)
(220)	US Treasury Note (10 Year) September Future, Expiring September 2008 @ 117	(75,625)

	Total Call Options Written (Premium $1,789,676)	(1,443,021)

	Put Options Written — (0.2)%
(35,600,000)	Expiring 05/04/10. If exercised the Series receives 4.88%, and pays floating 3 month LIBOR, expiring 05/06/20, European Style	(1,838,740)
(135,000,000)	Expiring 10/16/08. If exercised the Series receives 3.30%, and pays floating 3 month LIBOR, expiring 10/20/10, European Style	(1,712,691)
(220)	US Treasury Note (10 Year) September Future, Expiring September 2008 @ 113	(195,937)

	Total Put Options Written (Premium $2,559,356)	(3,747,368)

Principal

	Securities Sold Short — (13.3)%
$(27,200,000)	Fannie Mae, TBA, 5.50%, 07/01/23	(27,382,757)
(1,000,000)	Fannie Mae, TBA, 6.00%, 07/01/23	(1,025,156)
(27,200,000)	Fannie Mae, TBA, 5.50%, 08/01/23	(27,314,757)
(900,000)	Fannie Mae, TBA, 6.00%, 08/01/23	(920,390)
(24,100,000)	Fannie Mae, TBA, 5.00%, 07/01/38	(23,102,115)
(118,200,000)	Fannie Mae, TBA, 5.50%, 07/01/38	(116,519,314)
(39,700,000)	Fannie Mae, TBA, 6.00%, 07/01/38	(40,053,568)
(26,900,000)	Fannie Mae, TBA, 6.50%, 07/01/38	(27,694,384)
(1,900,000)	Freddie Mac Gold, TBA, 6.00%, 07/01/23	(1,944,829)
(800,000)	Freddie Mac Gold, TBA, 6.50%, 07/01/38	(824,625)

	Total Securities Sold Short (Proceeds $266,256,437)	(266,781,895)

	Total Investments net of Call and Put Options Written and Securities Sold Short — 106.6% (Cost $2,170,150,171)	2,136,729,243
	Liabilities less other assets — (6.6)%	(132,720,133)

	Net Assets — 100.0%	$2,004,009,110

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $2,440,755,640.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$20,636,698
Gross unrealized depreciation	(52,690,811)

Net unrealized depreciation	$(32,054,113)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 15.6%
	US Treasury Bonds — 1.0%
$50,000	8.75%, 05/15/17	$67,379
740,000	8.88%, 08/15/17	1,007,904
550,000	6.38%, 08/15/27	673,922
860,000	4.75%, 02/15/37	888,353
30,000	5.00%, 05/15/37	32,250
1,320,000	4.38%, 02/15/38	1,287,001

		3,956,809

	US Treasury Inflation Index — 1.0%
483,673	1.63%, 01/15/15	499,657
44,168	1.88%, 07/15/15	46,263
129,857	2.00%, 01/15/16	136,816
457,314	2.50%, 07/15/16	499,830
93,267	2.63%, 07/15/17	103,045
205,099	2.38%, 01/15/25	215,162
86,571	2.00%, 01/15/26	85,861
1,789,267	2.38%, 01/15/27	1,876,355
922,698	1.75%, 01/15/28	878,149

		4,341,138

	US Treasury Notes — 13.3%
180,000	4.50%, 09/30/11	188,184
14,010,000	4.63%, 10/31/11	14,709,406
190,000	4.50%, 03/31/12	199,099
4,330,000	4.75%, 05/31/12	4,579,993
5,160,000	4.63%, 07/31/12	5,440,983
12,890,000	4.13%, 08/31/12	13,346,190
1,700,000	3.50%, 05/31/13	1,713,150
14,270,000	3.38%, 06/30/13	14,300,110
610,000	4.75%, 08/15/17	646,410

		55,123,525

	US Treasury Strips — 0.3%
2,995,000	Zero coupon, 11/15/24	1,397,596

	Total US Treasury Securities (Cost $63,223,603)	64,819,068

	US Government Agency Securities — 46.0%
	Fannie Mae — 31.3%
790,000	3.00%, 07/12/10	786,814
1,197,142	PL# 256219, 5.50%, 04/01/36	1,171,126
2,389,712	PL# 256552, 5.50%, 01/01/37	2,360,167
303,374	PL# 735809, Variable Rate, 4.66%, 08/01/35(1)	304,090
4,407,365	PL# 745275, 5.00%, 02/01/36	4,240,109
2,117,299	PL# 745959, 5.50%, 11/01/36	2,091,122
27,609	PL# 759626, 6.00%, 02/01/34	27,998
41,684	PL# 795774, 6.00%, 10/01/34	42,224
185,005	PL# 796050, 6.00%, 08/01/34	187,400
1,223,388	PL# 796278, 6.00%, 12/01/34	1,239,230
44,064	PL# 801516, Variable Rate, 4.70%, 08/01/34(1)	44,628
441,132	PL# 809169, 6.00%, 01/01/35	446,844
91,752	PL# 810896, Variable Rate, 4.84%, 01/01/35(1)	92,699
17,403	PL# 820426, 6.00%, 03/01/35	17,601
1,069,024	PL# 888022, 5.00%, 02/01/36	1,028,455
927,422	PL# 888893, 5.50%, 08/01/37	917,115
400,753	PL# 893681, 6.00%, 10/01/36	404,940
722,298	PL# 893923, 6.00%, 10/01/36	729,846
986,047	PL# 894005, 6.00%, 10/01/36	996,350
1,394,307	PL# 904000, 6.00%, 01/01/37	1,408,876
3,163,335	PL# 916397, 6.50%, 05/01/37	3,260,961
1,401,195	PL# 918653, 6.00%, 06/01/37	1,415,539
96,844	PL# 950385, Variable Rate, 5.87%, 08/01/37(1)	98,300
9,742,622	PL# 950694, 6.00%, 10/01/37	9,842,355
7,100,000	TBA, 5.50%, 07/01/23	7,147,705
7,800,000	TBA, 6.00%, 07/01/23	7,996,217
34,120,000	TBA, 5.00%, 07/01/38	32,707,228
2,700,000	TBA, 5.50%, 07/01/38	2,661,609
36,180,000	TBA, 5.00%, 08/01/38	34,602,770
11,300,000	TBA, 5.50%, 08/01/38	11,111,075

		129,381,393

	Federal Agricultural Mortgage Corp. — 0.2%
80,000	4.25%, 07/29/08	80,102
900,000	144A, 5.13%, 04/19/17(5)	922,203

		1,002,305

	Federal Home Loan Bank — 0.1%
490,000	5.50%, 07/15/36	510,413

	Freddie Mac — 2.3%
490,000	5.60%, 09/26/13	492,825
230,000	5.60%, 10/17/13	231,687
97,515	PL# 1B2694, Variable Rate, 4.35%, 12/01/35(1)(5)	98,351
819,869	PL# 1G2201, Variable Rate, 6.10%, 09/01/37(1)(5)	836,322
3,681,561	PL# 1G2403, Variable Rate, 5.57%, 01/01/38(1)(5)	3,733,672
347,611	PL# 1N1447, Variable Rate, 5.81%, 02/01/37(1)(5)	354,075
2,098,919	PL# 1N1454, Variable Rate, 5.90%, 04/01/37(1)(5)	2,136,000
670,695	PL# 1N1463, Variable Rate, 5.94%, 05/01/37(1)(5)	682,052
946,947	PL# 1N1582, Variable Rate, 5.94%, 05/01/37(1)(5)	963,319

		9,528,303

	Freddie Mac Gold — 6.6%
830,006	PL# A39644, 5.50%, 11/01/35(5)	820,149
795,264	PL# A39756, 5.00%, 11/01/35	764,836
9,926,074	PL# G02427, 5.50%, 12/01/36(5)	9,795,794

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$958,602	PL# G03092, 5.50%, 07/01/37(5)	$945,422
4,538,987	PL# G03695, 5.50%, 11/01/37(5)	4,479,413
8,298,350	PL# G03696, 5.50%, 01/01/38(5)	8,184,247
300,000	TBA, 5.00%, 07/01/23	296,297
1,200,000	TBA, 5.00%, 08/01/23	1,182,563
400,000	TBA, 5.00%, 07/01/38	383,312
700,000	TBA, 5.50%, 07/01/38	689,609

		27,541,642

	Government National Mortgage Association — 5.4%
561,238	PL# 605617, 5.00%, 07/15/34	545,962
1,317,381	PL# 612902, 5.00%, 07/15/33	1,282,349
578,737	PL# 636084, 5.00%, 01/15/35	562,533
1,618,330	PL# 644631, 5.00%, 09/15/35	1,573,020
2,400,000	TBA, 5.00%, 07/01/38	2,325,374
4,100,000	TBA, 6.00%, 07/01/38	4,162,140
20,000	TBA, 6.50%, 07/01/38	20,659
3,400,000	TBA, 5.50%, 08/01/38	3,365,469
8,350,000	TBA, 6.00%, 08/01/38	8,446,429

		22,283,935

	Tennessee Valley Authority — 0.1%
440,000	5.98%, 04/01/36	475,240

	Total US Government Agency Securities (Cost $190,587,333)	190,723,231

	Corporate Bonds and Notes — 49.0%
	Advertising — 0.0%
90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	82,350
85,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	51,000

		133,350

	Aerospace and Defense — 0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16	45,900

	Airlines — 0.2%
292,062	Continental Airlines, Inc., Series A, 5.98%, 04/19/22(5)	241,687
84,027	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11(5)	81,086
389,136	Delta Air Lines, Series 2007-1, Class A, 6.82%, 08/10/22(5)	324,929

		647,702

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group, Inc., 7.13%, 06/01/28	178,000

	Automobile: Rental — 0.0%
75,000	Hertz Corp., 8.88%, 01/01/14	69,000
135,000	Hertz Corp., 10.50%, 01/01/16	123,525

		192,525

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11(5)	608,093
1,100,000	Ford Motor Company, 7.45%, 07/16/31	646,250
840,000	General Motors Corp., 8.25%, 07/15/23	493,500
150,000	General Motors Corp., 8.38%, 07/15/33	89,625
55,000	Visteon Corp., 8.25%, 08/01/10	49,225
141,000	Visteon Corp. — 144A, 12.25%, 12/31/16	113,505

		2,000,198

	Banks and Financial Services — 11.0%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67(1)(5)	79,477
420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10(5)	373,801
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66(1)(5)	388,898
220,000	American Express Credit Company, Series MTNC, 5.88%, 05/02/13(5)	218,946
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17(5)	192,062
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual(1)(5)	23,428
610,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)(5)	572,418
90,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)(5)	85,186
460,000	Bear Stearns Companies, Inc. (The), 5.55%, 01/22/17(5)	425,849
690,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18(5)	721,303
2,440,000	Citigroup, Inc., 5.50%, 04/11/13(5)	2,383,845

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$1,030,000	Citigroup, Inc., 6.88%, 03/05/38(5)	$997,014
80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 2.87%, 01/05/09(2)	78,445
2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10(5)	2,271,785
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)(5)	133,602
3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,480,879
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	655,956
1,110,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	977,506
1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67(1)	1,127,450
800,000	General Motors Acceptance Corp., 5.85%, 01/14/09	759,757
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	235,373
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16(1)	514,760
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,889,211
1,870,000	GMAC LLC, 6.63%, 05/15/12	1,283,845
590,000	GMAC LLC, 8.00%, 11/01/31	384,600
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)	27,837
380,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	380,686
140,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	139,782
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	98,502
960,000	HSBC Finance Corp., 4.63%, 09/15/10	952,505
100,000	HSBK Europe BV — 144A (the Netherlands), 9.25%, 10/16/13	101,000
270,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22(1)	242,360
920,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22(1)	832,898
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	895,717
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	1,060,715
600,000	JPMorgan Chase & Company, 6.13%, 06/27/17	591,460
200,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16	141,132
2,400,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15	2,167,919
320,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11	282,314
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)	607,303
410,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.50%, 08/19/65(2)	304,651
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	454,604
970,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	912,795
1,420,000	Merrill Lynch & Company, Inc., Series MTN, 6.88%, 04/25/18	1,353,805
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual(1)	303,835
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	610,934
200,000	Morgan Stanley, Series MTNF, Floating Rate, 3.18%, 10/18/16(2)	173,796
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual(1)	9,171
20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual(1)	17,203
207,000	Residential Capital LLC — 144A, 8.50%, 05/15/10	174,915
1,640,000	Residential Capital LLC — 144A, 9.63%, 05/15/15	803,600

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual(1)	$453,066
300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual(1)	270,450
200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	183,158
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	721,617
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16(1)	212,718
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual(1)	428,990
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	102,048
675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	584,298
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	883,997
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	33,894
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	79,289
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	397,089
150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/15/36(1)	119,480
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	256,149
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	88,750
108,000	TNK-BP Finance SA (Luxembourg), 7.50%, 07/18/16	102,865
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	493,425
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	435,500
1,860,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	1,560,075
1,300,000	UBS AG Stamford Branch, Series MTN (Switzerland), 5.75%, 04/25/18	1,242,761
460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual(1)	312,976
1,150,000	Wachovia Corp., 5.25%, 08/01/14	1,072,112
940,000	Wachovia Corp., Series MTNG, 5.50%, 05/01/13	900,610
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	309,432

		45,141,584

	Broadcast Services/Media — 1.2%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15	97,013
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11(5)	16,960
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14(5)	54,063
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15(5)	29,538
320,000	Comcast Cable Communications, 8.88%, 05/01/17(5)	367,541
730,000	Comcast Corp., 6.50%, 01/15/15(5)	742,261
50,000	Comcast Corp., 6.50%, 01/15/17(5)	50,379
210,000	Comcast Corp., 5.88%, 02/15/18(5)	202,403
80,000	Cox Communications, Inc., 3.88%, 10/01/08	79,896
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	231,475
115,000	Echostar DBS Corp., 7.00%, 10/01/13	110,113
145,000	Echostar DBS Corp. — 144A, 7.75%, 05/31/15	141,738
1,030,000	Liberty Media Corp., 7.88%, 07/15/09	1,045,173
20,000	News America, Inc., 6.20%, 12/15/34	18,501
40,000	News America, Inc., 6.65%, 11/15/37	39,181

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	$61,276
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	428,132
180,000	Time Warner Entertainment, 8.38%, 07/15/33	195,339
720,000	Time Warner, Inc., 6.88%, 05/01/12(5)	737,210
290,000	Time Warner, Inc., 7.70%, 05/01/32(5)	297,720

		4,945,912

	Chemicals — 0.4%
1,020,000	Dow Chemical Company, 5.70%, 05/15/18(5)	989,601
60,000	Georgia Gulf Corp., 9.50%, 10/15/14	45,150
400,000	PPG Industries, Inc., 6.65%, 03/15/18	408,400
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	37,180

		1,480,331

	Computer Equipment, Software and Services — 0.2%
530,000	Electronic Data Systems, 7.13%, 10/15/09(5)	546,738
20,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	20,300
240,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	242,400

		809,438

	Consumer Goods and Services — 0.0%
190,000	Reynolds American, Inc., 6.75%, 06/15/17	189,960

	Containers and Packaging — 0.0%
110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	104,775
45,000	Graham Packaging Company, LP, 9.88%, 10/15/14	40,050

		144,825

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	13,875
105,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15	91,613

		105,488

	Environmental Waste Management and Recycling Services — 0.1%
600,000	Waste Management, Inc., 6.38%, 11/15/12	616,225

	Equipment Rental and Leasing — 0.7%
3,330,000	International Lease Finance Corp. E-Capital Trust I — 144A, Variable Rate, 5.90%, 12/21/65(1)	2,697,044
440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65(1)	367,772

		3,064,816

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	50,125
55,000	Service Corp. International, 7.50%, 04/01/27	47,025

		97,150

	Insurance — 0.8%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18(5)	122,008
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13(5)	19,234
825,000	Chubb Corp., 5.75%, 05/15/18(5)	801,081
220,000	Humana, Inc., 7.20%, 06/15/18	218,360
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 4.55%, 07/07/10(2)	570,420
1,140,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36(1)	998,358
670,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	576,546

		3,306,007

	Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	11,625
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	29,700
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	51,900
60,000	Mandalay Resort Group, 9.50%, 08/01/08	60,300
155,000	MGM MIRAGE, 7.63%, 01/15/17	128,263
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	30,150
140,000	Station Casinos, Inc., 7.75%, 08/15/16	107,800

		419,738

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Machinery — 0.0%
$60,000	Terex Corp., 7.38%, 01/15/14	$59,400

	Manufacturing — 0.1%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	122,890
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	425,039

		547,929

	Medical Equipment, Supplies, and Services — 0.5%
190,000	Community Health Systems, Inc., 8.88%, 07/15/15	192,138
230,000	DaVita, Inc., 6.63%, 03/15/13	221,950
56,000	HCA, Inc., 6.25%, 02/15/13	48,860
110,000	HCA, Inc., 6.75%, 07/15/13	97,075
50,000	HCA, Inc., 9.13%, 11/15/14	51,250
3,000	HCA, Inc., 6.50%, 02/15/16	2,513
100,000	HCA, Inc., 9.25%, 11/15/16	103,250
707,000	HCA, Inc., 9.63%, 11/15/16(12)	729,977
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	560,549
50,000	WellPoint, Inc., 5.88%, 06/15/17	48,412

		2,055,974

	Metals and Mining — 0.9%
570,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	573,534
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	338,125
870,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	874,233
155,000	Steel Dymanics, Inc. — 144A, 7.38%, 11/01/12	155,775
105,000	Steel Dynamics, Inc., 6.75%, 04/01/15	101,063
1,304,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,217,590
520,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	521,955

		3,782,275

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	30,283

	Oil, Coal and Gas — 4.4%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31(5)	795,470
80,000	Anadarko Petroleum Corp., 5.95%, 09/15/16(5)	80,172
1,320,000	Anadarko Petroleum Corp., 6.45%, 09/15/36(5)	1,307,145
360,000	Apache Corp., 5.25%, 04/15/13(5)	365,057
950,000	Apache Corp., 5.63%, 01/15/17(5)	962,819
250,000	Chesapeake Energy Corp., 7.75%, 01/15/15	260,625
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	57,000
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	195,731
210,000	Conoco, Inc., 6.95%, 04/15/29(5)	230,973
305,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	279,075
1,420,000	El Paso Corp., 7.00%, 06/15/17	1,396,837
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	19,229
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	92,624
110,000	El Paso Natural Gas, 8.38%, 06/15/32(5)	123,388
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	693,000
80,000	Hess Corp., 7.88%, 10/01/29(5)	92,004
440,000	Hess Corp., 7.30%, 08/15/31(5)	492,858
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	678,300
1,010,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	1,011,768
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	207,957
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	344,197
310,000	Key Energy Services, Inc. — 144A, 8.38%, 12/01/14	317,750
30,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	30,309

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$600,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	$618,845
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	257,330
1,030,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	1,025,480
160,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	158,800
120,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	120,000
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	45,338
1,300,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,289,084
120,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	118,992
720,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	723,600
125,000	Semgroup LP — 144A, 8.75%, 11/15/15	121,875
5,000	Southern Natural Gas, 8.00%, 03/01/32	5,426
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	57,620
65,000	Suburban Propane Partners, 6.88%, 12/15/13	61,750
20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	20,916
370,000	Williams Companies, Inc., 7.88%, 09/01/21	394,050
380,000	Williams Companies, Inc., 7.75%, 06/15/31	397,100
130,000	Williams Companies, Inc., 8.75%, 03/15/32	148,200
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	853,650
550,000	XTO Energy, Inc., 7.50%, 04/15/12	590,566
340,000	XTO Energy, Inc., 5.65%, 04/01/16	337,572
10,000	XTO Energy, Inc., 6.25%, 08/01/17	10,120
270,000	XTO Energy, Inc., 5.50%, 06/15/18	258,329

		17,648,931

	Paper and Forest Products — 0.2%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	845,222

	Pharmaceuticals/Research and Development — 0.2%
200,000	Abbott Laboratories, 5.60%, 11/30/17(5)	202,101
280,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	276,500
470,000	Wyeth, 5.95%, 04/01/37	455,189

		933,790

	Printing and Publishing — 0.1%
440,000	Idearc, Inc., 8.00%, 11/15/16	278,850
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	38,900
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	69,600

		387,350

	Private Asset Backed: Banks and Financial Services — 0.6%
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	133,163
630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	593,700
750,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.69%, 04/15/49	708,791
680,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 4.10%, 04/25/17(2)	681,768
330,837	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 2.91%, 07/25/17(2)	329,669

		2,447,091

	Private Asset Backed: Credit Cards — 0.3%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 2.50%, 09/15/13(3)	1,442,040

	Private Asset Backed: Mortgage and Home Equity — 21.0%
633,542	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 2.63%, 08/25/35(3)	592,560
154,485	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 2.72%, 09/25/35(3)	147,980

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$68,616	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 2.90%, 02/25/35(3)	$55,928
37,867	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 2.86%, 04/25/35(3)	33,261
1,696,852	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 2.67%, 09/25/46(3)	1,210,788
283,484	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 2.77%, 11/25/45(3)	214,662
561,926	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, Floating Rate, 3.52%, 07/25/32(3)	493,528
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43(5)	1,135,456
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, Floating Rate, 5.66%, 06/10/49(3)(5)	265,265
980,968	Banc of America Funding Corp., Series 2005-E, Class 4A1, 4.11%, 03/20/35	974,894
120,855	Banc of America Mortgage Securities, Series 2003-I, Class 2A5, Floating Rate, 4.14%, 10/25/33(3)	120,373
546,382	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.45%, 02/25/35(5)	519,718
226,450	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 6.67%, 11/25/34(3)	175,115
1,077,526	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 2.74%, 08/25/36(3)	637,001
1,116,430	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, Floating Rate, 2.64%, 12/25/36(3)	811,372
1,674,708	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 2.69%, 12/25/36(3)	936,082
1,591,207	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 2.73%, 12/25/36(3)	1,039,535
6,524,616	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 3.08%, 09/27/37(3)	6,202,887
1,150,000	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 05/25/33(5)	1,039,975
2,659,831	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 2.79%, 08/25/35(3)	1,962,664
315,834	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.93%, 08/25/35(3)(5)	266,828
712,720	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 2.83%, 09/25/35(3)	536,772
155,048	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 2.81%, 10/25/35(3)	120,672
2,194,515	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 2.80%, 11/20/35(3)	1,630,061
338,898	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 2.81%, 11/20/35(3)	248,578
755,020	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 2.75%, 01/25/36(3)	589,771
1,132,144	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 2.75%, 08/25/35(3)	727,543

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$979,073	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 2.71%, 05/20/46(3)	$579,244
439,313	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 2.69%, 07/25/46(3)	303,183
69,621	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(5)	66,732
489,027	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 2.77%, 12/15/33(3)	270,188
166,919	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 2.70%, 12/15/35(3)	74,488
332,215	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 2.88%, 09/25/35(3)	290,690
561,725	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 4.73%, 02/25/34(3)	525,859
167,374	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 4.88%, 11/25/34(3)	154,146
479,961	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 2.77%, 04/25/35(3)	360,415
324,748	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 2.74%, 05/25/36(3)	253,216
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39(5)	2,962,143
954,377	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, Floating Rate, 4.60%, 06/25/34(3)	945,261
1,270,000	Deutsche Mortgage Securities, Inc. — 144A, Series 2005-WF1, Class 1A3, Floating Rate, 5.09%, 06/26/35(3)(5)	1,069,025
759,133	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, Floating Rate, 2.85%, 02/25/37(3)	585,433
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.33%, 11/10/45(3)	301,300
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	197,098
1,000,000	GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A4, 5.24%, 11/10/45	947,400
37,478	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 7.53%, 12/19/33(3)	36,974
278,393	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35(3)	264,946
466,850	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 2.58%, 09/25/46(3)	413,985
1,391,064	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 2.56%, 02/25/47(3)	1,015,695
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	192,893
2,676,240	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 2.66%, 11/19/36(3)	1,888,954
119,175	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 3.28%, 10/25/34(3)	95,489
1,467,229	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.26%, 09/25/37(3)	1,440,095
2,508,588	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 2.78%, 07/25/35(3)	1,962,940

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$105,191	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	$86,366
2,116,934	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.99%, 08/25/37(3)	1,620,884
2,690,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, Floating Rate, 5.82%, 06/15/49(3)	2,578,667
630,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 01/15/49	585,110
970,141	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.79%, 02/25/34(3)	913,273
263,783	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.29%, 07/25/34(3)	257,166
675,594	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 3.76%, 11/25/33(3)	665,402
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	845,037
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	95,781
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	189,980
215,243	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 2.78%, 11/25/35(3)	162,904
1,279,476	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 2.78%, 11/25/35(3)	961,731
170,431	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 2.78%, 12/25/35(3)	113,556
436,644	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 2.55%, 08/25/46(3)	395,357
1,093,934	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 2.57%, 02/25/37(3)	996,567
1,257,258	Master Adjustable Rate Mortgages Trust — 144A, Series 2007-R5, Class A1, Floating Rate, 5.65%, 11/25/35(3)	1,023,936
1,452,087	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 4.59%, 12/25/46(3)	1,030,285
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	259,985
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	345,326
1,057,946	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.56%, 02/25/34(3)	1,024,676
905,303	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34(3)	861,425
150,340	Merrill Lynch Mortgage Investors Trust, Series 2005-A3, Class A1, Floating Rate, 2.75%, 04/25/35(3)	125,099
2,077,236	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 2.93%, 02/25/47(3)	1,673,691
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	488,615
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	375,891
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	321,693
137,039	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 2.80%, 10/25/28(3)	133,396

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$569,996	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.36%, 10/25/34(3)	$546,287
1,267,717	Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, Floating Rate, 6.10%, 03/25/36(3)	979,440
453,825	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	437,091
215,882	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	211,497
1,112,641	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,040,119
928,969	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	840,790
2,305,400	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 2.83%, 11/25/46(3)	1,907,349
1,227,905	RBSGC Mortgage Pass Through Certificates, Series 2007-B, Class 1A4, Floating Rate, 2.93%, 01/25/37(3)	921,411
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	1,073,509
1,074,158	Residential Accredited Loans, Inc., Series 2006-QO10, Class A1, Floating Rate, 2.64%, 01/25/37(3)	807,685
1,271,124	Residential Accredited Loans, Inc., Series 2007-QO1, Class A1, Floating Rate, 2.63%, 02/25/37(3)	940,456
2,408,454	Residential Accredited Loans, Inc., Series 2007-QO4, Class A1A, Floating Rate, 2.67%, 05/25/47(3)	1,659,715
1,425,057	Residential Accredited Loans, Inc., Series 2007-QS1, Class 2A2, Floating Rate, 2.84%, 01/25/37(3)	1,092,798
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 2.70%, 04/25/37(3)	1,600,475
947,610	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.35%, 01/25/35(3)	925,674
1,466,130	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,219,067
576,320	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 2.82%, 08/25/35(3)	449,944
793,374	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 2.80%, 10/25/35(3)	599,965
137,433	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 2.83%, 01/19/34(3)	124,772
445,234	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 2.67%, 07/25/46(3)	266,526
2,508,004	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 2.78%, 04/25/31(3)	1,929,707
869,509	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 2.68%, 12/25/08(3)	862,983
653,224	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 2.65%, 01/25/09(3)	645,608
240,894	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 2.77%, 10/25/45(3)	188,002
266,096	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 2.76%, 11/25/45(3)	201,637
156,817	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 2.77%, 07/25/45(3)	126,193

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$3,142,466	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 4.50%, 05/25/46(3)	$2,332,903
1,903,476	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 4.49%, 08/25/46(3)	1,350,497
649,158	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.50%, 09/25/36	622,687
2,760,576	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 4.34%, 07/25/47(3)	1,465,259
1,183,552	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.61%, 08/25/36(3)	1,129,861

		86,518,767

	Real Estate Development and Services — 0.1%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	32,725
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	26,250
520,000	Realogy Corp., 12.38%, 04/15/15	257,400

		316,375

	Real Estate Investment Trusts — 0.0%
40,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	35,700
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	10,525
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	28,800

		75,025

	Retail — 0.2%
773,940	CVS Caremark Corp. — 144A, 6.94%, 01/10/30(5)	745,890

	Scientific and Technical Instruments — 0.0%
100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	100,250
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	105,656

		205,906

	Semiconductors — 0.1%
260,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	212,550

	Telecommunications Equipment and Services — 2.0%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17(5)	329,151
410,000	AT&T, Inc., 5.10%, 09/15/14	402,438
540,000	AT&T, Inc., 5.50%, 02/01/18(5)	524,223
10,000	Bellsouth Corp., 4.75%, 11/15/12(5)	9,837
75,000	Citizens Communications Company, 7.13%, 03/15/19	67,500
100,000	Citizens Communications Company, 7.88%, 01/15/27	88,000
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16(5)	366,454
1,290,000	Embarq Corp., 6.74%, 06/01/13(5)	1,245,973
40,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	40,500
40,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	40,700
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	338,746
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	512,968
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	155,550
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	253,679
63,000	Qwest Communications International, Inc., Floating Rate, 6.18%, 02/15/09(2)	63,000
360,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	343,800
150,000	Sprint Capital Corp., 8.38%, 03/15/12	148,616
540,000	Sprint Capital Corp., 6.90%, 05/01/19	474,711
80,000	Sprint Capital Corp., 8.75%, 03/15/32	76,384
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	357,434

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$650,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	$656,699
990,000	Verizon Communications, Inc., 6.90%, 04/15/38	981,451
160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	172,787
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	584,502
165,000	Windstream Corp., 8.63%, 08/01/16	165,413

		8,400,516

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	40,500
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	141,213
180,000	Union Pacific Corp., 5.38%, 05/01/14	176,928

		358,641

	Utilities — 3.0%
67,000	AES Corp., 7.75%, 03/01/14	66,414
210,000	AES Corp., 7.75%, 10/15/15	207,900
1,130,000	AES Corp., 8.00%, 10/15/17	1,113,050
1,590,000	AES Corp. — 144A, 8.00%, 06/01/20	1,542,300
30,000	Dominion Resources, Inc., 4.75%, 12/15/10(5)	30,209
580,000	Dominion Resources, Inc., 5.70%, 09/17/12(5)	589,443
590,000	Duke Energy Carolinas, 5.63%, 11/30/12(5)	607,665
110,000	Edison Mission Energy, 7.00%, 05/15/17	103,400
140,000	Edison Mission Energy, 7.20%, 05/15/19	131,250
50,000	Edison Mission Energy, 7.63%, 05/15/27	45,125
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	10,150
3,490,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17(12)	3,498,725
370,000	Exelon Corp., 5.63%, 06/15/35(5)	319,930
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	667,465
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	561,631
286,249	Mirant Mid-Atlantic LLC, Series B, 9.13%, 06/30/17	314,874
75,000	NRG Energy, Inc., 7.25%, 02/01/14	71,813
170,000	NRG Energy, Inc., 7.38%, 02/01/16	160,438
45,000	NRG Energy, Inc., 7.38%, 01/15/17	42,638
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	618,710
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	203,134
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	130,964
440,000	TXU Corp., Series P, 5.55%, 11/15/14	346,664
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	148,560
755,000	TXU Corp., Series R, 6.55%, 11/15/34	553,851

		12,086,303

	Total Corporate Bonds and Notes (Cost $227,417,755)	202,619,407

Shares

	Preferred Stocks — 0.4%
	Banks and Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.00%, (2)	61,334
31,175	Fannie Mae, Series S, Variable Rate, 8.25%, (1)	715,466
43,300	Freddie Mac, Series Z, Variable Rate, 8.38%, (1)	1,052,190

	Total Preferred Stocks (Cost $1,931,035)	1,828,990

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	21,975

See notes to financial statements.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Municipal Bonds — 0.1%
	Virginia
$556,458	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $547,513)	$556,469

	Foreign Government Obligations — 0.6%
650,000	Bundesrepublic Deutschland (Germany), Series 03, 4.25%, 01/04/14(16)	1,011,774
728,900	Russian Federation (Russia), 7.50%, 03/31/30	818,921
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	8,104
439,000	United Mexican States, Series MTNA (Mexico), 6.75%, 09/27/34	466,877

	Total Foreign Government Obligations (Cost $2,277,798)	2,305,676

Contracts

	Purchased Call Options — 0.0%
2	90 Day Euro September Future, Expiring August 2008 @ 97.25 (Cost $2,435)	375

	Purchased Put Options — 0.0%
2	US Treasury Note (5 Year) September Future, Expiring August 2008 @ 109 (Cost $901)	891

Principal

	Securities Lending Collateral — 9.0%
$37,293,929	Securities Lending Collateral Investment (Note 4) (Cost $37,293,929)	37,293,929

	Total Securities (Cost $523,312,302)	500,170,011

	Repurchase Agreements — 15.9%
60,000,000	With Deutsche Bank, dated 06/30/08, 2.10%, due 07/01/08, repurchase proceeds at maturity $60,603,500 (Collateralized by Freddie Mac, 5.25%, due 04/18/16, with a value of $61,200,000)	60,000,000
5,782,110	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $5,782,279 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 2.83%, due 12/25/35, with a value of $5,899,056)	5,782,110

	Total Repurchase Agreements (Cost $65,782,110)	65,782,110

	Total Investments before Call and Put Options Written — 136.6% (Cost $589,094,412)	565,952,121

Contracts

	Call Options Written — (0.0)%
(1)	US Treasury Note (10 Year) September Future, Expiring August 2008 @ 117 (Premium $526)	(344)

	Put Options Written — (0.0)%
(1)	US Treasury Note (10 Year) September Future, Expiring August 2008 @ 111 (Premium $870)	(344)

	Total Investments net of Call and Put Options Written — 136.6% (Cost $589,093,016)	565,951,433
	Liabilities less other assets — (36.6)%	(151,714,100)

	Net Assets — 100.0%	$414,237,333

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $589,094,412.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,522,130
Gross unrealized depreciation	(26,664,421)

Net unrealized depreciation	$(23,142,291)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 85.4%
	Advertising — 0.8%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$473,525
1,685,000	Affinion Group, Inc., 11.50%, 10/15/15	1,689,213
1,305,000	RH Donnelley Corp., 6.88%, 01/15/13	783,000
3,140,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	1,884,000

		4,829,738

	Aerospace and Defense — 1.3%
2,600,000	BE Aerospace, Inc., 8.50%, 07/01/18	2,622,750
2,460,000	DRS Technologies, Inc., 7.63%, 02/01/18	2,613,750
1,975,000	Transdigm, Inc., 7.75%, 07/15/14	1,960,188
690,000	Vought Aircraft Industries, Inc., 8.00%, 07/15/11	645,150

		7,841,838

	Airlines — 0.1%
449,284	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	372,906

	Apparel: Manufacturing and Retail — 2.5%
2,060,000	Levi Strauss & Company, 9.75%, 01/15/15	2,080,600
3,915,000	Levi Strauss & Company, 8.88%, 04/01/16	3,826,913
3,265,000	Oxford Industries, Inc., 8.88%, 06/01/11	3,167,050
4,520,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	4,271,400
685,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	695,275
1,610,000	Quiksilver, Inc., 6.88%, 04/15/15	1,376,550

		15,417,788

	Automobile: Rental — 1.1%
3,345,000	Hertz Corp., 10.50%, 01/01/16	3,060,675
430,000	Neff Corp., 10.00%, 06/01/15	165,550
4,030,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	3,385,200

		6,611,425

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.6%
760,000	American Axle and Manufacturing, Inc., 7.88%, 03/01/17	558,600
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	344,638
2,725,000	General Motors Corp., 7.20%, 01/15/11	2,105,062
645,000	Tenneco, Inc. — 144A, 8.13%, 11/15/15	586,950

		3,595,250

	Banks and Financial Services — 4.8%
2,050,000	E*TRADE Financial Corp., 7.88%, 12/01/15	1,773,250
1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,265,063
100,000	Ford Motor Credit Company, 9.88%, 08/10/11	84,310
1,965,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	1,790,213
3,190,000	Ford Motor Credit Company LLC, 5.70%, 01/15/10	2,722,544
8,655,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	7,549,669
2,795,000	Ford Motor Credit Company LLC, 7.80%, 06/01/12	2,163,358
4,915,000	Ford Motor Credit Company LLC, 12.00%, 05/15/15	4,328,326
1,210,000	GMAC LLC, Floating Rate, 3.93%, 05/15/09(2)	1,138,010
1,770,000	GMAC LLC, 7.75%, 01/19/10	1,514,093
250,000	GMAC LLC, 7.25%, 03/02/11	183,854
480,000	Hawker Beechcraft Acquisition Company LLC, 8.50%, 04/01/15	486,000
2,670,000	Hawker Beechcraft Acquisition Company LLC, 9.75%, 04/01/17	2,683,350
325,000	Nuveen Investments, Inc., 5.00%, 09/15/10	294,938
1,505,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	1,395,888

		29,372,866

	Broadcast Services/Media — 3.5%
4,705,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	4,469,750
650,000	CCH I, LLC, 11.00%, 10/01/15	481,000
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	5,522,250
7,250,000	Charter Communications Operating LLC/Capital Corp. — 144A, 8.38%, 04/30/14	6,905,624
1,850,000	Charter Communications Operating LLC/Capital Corp. — 144A, 10.88%, 09/15/14	1,910,125
1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,268,963

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$570,000	LBI Media, Inc., zero coupon, 10/15/13(7)	$470,250
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	645,838

		21,673,800

	Business Services and Supplies — 0.4%
135,000	Aramark Corp., 8.50%, 02/01/15	132,975
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	2,116,625

		2,249,600

	Chemicals — 1.0%
2,570,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	1,702,625
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 5.95%, 11/15/13(11)	709,650
3,900,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14	3,919,500

		6,331,775

	Computer Equipment, Software and Services — 0.5%
3,460,000	Ceridian Corp. — 144A, 11.25%, 11/15/15	3,148,600
170,000	Interface, Inc., 9.50%, 02/01/14	176,800

		3,325,400

	Construction Services and Supplies — 1.7%
775,000	ESCO Corp. — 144A, Floating Rate, 6.65%, 12/15/13(2)	732,375
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	786,625
650,000	Interline Brands, Inc., 8.13%, 06/15/14	630,500
3,725,000	Nortek, Inc. — 144A, 10.00%, 12/01/13	3,576,000
3,025,000	Panolam Industries International, 10.75%, 10/01/13	2,404,875
2,475,000	Ply Gem Industries — 144A, 11.75%, 06/15/13	2,283,188
330,000	Stanley-Martin Communities LLC, 9.75%, 08/15/15	146,850

		10,560,413

	Consumer Goods and Services — 1.6%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	3,011,675
6,960,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	5,463,600
1,690,000	Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	1,225,250

		9,700,525

	Containers and Packaging — 1.5%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	946,863
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	332,000
1,176,849	Pliant Corp., 11.63%, 06/15/09(14)	1,182,419
3,000,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	2,647,500
2,530,000	Smurfit-Stone Container Corp., 8.25%, 10/01/12	2,220,075
2,385,000	Stone Container, 8.00%, 03/15/17	1,919,925

		9,248,782

	Distribution — 0.8%
2,770,000	Sally Holdings LLC, 9.25%, 11/15/14	2,673,050
2,300,000	Sally Holdings LLC, 10.50%, 11/15/16	2,202,250

		4,875,300

	Education — 2.7%
3,135,000	Education Management LLC, 8.75%, 06/01/14	2,931,225
3,610,000	Education Management LLC, 10.25%, 06/01/16	3,339,250
4,650,000	Laureate Education, Inc. — 144A, 10.00%, 08/15/15	4,324,500
4,615,000	Laureate Education, Inc. — 144A, 10.25%, 08/15/15(12)	4,118,888
2,160,000	Laureate Education, Inc. — 144A, 11.75%, 08/15/17	1,998,000

		16,711,863

	Electronics — 0.2%
550,000	Muzak LLC, 10.00%, 02/15/09	497,750
1,070,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	989,750

		1,487,500

	Energy Services — 0.1%
475,000	Verasun Energy Corp., 9.88%, 12/15/12	419,781

	Engineering — 0.1%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	521,700

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Environmental Waste Management and Recycling Services — 0.7%
$2,900,000	Aleris International, Inc., 9.00%, 12/15/14(12)	$2,323,625
510,000	Aleris International, Inc., 10.00%, 12/15/16	376,125
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,827,000

		4,526,750

	Food and Beverage — 1.7%
3,980,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11(7)	3,701,400
6,935,000	Dole Foods Company, Inc., 8.63%, 05/01/09	6,640,263

		10,341,663

	Insurance — 0.8%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	980,000
190,000	Hub International Holdings — 144A, 9.00%, 12/15/14	172,900
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,782,625
980,000	USI Holdings Corp. — 144A, Floating Rate, 6.55%, 11/15/14(2)	823,200

		4,758,725

	Internet Services — 0.4%
2,565,000	Expedia, Inc. — 144A, 8.50%, 07/01/16	2,520,113

	Leisure and Recreation — 10.7%
2,465,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,200,013
3,645,000	AMC Entertainment, Inc., 11.00%, 02/01/16	3,626,774
3,095,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	2,089,125
6,015,000	Caesars Entertainment, Inc., 7.88%, 03/15/10	5,503,724
2,075,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	1,779,313
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 6.33%, 11/15/12(11)	787,738
126,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	125,743
5,645,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	3,697,474
3,255,000	Galaxy Entertainment Finance — 144A (British Virgin Islands), 9.88%, 12/15/12	3,177,694
1,555,000	GreekTown Holdings — 144A, 10.75%, 12/01/13(9)	1,158,475
1,290,196	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14(12)	754,765
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 7.38%, 04/01/12(11)	1,496,450
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13	713,475
1,810,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	1,656,150
2,360,000	Inn of The Mountain Gods, 12.00%, 11/15/10	2,041,400
890,000	Majestic Holdco LLC — 144A, zero coupon, 10/15/11(7)	22,250
2,710,000	Marquee Holdings, Inc., 9.51%, 08/15/14	2,140,900
1,670,000	MGM MIRAGE, 7.50%, 06/01/16	1,381,925
985,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	906,200
2,225,000	Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	1,857,875
1,845,000	Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	1,466,775
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,081,625
240,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	237,000
1,605,000	Pinnacle Entertainment, Inc., 7.50%, 06/15/15	1,235,850
555,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	598,013
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13	434,625
595,000	Scientific Games Corp. — 144A, 7.88%, 06/15/16	595,000
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 5.28%, 03/15/14(2)	840,775
1,940,000	Station Casinos, Inc., 6.00%, 04/01/12	1,552,000
250,000	Station Casinos, Inc., 7.75%, 08/15/16	192,500
2,635,000	Travelport LLC, 9.88%, 09/01/14	2,351,738
5,350,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	3,357,125
2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15	2,374,125

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Leisure and Recreation (continued)

$2,130,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	$2,193,900
5,215,000	Universal City Florida, Floating Rate, 7.62%, 05/01/10(2)	5,058,549
3,670,000	Waterford Gaming LLC/ Waterford Gaming Finance — 144A, 8.63%, 09/15/14	3,564,487
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	535,200

		65,786,750

	Machinery — 1.0%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,722,000
830,000	Chart Industries, Inc., 9.13%, 10/15/15	865,275
3,385,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	3,359,613

		5,946,888

	Manufacturing — 0.9%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	935,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,581,050
1,260,000	Harland Clarke Holdings, 9.50%, 05/15/15	1,039,500
965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	936,050
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	839,550
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05(9)(13)	72

		5,331,222

	Medical Equipment, Supplies, and Services — 6.2%
1,260,000	Accellent, Inc., 10.50%, 12/01/13	1,159,200
2,595,000	Advanced Medical Optics, 7.50%, 05/01/17	2,400,375
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,380,275
3,210,000	Bausch & Lomb, Inc. — 144A, 9.88%, 11/01/15	3,234,075
780,000	Community Health Systems, Inc., 8.88%, 07/15/15	788,775
2,790,000	HCA, Inc., 8.75%, 09/01/10	2,838,825
168,000	HCA, Inc., 7.88%, 02/01/11	166,320
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,480,500
10,250,000	HCA, Inc., 9.25%, 11/15/16	10,583,124
2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	2,152,763
2,140,000	Omnicare, Inc., 6.88%, 12/15/15	1,990,200
1,590,000	Res-Care, Inc., 7.75%, 10/15/13	1,522,425
4,015,000	US Oncology, Inc., 9.00%, 08/15/12	4,004,962
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,770,563
289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17	247,095

		37,719,477

	Metals and Mining — 1.7%
1,630,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	1,613,700
1,065,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 6.68%, 09/01/11(2)	1,075,650
2,585,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	3,024,449
2,145,000	RathGibson, Inc., 11.25%, 02/15/14	2,064,563
215,000	Ryerson, Inc. — 144A, Floating Rate, 10.25%, 11/01/14(2)	203,175
325,000	Ryerson, Inc. — 144A, 12.00%, 11/01/15	324,188
2,285,000	Steel Dymanics, Inc. — 144A, 7.38%, 11/01/12	2,296,425

		10,602,150

	Oil, Coal and Gas — 8.2%
580,000	Airgas, Inc. — 144A, 7.13%, 10/01/18	585,800
1,990,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	1,935,275
2,200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	2,150,500
695,000	Cimarex Energy Company, 7.13%, 05/01/17	686,313
1,195,000	Clayton William Energy, 7.75%, 08/01/13	1,153,175
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	1,994,750
290,000	Denbury Resources, Inc., 7.50%, 12/15/15	290,000
3,470,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	3,175,050
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,294,250

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$740,000	El Paso Corp., 9.63%, 05/15/12	$806,167
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	671,300
3,120,000	Forbes Energy Services — 144A, 11.00%, 02/15/15	3,166,800
455,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	425,425
135,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	133,650
1,075,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	1,066,938
970,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	970,000
525,000	Parker Drilling Company, 9.63%, 10/01/13	553,875
4,280,000	Petrohawk Energy Corp., 9.13%, 07/15/13	4,408,399
1,245,000	Petrohawk Energy Corp. — 144A, 7.88%, 06/01/15	1,221,656
1,170,000	Petroleum Development Company, 12.00%, 02/15/18	1,243,125
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	232,050
5,155,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	4,575,062
1,435,000	Plains Exploration & Production Company, 7.00%, 03/15/17	1,384,775
930,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	870,713
3,040,000	Sandridge Energy, Inc. — 144A, 8.63%, 04/01/15(12)	3,131,200
2,960,000	Sandridge Energy, Inc. — 144A, 8.00%, 06/01/18	2,989,600
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15	2,910,375
290,000	SESI LLC, 6.88%, 06/01/14	278,400
5,970,000	United Refining Company, 10.50%, 08/15/12	5,805,824

		50,110,447

	Paper and Forest Products — 1.9%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	117,444
665,000	NewPage Corp., Floating Rate, 9.12%, 05/01/12(2)	671,650
3,640,000	NewPage Corp., 10.00%, 05/01/12	3,703,699
2,890,000	NewPage Corp., 12.00%, 05/01/13	2,933,350
600,000	Rock-Tenn Company — 144A, 9.25%, 03/15/16	639,000
3,765,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	3,586,163

		11,651,306

	Pharmaceuticals/Research and Development — 0.9%
4,025,000	Biomet, Inc. — 144A, 11.63%, 10/15/17	4,286,625
925,000	Elan Finance PLC/Elan Finance Corp. (Ireland), 8.88%, 12/01/13	931,938

		5,218,563

	Printing and Publishing — 2.5%
1,461,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	1,318,553
2,855,000	Idearc, Inc., 8.00%, 11/15/16	1,809,356
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14	1,371,825
2,160,000	Nielsen Finance LLC/ Nielsen Finance Company, 10.00%, 08/01/14	2,187,000
1,455,000	Nielsen Finance LLC/ Nielsen Finance Company, zero coupon, 08/01/16(7)	1,007,588
3,765,000	Nielsen Finance LLC/ Nielsen Finance Company — 144A, 10.00%, 08/01/14	3,901,481
5,390,000	Reader’s Digest Association — 144A, 9.00%, 02/15/17	3,961,650

		15,557,453

	Real Estate Development and Services — 0.3%
630,000	Ashton Woods USA, LLC/Ashton Woods Finance Company, 9.50%, 10/01/15	368,550
2,470,000	Realogy Corp., 10.50%, 04/15/14	1,729,000

		2,097,550

	Retail — 6.9%
4,950,000	GameStop Corp., 8.00%, 10/01/12	5,073,750
2,470,000	General Nutrition Centers, Inc., Floating Rate, 7.20%, 03/15/14(11)(12)	2,099,500
1,925,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	1,655,500
2,935,000	Michaels Stores, Inc., 10.00%, 11/01/14	2,557,119
2,020,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,004,850

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Retail (continued)

$13,195,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	$13,260,974
2,910,000	Rite Aid Corp., 7.50%, 01/15/15	3,128,250
4,480,000	Rite Aid Corp., 10.38%, 07/15/16	4,058,342
8,945,000	Rite Aid Corp., 7.50%, 03/01/17	7,267,813
1,805,000	Toys “R” Us, Inc., 7.38%, 10/15/18	1,344,725

		42,450,823

	Retail: Restaurants — 0.7%
1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,720,000
2,970,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	2,583,900

		4,303,900

	Semiconductors — 1.1%
4,710,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	4,074,150
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	878,625
1,890,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	2,041,200

		6,993,975

	Telecommunications Equipment and Services — 8.1%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,511,100
2,890,000	Citizens Communications Company, 7.13%, 03/15/19	2,601,000
1,525,000	Digicel Group, Ltd. — 144A (Bermuda), 8.88%, 01/15/15	1,443,031
3,717,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	3,517,211
2,805,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	2,899,669
3,280,000	Intelsat Jackson Holdings — 144A (Bermuda), 9.50%, 06/15/16	3,083,200
6,685,000	Intelsat Jackson Holdings (Bermuda), 11.25%, 06/15/16	6,801,987
3,280,000	Intelsat Subsidiary Holdings — 144A (Bermuda), 8.50%, 01/15/13	3,214,400
1,000,000	Intelsat Subsidiary Holdings — 144A (Bermuda), 8.88%, 01/15/15	977,500
4,830,000	Nortel Networks, Ltd. — 144A (Canada), 10.75%, 07/15/16	4,805,849
1,745,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,666,475
470,000	Qwest Corp., 7.63%, 06/15/15	454,725
5,050,000	Telesat Canada — 144A, 11.00%, 11/01/15	4,747,000
3,375,000	Telesat Canada — 144A, 12.50%, 11/01/17	3,138,750
375,000	Virgin Media Finance PLC (United Kingdom), 8.75%, 04/15/14	354,375
2,030,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	1,913,275
2,140,000	West Corp., 9.50%, 10/15/14	1,936,700
905,000	Windstream Corp., 8.13%, 08/01/13	907,263
3,335,000	Windstream Corp., 8.63%, 08/01/16	3,343,338
445,000	Windstream Regatta Holdings, Inc. — 144A, 11.00%, 12/01/17	309,275

		49,626,123

	Transportation — 1.6%
1,590,000	Greenbrier Companies, Inc., 8.38%, 05/15/15	1,522,425
2,655,000	Kansas City Southern de Mexico (Mexico), 7.63%, 12/01/13	2,588,625
805,000	Kansas City Southern de Mexico (Mexico), 7.38%, 06/01/14	784,875
1,945,000	Kansas City Southern Railway, 8.00%, 06/01/15	1,974,175
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,429,625
332,000	Travelport LLC, 11.88%, 09/01/16	273,900

		9,573,625

	Utilities — 3.8%
1,500,000	AES Corp., 8.00%, 10/15/17	1,477,500
182,000	AES Corp. — 144A, 8.75%, 05/15/13	189,735
439,159	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	468,802
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	1,037,400

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$6,425,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	$6,521,374
660,000	NRG Energy, Inc., 7.25%, 02/01/14	631,950
695,000	NRG Energy, Inc., 7.38%, 02/01/16	655,906
2,005,000	NRG Energy, Inc., 7.38%, 01/15/17	1,899,738
1,840,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	1,996,400
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	205,800
3,235,000	Reliant Energy, Inc., 7.88%, 06/15/17	3,178,388
2,150,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	2,117,750
2,675,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	2,634,875

		23,015,618

	Total Corporate Bonds and Notes (Cost $555,345,109)	523,281,371

	Loan Participations — 5.0%
2,779,000	ADESA, Inc., Term Loan B, Floating Rate, 5.06%, 10/20/13(2)	2,520,206
990,000	Advanced Medical Optics, Inc., Term Loan B, Floating Rate, 4.52%, 04/02/14(2)	913,894
871,200	AMSCAN Holdings, Inc., Floating Rate, 4.89%, 05/25/13(2)	771,012
2,010,000	BLB Worldwide Holdings, Floating Rate, 9.72%, 07/18/12(2)(9)	753,750
860,000	Cannery Casino Resorts LLC, Floating Rate, 6.95%, 05/15/14(2)	812,700
1,848,000	Catalina Marketing, Floating Rate, 8.19%, 10/01/08(2)	1,739,430
560,000	Dresser, Inc., Floating Rate, 8.47%, 05/02/15(2)	541,450
1,286,751	General Nutrition Centers, Inc., Floating Rate, 5.01%, 09/16/13(2)	1,185,956
3,260,000	Hit Entertainment, Inc., Tranche LN227528, Floating Rate, 8.29%, 02/26/13(2)	2,722,099
3,070,000	Intelsat Corp., 9.25%, 08/15/14	3,004,762
1,100,000	Intelsat, Ltd. (Bermuda), Floating Rate, 5.20%, 02/01/14(2)	1,108,537
2,156,661	Lakes Entertainment, LLC, 9.00%, 08/15/12	2,081,178
1,775,000	Level 3 Financing, Inc., Floating Rate, 4.89%, 03/13/14(2)	1,644,981
750,000	Neff Rental, Inc., Floating Rate, 6.40%, 11/20/14(2)	515,000
1,529,450	Nielsen Finance, LLC, Floating Rate, 4.73%, 08/09/13(2)	1,428,944
732,645	Realogy Corp., Floating Rate, 2.31%, 10/10/13(2)	625,365
2,721,255	Realogy Corp., Floating Rate, 5.48%, 10/10/13(2)	2,322,784
827,674	Rental Services Corp., Floating Rate, 6.23%, 11/30/13(2)	706,110
3,095,406	Sabre, Inc., Term Loan B, Floating Rate, 4.73%, 09/30/14(2)	2,565,872
1,800,000	TXU Corp., Term Loan B2, 5.80%, 10/10/14	1,669,874
1,440,000	Veyance Technologies, Inc., Floating Rate, 8.65%, 07/20/15(2)	1,152,000

	Total Loan Participations (Cost $34,727,770)	30,785,904

Shares

	Common Stocks — 0.2%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc.*	65,356
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	8,125

		73,481

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	141,635

	Broadcast Services/Media — 0.0%
620,000	Adelphia Communications (Escrow Certificates)(13)(14)	52,700
840,000	Adelphia Communications (Escrow Certificates)(13)(14)	75,600
1,305,000	Adelphia Communications, Series B (Escrow Certificates)(13)(14)	112,556

		240,856

	Leisure and Recreation — 0.0%
970	HRP — Class B*(14)	10

See notes to financial statements.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 0.2%
	Leisure and Recreation (continued)

889	Shreveport Gaming Holdings, Inc.*(14)	$14,669
94,286	Trump Entertainment Resorts, Inc.*(14)	180,085

		194,764

	Telecommunications Equipment and Services — 0.2%
15,853	American Tower Corp. — Class A*	669,790

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certificates)*(14)	55
1,220,000	Mirant Corp. (Escrow Certificates)*(14)	122

		177

	Total Common Stocks (Cost $4,431,848)	1,320,703

	Preferred Stocks — 0.4%
	Leisure and Recreation
3,280,590	Fontainbleau Resorts, 12.50%(12)(14) (Cost $3,202,908)	2,393,190

	Convertible Preferred Stocks — 0.9%
	Oil, Coal and Gas — 0.7%
5,273	Chesapeake Energy Corp. — 144A, 5.00%	963,641
21,865	Chesapeake Energy Corp., 4.50%	3,482,001

		4,445,642

	Telecommunications Equipment and Services — 0.2%
18,825	Crown Castle International Corp., 6.25%	1,084,791

	Total Convertible Preferred Stocks (Cost $3,572,705)	5,530,433

Principal

	Convertible Bonds — 0.2%
	Aerospace and Defense
$1,305,000	L-3 Communications Corp. — 144A, 3.00%, 08/01/35 (Cost $1,318,783)	1,450,181

	Total Securities (Cost $602,599,123)	564,761,782

	Repurchase Agreements — 8.5%
52,411,389	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $52,412,918 (Collateralized by Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $54,607,500) (Cost $52,411,389)	$52,411,389

	Total Investments — 100.6% (Cost $655,010,512)	617,173,171
	Liabilities less other assets — (0.6)%	(3,883,125)

	Net Assets — 100.0%	$613,290,046

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $655,010,512.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$6,957,466
Gross unrealized depreciation	(44,794,807)

Net unrealized depreciation	$(37,837,341)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 59.0%
	Aerospace and Defense — 1.4%
10,812	Boeing Company (The)	$710,565
8,168	General Dynamics Corp.	687,746
9,278	Lockheed Martin Corp.	915,367
16,704	Northrop Grumman Corp.	1,117,497

		3,431,175

	Agriculture — 1.2%
22,557	Archer-Daniels-Midland Company	761,299
2,498	Bunge, Ltd. (Bermuda)(8)	269,010
4,568	CF Industries Holdings, Inc.	697,990
7,830	Monsanto Company	990,025
2,220	Mosaic Company (The)*	321,234

		3,039,558

	Airlines — 0.0%
5,740	Southwest Airlines Company(8)	74,850

	Apparel: Manufacturing and Retail — 0.4%
9,450	Aeropostale, Inc.*	296,069
3,609	Coach, Inc.*	104,228
8,747	NIKE, Inc. — Class B	521,408
5,012	Ross Stores, Inc.	178,026

		1,099,731

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.2%
37,755	AutoNation, Inc.*(8)	378,305
2,200	Ford Motor Company*(8)	10,582

		388,887

	Banks and Financial Services — 5.3%
15,575	American Express Company	586,710
6,920	Ameriprise Financial, Inc.	281,436
101,075	Bank of America Corp.	2,412,660
25,659	Bank of New York Mellon Corp.	970,680
3,000	BB&T Corp.(8)	68,310
1,500	BlackRock, Inc.(8)	265,500
2,412	Broadridge Financial Solutions, Inc.	50,773
11,900	Capital One Financial Corp.(8)	452,319
54,438	Citigroup, Inc.	912,381
14,900	Eaton Vance Corp.	592,424
5,600	Federated Investors, Inc. — Class B	192,752
1,300	Franklin Resources, Inc.	119,145
103	Freddie Mac(8)	1,689
26,715	Hudson City Bancorp, Inc.	445,606
3,717	Invesco, Ltd. (Bermuda)	89,134
4,116	Janus Capital Group, Inc.	108,951
50,425	JPMorgan Chase & Company	1,730,082
723	Lehman Brothers Holdings, Inc.	14,323
4,248	Marshall & Ilsley Corp.	65,122
97	MasterCard, Inc. — Class A	25,755
20,000	Morgan Stanley	721,400
1,434	NYSE Euronext	72,646
37,618	Regions Financial Corp.(8)	410,412
901	State Street Corp.	57,655
9,438	SunTrust Banks, Inc.	341,844
1,391	T Rowe Price Group, Inc.	78,550
20,682	US Bancorp	576,821
24,022	Wachovia Corp.(8)	373,062
607	Waddell & Reed Financial, Inc. — Class A	21,251
59,153	Wells Fargo & Company	1,404,884
10,299	Western Union Company	254,591
489	Zions Bancorp(8)	15,399

		13,714,267

	Broadcast Services/Media — 2.0%
61,350	CBS Corp. — Class B	1,195,712
17,701	Comcast Corp. — Class A	335,788
17,300	DIRECTV Group, Inc. (The)*	448,243
8,664	News Corp. — Class A	130,307
129,190	Time Warner, Inc.	1,912,011
34,868	Walt Disney Company (The)	1,087,882

		5,109,943

	Business Services and Supplies — 0.4%
17,908	Accenture, Ltd. — Class A (Bermuda)	729,214
3,756	Manpower, Inc.	218,749
4,926	SEI Investments Company	115,860

		1,063,823

	Chemicals — 0.6%
9,400	Ashland, Inc.	453,079
7,600	Chemtura Corp.	44,384
2,099	Cytec Industries, Inc.	114,521
4,223	Dow Chemical Company (The)	147,425
2,433	FMC Corp.	188,412
314	Lubrizol Corp. (The)	14,548
2,810	Minerals Technologies, Inc.	178,688
6,200	Terra Industries, Inc.	305,970

		1,447,027

	Computer Equipment, Software and Services — 4.9%
5,767	Activision, Inc.	196,482
11,042	Adobe Systems, Inc.*	434,944
1,751	Advent Software, Inc.*	63,176

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

13,468	Apple, Inc.*	$2,255,082
1,915	Autodesk, Inc.*	64,746
4,315	CA, Inc.	99,633
40,146	Dell, Inc.*	878,394
42,189	EMC Corp.*	619,756
39,465	Hewlett-Packard Company	1,744,748
6,002	Ingram Micro, Inc. — Class A*	106,536
9,734	International Business Machines Corp.	1,153,771
129,700	Microsoft Corp.	3,568,047
2,033	NetApp, Inc.*	44,035
41,751	Oracle Corp.*	876,771
1,225	Salesforce.com, Inc.*(8)	83,582
10,400	Seagate Technology (Cayman Islands)	198,952
646	SRA International, Inc. — Class A*	14,509
16,610	Sun Microsystems, Inc.*	180,717
2,100	Teradata Corp.*	48,594
2,000	Western Digital Corp.*	69,060

		12,701,535

	Construction Services and Supplies — 0.0%
3,100	DR Horton, Inc.	33,635

	Consumer Goods and Services — 3.0%
52,681	Altria Group, Inc.(5)	1,083,121
12,754	American Greetings Corp. — Class A	157,384
6,600	Avon Products, Inc.	237,732
2,252	Colgate-Palmolive Company	155,613
259	Estee Lauder Companies, Inc. (The) — Class A	12,031
7,100	Herbalife, Ltd. (Cayman Islands)	275,125
35,108	Philip Morris International, Inc.	1,733,984
39,498	Procter & Gamble Company (The)	2,401,874
2,300	Scotts Miracle-Gro Company (The) — Class A	40,411
12,540	United Parcel Service, Inc. — Class B	770,834
11,257	UST, Inc.	614,745

		7,482,854

	Containers and Packaging — 0.1%
3,049	Owens-Illinois, Inc.*	127,113

	Distribution — 0.1%
2,590	Tech Data Corp.*	87,775
1,300	Universal Corp.	58,786

		146,561

	Diversified Operations and Services — 1.4%
119,519	General Electric Company	3,189,962
4,200	McDermott International, Inc. (Panama)*	259,938

		3,449,900

	Education — 0.2%
9,090	Apollo Group, Inc. — Class A*	402,323
1,800	DeVry, Inc.	96,516

		498,839

	Electronics — 0.4%
20,900	Emerson Electric Company	1,033,505

	Engineering — 0.2%
1,658	Fluor Corp.	308,521
5,400	KBR, Inc.	188,514

		497,035

	Food and Beverage — 1.3%
502	Brown-Forman Corp. — Class B	37,936
14,028	Coca-Cola Company (The)	729,175
4,440	Coca-Cola Enterprises, Inc.	76,812
31	ConAgra Foods, Inc.	598
1,108	Dr Pepper Snapple Group, Inc.*	23,246
3,865	Hormel Foods Corp.	133,768
2,027	Kraft Foods, Inc. — Class A*	57,668
20,363	PepsiCo, Inc.	1,294,883
64,963	Tyson Foods, Inc. — Class A	970,547

		3,324,633

	Insurance — 1.7%
2,600	Ace, Ltd. (Cayman Islands)	143,234
2,037	Aflac, Inc.	127,924
2,655	Allstate Corp. (The)	121,041
20,145	American International Group, Inc.	533,037
500	Arch Capital Group, Ltd. (Bermuda)*	33,160
2,800	Axis Capital Holdings, Ltd. (Bermuda)	83,468
9,613	Chubb Corp. (The)	471,133
3,900	Endurance Specialty Holdings, Ltd. (Bermuda)	120,081
1,158	First American Corp.	30,571
2,241	Genworth Financial, Inc. — Class A	39,912
6,188	Lincoln National Corp.	280,440

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

28,145	MetLife, Inc.	$1,485,212
6,112	Prudential Financial, Inc.	365,131
9,500	Travelers Companies, Inc. (The)	412,300

		4,246,644

	Internet Services — 2.8%
5,862	Amazon.com, Inc.*	429,860
85,709	Cisco Systems, Inc.*	1,993,592
15,288	eBay, Inc.*	417,821
2,888	Google, Inc. — Class A*	1,520,301
42,302	Juniper Networks, Inc.*	938,258
1,375	Sohu.com, Inc.*	96,855
43,026	Symantec Corp.*	832,553
8,100	VeriSign, Inc.*(8)	306,180
20,818	Yahoo!, Inc.*	430,100

		6,965,520

	Leisure and Recreation — 0.0%
1,615	Brunswick Corp.	17,119

	Machinery — 0.7%
4,350	AGCO Corp.*(8)	227,984
12,600	Caterpillar, Inc.	930,132
3,207	Deere & Company	231,321
248	Graco, Inc.	9,441
4,299	Joy Global, Inc.	325,993
1,253	Rockwell Automation, Inc.	54,794

		1,779,665

	Manufacturing — 1.2%
7,892	3M Company	549,204
1,848	AptarGroup, Inc.	77,524
1,531	Flowserve Corp.	209,288
14,700	Honeywell International, Inc.	739,116
2,175	Illinois Tool Works, Inc.	103,334
15,690	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)(8)	587,277
3,610	SPX Corp.	475,545
7,080	Tyco International, Ltd. (Bermuda)(8)	283,483

		3,024,771

	Medical Equipment, Supplies, and Services — 2.1%
3,071	Baxter International, Inc.	196,360
862	Becton, Dickinson and Company	70,081
31,709	Boston Scientific Corp.*	389,704
9,100	Covidien, Ltd. (Bermuda)	435,799
639	Gen-Probe, Inc.*	30,340
158	Intuitive Surgical, Inc.*	42,565
3,400	Invitrogen Corp.*	133,484
29,252	Johnson & Johnson	1,882,073
9,414	Kinetic Concepts, Inc.*	375,713
4,547	McKesson Corp.	254,223
19,979	Medtronic, Inc.(8)	1,033,912
2,600	St Jude Medical, Inc.*	106,288
6,160	UnitedHealth Group, Inc.	161,700
5,769	WellPoint, Inc.*	274,951

		5,387,193

	Metals and Mining — 0.8%
2,375	Alcoa, Inc.	84,598
5,181	Carpenter Technology Corp.	226,151
4,694	Commercial Metals Company	176,964
2,942	Freeport-McMoRan Copper & Gold, Inc.	344,773
714	Nucor Corp.	53,314
5,147	Reliance Steel & Aluminum Company	396,782
1,439	Schnitzer Steel Industries, Inc. — Class A	164,909
2,329	Southern Copper Corp.(8)	248,341
10,422	Worthington Industries, Inc.(8)	213,651

		1,909,483

	Oil, Coal and Gas — 9.7%
788	Alpha Natural Resources, Inc.*	82,181
18,582	Anadarko Petroleum Corp.	1,390,677
8,689	Apache Corp.	1,207,771
4,479	Baker Hughes, Inc.	391,196
2,893	Bill Barrett Corp.*(8)	171,873
1,431	Cabot Oil & Gas Corp.	96,922
5,000	Cameron International Corp.*	276,750
22,444	Chevron Corp.	2,224,874
13,650	ConocoPhillips	1,288,424
3,510	Continental Resources, Inc.*(8)	243,313
1,742	Denbury Resources, Inc.*	63,583
13,450	Devon Energy Corp.	1,616,152
300	Diamond Offshore Drilling, Inc.	41,742
4,293	Dresser-Rand Group, Inc.*	167,856
694	Encore Acquisition Company*	52,182
4,382	EOG Resources, Inc.	574,918
2,529	Exterran Holdings, Inc.*	180,798
80,202	Exxon Mobil Corp.	7,068,202
7,782	FMC Technologies, Inc.*	598,669
9,976	Global Industries, Ltd.*	178,870
43,300	Halliburton Company(8)	2,297,931
1,344	Hess Corp.	169,599

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

622	Mariner Energy, Inc.*	$22,995
600	Massey Energy Company	56,250
4,696	National-Oilwell Varco, Inc.*	416,629
4,800	Noble Energy, Inc.	482,688
13,099	Occidental Petroleum Corp.	1,177,076
948	Oceaneering International, Inc.*	73,043
111	ONEOK, Inc.	5,420
1,229	Patterson-UTI Energy, Inc.	44,293
5,900	Pioneer Natural Resources Company	461,852
5,295	Schlumberger, Ltd. (Netherlands Antilles)	568,842
1,561	SEACOR Holdings, Inc.*	139,725
1,159	Smith International, Inc.(8)	96,359
1,279	St Mary Land & Exploration Company	82,675
1,835	Sunoco, Inc.	74,666
1,481	Ultra Petroleum Corp. (Canada)*	145,434
12,973	Valero Energy Corp.	534,228
2,131	W&T Offshore, Inc.(8)	124,685

		24,891,343

	Pharmaceuticals/Research and Development — 4.8%
14,100	Abbott Laboratories	746,877
15,990	AmerisourceBergen Corp.	639,440
22,661	Amgen, Inc.*	1,068,693
16,792	Biogen Idec, Inc.*	938,505
11,800	Bristol-Myers Squibb Company	242,254
26,300	Eli Lilly and Company	1,214,008
11,300	Express Scripts, Inc.*	708,736
17,396	Gilead Sciences, Inc.*	921,118
22,602	Medco Health Solutions, Inc.*	1,066,814
41,800	Merck & Company, Inc.	1,575,442
161,081	Pfizer, Inc.	2,814,085
8,658	Wyeth	415,238

		12,351,210

	Printing and Publishing — 0.0%
3,092	Gannett Company, Inc.	67,004

	Real Estate Development and Services — 0.1%
4,067	Jones Lang LaSalle, Inc.	244,793

	Real Estate Investment Trusts — 1.0%
4,245	AMB Property Corp.(8)	213,863
5,200	AvalonBay Communities, Inc.(8)	463,632
9,178	Equity Residential(8)	351,242
1,689	Federal Realty Investment Trust(8)	116,541
2,615	HCP, Inc.	83,183
3,548	Macerich Company (The)	220,437
1,842	Nationwide Health Properties, Inc.	58,005
15,250	ProLogis	828,838
600	Regency Centers Corp.	35,472
1,235	Simon Property Group, Inc.	111,014
619	Taubman Centers, Inc.	30,114
1,528	Ventas, Inc.	65,047

		2,577,388

	Registered Investment Companies — 0.0%
100	Tri-Continental Corp.	1,650

	Retail — 2.6%
15	Barnes & Noble, Inc.(8)	373
12,554	Best Buy Company, Inc.(8)	497,138
1,911	Big Lots, Inc.*	59,700
12,505	BJ’s Wholesale Club, Inc.*	483,944
15,100	Costco Wholesale Corp.	1,059,113
24,875	CVS Caremark Corp.	984,304
565	Dollar Tree, Inc.*	18,470
16,845	GameStop Corp. — Class A*	680,538
3,335	Sears Holdings Corp.*(8)	245,656
6,585	Target Corp.	306,137
15,246	TJX Companies, Inc. (The)	479,792
30,968	Wal-Mart Stores, Inc.	1,740,401

		6,555,566

	Retail: Restaurants — 0.8%
895	Chipotle Mexican Grill, Inc. — Class A*(8)	73,945
34,014	McDonald’s Corp.	1,912,267
1,800	YUM! Brands, Inc.	63,162

		2,049,374

	Retail: Supermarkets — 0.6%
34,191	Kroger Company (The)	987,094
1,100	Ruddick Corp.	37,741
11,900	Safeway, Inc.	339,745
2,242	SUPERVALU, Inc.	69,255
217	Whole Foods Market, Inc.(8)	5,141

		1,438,976

	Scientific and Technical Instruments — 0.1%
1,300	Applera Corp.	43,524
3,004	Thermo Fisher Scientific, Inc.*	167,413

		210,937

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Semiconductors — 1.5%
71	Analog Devices, Inc.	$2,256
6,453	Applied Materials, Inc.	123,188
1,986	Broadcom Corp. — Class A*	54,198
82,350	Intel Corp.	1,768,877
3,974	MEMC Electronic Materials, Inc.*	244,560
3,287	NVIDIA Corp.*	61,533
52,895	Texas Instruments, Inc.	1,489,523

		3,744,135

	Telecommunications Equipment and Services — 2.4%
92,967	AT&T, Inc.	3,132,057
3,952	CenturyTel, Inc.	140,652
487	Harris Corp.	24,589
21,952	Motorola, Inc.	161,128
399	Nortel Networks Corp. (Canada)*	3,280
8,208	QUALCOMM, Inc.	364,189
25,528	Sprint Nextel Corp.	242,516
53,900	Verizon Communications, Inc.	1,908,060

		5,976,471

	Transportation — 0.9%
776	Alexander & Baldwin, Inc.(8)	35,347
3,778	Burlington Northern Santa Fe Corp.	377,384
900	CH Robinson Worldwide, Inc.	49,356
7,053	CSX Corp.	442,999
16,473	JB Hunt Transport Services, Inc.	548,221
466	Kirby Corp.*	22,368
3,517	Landstar System, Inc.	194,209
3,177	Norfolk Southern Corp.	199,103
1,422	Ryder System, Inc.	97,947
12,850	Werner Enterprises, Inc.(8)	238,753
3,931	YRC Worldwide, Inc.*(8)	58,454

		2,264,141

	Utilities — 2.1%
1,900	American Electric Power Company, Inc.	76,437
11,925	Dominion Resources, Inc. — Virginia	566,318
56,800	Duke Energy Corp.	987,184
200	Edison International	10,276
175	Energy East Corp.	4,326
2,927	Entergy Corp.	352,645
4,746	Exelon Corp.	426,950
8,369	FirstEnergy Corp.	689,020
6,779	FPL Group, Inc.	444,567
100	Northeast Utilities	2,553
8,252	NRG Energy, Inc.*	354,011
7,591	PPL Corp.	396,782
38,208	Reliant Energy, Inc.*	812,684
1,976	WGL Holdings, Inc.	68,646

		5,192,399

	Total Common Stocks (Cost $156,525,578)	149,560,653

Principal

	US Treasury Securities — 0.0%
	US Treasury Bonds — 0.0%
$40,000	4.38%, 02/15/38(8)	39,000

	US Treasury Notes — 0.0%
10,000	4.75%, 08/15/17(8)	10,597

	Total US Treasury Securities (Cost $50,353)	49,597

	US Government Agency Securities — 18.5%
	Asset Backed: Mortgage and Home Equity — 1.0%
600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10(5)	623,138
173,034	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29(5)	178,109
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18(5)	764,134
375,776	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34(5)	368,612
491,396	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34(5)	498,731

		2,432,724

	Fannie Mae — 12.1%
1,755,809	PL# 256219, 5.50%, 04/01/36(5)	1,717,652
90,119	PL# 535675, 7.00%, 01/01/16(5)	94,537
932	PL# 549906, 7.50%, 09/01/30(5)	1,005
1,440	PL# 552549, 7.50%, 09/01/30(5)	1,552
574	PL# 558384, 7.50%, 01/01/31(5)	619
2,404	PL# 568677, 7.50%, 01/01/31(5)	2,591
271	PL# 572762, 7.50%, 03/01/31(5)	292

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$15,611	PL# 582178, 7.50%, 06/01/31(5)	$16,811
12,908	PL# 594316, 6.50%, 07/01/31(5)	13,410
2,447	PL# 602859, 6.50%, 10/01/31(5)	2,542
12,761	PL# 614924, 7.00%, 12/01/16(5)	13,383
736,766	PL# 735809, Variable Rate, 4.66%, 08/01/35(1)	738,505
67,800	PL# 745000, 6.00%, 10/01/35(5)	68,572
1,287,492	PL# 745275, 5.00%, 02/01/36(5)	1,238,633
51,585	PL# 779545, 6.00%, 06/01/34(5)	52,253
43,744	PL# 785183, 6.00%, 07/01/34(5)	44,310
199,667	PL# 787311, 6.00%, 06/01/34(5)	202,252
1,420,854	PL# 792113, 6.00%, 09/01/34(5)	1,439,253
49,174	PL# 793193, 5.50%, 07/01/19(5)	49,873
336,443	PL# 793693, 6.00%, 08/01/34(5)	340,800
88,128	PL# 801516, Variable Rate, 4.70%, 08/01/34(1)(5)	89,256
367,007	PL# 810896, Variable Rate, 4.84%, 01/01/35(1)(5)	370,796
1,047,568	PL# 835136, 6.00%, 09/01/35(5)	1,059,496
1,180,368	PL# 844183, 6.00%, 11/01/35(5)	1,193,809
229,077	PL# 888022, 5.00%, 02/01/36(5)	220,384
641,205	PL# 893681, 6.00%, 10/01/36(5)	647,905
1,561,240	PL# 894005, 6.00%, 10/01/36(5)	1,577,554
5,049,489	PL# 911205, 6.50%, 05/01/37(5)	5,205,325
663,014	PL# 938338, 6.00%, 07/01/37	669,801
193,689	PL# 950385, Variable Rate, 5.87%, 08/01/37(1)	196,599
900,000	TBA, 5.50%, 07/01/23	906,047
200,000	TBA, 6.00%, 07/01/23	205,031
1,300,000	TBA, 5.50%, 08/01/23	1,305,485
7,040,000	TBA, 5.00%, 07/01/38	6,748,501
3,000,000	TBA, 5.50%, 07/01/38	2,957,343
1,460,000	TBA, 5.00%, 08/01/38	1,396,353

		30,788,530

	Federal Agricultural Mortgage Corp. — 0.3%
220,000	4.25%, 07/29/08	220,280
600,000	144A, 5.13%, 04/19/17(5)	614,802

		835,082

	Freddie Mac — 1.2%
130,000	5.60%, 09/26/13	130,749
430,000	5.63%, 11/23/35(5)	429,499
1,257,372	PL# 1G3704, Variable Rate, 5.66%, 09/01/37(1)(5)	1,274,832
228,691	PL# 1N1447, Variable Rate, 5.81%, 02/01/37(1)(5)	232,944
419,184	PL# 1N1463, Variable Rate, 5.94%, 05/01/37(1)(5)	426,283
603,447	PL# 1N1582, Variable Rate, 5.94%, 05/01/37(1)(5)	613,880

		3,108,187

	Freddie Mac Gold — 0.8%
83,001	PL# A39644, 5.50%, 11/01/35(5)	82,015
900,000	TBA, 5.00%, 07/01/23	888,890
1,000,000	TBA, 5.00%, 07/01/38	958,281

		1,929,186

	Government National Mortgage Association — 2.7%
2,958	PL# 461836, 7.00%, 01/15/28	3,155
1,486	PL# 596647, 7.00%, 09/15/32	1,583
202,510	PL# 604404, 5.00%, 06/15/33	197,125
570,448	PL# 604845, 5.00%, 12/15/33	555,279
689,889	PL# 608280, 5.00%, 09/15/33	671,543
666,179	PL# 615892, 5.00%, 08/15/33	648,464
633,992	PL# 620521, 5.00%, 08/15/33	617,133
484,592	PL# 637934, 5.00%, 01/15/35	471,024
634,271	PL# 639093, 5.00%, 01/15/35	616,513
410,659	PL# 639865, 5.00%, 06/15/35	399,161
91,042	PL# 781881, 5.00%, 03/15/35	88,559
1,300,000	TBA, 5.00%, 07/01/38	1,259,578
1,300,000	TBA, 5.50%, 08/01/38	1,286,797

		6,815,914

	Resolution Funding Strips — 0.1%
250,000	Zero coupon, 07/15/18	159,453
250,000	Zero coupon, 10/15/18	156,899

		316,352

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)

	Tennessee Valley Authority — 0.3%
$630,000	5.98%, 04/01/36	$680,457

	Total US Government Agency Securities (Cost $46,926,851)	46,906,432

	Corporate Bonds and Notes — 26.5%
	Advertising — 0.0%
60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	54,900
35,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	21,000

		75,900

	Aerospace and Defense — 0.0%
25,000	DRS Technologies, Inc., 6.63%, 02/01/16	25,500

	Airlines — 0.1%
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10(5)	283,500
97,284	Delta Air Lines, Series 2007-1, Class A, 6.82%, 08/10/22(5)	81,232

		364,732

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	32,200
20,000	Hertz Corp., 10.50%, 01/01/16(8)	18,300

		50,500

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.5%
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11(5)	304,046
580,000	Ford Motor Company, 7.45%, 07/16/31	340,750
970,000	General Motors Corp., 8.25%, 07/15/23	569,875
16,000	Visteon Corp., 8.25%, 08/01/10	14,320
38,000	Visteon Corp. — 144A, 12.25%, 12/31/16	30,590

		1,259,581

	Banks and Financial Services — 6.4%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67(1)(5)	79,477
200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10(5)	178,000
190,000	American Express Company, Variable Rate, 6.80%, 09/01/66(1)(5)(8)	175,930
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual(1)(5)	7,809
190,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual(1)(5)	178,294
40,000	Bank of America Corp., Series M, Variable Rate, 8.13%, perpetual(1)(5)	37,860
220,000	Bear Stearns Companies, Inc. (The), 5.55%, 01/22/17(5)	203,667
140,000	Bear Stearns Companies, Inc. (The), 7.25%, 02/01/18(5)	146,351
650,000	Citigroup, Inc., 5.50%, 04/11/13(5)	635,041
300,000	Citigroup, Inc., 6.88%, 03/05/38(5)	290,393
100,000	Countrywide Financial Corp., Series MTN, Floating Rate, 2.87%, 01/05/09(2)	98,056
760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10(5)	707,605
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual(1)(5)	75,151
2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,525,905
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	200,431
129,000	Ford Motor Credit Company LLC, Floating Rate, 8.03%, 06/15/11(2)	105,040
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09	1,073,155
160,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	129,861
380,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16(1)	244,511
1,020,000	GMAC LLC, 6.63%, 05/15/12	700,279
270,000	GMAC LLC, 8.00%, 11/01/31	176,004
160,000	GMAC LLC, Series MTN, Floating Rate, 3.95%, 09/23/08(2)	157,578
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual(1)	13,918

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$170,000	Goldman Sachs Group, Inc. (The), 4.50%, 06/15/10	$170,307
70,000	Goldman Sachs Group, Inc. (The), 5.45%, 11/01/12	69,891
162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22(1)	145,416
200,000	ICICI Bank, Ltd. — REG S (India), Variable Rate, 6.38%, 04/30/22(1)	181,065
330,000	JPMorgan Chase & Company, 5.13%, 09/15/14	321,290
450,000	JPMorgan Chase & Company, 5.15%, 10/01/15	433,929
130,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16	91,736
710,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15	641,343
140,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11	123,512
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual(1)	130,603
120,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.50%, 08/19/65(2)	89,166
100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	94,709
480,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	451,692
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual(1)	147,577
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	260,398
100,000	Morgan Stanley, Series MTNF, Floating Rate, 3.18%, 10/18/16(2)	86,898
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual(1)	18,343
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual(1)	34,407
99,000	Residential Capital LLC — 144A, 8.50%, 05/15/10	83,655
544,000	Residential Capital LLC — 144A, 9.63%, 05/15/15	266,560
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual(1)	217,287
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual(1)	91,579
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	249,791
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16(1)	251,394
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual(1)	210,979
520,000	Sigma Finance, Inc. — 144A, Series MTN1, Variable Rate, 8.50%, 08/11/16(1)	349,050
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	51,024
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	229,391
500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	439,800
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	8,473
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	33,981
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	213,435
310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	294,097
100,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	96,750
390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	326,625
350,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	293,563

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual(1)	$115,665
430,000	Wachovia Corp., 5.25%, 08/01/14	400,877
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	118,312

		15,974,886

	Broadcast Services/Media — 0.8%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15(8)	44,775
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09(5)	96,520
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14(5)	102,119
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15(5)	35,446
150,000	Comcast Cable Communications, 8.88%, 05/01/17(5)	172,285
240,000	Comcast Corp., 6.50%, 01/15/15(5)	244,031
20,000	Comcast Corp., 6.50%, 01/15/17(5)	20,152
20,000	Comcast Corp., 5.88%, 02/15/18(5)	19,276
180,000	Cox Communications, Inc., 3.88%, 10/01/08	179,765
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	9,850
70,000	DIRECTV Holdings LLC/ DIRECTV Financing Company, Inc., 8.38%, 03/15/13	72,450
30,000	Echostar DBS Corp., 7.00%, 10/01/13	28,725
25,000	Echostar DBS Corp., 7.13%, 02/01/16	23,188
280,000	Liberty Media Corp., 7.88%, 07/15/09	284,125
10,000	Liberty Media Corp., 5.70%, 05/15/13	9,012
10,000	News America, Inc., 6.65%, 11/15/37	9,795
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	35,744
80,000	Time Warner Entertainment, 8.38%, 07/15/33	86,817
350,000	Time Warner, Inc., 6.88%, 05/01/12(5)	358,366
75,000	Time Warner, Inc., 7.70%, 05/01/32(5)	76,997

		1,909,438

	Chemicals — 0.0%
30,000	Georgia Gulf Corp., 9.50%, 10/15/14(8)	22,575
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	22,815

		45,390

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09(5)	20,632
40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	40,600

		61,232

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	40,950

	Consumer Goods and Services — 0.0%
100,000	Reynolds American, Inc., 6.75%, 06/15/17	99,979

	Containers and Packaging — 0.0%
50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	47,625
10,000	Graham Packaging Company, LP, 9.88%, 10/15/14(8)	8,900

		56,525

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	13,875

	Environmental Waste Management and Recycling Services — 0.2%
160,000	Waste Management, Inc., 6.50%, 11/15/08	161,692
270,000	Waste Management, Inc., 6.38%, 11/15/12	277,301

		438,993

	Equipment Rental and Leasing — 0.1%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65(1)	208,962

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Funeral Services — 0.0%
$10,000	Service Corp. International, 6.75%, 04/01/16	$9,525
40,000	Service Corp. International, 7.63%, 10/01/18	40,100
35,000	Service Corp. International, 7.50%, 04/01/27	29,925

		79,550

	Insurance — 0.4%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18(5)(8)	37,541
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13(5)	38,468
50,000	Humana, Inc., 7.20%, 06/15/18	49,627
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 4.55%, 07/07/10(2)	285,210
430,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36(1)	376,575
250,000	Travelers Companies, Inc. (The), Variable Rate, 6.25%, 03/15/37(1)	215,129

		1,002,550

	Leisure and Recreation — 0.1%
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	19,375
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	59,400
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	25,950
50,000	MGM MIRAGE, 8.50%, 09/15/10	49,625
5,000	MGM MIRAGE, 6.63%, 07/15/15	4,038
85,000	MGM MIRAGE, 7.63%, 01/15/17	70,337
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	13,725
10,000	Station Casinos, Inc., 6.88%, 03/01/16(8)	5,513
90,000	Station Casinos, Inc., 7.75%, 08/15/16	69,300

		317,263

	Machinery — 0.0%
20,000	Terex Corp., 7.38%, 01/15/14	19,800

	Manufacturing — 0.3%
270,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	276,502
530,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	511,979

		788,481

	Medical Equipment, Supplies, and Services — 0.3%
60,000	Community Health Systems, Inc., 8.88%, 07/15/15	60,675
125,000	DaVita, Inc., 6.63%, 03/15/13	120,625
160,000	HCA, Inc., 6.75%, 07/15/13	141,200
11,000	HCA, Inc., 5.75%, 03/15/14	9,213
20,000	HCA, Inc., 9.13%, 11/15/14	20,500
6,000	HCA, Inc., 6.50%, 02/15/16	5,025
160,000	HCA, Inc., 9.25%, 11/15/16	165,199
26,000	HCA, Inc., 9.63%, 11/15/16(12)	26,845
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	57,750
30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	28,425
20,000	WellPoint, Inc., 5.88%, 06/15/17	19,365

		654,822

	Metals and Mining — 0.5%
230,000	Evraz Group SA — 144A (Luxembourg), 8.88%, 04/24/13	231,425
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	200,762
210,000	Rio Tinto Finance USA, Ltd. (Australia), 6.50%, 07/15/18	211,022
65,000	Steel Dynamics, Inc., 6.75%, 04/01/15	62,563
341,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	318,403
130,000	Vedanta Resources PLC — 144A (United Kingdom), 8.75%, 01/15/14	130,000

		1,154,175

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Office Equipment, Supplies, and Services — 0.0%
$40,000	Xerox Corp., 6.75%, 02/01/17	$40,378

	Oil, Coal and Gas — 2.2%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31(5)	252,616
35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36(5)	34,659
45,000	Chesapeake Energy Corp., 7.75%, 01/15/15	46,913
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,750
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	18,500
5,000	Chesapeake Energy Corp., 7.25%, 12/15/18	4,888
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	105,394
80,000	Conoco, Inc., 6.95%, 04/15/29(5)	87,990
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	114,375
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	87,037
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	25,170
330,000	El Paso Natural Gas, 8.38%, 06/15/32(5)	370,162
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	506,215
260,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16	243,568
190,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	171,000
50,000	Hess Corp., 7.88%, 10/01/29(5)	57,503
160,000	Hess Corp., 7.30%, 08/15/31(5)	179,221
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	232,050
250,000	KazMunaiGaz Finance Sub BV — 144A (Kazakhstan), 8.38%, 07/02/13	250,438
180,000	Kerr-McGee Corp., 6.95%, 07/01/24	187,161
110,000	Kerr-McGee Corp., 7.88%, 09/15/31	128,344
50,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	50,514
240,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	247,538
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	19,795
200,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	199,122
50,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	49,625
75,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	75,000
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	40,300
17,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	16,857
290,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	287,565
290,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	291,450
30,000	Pride International, Inc., 7.38%, 07/15/14	30,075
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	24,375
15,000	Southern Natural Gas, 8.00%, 03/01/32	16,278
95,000	Suburban Propane Partners, 6.88%, 12/15/13	90,250
40,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	41,831
120,000	Williams Companies, Inc., 7.88%, 09/01/21	127,800
160,000	Williams Companies, Inc., 7.75%, 06/15/31	167,200
20,000	Williams Companies, Inc., 8.75%, 03/15/32	22,800
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	325,199
190,000	XTO Energy, Inc., 7.50%, 04/15/12	204,014

		5,435,542

	Paper and Forest Products — 0.0%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	113,383

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Pharmaceuticals/Research and Development — 0.2%
$40,000	AmerisourceBergen Corp., 5.88%, 09/15/15(5)	$39,273
120,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	118,500
230,000	Wyeth, 5.95%, 04/01/37	222,753

		380,526

	Printing and Publishing — 0.1%
105,000	Idearc, Inc., 8.00%, 11/15/16	66,544
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	29,175
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	34,800

		130,519

	Private Asset Backed: Banks and Financial Services — 0.2%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	285,349
170,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, Floating Rate, 4.10%, 04/25/24(2)	170,442

		455,791

	Private Asset Backed: Credit Cards — 0.2%
640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 2.75%, 09/15/13(3)	603,206

	Private Asset Backed: Mortgage and Home Equity — 11.0%
386,212	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 3.14%, 09/25/35(3)	369,950
171,540	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 2.90%, 02/25/35(3)	139,820
94,667	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 2.86%, 04/25/35(3)	83,151
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, 09/10/15(5)	267,542
3,321,665	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36(5)	2,624,845
1,488,629	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 2.69%, 12/25/46(3)	832,073
315,834	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.93%, 08/25/35(3)(5)	266,828
766,747	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 2.79%, 11/25/35(3)	594,207
847,245	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 2.81%, 11/20/35(3)	621,445
208,864	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(5)	200,196
389,477	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 3.05%, 12/15/35(3)	173,806
775,168	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 2.88%, 09/25/35(3)	678,276
850,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 02/10/17	797,776
837,322	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	849,038
835,179	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35(3)	794,838
1,311,061	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 3.59%, 11/25/36(3)	676,780
739,047	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 3.49%, 05/25/46(3)	665,164

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$278,075	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 3.28%, 10/25/34(3)	$222,807
639,780	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.26%, 11/25/37(3)	605,009
203,807	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	167,334
625,876	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.99%, 08/25/37(3)	479,218
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	1,020,882
659,457	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.29%, 07/25/34(3)	642,916
502,233	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 2.78%, 11/25/35(3)	380,108
371,850	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 2.78%, 12/25/35(3)	247,758
658,241	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 2.55%, 08/25/46(3)	596,001
850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	793,317
362,121	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34(3)	344,570
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	1,073,000
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	1,221,644
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	487,413
186,872	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 2.80%, 10/25/28(3)	181,903
196,584	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A, Floating Rate, 2.93%, 07/25/34(3)	184,821
756,376	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	728,484
359,803	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	352,495
1,711,755	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,600,182
1,525,833	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 2.88%, 10/25/45(3)	1,187,290
829,885	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	690,038
324,842	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 2.83%, 01/19/34(3)	294,916
934,359	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 2.65%, 01/25/09(3)	923,465
287,425	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 2.80%, 01/25/45(3)	236,363
497,421	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 2.77%, 10/25/45(3)	388,205
532,951	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 2.84%, 10/25/45(3)	334,979
620,891	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 2.76%, 11/25/45(3)	470,487

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$486,868	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, 5.50%, 09/25/36	$467,015
591,776	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.61%, 08/25/36(3)	564,931

		27,523,286

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp., 12.38%, 04/15/15(8)	113,850

	Real Estate Investment Trusts — 0.1%
50,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	44,625
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	50,000
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	38,600

		133,225

	Retail — 0.1%
257,978	CVS Caremark Corp. — 144A, 6.94%, 01/10/30(5)	248,628
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	18,007

		266,635

	Retail: Supermarkets — 0.0%
93,000	Delhaize America, Inc., 9.00%, 04/15/31(5)	109,769

	Scientific and Technical Instruments — 0.0%
80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	80,200
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	40,250

		120,450

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	20,438
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 6.03%, 12/15/11(2)	27,200

		47,638

	Telecommunications Equipment and Services — 1.1%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17(5)	116,171
190,000	AT&T, Inc., 5.10%, 09/15/14	186,496
90,000	AT&T, Inc., 5.50%, 02/01/18(5)	87,370
15,000	Citizens Communications Company, 9.25%, 05/15/11	15,600
30,000	Citizens Communications Company, 7.88%, 01/15/27	26,400
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16(5)	175,898
45,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	45,563
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	253,602
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	82,350
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	8,305
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	109,927
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	48,205
260,000	Qwest Communications International, Inc., Floating Rate, 6.18%, 02/15/09(2)	260,000
105,000	Qwest Corp., 7.88%, 09/01/11	105,525
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	40,093
270,000	Sprint Capital Corp., 8.38%, 03/15/12	267,509
60,000	Sprint Capital Corp., 8.75%, 03/15/32	57,288
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	183,300
70,000	Telecom Italia Capital (Luxembourg), 7.00%, 06/04/18	70,721
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	53,996
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	313,127

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$260,000	VIP FIN (VIMPELCOM) — 144A (Luxembourg), 8.38%, 04/30/13	$256,565
140,000	Windstream Corp., 8.63%, 08/01/16	140,350

		2,904,361

	Transportation — 0.1%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	21,725
110,000	Union Pacific Corp., 5.38%, 05/01/14	108,123

		129,848

	Utilities — 1.5%
604,000	AES Corp., 7.75%, 03/01/14	598,715
80,000	AES Corp., 7.75%, 10/15/15	79,200
410,000	AES Corp., 8.00%, 10/15/17	403,850
70,000	Dominion Resources, Inc., 4.75%, 12/15/10(5)	70,489
220,000	Dominion Resources, Inc., 5.70%, 09/17/12(5)	223,582
70,000	Edison Mission Energy, 7.00%, 05/15/17	65,800
90,000	Edison Mission Energy, 7.20%, 05/15/19	84,375
40,000	Edison Mission Energy, 7.63%, 05/15/27	36,100
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	10,150
1,110,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17(12)	1,112,775
5,000	Exelon Corp., 5.63%, 06/15/35(5)	4,323
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	164,299
225,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	245,373
100,000	NRG Energy, Inc., 7.25%, 02/01/14	95,750
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,438
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,475
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	87,058
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	56,127
210,000	TXU Corp., Series P, 5.55%, 11/15/14	165,453
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	77,994
370,000	TXU Corp., Series R, 6.55%, 11/15/34	271,424

		3,871,750

	Total Corporate Bonds and Notes (Cost $75,403,787)	67,023,241

Shares

	Preferred Stocks — 0.3%
	Banks and Financial Services
600	Fannie Mae, Series O, Floating Rate, 7.00%, (2)	28,308
10,800	Fannie Mae, Series S, Variable Rate, 8.25%, (1)(5)(8)	247,860
14,925	Freddie Mac, Series Z, Variable Rate, 8.38%, (1)(5)	362,678

	Total Preferred Stocks (Cost $675,045)	638,846

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	29,300

	Municipal Bonds — 0.5%
	Virginia
1,193,367	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,174,185)	1,193,391

	Foreign Government Obligations — 0.4%
450,000	AID-Israel (Israel), 5.50%, 04/26/24	484,439
160,000	Bundesrepublic Deutschland, Series 03, (Germany) 4.25%, 01/04/14(16)	249,052
229,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	243,542

	Total Foreign Government Obligations (Cost $921,254)	977,033

See notes to financial statements.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Contracts		Value

	Purchased Put Options — 0.0%
1	US Treasury Note (5 Year) September Future, Expiring August 2008 @ 109 (Cost $450)	$445

Principal

	Securities Lending Collateral — 4.2%
$10,525,798	Securities Lending Collateral Investment (Note 4) (Cost $10,525,798)	10,525,798

	Total Securities (Cost $292,243,301)	276,904,736

	Repurchase Agreements — 1.3%
3,278,346	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $3,278,442 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 2.82%, due 12/15/35, with a value of $3,348,563) (Cost $3,278,346)	3,278,346

	Total Investments before Call Options Written — 110.7% (Cost $295,521,647)	280,183,082

Contracts

	Call Options Written — (0.0)%
(1)	90 Day Euro September Future, Expiring August 2008 @ 97.25 (Premium $532)	(187)

	Total Investments net of Call Options Written — 110.7% (Cost $295,521,115)	280,182,895
	Liabilities less other assets — (10.7)%	(27,040,497)

	Net Assets — 100.0%	$253,142,398

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $295,521,647.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$12,385,413
Gross unrealized depreciation	(27,723,978)

Net unrealized depreciation	$(15,338,565)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.6%
	Advertising — 0.6%
1,787,000	Interpublic Group of Companies, Inc. (The)*	$15,368,200

	Aerospace and Defense — 0.8%
300,000	Northrop Grumman Corp.	20,070,000

	Apparel: Manufacturing and Retail — 1.2%
1,423,800	Gap, Inc. (The)(8)	23,734,746
51,200	VF Corp.	3,644,416

		27,379,162

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.2%
154,727	Autoliv, Inc.	7,213,373
1,790,545	General Motors Corp.(8)	20,591,267

		27,804,640

	Banks and Financial Services — 11.5%
526,700	American Express Company	19,840,789
1,142,082	Bank of America Corp.	27,261,497
2,432,570	Citigroup, Inc.(8)	40,769,873
35,000	Deutsche Bank AG (Germany)(8)	2,987,250
1,898,000	Fannie Mae(8)	37,029,980
399,900	Freddie Mac(8)	6,558,360
84,000	Goldman Sachs Group, Inc. (The)	14,691,600
2,090,240	JPMorgan Chase & Company	71,716,135
279,000	Merrill Lynch & Company, Inc.(8)	8,847,090
555,000	Morgan Stanley	20,018,850
587,200	National City Corp.(8)	2,800,944
215,800	SunTrust Banks, Inc.	7,816,276
470,000	Wachovia Corp.(8)	7,299,100
248,100	Wells Fargo & Company	5,892,375

		273,530,119

	Broadcast Services/Media — 4.0%
813,500	CBS Corp. — Class B	15,855,115
1,578,100	Comcast Corp. — Class A	29,936,557
3,387,200	Time Warner, Inc.	50,130,560

		95,922,232

	Chemicals — 1.1%
530,000	Dow Chemical Company (The)	18,502,300
200,000	EI du Pont de Nemours and Company	8,578,000

		27,080,300

	Computer Equipment, Software and Services — 4.6%
1,228,400	Dell, Inc.*	26,877,392
490,000	Electronic Data Systems Corp.	12,073,600
407,200	Hewlett-Packard Company	18,002,312
395,400	International Business Machines Corp.	46,866,762
163,600	Western Digital Corp.*(8)	5,649,108

		109,469,174

	Construction Services and Supplies — 0.1%
109,500	Centex Corp.	1,464,015
110,000	KB HOME(8)	1,862,300

		3,326,315

	Consumer Goods and Services — 3.9%
506,000	Altria Group, Inc.	10,403,360
115,000	Black & Decker Corp. (The)(8)	6,613,650
583,100	Kimberly-Clark Corp.	34,857,718
451,000	Philip Morris International, Inc.	22,274,890
288,000	Procter & Gamble Company (The)	17,513,280

		91,662,898

	Containers and Packaging — 0.2%
122,000	Owens-Illinois, Inc.*	5,086,180

	Diversified Operations and Services — 3.0%
2,700,100	General Electric Company	72,065,669

	Electronics — 3.9%
125,116	Arrow Electronics, Inc.*	3,843,564
3,798,810	Flextronics International, Ltd. (Singapore)*	35,708,813
1,939,177	Sanmina-SCI Corp.*	2,482,147
504,700	Sony Corp. (ADR) (Japan)	22,075,578
763,150	Tyco Electronics, Ltd. (Bermuda)	27,336,033

		91,446,135

	Environmental Waste Management and Recycling Services — 0.5%
336,700	Waste Management, Inc.	12,696,957

	Food and Beverage — 3.2%
652,700	Dean Foods Company*	12,805,974
60,000	Kellogg Company	2,881,200
1,278,800	Kraft Foods, Inc. — Class A*	36,381,861
70,000	Molson Coors Brewing Company — Class B	3,803,100
1,530,005	Sara Lee Corp.	18,742,561

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Food and Beverage (continued)

97,595	Tyson Foods, Inc. — Class A	$1,458,069

		76,072,765

	Insurance — 8.2%
468,200	Aetna, Inc.	18,976,146
446,000	Allstate Corp. (The)	20,333,140
1,477,300	American International Group, Inc.	39,089,358
72,000	Fidelity National Financial, Inc. — Class A(8)	907,200
550,000	Genworth Financial, Inc. — Class A	9,795,500
185,000	Hartford Financial Services Group, Inc. (The)	11,945,450
450,200	MetLife, Inc.	23,757,054
61,566	PartnerRe, Ltd. (Bermuda)	4,256,058
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	7,593,900
1,230,338	Travelers Companies, Inc. (The)	53,396,669
238,000	XL Capital, Ltd. — Class A (Cayman Islands)(8)	4,893,280

		194,943,755

	Machinery — 0.4%
115,000	Caterpillar, Inc.	8,489,300

	Manufacturing — 3.0%
85,000	Eaton Corp.	7,222,450
525,800	Honeywell International, Inc.	26,437,224
592,950	Smurfit-Stone Container Corp.*	2,413,307
70,000	SPX Corp.	9,221,100
620,050	Tyco International, Ltd. (Bermuda)	24,826,802

		70,120,883

	Medical Equipment, Supplies, and Services — 4.2%
1,798,100	Boston Scientific Corp.*	22,098,649
130,000	Cardinal Health, Inc.	6,705,400
241,450	Covidien, Ltd. (Bermuda)	11,563,041
605,435	Hologic, Inc.*	13,198,483
135,000	Johnson & Johnson	8,685,900
120,000	McKesson Corp.	6,709,200
5,344,920	Tenet Healthcare Corp.*(8)	29,717,755

		98,678,428

	Metals and Mining — 1.3%
508,700	Alcoa, Inc.	18,119,894
121,000	ArcelorMittal (Luxembourg)	11,987,470

		30,107,364

	Oil, Coal and Gas — 16.4%
123,000	Apache Corp.	17,097,000
275,000	BP PLC (ADR) (United Kingdom)	19,131,750
1,159,600	Chevron Corp.	114,951,147
1,122,702	ConocoPhillips	105,971,842
1,062,000	Exxon Mobil Corp.	93,594,060
78,000	Occidental Petroleum Corp.	7,009,080
234,600	Total SA (ADR) (France)	20,004,342
255,100	Valero Energy Corp.	10,505,018

		388,264,239

	Paper and Forest Products — 1.5%
1,112,500	Louisiana-Pacific Corp.(8)	9,445,125
1,088,400	MeadWestvaco Corp.	25,947,456

		35,392,581

	Pharmaceuticals/Research and Development — 7.1%
385,800	AmerisourceBergen Corp.	15,428,142
581,700	Amgen, Inc.*	27,432,972
611,300	Merck & Company, Inc.	23,039,897
4,266,900	Pfizer, Inc.	74,542,743
1,018,300	Watson Pharmaceuticals, Inc.*	27,667,211

		168,110,965

	Printing and Publishing — 0.2%
250,200	Gannett Company, Inc.(8)	5,421,834

	Retail — 1.6%
516,000	Home Depot, Inc. (The)	12,084,720
100,000	JC Penney Company, Inc.	3,629,000
971,600	Macy’s, Inc.	18,868,472
296,400	Office Depot, Inc.*	3,242,616

		37,824,808

	Retail: Supermarkets — 2.0%
479,350	Kroger Company (The)	13,838,835
270,525	Safeway, Inc.	7,723,489
375,000	SUPERVALU, Inc.	11,583,750
592,600	Whole Foods Market, Inc.(8)	14,038,693

		47,184,767

	Semiconductors — 1.0%
4,052,500	LSI Corp.*	24,882,350

See notes to financial statements.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 8.0%
2,550,355	AT&T, Inc.	$85,921,460
2,676,300	Motorola, Inc.	19,644,042
5,837,400	Qwest Communications International, Inc.(8)	22,940,982
1,525,518	Sprint Nextel Corp.	14,492,421
887,652	Verizon Communications, Inc.	31,422,881
492,500	Vodafone Group PLC (ADR) (United Kingdom)	14,509,050

		188,930,836

	Toys — 0.8%
1,113,500	Mattel, Inc.	19,063,120

	Transportation — 0.1%
50,000	Ryder System, Inc.	3,444,000

	Utilities — 4.0%
314,500	Ameren Corp.	13,281,335
1,107,080	American Electric Power Company, Inc.	44,537,828
200,000	Constellation Energy Group	16,420,000
105,000	Entergy Corp.	12,650,400
165,800	Wisconsin Energy Corp.	7,497,476

		94,387,039

	Total Common Stocks (Cost $2,675,896,978)	2,364,227,015

Principal

	Securities Lending Collateral — 7.6%
$179,366,896	Securities Lending Collateral Investment (Note 4) (Cost $179,366,896)	179,366,896

	Total Securities (Cost $2,855,263,874)	2,543,593,911

	Repurchase Agreements — 0.4%
10,097,212	With State Street Bank & Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $10,097,506 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 2.78%-4.36%, due 12/25/35-08/01/37, with a total value of $10,302,029) (Cost $10,097,212)	10,097,212

	Total Investments — 107.6% (Cost $2,865,361,086)	2,553,691,123
	Liabilities less other assets — (7.6)%	(180,915,668)

	Net Assets — 100.0%	$2,372,775,455

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $2,865,361,086.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$297,505,231
Gross unrealized depreciation	(609,175,194)

Net unrealized depreciation	$(311,669,963)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 94.2%
	Advertising — 2.2%
273,100	Interpublic Group of Companies, Inc. (The)*	$2,348,660
67,500	RH Donnelley Corp.*(8)	202,500

		2,551,160

	Aerospace and Defense — 2.9%
30,400	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	805,600
37,800	Northrop Grumman Corp.	2,528,820

		3,334,420

	Apparel: Manufacturing and Retail — 2.8%
119,800	Gap, Inc. (The)(8)	1,997,066
71,500	Limited Brands, Inc.	1,204,775

		3,201,841

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.4%
39,100	PACCAR, Inc.	1,635,553

	Banks and Financial Services — 18.9%
15,500	American Express Company	583,885
147,055	Bank of America Corp.	3,510,203
2,500	Capital One Financial Corp.(8)	95,025
159,400	Citigroup, Inc.	2,671,544
18,900	Comerica, Inc.	484,407
240,300	Freddie Mac(8)	3,940,920
70,100	JPMorgan Chase & Company	2,405,131
107,975	KeyCorp	1,185,566
65,900	National City Corp.	314,343
332,300	Wachovia Corp.(8)	5,160,618
235,500	Washington Mutual, Inc.(8)	1,161,015

		21,512,657

	Chemicals — 3.4%
101,800	Dow Chemical Company (The)	3,553,838
4,200	Eastman Chemical Company	289,212

		3,843,050

	Computer Equipment, Software and Services — 12.7%
241,266	CA, Inc.	5,570,832
89,000	Electronic Data Systems Corp.	2,192,960
171,100	Microsoft Corp.	4,706,961
95,800	Oracle Corp.*	2,011,800

		14,482,553

	Construction Services and Supplies — 0.9%
76,300	Centex Corp.	1,020,131

	Consumer Goods and Services — 2.3%
52,500	Philip Morris International, Inc.	2,592,975

	Electronics — 2.2%
71,050	Tyco Electronics, Ltd. (Bermuda)	2,545,011

	Insurance — 8.0%
85,200	Conseco, Inc.*	845,184
148,000	Genworth Financial, Inc. — Class A	2,635,880
32,100	MetLife, Inc.	1,693,917
27,500	Travelers Companies, Inc. (The)	1,193,500
85,600	UnumProvident Corp.	1,750,520
48,300	XL Capital, Ltd. — Class A (Cayman Islands)(8)	993,048

		9,112,049

	Manufacturing — 2.7%
77,050	Tyco International, Ltd. (Bermuda)	3,085,082

	Medical Equipment, Supplies, and Services — 1.8%
20,650	Covidien, Ltd. (Bermuda)	988,929
17,300	Johnson & Johnson	1,113,082

		2,102,011

	Oil, Coal and Gas — 5.8%
70,100	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)	5,615,711
25,700	Sunoco, Inc.	1,045,733

		6,661,444

	Pharmaceuticals/Research and Development — 11.5%
62,300	AstraZeneca PLC (ADR) (United Kingdom)	2,649,619
106,700	Bristol-Myers Squibb Company	2,190,551
56,400	Eli Lilly and Company	2,603,424
141,500	Pfizer, Inc.	2,472,005
162,800	Schering-Plough Corp.	3,205,532

		13,121,131

	Printing and Publishing — 0.1%
71,100	Idearc, Inc.(8)	167,085

	Retail — 6.3%
164,052	Home Depot, Inc. (The)	3,842,098
47,900	JC Penney Company, Inc.	1,738,291
30,100	Wal-Mart Stores, Inc.	1,691,620

		7,272,009

	Retail: Supermarkets — 1.2%
49,700	Safeway, Inc.	1,418,935

See notes to financial statements.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 1.4%
273,300	Alcatel-Lucent (ADR) (France)*	$1,650,732

	Transportation — 1.2%
17,300	FedEx Corp.	1,363,067

	Utilities — 4.5%
15,100	Entergy Corp.	1,819,248
22,500	Exelon Corp.	2,024,100
20,600	FPL Group, Inc.	1,350,948

		5,194,296

	Total Common Stocks (Cost $143,287,797)	107,867,192

	Preferred Stocks—3.8%
	Banks and Financial Services
27	National City Corp., PIPE(14)	2,575,800
369,700	Washington Mutual, Inc., Series S, 14.00%(14)	1,822,621

	Total Preferred Stocks (Cost $6,545,243)	4,398,421

Principal

	Securities Lending Collateral—12.2%
$14,023,071	Securities Lending Collateral Investment (Note 4) (Cost $14,023,071)	14,023,071

	Total Securities (Cost $163,856,111)	126,288,684

	Repurchase Agreements — 2.0%
2,296,489	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $2,296,556 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.37%, due 11/01/35, with a value of $2,342,460) (Cost $2,296,489)	2,296,489

	Total Investments — 112.2% (Cost $166,152,600)	128,585,173
	Liabilities less other assets — (12.2)%	(14,030,301)

	Net Assets — 100.0%	$114,554,872

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $166,152,600.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,487,717
Gross unrealized depreciation	(41,055,144)

Net unrealized depreciation	$(37,567,427)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

LARGE CORE
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.8%
	Aerospace and Defense — 3.1%
43,083	Boeing Company (The)	$2,831,415
44,100	L-3 Communications Holdings, Inc.	4,007,367
36,311	Lockheed Martin Corp.	3,582,443
33,800	Northrop Grumman Corp.	2,261,220
41,600	Raytheon Company	2,341,248

		15,023,693

	Agriculture — 0.9%
30,900	Archer-Daniels-Midland Company	1,042,875
17,113	Monsanto Company	2,163,768
6,900	Mosaic Company (The)*	998,430

		4,205,073

	Apparel: Manufacturing and Retail — 1.2%
14,100	Abercrombie & Fitch Company — Class A	883,788
29,300	Aeropostale, Inc.*	917,969
57,200	Coach, Inc.*	1,651,936
41,048	NIKE, Inc. — Class B	2,446,871

		5,900,564

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.6%
14,000	Autoliv, Inc.	652,680
11,000	AutoZone, Inc.*	1,331,110
38,900	TRW Automotive Holdings Corp.*	718,483

		2,702,273

	Banks and Financial Services — 8.0%
46,952	American Express Company	1,768,682
37,000	Ameriprise Financial, Inc.	1,504,790
41,200	Bank of America Corp.	983,444
58,800	Capital One Financial Corp.(8)	2,234,988
114,400	Charles Schwab Corp. (The)	2,349,776
12,400	Credicorp, Ltd. (Bermuda)	1,018,288
138,300	Fifth Third Bancorp(8)	1,407,894
24,600	Franklin Resources, Inc.	2,254,590
41,229	Goldman Sachs Group, Inc. (The)	7,210,952
146,000	JPMorgan Chase & Company	5,009,260
7,781	MasterCard, Inc. — Class A	2,066,011
12,500	Northern Trust Corp.	857,125
185,300	Regions Financial Corp.(8)	2,021,623
24,500	T Rowe Price Group, Inc.	1,383,515
58,800	TD Ameritrade Holding Corp.*	1,063,692
94,900	US Bancorp	2,646,761
77,000	Wells Fargo & Company	1,828,750
23,200	Zions Bancorp(8)	730,568

		38,340,709

	Broadcast Services/Media — 2.9%
206,727	DIRECTV Group, Inc. (The)*	5,356,297
64,400	Shaw Communications, Inc. — Class B (Canada)(8)	1,311,184
349,773	Time Warner, Inc.	5,176,640
60,300	Walt Disney Company (The)	1,881,360

		13,725,481

	Business Services and Supplies — 1.3%
57,520	Accenture, Ltd. — Class A (Bermuda)	2,342,214
80,688	Hewitt Associates, Inc. — Class A*	3,092,771
30,700	SEI Investments Company	722,064

		6,157,049

	Chemicals — 1.7%
54,831	Celanese Corp. — Series A	2,503,583
23,800	Cytec Industries, Inc.	1,298,528
50,500	Dow Chemical Company (The)	1,762,955
29,939	Lubrizol Corp. (The)	1,387,074
41,200	Methanex Corp. (Canada)	1,154,424

		8,106,564

	Computer Equipment, Software and Services — 9.3%
23,800	Apple, Inc.*	3,985,072
70,018	BMC Software, Inc.*	2,520,648
19,800	Computer Sciences Corp.*	927,432
112,500	Compuware Corp.*	1,073,250
107,100	Dell, Inc.*	2,343,348
136,310	Hewlett-Packard Company	6,026,265
66,900	International Business Machines Corp.	7,929,657
415,813	Microsoft Corp.(5)	11,439,016
107,390	Nuance Communications, Inc.*(8)	1,682,801
190,995	Oracle Corp.*	4,010,895
82,825	Western Digital Corp.*(8)	2,859,947

		44,798,331

	Construction Services and Supplies — 0.4%
17,000	Lennox International, Inc.	492,320
3,100	NVR, Inc.*(8)	1,550,248

		2,042,568

	Consumer Goods and Services — 3.3%
58,900	Altria Group, Inc.	1,210,984
26,700	Colgate-Palmolive Company	1,844,970
43,200	Herbalife, Ltd. (Cayman Islands)	1,674,000
31,500	Jarden Corp.*	574,560
17,500	Lorillard, Inc.*	1,210,300

See notes to financial statements.

LARGE CORE
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Consumer Goods and Services (continued)

55,775	Philip Morris International, Inc.	$2,754,727
104,000	Procter & Gamble Company (The)	6,324,240

		15,593,781

	Diversified Operations and Services — 0.6%
102,500	General Electric Company	2,735,725

	Electronics — 0.3%
46,659	Tyco Electronics, Ltd. (Bermuda)	1,671,325

	Environmental Waste Management and Recycling Services — 0.4%
154,694	Allied Waste Industries, Inc.*	1,952,238

	Food and Beverage — 3.5%
72,400	Coca-Cola Company (The)	3,763,352
113,900	ConAgra Foods, Inc.	2,195,992
111,500	Constellation Brands, Inc. — Class A*	2,214,390
49,900	General Mills, Inc.	3,032,423
25,609	Molson Coors Brewing Company — Class B	1,391,337
60,710	Pepsi Bottling Group, Inc. (The)	1,695,023
82,900	Sysco Corp.	2,280,579

		16,573,096

	Insurance — 6.4%
16,200	Ace, Ltd. (Cayman Islands)	892,458
20,400	Aetna, Inc.	826,812
23,554	Aflac, Inc.	1,479,191
71,700	Allstate Corp. (The)	3,268,803
52,400	American Financial Group, Inc.	1,401,700
38,400	Assurant, Inc.	2,532,864
41,300	Axis Capital Holdings, Ltd. (Bermuda)	1,231,153
61,000	Chubb Corp. (The)	2,989,610
16,200	CIGNA Corp.	573,318
34,200	Endurance Specialty Holdings, Ltd. (Bermuda)	1,053,018
2,700	Fairfax Financial Holdings, Ltd. (Canada)(8)	685,530
54,200	MetLife, Inc.	2,860,134
14,500	PartnerRe, Ltd. (Bermuda)	1,002,385
120,200	Progressive Corp. (The)	2,250,144
29,900	SAFECO Corp.	2,008,084
74,300	Travelers Companies, Inc. (The)	3,224,620
19,500	Willis Group Holdings, Ltd. (Bermuda)	611,715
83,400	WR Berkley Corp.	2,014,944

		30,906,483

	Internet Services — 2.2%
134,512	Cisco Systems, Inc.*	3,128,749
22,523	eBay, Inc.*	615,554
37,497	Expedia, Inc.*	689,195
6,544	Google, Inc. — Class A*(5)	3,444,892
26,300	Netflix, Inc.*(8)	685,641
65,600	Symantec Corp.*	1,269,360
41,887	Yahoo!, Inc.*	865,385

		10,698,776

	Leisure and Recreation — 0.3%
65,721	Royal Caribbean Cruises, Ltd. (Liberia)(8)	1,476,751

	Machinery — 2.6%
26,900	AGCO Corp.*(8)	1,409,829
45,000	Caterpillar, Inc.	3,321,900
62,413	Cummins, Inc.	4,089,300
62,204	Gardner Denver, Inc.*	3,533,187

		12,354,216

	Manufacturing — 1.2%
14,200	Dover Corp.	686,854
67,925	Parker Hannifin Corp.	4,844,411

		5,531,265

	Medical Equipment, Supplies, and Services — 5.3%
21,000	Baxter International, Inc.	1,342,740
18,309	Becton, Dickinson and Company	1,488,522
137,400	Boston Scientific Corp.*	1,688,646
45,700	Cardinal Health, Inc.	2,357,206
5,066	Intuitive Surgical, Inc.*	1,364,780
32,074	Invitrogen Corp.*	1,259,225
105,200	Johnson & Johnson	6,768,569
39,051	Kinetic Concepts, Inc.*	1,558,525
47,701	LifePoint Hospitals, Inc.*	1,349,938
34,200	McKesson Corp.	1,912,122
23,306	Medtronic, Inc.(8)	1,206,086
84,500	UnitedHealth Group, Inc.	2,218,125
17,800	WellPoint, Inc.*	848,348

		25,362,832

	Metals and Mining — 2.3%
24,300	AK Steel Holding Corp.	1,676,700
37,000	Alcoa, Inc.	1,317,940
18,600	Freeport-McMoRan Copper & Gold, Inc.	2,179,734
41,200	Nucor Corp.	3,076,404
16,400	Reliance Steel & Aluminum Company	1,264,276
14,400	Timken Company (The)	474,336
5,900	United States Steel Corp.	1,090,202

		11,079,592

See notes to financial statements.

LARGE CORE
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Oil, Coal and Gas — 17.3%
64,860	Chesapeake Energy Corp.(8)	$4,278,166
101,500	Chevron Corp.	10,061,695
25,500	Cimarex Energy Company	1,776,585
84,700	ConocoPhillips	7,994,833
28,685	ENSCO International, Inc.	2,316,027
206,600	Exxon Mobil Corp.	18,207,659
30,900	FMC Technologies, Inc.*	2,377,137
28,400	Massey Energy Company(8)	2,662,500
10,700	Murphy Oil Corp.	1,049,135
26,400	Nexen, Inc. (Canada)	1,049,400
40,770	Noble Corp. (Cayman Islands)	2,648,419
72,600	Occidental Petroleum Corp.	6,523,836
26,900	ONEOK, Inc.	1,313,527
26,700	Petro-Canada (Canada)	1,488,525
31,555	Schlumberger, Ltd. (Netherlands Antilles)	3,389,954
43,900	Spectra Energy Corp.	1,261,686
45,800	Superior Energy Services, Inc.*	2,525,412
12,948	Transocean, Inc. (Cayman Islands)*	1,973,146
50,500	Valero Energy Corp.	2,079,590
86,800	W&T Offshore, Inc.(8)	5,078,668
55,008	Williams Companies, Inc. (The)	2,217,372

		82,273,272

	Pharmaceuticals/Research and Development — 5.4%
56,900	AmerisourceBergen Corp.	2,275,431
71,893	Amgen, Inc.*	3,390,475
24,060	Cephalon, Inc.*(8)	1,604,561
20,932	Charles River Laboratories International, Inc.*	1,337,973
33,257	Express Scripts, Inc.*	2,085,879
29,200	Forest Laboratories, Inc.*	1,014,408
27,452	Gilead Sciences, Inc.*	1,453,583
85,500	Merck & Company, Inc.	3,222,495
399,300	Pfizer, Inc.	6,975,772
88,400	Schering-Plough Corp.	1,740,596
30,120	Watson Pharmaceuticals, Inc.*	818,360

		25,919,533

	Real Estate Investment Trusts — 0.3%
27,400	ProLogis(8)	1,489,190

	Retail — 2.9%
53,843	Best Buy Company, Inc.(8)	2,132,183
82,262	Big Lots, Inc.*(8)	2,569,865
29,474	GameStop Corp. — Class A*	1,190,750
69,100	Macy’s, Inc.	1,341,922
36,209	TJX Companies, Inc. (The)	1,139,497
97,293	Wal-Mart Stores, Inc.	5,467,866

		13,842,083

	Retail: Restaurants — 0.8%
17,000	Jack in the Box, Inc.*	380,970
58,400	McDonald’s Corp.	3,283,248

		3,664,218

	Retail: Supermarkets — 1.1%
152,633	Kroger Company (The)	4,406,514
33,505	Safeway, Inc.	956,568

		5,363,082

	Scientific and Technical Instruments — 0.3%
46,829	Applera Corp.	1,567,835

	Security Services — 0.3%
24,493	Brink’s Company (The)	1,602,332

	Semiconductors — 2.6%
232,131	Intel Corp.	4,986,173
185,225	LSI Corp.*(8)	1,137,282
18,974	MEMC Electronic Materials, Inc.*	1,167,660
66,025	National Semiconductor Corp.	1,356,154
95,500	QLogic Corp.*	1,393,345
92,100	Texas Instruments, Inc.	2,593,536

		12,634,150

	Telecommunications Equipment and Services — 4.3%
92,900	ADC Telecommunications, Inc.*	1,372,133
276,300	AT&T, Inc.	9,308,547
103,292	Corning, Inc.	2,380,881
26,946	Embarq Corp.	1,273,737
42,300	QUALCOMM, Inc.	1,876,851
175,900	Sprint Nextel Corp.	1,671,050
83,000	Verizon Communications, Inc.	2,938,200

		20,821,399

	Toys — 0.5%
65,500	Hasbro, Inc.	2,339,660

	Transportation — 2.0%
8,025	CH Robinson Worldwide, Inc.	440,091
42,900	CSX Corp.	2,694,549
7,400	DryShips, Inc. (Marshall Islands)(8)	593,332
47,108	Kirby Corp.*	2,261,184
16,500	Norfolk Southern Corp.	1,034,055
25,600	Ryder System, Inc.	1,763,328
13,400	Union Pacific Corp.	1,011,700

		9,798,239

	Utilities — 3.2%
65,900	AES Corp. (The)*	1,265,939
60,000	Alliant Energy Corp.	2,055,600
56,100	DTE Energy Company	2,380,884
91,326	Edison International	4,692,330

See notes to financial statements.

LARGE CORE
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

20,900	FirstEnergy Corp.	$1,720,697
45,000	Public Service Enterprise Group, Inc.	2,066,850
89,100	Sierra Pacific Resources	1,132,461

		15,314,761

	Total Common Stocks (Cost $484,691,577)	473,568,139

Principal

	Securities Lending Collateral — 7.6%
$36,530,365	Securities Lending Collateral Investment (Note 4) (Cost $36,530,365)	36,530,365

	Total Securities (Cost $521,221,942)	510,098,504

	Repurchase Agreements — 1.5%
7,298,597	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $7,298,810 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 2.83%, due 12/25/35, with a value of $1,641,809 and Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $6,067,500) (Cost $7,298,597)	7,298,597

	Total Investments — 107.9% (Cost $528,520,539)	517,397,101
	Liabilities less other assets — (7.9)%	(37,829,415)

	Net Assets — 100.0%	$479,567,686

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $528,520,539.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$30,781,999
Gross unrealized depreciation	(41,905,437)

Net unrealized depreciation	$(11,123,438)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.1%
	Advertising — 0.2%
98,964	Omnicom Group, Inc.	$4,441,504

	Aerospace and Defense — 5.7%
222,605	Boeing Company (The)	14,629,601
34,040	Gamesa Corporacion Tecnologica, SA (Spain)	1,673,213
403,362	General Dynamics Corp.	33,963,080
330,808	Lockheed Martin Corp.	32,637,517
269,688	Raytheon Company	15,178,041
152,200	United Technologies Corp.	9,390,740

		107,472,192

	Agriculture — 2.6%
50,381	Agrium, Inc. (Canada)	5,417,973
9,700	CF Industries Holdings, Inc.	1,482,160
273,721	Monsanto Company	34,609,283
10,900	Mosaic Company (The)*	1,577,230
30,100	Potash Corp. of Saskatchewan, Inc. (Canada)	6,879,957

		49,966,603

	Apparel: Manufacturing and Retail — 1.5%
40,900	Abercrombie & Fitch Company — Class A	2,563,612
141,579	American Eagle Outfitters, Inc.	1,929,722
160,900	Coach, Inc.*	4,646,792
49,300	Hanesbrands, Inc.*	1,338,002
160,600	Limited Brands, Inc.	2,706,110
247,403	NIKE, Inc. — Class B	14,747,693

		27,931,931

	Automobile: Retail — 0.1%
49,900	Copart, Inc.*	2,136,718

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.1%
97,700	Johnson Controls, Inc.	2,802,036

	Banks and Financial Services — 9.8%
18,919	American Express Company	712,679
278,475	Banco Itau Holding Financeira SA (ADR) (Brazil)	5,655,827
189,122	Charles Schwab Corp. (The)	3,884,566
8,200	CME Group, Inc.	3,142,158
211,944	Goldman Sachs Group, Inc. (The)	37,069,006
81,600	Hudson City Bancorp, Inc.	1,361,088
46,682,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	31,910,617
239,400	Invesco, Ltd. (Bermuda)	5,740,812
95,800	Janus Capital Group, Inc.	2,535,826
83,563	MasterCard, Inc. — Class A	22,187,648
32,400	Nasdaq OMX Group, Inc. (The)*	860,220
26,100	Northern Trust Corp.	1,789,677
48,600	Paychex, Inc.	1,520,208
23,300	State Street Corp.	1,490,967
61,000	T Rowe Price Group, Inc.	3,444,670
87,938	UBS AG (Switzerland)*	1,816,799
525,397	Visa, Inc. — Class A*	42,720,030
499,307	Wells Fargo & Company	11,858,541
258,400	Western Union Company	6,387,648

		186,088,987

	Broadcast Services/Media — 0.8%
41,264	Comcast Corp. — Class A	782,778
191,200	DIRECTV Group, Inc. (The)*	4,953,992
56,836	DreamWorks Animation SKG, Inc. — Class A*	1,694,281
57,200	News Corp. — Class A	860,288
158,151	Time Warner, Inc.	2,340,635
136,244	Viacom, Inc. — Class B*	4,160,892

		14,792,866

	Business Services and Supplies — 0.6%
154,255	Accenture, Ltd. — Class A (Bermuda)	6,281,264
24,000	Hewitt Associates, Inc. — Class A*	919,920
50,300	Manpower, Inc.	2,929,472
51,500	Total System Services, Inc.	1,144,330

		11,274,986

	Chemicals — 1.7%
181,942	Air Products and Chemicals, Inc.	17,986,786
36,700	Ecolab, Inc.	1,577,733
119,300	FMC Corp.	9,238,592
39,300	Sigma-Aldrich Corp.	2,116,698
18,100	Terra Industries, Inc.	893,235

		31,813,044

	Computer Equipment, Software and Services — 13.9%
152,100	Adobe Systems, Inc.*	5,991,219
376,047	Apple, Inc.*	62,965,311
42,400	Autodesk, Inc.*	1,433,544

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

86,800	Automatic Data Processing, Inc.	$3,636,920
289,000	BMC Software, Inc.*	10,404,000
1,048,062	Cadence Design Systems, Inc.*	10,585,426
88,800	Compuware Corp.*	847,152
282,000	Dell, Inc.*(8)	6,170,160
50,500	DST Systems, Inc.*(8)	2,780,025
109,886	EMC Corp.*	1,614,225
410,513	Hewlett-Packard Company	18,148,780
269,436	International Business Machines Corp.	31,936,249
1,968,067	Microsoft Corp.	54,141,523
404,933	NetApp, Inc.*	8,770,849
1,784,228	Oracle Corp.*	37,468,788
66,800	Salesforce.com, Inc.*	4,557,764

		261,451,935

	Construction Services and Supplies — 0.0%
66,700	Pulte Homes, Inc.(8)	642,321

	Consumer Goods and Services — 2.1%
151,102	Altria Group, Inc.	3,106,657
73,700	Colgate-Palmolive Company	5,092,670
132,641	Herbalife, Ltd. (Cayman Islands)	5,139,839
28,000	Kimberly-Clark Corp.	1,673,840
372,055	Philip Morris International, Inc.	18,375,797
79,172	Procter & Gamble Company (The)	4,814,449
13,000	United Parcel Service, Inc. — Class B	799,110

		39,002,362

	Containers and Packaging — 0.1%
23,800	Owens-Illinois, Inc.*	992,222

	Diversified Operations and Services — 0.3%
19,700	McDermott International, Inc. (Panama)*	1,219,233
81,000	Textron, Inc.	3,882,330

		5,101,563

	Education — 0.3%
133,300	Apollo Group, Inc. — Class A*	5,899,858

	Electronics — 1.3%
304,364	Emerson Electric Company	15,050,800
26,000	Hubbell, Inc. — Class B	1,036,620
107,000	Jabil Circuit, Inc.	1,755,870
123,093	Rockwell Collins, Inc.	5,903,540

		23,746,830

	Engineering — 1.2%
78,500	Fluor Corp.	14,607,280
112,100	Jacobs Engineering Group, Inc.*	9,046,470

		23,653,750

	Food and Beverage — 1.6%
25,000	Campbell Soup Company	836,500
276,686	Coca-Cola Company (The)	14,382,138
83,470	Hansen Natural Corp.*(8)	2,405,605
141,269	PepsiCo, Inc.	8,983,296
161,588	Sysco Corp.	4,445,286

		31,052,825

	Insurance — 0.4%
74,400	Aflac, Inc.	4,672,320
44,099	Prudential Financial, Inc.	2,634,474

		7,306,794

	Internet Services — 5.1%
10,987	Amazon.com, Inc.*	805,677
1,794,280	Cisco Systems, Inc.*	41,734,953
49,844	Ctrip.com International, Ltd. (ADR) (Cayman Islands)	2,281,858
119,585	eBay, Inc.*	3,268,258
402,000	Giant Interactive Group, Inc. (ADR) (Cayman Islands)*(8)	4,872,240
62,778	Google, Inc. — Class A*	33,047,595
160,800	Shanda Interactive Entertainment, Ltd. (ADR)(Cayman Islands)*	4,365,720
181,800	VeriSign, Inc.*	6,872,040

		97,248,341

	Leisure and Recreation — 2.0%
390,007	Las Vegas Sands Corp.*(8)	18,501,932
235,974	Wynn Resorts, Ltd.(8)	19,196,485

		37,698,417

	Machinery — 1.5%
48,200	AGCO Corp.*(8)	2,526,162
189,500	Caterpillar, Inc.	13,988,890
152,242	Cummins, Inc.	9,974,896
64,400	Manitowoc Company, Inc. (The)	2,094,932

		28,584,880

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Manufacturing — 1.0%
20,200	3M Company	$1,405,718
58,522	Honeywell International, Inc.	2,942,486
74,700	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	2,796,021
135,618	Parker Hannifin Corp.	9,672,276
17,479	Precision Castparts Corp.	1,684,451

		18,500,952

	Medical Equipment, Supplies, and Services — 2.5%
94,405	Cardinal Health, Inc.	4,869,410
69,400	Gen-Probe, Inc.*	3,295,112
91,258	Health Net, Inc.*	2,195,667
50,322	Humana, Inc.*	2,001,306
28,400	Intuitive Surgical, Inc.*	7,650,959
148,700	Invitrogen Corp.*	5,837,962
23,835	Johnson & Johnson	1,533,544
83,615	McKesson Corp.	4,674,915
71,799	Medtronic, Inc.(8)	3,715,598
77,329	Stryker Corp.	4,862,448
52,000	Techne Corp.*	4,024,280
138,767	UnitedHealth Group, Inc.	3,642,634

		48,303,835

	Metals and Mining — 2.4%
59,828	AK Steel Holding Corp.	4,128,132
115,200	Companhia Vale do Rio Doce (ADR) (Brazil)	4,126,464
132,017	Freeport-McMoRan Copper & Gold, Inc.	15,471,072
91,600	Newmont Mining Corp.	4,777,856
32,600	Nucor Corp.	2,434,242
7,600	Reliance Steel & Aluminum Company	585,884
16,000	Schnitzer Steel Industries, Inc. — Class A	1,833,600
36,617	Southern Copper Corp.(8)	3,904,471
21,400	United States Steel Corp.	3,954,292
294,500	Yamana Gold, Inc. (Canada)(8)	4,871,030

		46,087,043

	Oil, Coal and Gas — 13.8%
62,200	Anadarko Petroleum Corp.	4,655,048
15,100	Atwood Oceanics, Inc.*	1,877,534
42,800	Canadian Natural Resources, Ltd. (Canada)	4,290,700
119,100	Denbury Resources, Inc.*	4,347,150
113,954	Diamond Offshore Drilling, Inc.	15,855,560
26,500	Encore Acquisition Company*	1,992,535
42,300	ENSCO International, Inc.	3,415,302
118,693	Exxon Mobil Corp.	10,460,414
59,600	FMC Technologies, Inc.*	4,585,028
123,400	Forest Oil Corp.*	9,193,300
35,200	Hess Corp.	4,441,888
30,100	Murphy Oil Corp.	2,951,305
73,468	Noble Corp. (Cayman Islands)	4,772,481
82,800	Occidental Petroleum Corp.	7,440,408
36,700	Oil States International, Inc.*	2,328,248
32,600	Patterson-UTI Energy, Inc.	1,174,904
109,800	Peabody Energy Corp.	9,667,890
334,847	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	23,717,213
56,200	Praxair, Inc.	5,296,288
356,392	Schlumberger, Ltd. (Netherlands Antilles)	38,287,193
126,400	Smith International, Inc.	10,508,896
71,600	Southwestern Energy Company*	3,408,876
24,400	Sunoco, Inc.	992,836
43,600	Superior Energy Services, Inc.*	2,404,104
70,300	Tesoro Corp.(8)	1,389,831
375,487	Transocean, Inc. (Cayman Islands)*	57,220,463
37,800	Unit Corp.*	3,136,266
54,800	W&T Offshore, Inc.(8)	3,206,348
32,100	Weatherford International, Ltd. (Bermuda)*	1,591,839
228,602	XTO Energy, Inc.	15,661,523

		260,271,371

	Pharmaceuticals/Research and Development — 6.1%
285,591	Abbott Laboratories	15,127,755
88,588	AmerisourceBergen Corp.	3,542,634
75,040	Amylin Pharmaceuticals, Inc.*(8)	1,905,266
198,550	Bristol-Myers Squibb Company	4,076,232
147,900	Elan Corp. PLC (ADR) (Ireland)*(8)	5,257,845
394,759	Eli Lilly and Company	18,222,075
72,720	Express Scripts, Inc.*	4,560,998
328,844	Genentech, Inc.*	24,959,260
30,500	Genzyme Corp.*	2,196,610
75,308	Gilead Sciences, Inc.*	3,987,559

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

62,700	ImClone Systems, Inc.*	$2,536,842
105,000	Medco Health Solutions, Inc.*	4,956,000
619,873	Merck & Company, Inc.	23,363,013
67,900	Sepracor, Inc.*	1,352,568
24,030	Shionogi & Company, Ltd. (Japan)	474,105

		116,518,762

	Real Estate Investment Trusts — 0.1%
11,000	Essex Property Trust, Inc.	1,171,500

	Retail — 3.9%
155,700	Costco Wholesale Corp.	10,920,798
808,071	CVS Caremark Corp.	31,975,369
727,714	Lowe’s Companies, Inc.	15,100,066
75,000	Staples, Inc.	1,781,250
23,100	Target Corp.	1,073,919
43,000	Walgreen Company	1,397,930
209,136	Wal-Mart Stores, Inc.	11,753,443

		74,002,775

	Retail: Restaurants — 3.0%
1,024,500	McDonald’s Corp.	57,597,390

	Retail: Supermarkets — 0.1%
117,000	Whole Foods Market, Inc.(8)	2,771,730

	Rubber Products — 0.1%
100,900	Goodyear Tire & Rubber Company (The)*	1,799,047

	Scientific and Technical Instruments — 0.3%
128,700	PerkinElmer, Inc.	3,584,295
206,700	Teradyne, Inc.*	2,288,169

		5,872,464

	Semiconductors — 3.9%
1,009,935	Altera Corp.	20,905,655
63,400	Analog Devices, Inc.	2,014,218
55,900	Broadcom Corp. — Class A*	1,525,511
398,894	Emulex Corp.*	4,647,115
983,544	Intel Corp.	21,126,524
114,400	Intersil Corp. — Class A	2,782,208
25,300	MEMC Electronic Materials, Inc.*	1,556,962
69,700	Microchip Technology, Inc.	2,128,638
106,600	National Semiconductor Corp.	2,189,564
61,511	NVIDIA Corp.*	1,151,486
268,100	QLogic Corp.*	3,911,579
123,829	Texas Instruments, Inc.	3,487,025
225,600	Xilinx, Inc.	5,696,400

		73,122,885

	Telecommunications Equipment and Services — 4.2%
41,200	Amdocs, Ltd. (Guernsey)*	1,212,104
475,220	AT&T, Inc.	16,010,162
104,700	Brasil Telecom S.A. (ADR) (Brazil)(8)	3,345,165
303,295	China Mobile, Ltd. (ADR) (Hong Kong)	20,305,600
38,400	Ciena Corp.*	889,728
347,800	Citizens Communications Company	3,944,052
286,208	Corning, Inc.	6,597,094
32,000	Crown Castle International Corp.*	1,239,360
47,292	Nokia Oyj (ADR) (Finland)	1,158,654
25,591	Nortel Networks Corp. (Canada)*	210,358
392,227	QUALCOMM, Inc.	17,403,112
35,005	Research In Motion, Ltd. (Canada)*	4,092,085
84,100	Telephone and Data Systems, Inc.	3,975,407

		80,382,881

	Toys — 0.4%
84,802	Hasbro, Inc.	3,029,127
8,903	Nintendo Company, Ltd. (Japan)	5,022,270

		8,051,397

	Transportation — 3.0%
34,100	CH Robinson Worldwide, Inc.	1,870,044
271,457	Norfolk Southern Corp.	17,012,210
53,450	Tidewater, Inc.(8)	3,475,854
464,794	Union Pacific Corp.	35,091,947

		57,450,055

	Utilities — 0.4%
34,586	Constellation Energy Group	2,839,511
97,186	NRG Energy, Inc.*	4,169,279

		7,008,790

	Total Common Stocks (Cost $1,794,140,281)	1,860,015,842

See notes to financial statements.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Securities Lending Collateral — 4.3%
$82,275,851	Securities Lending Collateral Investment (Note 4) (Cost $82,275,851)	$82,275,851

	Total Securities (Cost $1,876,416,132)	1,942,291,693

	Repurchase Agreements — 1.6%
30,065,435	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $30,066,312 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.36%-5.09%, due 11/01/35-12/01/35, with a total value of $5,942,873 and Freddie Mac Adjustable Rate Mortgage, 2.82%, due 12/15/35, with a value of $24,724,460) (Cost $30,065,435)	30,065,435

	Total Investments — 104.0% (Cost $1,906,481,567)	1,972,357,128
	Liabilities less other assets — (4.0)%	(75,293,233)

	Net Assets — 100.0%	$1,897,063,895

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $1,906,481,567.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$196,265,543
Gross unrealized depreciation	(130,389,982)

Net unrealized appreciation	$65,875,561

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 100.3%
	Agriculture — 3.7%
21,300	Bunge, Ltd. (Bermuda)(8)	$2,293,797
47,620	Monsanto Company	6,021,073
24,070	Mosaic Company (The)*	3,482,929

		11,797,799

	Apparel: Manufacturing and Retail — 5.0%
138,340	Coach, Inc.*	3,995,259
129,870	Guess?, Inc.	4,863,631
52,250	NIKE, Inc. — Class B	3,114,623
129,640	Urban Outfitters, Inc.*	4,043,472

		16,016,985

	Banks and Financial Services — 7.8%
23,970	BlackRock, Inc.(8)	4,242,690
37,820	Goldman Sachs Group, Inc. (The)	6,614,719
238,690	Hudson City Bancorp, Inc.	3,981,349
24,000	IntercontinentalExchange, Inc.*	2,736,000
174,000	People’s United Financial, Inc.	2,714,400
87,320	T Rowe Price Group, Inc.	4,930,960

		25,220,118

	Broadcast Services/Media — 0.8%
115,000	Discovery Holding Company — Class A*	2,525,400

	Computer Equipment, Software and Services — 7.0%
73,700	Apple, Inc.*	12,340,328
190,000	EMC Corp.*	2,791,100
77,700	Salesforce.com, Inc.*(8)	5,301,471
110,800	SanDisk Corp.*	2,071,960

		22,504,859

	Construction Services and Supplies — 1.1%
7,093	NVR, Inc.*(8)	3,547,067

	Consumer Goods and Services — 1.0%
68,540	Estee Lauder Companies, Inc. (The) — Class A	3,183,683

	Containers and Packaging — 0.7%
57,150	Owens-Illinois, Inc.*	2,382,584

	Diversified Operations and Services — 1.0%
69,170	Textron, Inc.	3,315,318

	Energy Services — 1.3%
15,860	First Solar, Inc.*(8)	4,326,925

	Engineering — 1.6%
27,000	Fluor Corp.	5,024,160

	Environmental Waste Management and Recycling Services — 1.2%
74,450	Stericycle, Inc.*	3,849,065

	Food and Beverage — 0.4%
19,260	Central European Distribution Corp.*	1,428,129

	Internet Services — 14.5%
118,250	Akamai Technologies, Inc.*(8)	4,113,918
651,270	Cisco Systems, Inc.*	15,148,539
126,000	eBay, Inc.*	3,443,580
28,270	Google, Inc. — Class A*	14,881,893
38,510	Priceline.com, Inc.*(8)	4,446,365
115,170	VeriSign, Inc.*(8)	4,353,426

		46,387,721

	Machinery — 2.4%
44,500	Cummins, Inc.	2,915,640
68,850	Deere & Company	4,966,151

		7,881,791

	Manufacturing — 4.8%
68,320	AMETEK, Inc.	3,226,070
21,790	Flowserve Corp.	2,978,693
39,200	SPX Corp.	5,163,816
103,870	Tyco International, Ltd. (Bermuda)	4,158,955

		15,527,534

	Medical Equipment, Supplies, and Services — 4.3%
99,440	Baxter International, Inc.	6,358,194
28,440	Illumina, Inc.*	2,477,408
19,160	Intuitive Surgical, Inc.*	5,161,704

		13,997,306

	Oil, Coal and Gas — 5.1%
72,000	National-Oilwell Varco, Inc.*	6,387,840
96,100	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	6,806,763
33,500	Ultra Petroleum Corp. (Canada)*	3,289,700

		16,484,303

	Pharmaceuticals/Research and Development — 10.1%
70,650	Alexion Pharmaceuticals, Inc.*(8)	5,122,125
2,490	Allergan, Inc.	129,605
4,080	BioMarin Pharmaceutical, Inc.*	118,238
86,420	Charles River Laboratories International, Inc.*	5,523,966

See notes to financial statements.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

91,430	Express Scripts, Inc.*	$5,734,490
67,250	Genzyme Corp.*	4,843,345
211,430	Gilead Sciences, Inc.*	11,195,218

		32,666,987

	Retail — 5.0%
171,300	CVS Caremark Corp.	6,778,340
24,120	GameStop Corp. — Class A*	974,448
77,700	Kohl’s Corp.*	3,111,108
158,690	Lowe’s Companies, Inc.	3,292,818
88,590	Staples, Inc.	2,104,013

		16,260,727

	Scientific and Technical Instruments — 1.1%
66,500	Thermo Fisher Scientific, Inc.*	3,706,045

	Semiconductors — 10.9%
214,290	Altera Corp.	4,435,803
461,250	Applied Materials, Inc.	8,805,262
174,640	Broadcom Corp. — Class A*	4,765,926
59,460	Lam Research Corp.*	2,149,479
216,380	Marvell Technology Group, Ltd. (Bermuda)*	3,821,271
172,880	NVIDIA Corp.*	3,236,314
74,000	Varian Semiconductor Equipment Associates, Inc.*	2,576,680
200,570	Xilinx, Inc.	5,064,392

		34,855,127

	Telecommunications Equipment and Services — 7.1%
309,600	Corning, Inc.	7,136,280
25,780	Millicom International Cellular SA (Luxembourg)	2,668,230
225,490	QUALCOMM, Inc.	10,004,991
84,000	SBA Communications Corp. — Class A*	3,024,840

		22,834,341

	Toys — 1.3%
60,800	Nintendo Company, Ltd. (ADR) (Japan)	4,298,560

	Utilities — 1.1%
416,000	Dynegy, Inc. — Class A*	3,556,800

	Total Common Stocks (Cost $302,152,026)	323,579,334

Principal		Value

	Securities Lending Collateral — 8.2%
$26,436,664	Securities Lending Collateral Investment (Note 4) (Cost $26,436,664)	$26,436,664

	Total Securities (Cost $328,588,690)	350,015,998

	Repurchase Agreements — 0.3%
1,097,615	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $1,097,647 (Collateralized by Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $1,264,063) (Cost $1,097,615)	1,097,615

	Total Investments — 108.8% (Cost $329,686,305)	351,113,613
	Liabilities less other assets — (8.8)%	(28,441,784)

	Net Assets — 100.0%	$322,671,829

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $329,686,305.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$35,031,621
Gross unrealized depreciation	(13,604,313)

Net unrealized appreciation	$21,427,308

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 94.2%
	Advertising — 1.1%
142,999	Interpublic Group of Companies, Inc. (The)*	$1,229,791
196,500	Omnicom Group, Inc.	8,818,920

		10,048,711

	Aerospace and Defense — 1.5%
272,305	Goodrich Corp.	12,923,596
37,490	Spirit AeroSystems Holdings, Inc. — Class A*	719,058

		13,642,654

	Airlines — 0.3%
35,700	Alaska Air Group, Inc.*	547,638
71,701	AMR Corp.*(8)	367,109
35,455	Continental Airlines, Inc. — Class B*	358,450
60,049	Delta Air Lines, Inc.*(8)	342,279
121,900	ExpressJet Holdings, Inc.*(8)	67,045
53,867	Northwest Airlines*	358,754
25,380	UAL Corp.(8)	132,484
66,170	US Airways Group, Inc.*	165,425

		2,339,184

	Apparel: Manufacturing and Retail — 1.4%
60,100	Cato Corp. (The) — Class A	855,824
198,100	Coach, Inc.*	5,721,128
74,500	Foot Locker, Inc.	927,525
114,000	Jones Apparel Group, Inc.	1,567,500
43,740	Liz Claiborne, Inc.	618,921
16,801	Nordstrom, Inc.(8)	509,070
36,132	VF Corp.	2,571,876

		12,771,844

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 3.9%
83,200	American Axle & Manufacturing Holdings, Inc.	664,768
203,873	ArvinMeritor, Inc.(8)	2,544,335
52,900	Autoliv, Inc.	2,466,198
1,006,398	Ford Motor Company*(8)	4,840,775
79,425	General Motors Corp.(8)	913,388
191,487	Genuine Parts Company	7,598,204
65,000	Harley-Davidson, Inc.(8)	2,356,900
16,756	Johnson Controls, Inc.	480,562
9,557	Magna International, Inc. — Class A (Canada)	566,157
168,200	Oshkosh Truck Corp.(8)	3,480,058
7,700	TravelCenters of America LLC*	17,479
207,800	WABCO Holdings, Inc.	9,654,387

		35,583,211

	Banks and Financial Services — 6.8%
164,800	Advance America Cash Advance Centers, Inc.	837,184
54,600	Advanta Corp. — Class B	343,434
80,700	AmeriCredit Corp.*(8)	695,634
106,400	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	1,722,616
266,950	Bank of New York Mellon Corp.	10,098,719
96,000	CIT Group, Inc.(8)	653,760
32,700	City Holding Company	1,333,179
175,000	Colonial BancGroup, Inc. (The)(8)	773,500
109,300	Comerica, Inc.	2,801,359
75,448	Friedman, Billings, Ramsey Group, Inc. — Class A	113,172
272,800	Hudson City Bancorp, Inc.	4,550,304
185,700	Huntington Bancshares, Inc.(8)	1,071,489
352,987	Invesco, Ltd. (Bermuda)	8,464,628
125,100	KeyCorp(8)	1,373,598
661,649	People’s United Financial, Inc.	10,321,724
108,100	PNC Financial Services Group, Inc.	6,172,510
44,500	Provident Bankshares Corp.(8)	283,910
67,779	Regions Financial Corp.(8)	739,469
227,800	UnionBanCal Corp.	9,207,676

		61,557,865

	Broadcast Services/Media — 0.2%
79,800	Belo Corp.	583,338
55,300	CBS Corp. — Class B	1,077,797
166,400	Westwood One, Inc.*	206,336

		1,867,471

	Business Services and Supplies — 4.4%
132,600	Alliance Data Systems Corp.*	7,498,530
34,584	Deluxe Corp.	616,287
118,922	Dun & Bradstreet Corp.	10,422,324
169,400	Fidelity National Information Services, Inc.	6,252,554
75,400	Kelly Services, Inc. — Class A	1,457,482

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Business Services and Supplies (continued)

195,550	Manpower, Inc.	$11,388,832
85,952	Ritchie Brothers Auctioneers, Inc. (Canada)	2,331,878

		39,967,887

	Chemicals — 3.1%
92,688	Eastman Chemical Company	6,382,495
104,850	Lubrizol Corp. (The)	4,857,701
35,700	NewMarket Corp.	2,364,411
146,500	PolyOne Corp.*	1,021,105
100,329	PPG Industries, Inc.	5,755,875
83,200	Rohm and Haas Company	3,863,808
60,100	Sensient Technologies Corp.	1,692,416
57,100	Spartech Corp.	538,453
63,400	Valspar Corp. (The)	1,198,894

		27,675,158

	Computer Equipment, Software and Services — 5.1%
577,400	3Com Corp.*	1,224,088
65,681	BMC Software, Inc.*	2,364,516
278,101	Computer Sciences Corp.*	13,026,250
94,800	Electronic Arts, Inc.*	4,211,964
98,420	Electronic Data Systems Corp.	2,425,069
81,600	Lexmark International, Inc. — Class A*	2,727,888
474,350	Parametric Technology Corp.*	7,907,415
179,400	Seagate Technology (Cayman Islands)	3,431,922
122,500	Sun Microsystems, Inc.*	1,332,800
240,200	Teradata Corp.*	5,558,228
60,000	Western Digital Corp.*(8)	2,071,800

		46,281,940

	Construction Services and Supplies — 0.8%
12,260	Centex Corp.	163,916
46,732	Chicago Bridge & Iron Company NV (the Netherlands)(8)	1,860,868
19,272	DR Horton, Inc.	209,101
11,512	Insituform Technologies, Inc. — Class A*(8)	175,328
11,965	KB HOME(8)	202,567
72,300	Lennox International, Inc.	2,093,809
118,600	Masco Corp.	1,865,579
16,929	Pulte Homes, Inc.(8)	163,026
25,713	USG Corp.*(8)	760,333

		7,494,527

	Consumer Goods and Services — 1.9%
59,400	American Greetings Corp. — Class A	732,996
45,000	Black & Decker Corp. (The)(8)	2,587,950
55,900	Blyth, Inc.	672,477
62,000	Eastman Kodak Company(8)	894,660
69,800	Ethan Allen Interiors, Inc.(8)	1,717,080
75,528	Lorillard, Inc.*	5,223,516
17,158	Mohawk Industries, Inc.*(8)	1,099,828
28,600	Tupperware Brands Corp.	978,692
57,141	Whirlpool Corp.(8)	3,527,314

		17,434,513

	Containers and Packaging — 1.2%
55,500	Bemis Company, Inc.(8)	1,244,310
324,300	Pactiv Corp.*	6,884,889
77,700	Sonoco Products Company	2,404,815

		10,534,014

	Diversified Operations and Services — 1.1%
36,261	McDermott International, Inc. (Panama)*	2,244,193
167,047	Textron, Inc.	8,006,563

		10,250,756

	Electronics — 2.8%
187,000	Amphenol Corp. — Class A	8,392,559
171,300	Avnet, Inc.*	4,673,064
242,502	Celestica, Inc. (Canada)*	2,044,292
219,544	Flextronics International, Ltd. (Singapore)*	2,063,714
335,200	Sanmina-SCI Corp.*	429,056
55,600	Technitrol, Inc.	944,644
164,750	Tyco Electronics, Ltd. (Bermuda)	5,901,345
99,500	Vishay Intertechnology, Inc.*	882,565

		25,331,239

	Engineering — 0.4%
9,939	Fluor Corp.	1,849,448
9,030	Foster Wheeler, Ltd. (Bermuda)*	660,545
7,007	Jacobs Engineering Group, Inc.*	565,465
17,568	KBR, Inc.	613,299

		3,688,757

	Equipment Rental and Leasing — 0.1%
50,300	United Rentals North America, Inc.*(8)	986,383

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Food and Beverage—3.8%
63,350	Brown-Forman Corp. — Class B(8)	$4,787,360
210,500	Campbell Soup Company	7,043,329
140,600	ConAgra Foods, Inc.	2,710,768
130,200	Del Monte Foods Company	924,420
141,200	HJ Heinz Company	6,756,420
178,450	McCormick & Company, Inc.	6,363,527
95,600	Pepsi Bottling Group, Inc. (The)	2,669,152
40,689	Reddy Ice Holdings, Inc.(8)	556,626
27,900	Sanderson Farms, Inc.(8)	963,108
800	Seaboard Corp.	1,240,800

		34,015,510

	Insurance — 7.3%
33,525	Ace, Ltd. (Cayman Islands)	1,846,892
78,700	American Financial Group, Inc.	2,105,225
98,048	Aon Corp.	4,504,325
109,200	Aspen Insurance Holdings, Ltd. (Bermuda)	2,584,764
14,651	Assurant, Inc.	966,380
66,253	Axis Capital Holdings, Ltd. (Bermuda)	1,975,002
31,800	CIGNA Corp.	1,125,402
64,680	Cincinnati Financial Corp.	1,642,872
95,637	Everest Re Group, Ltd. (Bermuda)	7,623,225
142,300	Genworth Financial, Inc. — Class A	2,534,363
70,100	Horace Mann Educators Corp.	982,802
104,900	IPC Holdings, Ltd. (Bermuda)	2,785,095
213,600	Lincoln National Corp.	9,680,352
19,155	Loews Corp.	898,369
295,856	Marsh & McLennan Companies, Inc.	7,854,977
56,300	MGIC Investment Corp.(8)	343,993
92,000	Nationwide Financial Services, Inc. — Class A	4,416,920
98,727	PartnerRe, Ltd. (Bermuda)	6,824,998
41,700	Unitrin, Inc.	1,149,669
38,206	Willis Group Holdings, Ltd. (Bermuda)	1,198,522
141,573	XL Capital, Ltd. — Class A (Cayman Islands)(8)	2,910,741

		65,954,888

	Internet Services — 0.2%
58,286	McAfee, Inc.*	1,983,473

	Leisure and Recreation — 0.6%
84,595	National CineMedia, Inc.	901,783
114,562	Regal Entertainment Group — Class A(8)	1,750,507
126,835	Royal Caribbean Cruises, Ltd. (Liberia)(8)	2,849,983

		5,502,273

	Machinery — 0.9%
26,283	AGCO Corp.*(8)	1,377,492
24,304	Cummins, Inc.	1,592,398
58,852	Manitowoc Company, Inc. (The)	1,914,456
24,697	Rockwell Automation, Inc.	1,080,000
34,055	Terex Corp.*	1,749,405

		7,713,751

	Manufacturing — 5.7%
61,000	American Woodmark Corp.(8)	1,288,930
78,671	AO Smith Corp.	2,582,769
183,100	Carlisle Companies, Inc.	5,309,900
63,123	Cooper Industries, Ltd. — Class A (Bermuda)	2,493,359
39,900	Crane Company	1,537,347
63,821	Eaton Corp.	5,422,870
42,200	EnPro Industries, Inc.*	1,575,748
335,266	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	12,549,006
86,300	Leggett & Platt, Inc.(8)	1,447,251
48,800	Mueller Industries, Inc.	1,571,360
77,228	Parker Hannifin Corp.	5,507,901
91,850	Precision Castparts Corp.	8,851,585
83,400	Tredegar Corp.	1,225,980

		51,364,006

	Medical Equipment, Supplies, and Services — 2.5%
35,900	Apria Healthcare Group, Inc.*	696,101
107,250	CR Bard, Inc.	9,432,638
283,000	Hologic, Inc.*	6,169,400
31,400	Kindred Healthcare, Inc.*	903,064
14,419	McKesson Corp.	806,166
48,000	Millipore Corp.*	3,257,280
23,000	Universal Health Services, Inc. — Class B	1,454,060

		22,718,709

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Metals and Mining — 0.9%
22,864	Freeport-McMoRan Copper & Gold, Inc.	$2,679,432
63,752	Nucor Corp.	4,760,362
16,670	Timken Company (The)	549,110

		7,988,904

	Office Equipment, Supplies, and Services — 0.5%
99,900	IKON Office Solutions, Inc.	1,126,872
15,171	Pitney Bowes, Inc.(8)	517,331
173,100	Steelcase, Inc. — Class A(8)	1,736,193
104,300	Xerox Corp.	1,414,308

		4,794,704

	Oil, Coal and Gas — 11.3%
274,207	BJ Services Company	8,758,172
56,006	Cameron International Corp.*	3,099,932
22,876	Chesapeake Energy Corp.	1,508,901
32,800	Cimarex Energy Company	2,285,176
134,442	El Paso Corp.	2,922,769
77,464	Enbridge, Inc. (Canada)(8)	3,344,896
62,227	ENSCO International, Inc.	5,024,208
173,300	Equitable Resources, Inc.	11,968,098
7,822	Frontier Oil Corp.	187,024
10,967	Hess Corp.	1,383,926
50,800	Holly Corp.	1,875,536
97,200	Marathon Oil Corp.	5,041,764
23,380	Nabors Industries, Ltd. (Bermuda)*(8)	1,150,997
14,726	National-Oilwell Varco, Inc.*	1,306,491
59,256	Newfield Exploration Company*	3,866,454
153,800	ONEOK, Inc.	7,510,054
156,400	Patterson-UTI Energy, Inc.	5,636,656
52,522	Pioneer Natural Resources Company	4,111,422
229,432	Questar Corp.	16,298,849
20,060	Smith International, Inc.	1,667,788
53,320	Southwestern Energy Company*	2,538,565
88,476	Sunoco, Inc.	3,600,088
33,000	Swift Energy Company*	2,179,980
17,653	Tesoro Corp.(8)	349,000
14,999	Transocean, Inc. (Cayman Islands)*	2,285,698
4,109	Ultra Petroleum Corp. (Canada)*	403,504
65,082	Weatherford International, Ltd. (Bermuda)*	3,227,416

		103,533,364

	Paper and Forest Products — 0.5%
99,600	International Paper Company	2,320,680
76,441	MeadWestvaco Corp.	1,822,353

		4,143,033

	Pharmaceuticals/Research and Development — 1.0%
56,800	Forest Laboratories, Inc.*	1,973,232
14,192	Hospira, Inc.*	569,241
274,807	King Pharmaceuticals, Inc.*	2,877,229
271,844	Mylan, Inc.*(8)	3,281,157

		8,700,859

	Printing and Publishing — 0.4%
7,280	AH Belo Corp. — Class A	41,496
80,000	Gannett Company, Inc.(8)	1,733,600
49,800	Scholastic Corp.*	1,427,268

		3,202,364

	Real Estate Development and Services — 0.1%
24,065	St. Joe Company (The)(8)	825,911

	Real Estate Investment Trusts — 2.0%
210,000	Anthracite Capital, Inc.(8)	1,478,400
6,287	Boston Properties, Inc.	567,213
36,100	Capital Trust, Inc. — Class A(8)	693,481
46,260	Equity Residential(8)	1,770,370
97,500	Hospitality Properties Trust	2,384,850
169,400	HRPT Properties Trust	1,146,838
185,750	iStar Financial, Inc.(8)	2,453,758
128,200	Medical Properties Trust, Inc.(8)	1,297,384
47,300	National Health Investors, Inc.	1,348,523
38,998	RAIT Investment Trust(8)	289,365
40,777	Rayonier, Inc.	1,731,391
19,311	Simon Property Group, Inc.	1,735,866
90,200	Sunstone Hotel Investors, Inc.(8)	1,497,320

		18,394,759

	Retail — 3.0%
65,800	Barnes & Noble, Inc.(8)	1,634,472
48,501	Bed Bath & Beyond, Inc.*	1,362,878
31,805	Bon-Ton Stores, Inc. (The)(8)	166,022
61,000	Borders Group, Inc.(8)	366,000
280,100	Dollar Tree, Inc.*	9,156,470
131,560	Family Dollar Stores, Inc.(8)	2,623,306
210,666	JC Penney Company, Inc.	7,645,069

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail (continued)

54,179	Kohl’s Corp.*	$2,169,327
104,286	Macy’s, Inc.	2,025,234

		27,148,778

	Retail: Restaurants — 0.3%
56,700	Brinker International, Inc.	1,071,630
43,000	Darden Restaurants, Inc.	1,373,420
110,900	Ruby Tuesday, Inc.	598,860

		3,043,910

	Retail: Supermarkets — 0.5%
55,700	Kroger Company (The)	1,608,059
83,500	SUPERVALU, Inc.	2,579,315

		4,187,374

	Rubber Products — 0.2%
88,018	Goodyear Tire & Rubber Company (The)*	1,569,361

	Scientific and Technical Instruments — 0.4%
68,238	Agilent Technologies, Inc.*	2,425,179
40,100	Cymer, Inc.*(8)	1,077,888

		3,503,067

	Semiconductors — 2.3%
61,835	Intersil Corp. — Class A(8)	1,503,827
1,467,509	LSI Corp.*(8)	9,010,505
90,864	Maxim Integrated Products, Inc.	1,921,774
62,398	Microchip Technology, Inc.	1,905,635
237,220	Micron Technology, Inc.*	1,423,320
74,700	MKS Instruments, Inc.*	1,635,930
94,297	National Semiconductor Corp.	1,936,860
55,100	Novellus Systems, Inc.*	1,167,569

		20,505,420

	Telecommunications Equipment and Services — 0.7%
86,502	CenturyTel, Inc.	3,078,606
278,609	Qwest Communications International, Inc.(8)	1,094,933
183,570	Tellabs, Inc.*	853,601
109,881	Windstream Corp.	1,355,932

		6,383,072

	Tools — 0.3%
66,242	Stanley Works (The)	2,969,629

	Toys — 1.6%
93,274	Hasbro, Inc.	3,331,747
674,900	Mattel, Inc.	11,554,288

		14,886,035

	Transportation — 1.7%
31,300	Arkansas Best Corp.(8)	1,146,832
54,679	CSX Corp.	3,434,388
34,800	GATX Corp.	1,542,684
76,973	Kansas City Southern*	3,386,042
39,800	Overseas Shipholding Group, Inc.(8)	3,164,896
105,550	Pacer International, Inc.	2,270,381
57,500	YRC Worldwide, Inc.*(8)	855,025

		15,800,248

	Utilities — 9.4%
54,700	AGL Resources, Inc.	1,891,526
192,000	Allegheny Energy, Inc.	9,621,120
65,300	Alliant Energy Corp.	2,237,178
68,200	American Electric Power Company, Inc.	2,743,686
605,700	CMS Energy Corp.(8)	9,024,930
13,941	Consolidated Edison, Inc.	544,954
67,568	DTE Energy Company	2,867,586
33,106	Energy East Corp.	818,380
16,582	Mirant Corp.*(8)	649,185
151,454	NiSource, Inc.(8)	2,714,056
100,584	Pinnacle West Capital Corp.	3,094,970
290,000	PPL Corp.	15,158,300
24,800	Progress Energy, Inc.	1,037,384
135,900	Puget Energy, Inc.(8)	3,260,241
56,300	SCANA Corp.	2,083,100
272,957	Sempra Energy(8)	15,408,422
65,100	TECO Energy, Inc.	1,398,999
86,300	Westar Energy, Inc.	1,856,313
135,600	Wisconsin Energy Corp.	6,131,832
179,800	Xcel Energy, Inc.	3,608,586

		86,150,748

	Total Common Stocks (Cost $965,949,097)	854,440,264

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $389,517)	248,176

See notes to financial statements.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value

	Securities Lending Collateral — 12.0%
$108,833,998	Securities Lending Collateral Investment (Note 4) (Cost $108,833,998)	$108,833,998

	Total Securities (Cost $1,075,172,612)	963,522,438

	Repurchase Agreements — 5.4%
48,787,633	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $48,789,056 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 2.83%-5.09%, due 11/01/35-12/25/35, with a total value of $49,768,488) (Cost $48,787,633)	48,787,633

	Total Investments — 111.6% (Cost $1,123,960,245)	1,012,310,071
	Liabilities less other assets — (11.6)%	(105,246,910)

	Net Assets — 100.0%	$907,063,161

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $1,123,960,245.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$57,797,503
Gross unrealized depreciation	(169,447,677)

Net unrealized depreciation	$(111,650,174)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.5%
	Advertising — 1.3%
549,000	Interpublic Group of Companies, Inc. (The)*	$4,721,400

	Apparel: Manufacturing and Retail — 4.1%
255,935	Urban Outfitters, Inc.*(8)	7,982,613
157,000	Warnaco Group, Inc. (The)*	6,918,990

		14,901,603

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 3.0%
152,000	Advance Auto Parts, Inc.	5,902,160
117,270	BorgWarner, Inc.(8)	5,204,443

		11,106,603

	Banks and Financial Services — 4.6%
28,205	BlackRock, Inc.(8)	4,992,285
354,170	Hudson City Bancorp, Inc.	5,907,556
85,000	Northern Trust Corp.	5,828,450

		16,728,291

	Broadcast Services/Media — 1.7%
158,150	Dolby Laboratories, Inc. — Class A*	6,373,445

	Business Services and Supplies — 1.8%
96,257	FTI Consulting, Inc.*(8)	6,589,754

	Chemicals — 1.0%
81,000	Celanese Corp. — Series A	3,698,460

	Commercial Services — 2.8%
305,735	Quanta Services, Inc.*(8)	10,171,803

	Computer Equipment, Software and Services — 6.6%
322,345	Activision, Inc.	10,982,294
141,000	Cognizant Technology Solutions Corp. — Class A*	4,583,910
129,045	Salesforce.com, Inc.*(8)	8,804,740

		24,370,944

	Consumer Goods and Services — 4.0%
129,360	Church & Dwight Company, Inc.	7,289,436
211,000	Tupperware Brands Corp.	7,220,420

		14,509,856

	Containers and Packaging — 3.4%
140,000	Ball Corp.	6,683,600
140,210	Owens-Illinois, Inc.*	5,845,355

		12,528,955

	Diversified Operations and Services — 1.2%
71,095	McDermott International, Inc. (Panama)*	4,400,070

	Energy Services — 1.2%
16,255	First Solar, Inc.*(8)	4,434,689

	Environmental Waste Management and Recycling Services — 2.3%
159,835	Stericycle, Inc.*	8,263,470

	Food and Beverage — 2.8%
191,815	Molson Coors Brewing Company — Class B	10,421,309

	Insurance — 1.5%
82,820	Assurant, Inc.	5,462,807

	Internet Services — 4.4%
51,000	Equinix, Inc.*(8)	4,550,220
231,000	F5 Networks, Inc.*	6,565,020
128,000	VeriSign, Inc.*	4,838,400

		15,953,640

	Machinery — 4.3%
110,000	Cummins, Inc.	7,207,200
110,750	Joy Global, Inc.	8,398,173

		15,605,373

	Manufacturing — 4.6%
114,000	AMETEK, Inc.	5,383,080
87,718	SPX Corp.	11,555,092

		16,938,172

	Medical Equipment, Supplies, and Services — 4.7%
78,000	Edwards Lifesciences Corp.*	4,839,120
27,785	Intuitive Surgical, Inc.*	7,485,278
101,460	Varian Medical Systems, Inc.*	5,260,701

		17,585,099

	Oil, Coal and Gas — 16.5%
53,000	Arch Coal, Inc.	3,976,590
111,000	Cabot Oil & Gas Corp.	7,518,030
174,995	Cameron International Corp.*	9,685,972
98,693	EXCO Resources, Inc.*	3,642,759
139,000	Nabors Industries, Ltd. (Bermuda)*	6,842,970
129,135	Noble Corp. (Cayman Islands)	8,388,610
136,000	Petrohawk Energy Corp.*	6,298,160
87,000	Rowan Companies, Inc.(8)	4,067,250
99,435	SandRidge Energy, Inc.*	6,421,512

See notes to financial statements.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

84,480	Southwestern Energy Company*	$4,022,093

		60,863,946

	Pharmaceuticals/Research and Development — 3.1%
83,000	Barr Pharmaceuticals, Inc.*	3,741,640
147,925	BioMarin Pharmaceutical, Inc.*	4,286,867
52,910	Express Scripts, Inc.*	3,318,515

		11,347,022

	Retail: Restaurants — 2.9%
243,691	Burger King Holdings, Inc.	6,528,482
87,000	Panera Bread Company — Class A*(8)	4,024,620

		10,553,102

	Scientific and Technical Instruments — 2.0%
37,090	Mettler-Toledo International, Inc.*	3,518,357
66,635	Thermo Fisher Scientific, Inc.*	3,713,569

		7,231,926

	Semiconductors — 3.7%
570,000	Marvell Technology Group, Ltd. (Bermuda)*	10,066,200
111,000	Microchip Technology, Inc.(8)	3,389,940

		13,456,140

	Telecommunications Equipment and Services — 2.1%
178,826	American Tower Corp. — Class A*	7,555,399

	Toys — 2.0%
206,000	Hasbro, Inc.	7,358,320

	Transportation — 2.9%
77,000	CSX Corp.	4,836,370
175,000	JB Hunt Transport Services, Inc.(8)	5,824,000

		10,660,370

	Total Common Stocks (Cost $319,302,208)	353,791,968

Principal

	Securities Lending Collateral — 11.0%
$40,244,756	Securities Lending Collateral Investment (Note 4) (Cost $40,244,756)	40,244,756

	Total Securities (Cost $359,546,964)	394,036,724

	Repurchase Agreements — 4.3%
15,758,106	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $15,758,566 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 2.78%-2.88%, due 08/25/36-10/25/36, with a total value of $7,175,828 and various Freddie Mac Adjustable Rate Mortgages, 2.77%-5.82%, due 08/15/36-10/01/36, with a total value of $8,900,513) (Cost $15,758,106)	15,758,106

	Total Investments — 111.8% (Cost $375,305,070)	409,794,830
	Liabilities less other assets — (11.8)%	(43,389,714)

	Net Assets — 100.0%	$366,405,116

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $375,305,070.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$46,620,403
Gross unrealized depreciation	(12,130,643)

Net unrealized appreciation	$34,489,760

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.4%
	Advertising — 1.5%
89,689	Getty Images, Inc.*	$3,043,148
43,400	RH Donnelley Corp.*(8)	130,200

		3,173,348

	Aerospace and Defense — 1.2%
11,900	AAR Corp.*	161,007
93,730	Ducommun, Inc.*	2,152,041
8,500	Kaman Corp.	193,460

		2,506,508

	Agriculture — 0.4%
5,600	CF Industries Holdings, Inc.	855,680

	Airlines — 0.2%
23,700	Republic Airways Holdings, Inc.*	205,242
12,400	SkyWest, Inc.	156,860

		362,102

	Apparel: Manufacturing and Retail — 2.5%
48,000	Collective Brands, Inc.*	558,240
14,300	Genesco, Inc.*	441,441
130,762	Jos A Bank Clothiers, Inc.*(8)	3,497,884
59,100	Talbots, Inc. (The)(8)	684,969

		5,182,534

	Automobile: Retail — 0.5%
43,563	Asbury Automotive Group, Inc.	559,785
42,900	Sonic Automotive, Inc. — Class A	552,981

		1,112,766

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 3.5%
61,911	BorgWarner, Inc.	2,747,611
23,300	Lear Corp.*	330,394
63,992	Oshkosh Truck Corp.(8)	1,323,994
11,300	Polaris Industries, Inc.(8)	456,294
319,626	Spartan Motors, Inc.(8)	2,387,606
8,400	Tenneco, Inc.*	113,652

		7,359,551

	Banks and Financial Services — 13.0%
230,048	Brookline Bancorp, Inc.	2,196,958
136,745	Calamos Asset Management, Inc. — Class A	2,328,767
9,300	Cathay General Bancorp(8)	101,091
18,800	City Bank(8)	161,680
7,400	Columbia Banking System, Inc.	143,042
20,100	Community Trust Bancorp, Inc.	527,826
40,800	FNB Corp.	480,624
18,000	First Busey Corp.(8)	237,960
309,755	First Commonwealth Financial Corp.(8)	2,890,014
56,500	First Financial Bancorp(8)	519,800
29,100	First Merchants Corp.	528,165
28,300	FirstMerit Corp.	461,573
55,300	Flagstar Bancorp, Inc.(8)	166,453
19,600	Greene Bancshares, Inc.(8)	274,792
8,100	Hancock Holding Company(8)	318,249
41,600	Lakeland Bancorp, Inc.	506,688
9,125	National Financial Partners Corp.(8)	180,858
23,100	Old Second Bancorp, Inc.(8)	268,422
30,800	Oriental Financial Group, Inc. — Puerto Rico	439,208
25,800	Pacific Capital Bancorp(8)	355,524
7,600	Park National Corp.(8)	409,640
25,200	Prosperity Bancshares, Inc.	673,596
31,000	Provident Bankshares Corp.	197,780
19,500	S&T Bancorp, Inc.(8)	566,670
120,939	Sandy Spring Bancorp, Inc.(8)	2,005,169
10,815	Southside Bancshares, Inc.(8)	199,429
38,900	Sterling Bancorp — New York	464,855
40,200	Susquehanna Bancshares, Inc.	550,338
174,268	SWS Group, Inc.	2,894,590
28,100	Texas Capital Bancshares, Inc.*	449,600
17,600	Trustmark Corp.(8)	310,640
15,182	UMB Financial Corp.	778,381
112,711	Washington Federal, Inc.	2,040,069
12,300	Westamerica Bancorp(8)	646,857
105,696	Whitney Holding Corp.	1,934,237
6,000	WSFS Financial Corp.	267,600

		27,477,145

	Broadcast Services/Media — 0.5%
59,700	Entercom Communications Corp. — Class A(8)	419,094
76,200	Sinclair Broadcast Group, Inc. — Class A(8)	579,120

		998,214

	Business Services and Supplies — 0.5%
17,300	Deluxe Corp.	308,286
4,900	MAXIMUS, Inc.(8)	170,618
63,000	MPS Group, Inc.*	669,690

		1,148,594

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Chemicals — 1.3%
34,000	A Schulman, Inc.	$783,020
7,500	Compass Minerals International, Inc.	604,200
18,800	Ferro Corp.	352,688
6,600	Minerals Technologies, Inc.	419,694
4,000	Olin Corp.	104,720
8,200	OM Group, Inc.*	268,878
38,700	PolyOne Corp.*	269,739

		2,802,939

	Commercial Services — 0.3%
9,700	Providence Service Corp.*	204,767
10,200	TNS, Inc.*	244,392
14,200	Volt Information Sciences, Inc.*	169,122

		618,281

	Computer Equipment, Software and Services — 4.6%
26,413	Black Box Corp.	718,169
15,574	CACI International, Inc. — Class A*	712,822
16,500	Checkpoint Systems, Inc.*	344,520
79,800	CIBER, Inc.*	495,558
217,283	Digi International, Inc.*	1,705,672
17,100	Imation Corp.	391,932
61,500	Insight Enterprises, Inc.*	721,395
17,100	Jack Henry & Associates, Inc.	370,044
81,607	MTS Systems Corp.	2,928,059
94,300	Silicon Storage Technology, Inc.*	261,211
23,193	Sybase, Inc.*(8)	682,338
11,800	SYNNEX Corp.*	296,062

		9,627,782

	Construction Services and Supplies — 1.8%
62,200	Comfort Systems USA, Inc.	835,968
13,600	Perini Corp.*	449,480
86,168	Universal Forest Products, Inc.	2,581,593

		3,867,041

	Consumer Goods and Services — 2.0%
23,900	American Greetings Corp. — Class A	294,926
25,532	G & K Services, Inc. — Class A	777,705
167,834	Helen Of Troy, Ltd. (Bermuda)*	2,705,484
12,200	Hooker Furniture Corp.	211,304
6,525	Regis Corp.	171,934

		4,161,353

	Diversified Operations and Services — 1.3%
56,615	ESCO Technologies, Inc.*(8)	2,656,376

	Electronics — 1.2%
20,200	Advanced Energy Industries, Inc.*	276,740
47,400	Applied Micro Circuits Corp.*	405,744
21,600	Benchmark Electronics, Inc.*	352,944
46,469	CTS Corp.	467,013
11,700	Multi-Fineline Electronix, Inc.*(8)	323,739
5,600	Rogers Corp.*	210,504
427,900	Sanmina-SCI Corp.*	547,712

		2,584,396

	Engineering — 1.7%
125,968	EMCOR Group, Inc.*	3,593,867

	Environmental Waste Management and Recycling Services — 0.2%
6,100	Casella Waste Systems, Inc.*	74,359
53,100	Waste Services, Inc.*	373,824

		448,183

	Equipment Rental and Leasing — 0.1%
6,000	AMERCO*(8)	286,080

	Food and Beverage — 1.1%
25,600	Chiquita Brands International, Inc.*(8)	388,352
21,500	Fresh Del Monte Produce, Inc. (Cayman Islands)*	506,755
29,100	Hain Celestial Group, Inc. (The)*	683,268
13,889	Ralcorp Holdings, Inc.*(8)	686,672

		2,265,047

	Funeral Services — 1.1%
244,402	Service Corp. International	2,409,804

	Insurance — 4.6%
12,514	American Physicians Capital, Inc.	606,178
29,237	Aspen Insurance Holdings, Ltd. (Bermuda)	692,040
7,000	Assured Guaranty, Ltd. (Bermuda)(8)	125,930
26,331	Delphi Financial Group, Inc. — Class A	609,299
21,259	FBL Financial Group, Inc. — Class A	422,629
16,600	Harleysville Group, Inc.	561,578
9,900	IPC Holdings, Ltd. (Bermuda)	262,845
44,200	Meadowbrook Insurance Group, Inc.	234,260

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

34,211	Montpelier Re Holdings, Ltd. (Bermuda)(8)	$504,612
6,300	Navigators Group, Inc. (The)*	340,515
20,637	Platinum Underwriters Holdings, Ltd. (Bermuda)	672,973
65,175	RLI Corp.	3,224,208
28,000	Selective Insurance Group, Inc.	525,280
27,100	Universal American Financial Corp.*	276,962
18,939	Zenith National Insurance Corp.	665,895

		9,725,204

	Internet Services — 0.6%
40,200	InfoSpace, Inc.	334,866
52,700	Ixia*	366,265
51,845	Vignette Corp.*	622,140

		1,323,271

	Leisure and Recreation — 1.3%
60,500	Isle of Capri Casinos, Inc.*(8)	289,795
164,820	Marcus Corp. (The)	2,464,059

		2,753,854

	Machinery — 3.0%
113,903	Applied Industrial Technologies, Inc.	2,753,036
55,594	Cascade Corp.(8)	2,352,738
18,700	Robbins & Myers, Inc.	932,569
9,500	Tecumseh Products Company — Class A*	311,410

		6,349,753

	Manufacturing — 4.4%
16,180	Acuity Brands, Inc.	777,934
62,199	CIRCOR International, Inc.	3,047,130
11,800	Coherent, Inc.*	352,702
16,827	EnPro Industries, Inc.*	628,320
14,500	Furniture Brands International, Inc.	193,720
33,871	Gibraltar Industries, Inc.	540,920
24,500	Mueller Industries, Inc.	788,900
32,400	Tredegar Corp.	476,280
101,637	Watts Water Technologies, Inc.(8)	2,530,761

		9,336,667

	Medical Equipment, Supplies, and Services — 4.8%
17,023	AMERIGROUP Corp.*	354,078
19,300	Cross Country Healthcare, Inc.*	278,113
16,400	Invacare Corp.	335,216
13,858	Landauer, Inc.	779,374
72,121	Magellan Health Services, Inc.*	2,670,641
59,130	Owens & Minor, Inc.	2,701,649
14,200	STERIS Corp.	408,392
159,813	Syneron Medical, Ltd. (Israel)*(8)	2,627,326

		10,154,789

	Metals and Mining — 0.8%
5,400	Century Aluminum Company*	359,046
9,200	Schnitzer Steel Industries, Inc. — Class A	1,054,320
14,800	Worthington Industries, Inc.(8)	303,400

		1,716,766

	Oil, Coal and Gas — 9.0%
33,800	Allis-Chalmers Energy, Inc.*(8)	601,640
20,600	Alon USA Energy, Inc.(8)	246,376
13,500	Berry Petroleum Company — Class A	794,880
8,900	Bill Barrett Corp.*(8)	528,749
16,400	Callon Petroleum Company*	448,704
80,035	Frontier Oil Corp.	1,913,637
53,139	Holly Corp.	1,961,892
51,469	National Fuel Gas Company	3,061,376
53,210	Penn Virginia Corp.	4,013,097
4,100	Petrohawk Energy Corp.*	189,871
7,900	Stone Energy Corp.*	520,689
16,500	Swift Energy Company*	1,089,990
13,800	Union Drilling, Inc.*	299,184
34,300	VAALCO Energy, Inc.*	290,521
137,588	World Fuel Services Corp.	3,018,681

		18,979,287

	Paper and Forest Products — 0.5%
74,463	Buckeye Technologies, Inc.*	629,957
12,800	Glatfelter	172,928
13,700	Schweitzer-Mauduit International, Inc.	230,845

		1,033,730

	Pharmaceuticals/Research and Development — 4.1%
31,900	Applera Corp. — Celera Group	362,384
72,026	Exponent, Inc.*	2,262,337
31,400	Isis Pharmaceuticals, Inc.*(8)	427,982
178,440	Mannatech, Inc.(8)	970,714

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

69,445	Perrigo Company	$2,206,268
55,826	West Pharmaceutical Services, Inc.	2,416,148

		8,645,833

	Real Estate Investment Trusts — 7.2%
36,400	Anworth Mortgage Asset Corp.(8)	236,964
89,098	Ashford Hospitality Trust	411,633
6,800	Capital Trust, Inc. — Class A(8)	130,628
44,900	CapLease, Inc.(8)	336,301
15,624	Entertainment Properties Trust(8)	772,451
20,722	First Industrial Realty Trust, Inc.(8)	569,233
10,300	Gramercy Capital Corp.(8)	119,377
104,117	Healthcare Realty Trust, Inc.(8)	2,474,861
50,103	Hersha Hospitality Trust	378,278
3,300	Highwoods Properties, Inc.	103,686
25,147	LaSalle Hotel Properties	631,944
46,600	Lexington Realty Trust(8)	635,158
109,471	National Retail Properties, Inc.(8)	2,287,944
24,000	Pennsylvania Real Estate Investment Trust	555,360
59,867	Rayonier, Inc.	2,541,953
19,344	Realty Income Corp.(8)	440,269
8,000	Senior Housing Properties Trust	156,240
45,606	Sovran Self Storage, Inc.(8)	1,895,385
29,878	Sunstone Hotel Investors, Inc.(8)	495,975

		15,173,640

	Registered Investment Companies — 0.1%
35,200	MCG Capital Corp.(8)	140,096

	Retail — 2.0%
185,300	Blockbuster, Inc. — Class A*(8)	463,250
31,439	Casey’s General Stores, Inc.	728,442
205,438	EZCORP, Inc. — Class A*	2,619,334
17,300	Movado Group, Inc.	342,540

		4,153,566

	Retail: Restaurants — 0.7%
18,000	Bob Evans Farms, Inc.	514,800
24,200	CBRL Group, Inc.(8)	593,142
20,786	Jack in the Box, Inc.*	465,814

		1,573,756

	Retail: Supermarkets — 1.8%
24,700	Ruddick Corp.	847,457
89,531	Weis Markets, Inc.	2,907,072

		3,754,529

	Scientific and Technical Instruments — 0.3%
14,062	Varian, Inc.*	718,006

	Semiconductors — 2.1%
10,700	Actel Corp.*	180,295
44,500	Amkor Technology, Inc.*	463,245
193,424	OmniVision Technologies, Inc.*(8)	2,338,496
47,100	Silicon Image, Inc.*	341,475
131,000	TriQuint Semiconductor, Inc.*	793,860
26,100	Veeco Instruments, Inc.*	419,688

		4,537,059

	Sporting Goods and Equipment — 0.2%
30,600	Callaway Golf Company	361,998

	Telecommunications Equipment and Services — 1.1%
20,932	Atlantic Tele-Network, Inc.	575,839
112,900	Cincinnati Bell, Inc.*	449,342
10,600	Consolidated Communications Holdings, Inc.	157,834
79,900	Powerwave Technologies, Inc.*	339,575
27,100	Premiere Global Services, Inc.*	395,118
101,900	RF Micro Devices, Inc.*	295,510
3,300	SeaChange International, Inc.*	23,628
10,200	tw Telecom, Inc.*	163,506

		2,400,352

	Transportation — 3.5%
105,584	Arkansas Best Corp.(8)	3,868,597
11,955	Pacer International, Inc.	257,152
49,252	Tidewater, Inc.(8)	3,202,858
8,300	Werner Enterprises, Inc.(8)	154,214

		7,482,821

	Utilities — 3.8%
72,976	American States Water Company	2,549,781
24,100	Avista Corp.	517,186
20,400	California Water Service Group(8)	668,508
19,000	CH Energy Group, Inc.	675,830

See notes to financial statements.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

21,300	Laclede Group, Inc. (The)	$859,881
96,797	UIL Holdings Corp.	2,846,800

		8,117,986

	Total Common Stocks (Cost $219,949,371)	203,930,554

Principal

	Securities Lending Collateral — 22.9%
$48,398,974	Securities Lending Collateral Investment (Note 4) (Cost $48,398,974)	48,398,974

	Total Securities (Cost $268,348,345)	252,329,528

	Repurchase Agreements — 3.2%
6,762,889	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $6,763,086 (Collateralized by Federal Home Loan Bank, 2.56%, due 11/19/08, with a value of $6,573,125, and Freddie Mac Adjustable Rate Mortgage, 2.86%, due 12/15/35, with a value of $535,499) (Cost $6,762,889)	6,762,889

	Total Investments — 122.5% (Cost $275,111,234)	259,092,417
	Liabilities less other assets — (22.5)%	(47,652,152)

	Net Assets — 100.0%	$211,440,265

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $275,111,234.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$14,025,876
Gross unrealized depreciation	(30,044,693)

Net unrealized depreciation	$(16,018,817)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.5%
	Aerospace and Defense — 0.5%
84,610	BE Aerospace, Inc.*	$1,970,567
35,270	HEICO Corp.(8)	1,147,686

		3,118,253

	Agriculture — 0.2%
4,600	Intrepid Potash, Inc.*	302,588
25,100	Titan Machinery, Inc.*	786,132

		1,088,720

	Airlines — 0.5%
398,020	AirTran Holdings, Inc.*(8)	811,961
5,800	Continental Airlines, Inc. — Class B*	58,638
121,600	Hawaiian Holdings, Inc.*	845,120
18,900	Republic Airways Holdings, Inc.*	163,674
94,500	SkyWest, Inc.	1,195,425

		3,074,818

	Apparel: Manufacturing and Retail — 3.9%
104,920	Aeropostale, Inc.*	3,287,144
243,741	Cato Corp. (The) — Class A	3,470,872
1,500	Cherokee, Inc.(8)	30,225
178,900	Chico’s FAS, Inc.*	960,693
229,500	Crocs, Inc.*(8)	1,838,295
3,200	Deckers Outdoor Corp.*	445,440
11,900	Fossil, Inc.*	345,933
5,900	Genesco, Inc.*	182,133
15,800	Guess?, Inc.	591,710
1,300	Gymboree Corp. (The)*	52,091
16,500	Heelys, Inc.*(8)	66,990
44,800	J Crew Group, Inc.*	1,478,848
47,213	Jos A Bank Clothiers, Inc.*(8)	1,262,948
18,700	Lululemon Athletica, Inc. (Canada)*(8)	543,422
4,200	Maidenform Brands, Inc.*	56,700
28,500	Phillips-Van Heusen Corp.	1,043,670
382,450	Quiksilver, Inc.*	3,755,659
344,458	Stage Stores, Inc.	4,019,824
50,200	Talbots, Inc. (The)	581,818
15,930	True Religion Apparel, Inc.*(8)	424,535
37,200	Urban Outfitters, Inc.*	1,160,268
18,700	Wolverine World Wide, Inc.	498,729

		26,097,947

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
59,800	ATC Technology Corp.*	1,392,144
11,800	Lear Corp.*	167,324
5,700	Midas, Inc.*	76,950
213,174	Modine Manufacturing Company	2,636,962
14,400	Monaco Coach Corp.	43,776
27,800	Polaris Industries, Inc.(8)	1,122,564
9,400	Standard Motor Products, Inc.	76,704
49,500	Superior Industries International, Inc.(8)	835,560
41,400	Wabash National Corp.	312,984

		6,664,968

	Banks and Financial Services — 8.4%
16,200	1st Source Corp.	260,820
17,700	Advance America Cash Advance Centers, Inc.	89,916
14,150	Affiliated Managers Group, Inc.*	1,274,349
14,900	Ameris Bancorp	129,630
2,600	Arrow Financial Corp.	47,138
196,410	Asset Acceptance Capital Corp.(8)	2,400,130
98,047	ASTA Funding, Inc.(8)	888,306
12,600	BancFirst Corp.	539,280
8,400	Bank of Granite Corp.	59,724
5,900	BankFinancial Corp.	76,759
4,800	Berkshire Hills Bancorp, Inc.	113,520
47,300	BGC Partners, Inc. — Class A*	357,115
150,600	Blackstone Group LP (The)	2,742,426
6,400	Camden National Corp.	148,992
2,200	Capital Southwest Corp.(8)	229,306
124,425	Cardtronics, Inc.*(8)	1,103,650
59,900	Central Pacific Financial Corp.	638,534
2,200	Chemical Financial Corp.(8)	44,880
22,000	City Bank(8)	189,200
15,200	City Holding Company	619,704
57,800	Community Bank System, Inc.(8)	1,191,836
16,100	Community Trust Bancorp, Inc.	422,786
73,800	Corus Bankshares, Inc.(8)	307,008
77,426	Credit Acceptance Corp.*(8)	1,979,009
57,600	Dime Community Bancshares	950,976
10,200	Doral Financial Corp. — Puerto Rico*	138,108

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

73,300	East West Bancorp, Inc.	$517,498
27,600	Encore Capital Group, Inc.*	243,708
7,600	ESSA Bancorp, Inc.	95,152
25,060	FCStone Group, Inc.*	699,926
99,682	Financial Federal Corp.	2,189,017
3,900	Financial Institutions, Inc.	62,634
27,700	First BanCorp — Puerto Rico	175,618
4,300	First Citizens Bancshares, Inc. — Class A	599,807
28,200	First Commonwealth Financial Corp.(8)	263,106
1,500	First Community Bancshares, Inc.(8)	42,300
72,800	First Financial Bancorp(8)	669,760
29,900	First Financial Bankshares, Inc.(8)	1,369,719
5,600	First Financial Corp.	171,416
9,600	First Financial Holdings, Inc.	164,928
2,200	First Merchants Corp.	39,930
45,395	First Midwest Bancorp, Inc.(8)	846,617
41,700	First Niagara Financial Group, Inc.	536,262
6,800	First Place Financial Corp.	63,920
5,000	FNB Corp.(8)	58,900
48,900	Frontier Financial Corp.(8)	416,628
90,100	GFI Group, Inc.	811,801
19,000	Global Cash Access Holdings, Inc.*	130,340
11,100	Great Southern Bancorp, Inc.(8)	90,132
19,100	Greenhill & Company, Inc.(8)	1,028,726
16,000	Hancock Holding Company(8)	628,640
15,300	Home Bancshares, Inc.(8)	343,944
18,100	Horizon Financial Corp.(8)	112,944
5,600	Imperial Capital Bancorp, Inc.	32,088
19,800	Independent Bank Corp. — Massachusetts	472,032
6,200	Integra Bank Corp.	48,546
111,006	International Bancshares Corp.	2,372,198
46,050	Investment Technology Group, Inc.*	1,540,833
155,100	Knight Capital Group, Inc. — Class A*	2,788,697
61,400	LaBranche & Company, Inc.*	434,712
14,700	Lakeland Bancorp, Inc.(8)	179,046
3,000	Lakeland Financial Corp.	57,240
66,831	MB Financial, Inc.(8)	1,501,693
9,800	Medallion Financial Corp.	92,316
1,500	Morningstar, Inc.*	108,045
3,400	NBT Bancorp, Inc.	70,074
78,355	NewAlliance Bancshares, Inc.	977,870
5,400	NewStar Financial, Inc.*	31,914
10,100	OceanFirst Financial Corp.	182,305
71,000	Och-Ziff Capital Management Group — Class A(8)	1,349,710
6,500	Old National Bancorp(8)	92,690
2,000	optionsXpress Holdings, Inc.	44,680
10,900	Oritani Financial Corp.*(8)	174,400
700	Park National Corp.(8)	37,730
8,000	People’s Bancorp, Inc.	151,840
30,700	People’s United Financial, Inc.	478,920
17,100	PHH Corp.*	262,485
5,900	Preferred Bank — Los Angeles, California(8)	30,562
8,100	PRG-Schultz International, Inc.*	76,221
4,400	Royal Bancshares of Pennsylvania, Inc. — Class A	41,404
22,400	S&T Bancorp, Inc.(8)	650,944
7,910	SCBT Financial Corp.	225,910
8,800	Simmons First National Corp. — Class A	246,136
9,600	Sterling Bancorp — New York	114,720
9,000	Sterling Bancshares, Inc. — Texas	81,810
15,000	Suffolk Bancorp(8)	440,700
14,890	Sun Bancorp, Inc. — New Jersey*	151,134
16,100	SVB Financial Group*	774,571
7,100	SWS Group, Inc.	117,931
9,300	SY Bancorp, Inc.(8)	198,648
29,200	TrustCo Bank Corp. NY(8)	216,664
57,300	Trustmark Corp.(8)	1,011,345
258,700	UCBH Holdings, Inc.(8)	582,075
13,600	UMB Financial Corp.	697,272
4,600	Union Bankshares Corp.	68,494
31,000	United Bankshares, Inc.	711,450
3,000	Univest Corp. of Pennsylvania(8)	59,580
12,300	Waddell & Reed Financial, Inc. — Class A	430,623
5,600	Washington Federal, Inc.	101,360
10,700	Washington Trust Bancorp, Inc.	210,790
126,400	Webster Financial Corp.	2,351,040
23,200	WesBanco, Inc.	397,880

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

3,400	West Bancorp	$29,580
39,926	Westamerica Bancorp(8)	2,099,708
12,500	WSFS Financial Corp.	557,500
31,500	Zions Bancorp	991,935

		56,466,526

	Broadcast Services/Media — 0.7%
63,300	China Digital TV Holding Company, Ltd. (ADR) (Cayman Islands)*	880,503
77,640	DG Fastchannel, Inc.*(8)	1,339,290
73,200	Emmis Communications Corp. — Class A*(8)	184,464
111,800	Martha Stewart Living Omnimedia, Inc. — Class A*	827,320
86,000	RHI Entertainment, Inc.*	1,117,140
86,900	Sinclair Broadcast Group, Inc. — Class A(8)	660,440

		5,009,157

	Business Services and Supplies — 3.5%
70,862	Arbitron, Inc.(8)	3,365,945
39,300	CBIZ, Inc.*	312,435
1,800	CDI Corp.	45,792
169,000	CSG Systems International, Inc.*	1,862,380
104,900	Deluxe Corp.	1,869,318
45,300	Diamond Management & Technology Consultants, Inc.	236,013
71,800	Fair Isaac Corp.(8)	1,491,286
7,000	Forrester Research, Inc.*	216,160
42,200	GSI Commerce, Inc.*	575,186
43,300	Hackett Group, Inc.*	248,542
21,900	Heidrick & Struggles International, Inc.(8)	605,316
8,600	ICF International, Inc.*	142,932
6,700	Imergent, Inc.(8)	79,328
143,368	MAXIMUS, Inc.(8)	4,992,073
138,400	Spherion Corp.*	639,408
5,600	SuccessFactors, Inc.*(8)	61,320
83,470	TeleTech Holdings, Inc.*	1,666,061
128,900	TrueBlue, Inc.*	1,702,769
76,425	UniFirst Corp.	3,413,141

		23,525,405

	Chemicals — 2.2%
5,600	Albemarle Corp.	223,496
24,767	Compass Minerals International, Inc.	1,995,230
26,600	Ferro Corp.	499,016
53,700	Innospec, Inc.	1,010,634
70,100	Metabolix, Inc.*	686,980
1,900	Minerals Technologies, Inc.	120,821
11,700	NewMarket Corp.	774,891
26,300	OM Group, Inc.*	862,377
20,340	Rockwood Holdings, Inc.*	707,832
12,400	Spartech Corp.	116,932
81,400	Terra Industries, Inc.	4,017,090
75,700	Tetra Tech, Inc.*	1,712,334
136,364	Zep, Inc.	2,029,096

		14,756,729

	Collectibles — 0.0%
2,400	RC2 Corp.*	44,544

	Commercial Services — 0.6%
2,800	Pre-Paid Legal Services, Inc.*	113,736
15,300	Standard Parking Corp.*	278,460
17,060	Team, Inc.*	585,499
118,770	TNS, Inc.*	2,845,729

		3,823,424

	Computer Equipment, Software and Services — 5.0%
42,700	Actuate Corp.*	166,957
26,600	Adaptec, Inc.*	85,120
63,760	Advent Software, Inc.*(8)	2,300,461
4,400	Agilysys, Inc.	49,896
115,000	AsiaInfo Holdings, Inc.*	1,359,300
17,400	Avocent Corp.*	323,640
94,700	CIBER, Inc.*	588,087
43,500	CommVault Systems, Inc.*	723,840
44,500	COMSYS IT Partners, Inc.*	405,840
31,620	Data Domain, Inc.*(8)	737,695
8,700	Double-Take Software, Inc.*	119,538
132,862	Electronics For Imaging, Inc.*	1,939,785
25,200	Extreme Networks, Inc.*	71,568
2,550	FactSet Research Systems, Inc.	143,718
99,900	Immersion Corp.*	680,319
146,120	Innerworkings, Inc.*(8)	1,747,595
4,800	Insight Enterprises, Inc.*	56,304
55,500	Jack Henry & Associates, Inc.	1,201,020
4,800	JDA Software Group, Inc.*	86,880
21,250	Longtop Financial Technologies, Ltd. (ADR) (Cayman Islands)*	351,900

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

12,300	Magma Design Automation, Inc.*	$74,661
28,100	Manhattan Associates, Inc.*	666,813
32,600	MedAssets, Inc.*	555,830
7,200	Mercury Computer Systems, Inc.*	54,216
3,200	MicroStrategy, Inc. — Class A*	207,200
12,900	MSCI, Inc. — Class A*	468,141
30,100	MTS Systems Corp.	1,079,988
47,950	Nuance Communications, Inc.*(8)	751,377
100,890	PROS Holdings, Inc.*	1,132,995
15,100	Quest Software, Inc.*	223,631
74,900	Rackable Systems, Inc.*	1,003,660
156,700	Red Hat, Inc.*	3,242,122
212,300	Riverbed Technology, Inc.*	2,912,756
18,300	Silicon Storage Technology, Inc.*	50,691
14,900	Solera Holdings, Inc.*	412,134
79,200	Sybase, Inc.*(8)	2,330,064
49,900	Sykes Enterprises, Inc.*	941,114
79,800	Unisys Corp.*	315,210
101,000	Wind River Systems, Inc.*	1,099,890
158,157	Xyratex, Ltd. (Bermuda)*	2,633,314

		33,295,270

	Construction Services and Supplies — 1.4%
172,100	Comfort Systems USA, Inc.	2,313,024
68,200	M/I Homes, Inc.	1,072,786
46,700	NCI Building Systems, Inc.*	1,715,291
75,499	Simpson Manufacturing Company, Inc.(8)	1,792,346
122,000	Standard Pacific Corp.(8)	412,360
93,000	Sterling Construction Company, Inc.*	1,846,980
2,400	Thor Industries, Inc.(8)	51,024

		9,203,811

	Consumer Goods and Services — 2.5%
18,000	Alberto-Culver Company	472,860
15,400	Alliance One International, Inc.*	78,694
134,400	American Greetings Corp. — Class A	1,658,496
123,910	Bare Escentuals, Inc.*(8)	2,320,834
123,100	Blyth, Inc.	1,480,893
4,800	Chattem, Inc.*	312,240
6,600	Church & Dwight Company, Inc.	371,910
3,900	Energizer Holdings, Inc.*	285,051
169,528	Helen Of Troy, Ltd. (Bermuda)*	2,732,791
92,702	Herbalife, Ltd. (Cayman Islands)	3,592,203
12,000	Hooker Furniture Corp.	207,840
32,600	La-Z-Boy, Inc.	249,390
35,000	Prestige Brands Holdings, Inc.*	373,100
76,695	Rollins, Inc.	1,136,620
181,660	Tempur-Pedic International, Inc.(8)	1,418,765
5,500	Tupperware Brands Corp.	188,210
2,000	WD-40 Company	58,500

		16,938,397

	Distribution — 0.7%
11,600	Nu Skin Enterprises, Inc. — Class A	173,072
89,236	United Stationers, Inc.*	3,297,270
21,100	Universal Corp.(8)	954,142

		4,424,484

	Diversified Operations and Services — 0.5%
1,700	Chemed Corp.(8)	62,237
68,664	ESCO Technologies, Inc.*(8)	3,221,715
3,300	Standex International Corp.	68,442

		3,352,394

	Education — 0.3%
12,000	Apollo Group, Inc. — Class A*	531,120
12,800	Career Education Corp.*(8)	187,008
24,260	DeVry, Inc.	1,300,821
800	Strayer Education, Inc.	167,256

		2,186,205

	Electrical Equipment — 0.1%
67,000	Universal Display Corp.*	825,440

	Electronics — 2.9%
198,106	Belden CDT, Inc.(8)	6,711,830
16,900	Benchmark Electronics, Inc.*	276,146
70,600	CTS Corp.	709,530
48,700	Cubic Corp.	1,085,036
24,837	EnerSys*	850,171
4,200	Excel Technology, Inc.*	93,744
152,350	Flextronics International, Ltd. (Singapore)*	1,432,090

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Electronics (continued)

21,300	Gentex Corp.	$307,572
1,900	Littelfuse, Inc.*	59,945
118,400	Methode Electronics, Inc.	1,237,280
145,600	Micrel, Inc.	1,332,240
15,300	Multi-Fineline Electronix, Inc.*	423,351
236,658	Nam Tai Electronics, Inc. (British Virgin Islands)	3,095,487
28,700	Park Electrochemical Corp.(8)	697,697
1,900	Plexus Corp.*	52,592
127,700	Sanmina-SCI Corp.*	163,456
22,800	Stoneridge, Inc.*	388,968
15,300	Technitrol, Inc.	259,947
18,000	TTM Technologies, Inc.*	237,780

		19,414,862

	Energy Services — 0.6%
3,600	Energy Conversion Devices, Inc.*	265,104
174,100	Evergreen Solar, Inc.*(8)	1,687,029
25,300	SunPower Corp. — Class A*	1,821,094

		3,773,227

	Engineering — 0.1%
34,200	EMCOR Group, Inc.*	975,726

	Environmental Waste Management and Recycling Services — 0.1%
18,100	EnergySolutions	404,535

	Food and Beverage — 0.8%
1,800	Coca-Cola Bottling Company Consolidated	66,564
4,700	Farmer Brothers Company	99,405
24,200	Fresh Del Monte Produce, Inc. (Cayman Islands)*	570,394
29,900	Imperial Sugar Company(8)	464,347
119,500	Lance, Inc.	2,243,015
5,600	McCormick & Company, Inc.	199,696
44,500	Nash Finch Company	1,525,015
7,400	Omega Protein Corp.*	110,630
10,000	Reddy Ice Holdings, Inc.	136,800

		5,415,866

	Insurance — 4.3%
17,000	Allied World Assurance Holdings, Ltd. (Bermuda)	673,540
105,200	American Equity Investment Life Holding Company	857,380
17,700	American Physicians Capital, Inc.	857,388
8,600	Amerisafe, Inc.*	137,084
150,160	AmTrust Financial Services, Inc.	1,892,016
123,300	Aspen Insurance Holdings, Ltd. (Bermuda)	2,918,511
165,466	Assured Guaranty, Ltd. (Bermuda)(8)	2,976,733
141,787	Delphi Financial Group, Inc. — Class A	3,280,951
67,940	eHealth, Inc.*(8)	1,199,820
2,400	EMC Insurance Group, Inc.	57,792
27,100	Endurance Specialty Holdings, Ltd. (Bermuda)	834,409
6,200	FBL Financial Group, Inc. — Class A	123,256
5,600	FPIC Insurance Group, Inc.*	253,792
78,928	IPC Holdings, Ltd. (Bermuda)	2,095,538
2,500	Life Partners Holdings, Inc.(8)	49,950
65,100	Montpelier Re Holdings, Ltd. (Bermuda)(8)	960,225
600	National Western Life Insurance Company — Class A	131,100
160,822	Platinum Underwriters Holdings, Ltd. (Bermuda)	5,244,406
22,600	Presidential Life Corp.	348,492
328,151	Universal American Financial Corp.*	3,353,704
19,400	Zenith National Insurance Corp.	682,104

		28,928,191

	Internet Services — 3.7%
15,400	Blue Nile, Inc.*	654,808
60,000	CMGI, Inc.*	636,000
52,870	CyberSource Corp.*(8)	884,515
30,280	Digital River, Inc.*(8)	1,168,202
13,024	Equinix, Inc.*(8)	1,162,001
12,100	eResearchTechnology, Inc.*	211,024
13,600	Giant Interactive Group, Inc. (ADR) (Cayman Islands)*	164,832
3,700	InfoSpace, Inc.	30,821
238,479	Internet Brands, Inc. — Class A*(8)	1,581,116
66,240	j2 Global Communications, Inc.*	1,523,520
327,200	NaviSite, Inc.*	1,243,360
2,900	Netflix, Inc.*(8)	75,603
111,060	NIC, Inc.	758,540
12,300	Priceline.com, Inc.*(8)	1,420,158
151,200	S1 Corp.*	1,144,584

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

24,500	Sohu.com, Inc.*(8)	$1,725,780
129,500	SonicWALL, Inc.*	835,275
8,600	Syntel, Inc.	289,992
20,760	TheStreet.com, Inc.	135,148
83,800	TIBCO Software, Inc.*	641,070
96,660	TriZetto Group, Inc. (The)*	2,066,591
70,830	ValueClick, Inc.*	1,073,075
91,700	Vignette Corp.*	1,100,400
151,500	Websense, Inc.*	2,551,259
159,540	Website Pros, Inc.*	1,328,968

		24,406,642

	Leisure and Recreation — 0.4%
1,500	Bally Technologies, Inc.*	50,700
42,300	Carmike Cinemas, Inc.(8)	248,301
21,430	Life Time Fitness, Inc.*(8)	633,257
67,190	Scientific Games Corp. — Class A*(8)	1,990,167

		2,922,425

	Machinery — 1.3%
14,600	Actuant Corp. — Class A	457,710
4,400	Applied Industrial Technologies, Inc.	106,348
9,500	Cascade Corp.(8)	402,040
6,200	Chart Industries, Inc.*	301,568
6,400	Columbus McKinnon Corp.*	154,112
151,480	Flow International Corp.*	1,181,544
22,300	Gardner Denver, Inc.*	1,266,640
3,500	Graham Corp.	259,385
4,100	Intevac, Inc.*	46,248
1,600	Key Technology, Inc.*	50,896
900	Middleby Corp.*(8)	39,519
19,000	Robbins & Myers, Inc.	947,530
53,400	Tecumseh Products Company — Class A*	1,750,452
37,700	Wabtec Corp.	1,832,974

		8,796,966

	Manufacturing — 5.7%
99,929	Acuity Brands, Inc.	4,804,586
99,019	Albany International Corp. — Class A	2,871,551
10,800	American Woodmark Corp.(8)	228,204
55,004	AptarGroup, Inc.	2,307,418
18,600	Blount International, Inc.*	215,946
235,339	Carlisle Companies, Inc.	6,824,832
8,300	Coherent, Inc.*	248,087
160,930	Deswell Industries, Inc. (British Virgin Islands)	910,864
20,400	EnPro Industries, Inc.*	761,736
2,100	FLIR Systems, Inc.*	85,197
13,000	Gibraltar Industries, Inc.	207,610
164,510	GrafTech International, Ltd.*	4,413,803
121,200	Hexcel Corp.*	2,339,160
15,200	Kaydon Corp.	781,432
60,826	Matthews International Corp. — Class A	2,752,985
200,672	Mueller Industries, Inc.	6,461,638
3,000	Rofin-Sinar Technologies, Inc.*	90,600
119,500	Sturm, Ruger & Company, Inc.*	843,670
62,700	Tredegar Corp.	921,690
6,500	TriMas Corp.*	38,935
4,380	Valmont Industries, Inc.	456,790

		38,566,734

	Medical Equipment, Supplies, and Services — 7.3%
21,410	Amedisys, Inc.*	1,079,492
17,800	AMN Healthcare Services, Inc.*	301,176
109,436	AmSurg Corp.*	2,664,767
56,400	ArthroCare Corp.*(8)	2,301,684
2,400	Bio-Rad Laboratories, Inc. — Class A*	194,136
4,200	Capital Senior Living Corp.*	31,668
8,800	Cardiac Science Corp.*	72,160
204,590	Centene Corp.*	3,435,066
4,300	Cepheid, Inc.*	120,916
5,400	CONMED Corp.*	143,370
6,200	Cooper Companies, Inc. (The)	230,330
47,605	CorVel Corp.*	1,612,381
25,000	Emergency Medical Services Corp. — Class A*	565,750
18,400	Haemonetics Corp.*	1,020,464
23,600	Health Management Associates, Inc. — Class A*	153,636
11,300	Henry Schein, Inc.*	582,741
62,600	Hologic, Inc.*	1,364,680
95,200	ICU Medical, Inc.*	2,178,176
96,400	Invacare Corp.	1,970,416
67,684	IPC The Hospitalist Company*	1,273,813
360,310	LeMaitre Vascular, Inc.*	1,052,105
60,400	Lincare Holdings, Inc.*	1,715,360

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

40,530	Luminex Corp.*(8)	$832,892
3,500	Magellan Health Services, Inc.*	129,605
7,500	Meridian Bioscience, Inc.	201,900
13,200	Merit Medical Systems, Inc.*	194,040
6,800	Millipore Corp.*	461,448
88,548	Natus Medical, Inc.*	1,854,195
290,924	NovaMed, Inc.*(8)	1,096,783
31,020	NuVasive, Inc.*(8)	1,385,353
121,300	Orthofix International NV (Netherlands Antilles)*	3,511,636
45,100	Owens & Minor, Inc.	2,060,619
7,600	Patterson Companies, Inc.*	223,364
18,000	PSS World Medical, Inc.*	293,400
79,280	Psychiatric Solutions, Inc.*	2,999,955
22,800	Quidel Corp.*	376,656
122,970	RTI Biologics, Inc.*	1,075,988
235,814	Spectranetics Corp. (The)*	2,325,126
67,100	STERIS Corp.	1,929,796
3,900	SurModics, Inc.*(8)	174,876
17,200	Synovis Life Technologies, Inc.*	323,876
17,900	Techne Corp.*	1,385,281
18,300	TranS1, Inc.*	275,781
5,100	US Physical Therapy, Inc.*	83,691
68,640	VNUS Medical Technologies*	1,373,486
29,880	Zoll Medical Corp.*	1,006,060

		49,640,094

	Metals and Mining — 1.5%
5,600	Cleveland-Cliffs, Inc.	667,464
41,920	Dynamic Materials Corp.	1,381,264
7,900	Hawk Corp. — Class A*	146,940
160,100	Hecla Mining Company*(8)	1,482,526
6,100	Insteel Industries, Inc.	111,691
12,800	Olympic Steel, Inc.	971,776
10,000	Schnitzer Steel Industries, Inc. — Class A	1,146,000
31,400	Sutor Technology Group, Ltd.*	221,998
52,600	Titanium Metals Corp.	735,874
150,700	Worthington Industries, Inc.(8)	3,089,350

		9,954,883

	Office Equipment, Supplies, and Services — 0.6%
250,443	Acco Brands Corp.*	2,812,475
11,800	Herman Miller, Inc.	293,702
26,100	IKON Office Solutions, Inc.	294,408
47,900	Knoll, Inc.	581,985

		3,982,570

	Oil, Coal and Gas — 7.3%
12,700	Abraxas Petroleum Corp.*	68,707
35,130	Arena Resources, Inc.*	1,855,567
27,770	Atwood Oceanics, Inc.*	3,452,922
13,130	Carrizo Oil & Gas, Inc.*	894,022
1,200	Chesapeake Utilities Corp.	30,864
3,100	Clayton Williams Energy, Inc.*	340,845
6,300	Comstock Resources, Inc.*	531,909
10,100	Continental Resources, Inc.*	700,132
8,520	Core Laboratories NV (the Netherlands)*	1,212,822
25,870	Dril-Quip, Inc.*	1,629,810
72,900	Energy Partners, Ltd.*	1,087,668
13,500	EXCO Resources, Inc.*	498,285
7,900	FMC Technologies, Inc.*	607,747
35,200	Helix Energy Solutions Group, Inc.*	1,465,728
41,800	Hercules Offshore, Inc.*	1,589,236
6,800	HKN, Inc.*	78,540
5,900	James River Coal Company*	346,271
4,900	Key Energy Services, Inc.*	95,158
27,700	Mariner Energy, Inc.*	1,024,069
4,000	Mitcham Industries, Inc.*	68,320
65,100	Newpark Resources, Inc.*	511,686
14,000	Northwest Natural Gas Company	647,640
50,940	Oil States International, Inc.*	3,231,634
129,620	Penn Virginia Corp.	9,775,939
74,600	PetroQuest Energy, Inc.*	2,006,740
21,000	Piedmont Natural Gas Company, Inc.(8)	549,360
2,500	Southwest Gas Corp.	74,325
7,400	St Mary Land & Exploration Company	478,336
9,400	Stone Energy Corp.*	619,554
53,850	Superior Energy Services, Inc.*	2,969,289
35,120	Tesco Corp. (Canada)*	1,122,084
51,000	Tesoro Corp.	1,008,270
161,300	VAALCO Energy, Inc.*	1,366,211
5,600	Vectren Corp.	174,776

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

4,500	Walter Industries, Inc.	$489,465
63,922	Whiting Petroleum Corp.*	6,780,846

		49,384,777

	Paper and Forest Products — 0.8%
25,400	Buckeye Technologies, Inc.*	214,884
49,001	Deltic Timber Corp.	2,622,044
57,600	Domtar Corp.*	313,920
50,600	Potlatch Corp.	2,283,072

		5,433,920

	Pharmaceuticals/Research and Development — 4.4%
154,000	Affymetrix, Inc.*	1,584,660
79,300	Albany Molecular Research, Inc.*	1,052,311
50,700	American Oriental Bioengineering, Inc.*	500,409
289,200	Cell Genesys Inc.*	751,920
62,050	Cephalon, Inc.*	4,138,114
12,000	Columbia Laboratories, Inc.*	39,600
173,400	Cubist Pharmaceuticals, Inc.*	3,096,924
129,000	CV Therapeutics, Inc.*	1,061,670
190,500	Enzon Pharmaceuticals, Inc.*(8)	1,356,360
3,700	Exponent, Inc.*	116,217
43,300	Human Genome Sciences, Inc.*	225,593
3,700	Idera Pharmaceuticals, Inc.*(8)	54,057
30,100	Incyte Corp.*	229,061
15,500	Martek Biosciences Corp.*	522,505
398,200	Medarex, Inc.*	2,632,102
116,800	Medicis Pharmaceuticals Corp. — Class A	2,427,104
21,300	Mylan, Inc.*	257,091
98,600	Nektar Therapeutics*(8)	330,310
53,200	Noven Pharmaceuticals, Inc.*	568,708
10,400	NPS Pharmaceuticals, Inc.*	46,280
37,110	OSI Pharmaceuticals, Inc.*	1,533,385
33,700	Pain Therapeutics, Inc.*(8)	266,230
25,900	Par Pharmaceutical Companies, Inc.*	420,357
18,600	Perrigo Company	590,922
22,000	Pharmanet Development Group, Inc.*	346,940
13,400	PharMerica Corp.*	302,706
34,300	Regeneron Pharmaceuticals, Inc.*	495,292
58,310	Savient Pharmaceuticals, Inc.*(8)	1,475,243
99,840	Sciele Pharma, Inc.(8)	1,931,904
11,210	United Therapeutics Corp.*(8)	1,095,778
14,600	Valeant Pharmaceuticals International*(8)	249,806

		29,699,559

	Printing and Publishing — 0.8%
209,353	Bowne & Company, Inc.	2,669,251
35,960	Dolan Media Company*	654,472
11,500	Scholastic Corp.*	329,590
142,690	Valassis Communications, Inc.*(8)	1,786,479

		5,439,792

	Real Estate Development and Services — 0.1%
10,400	Hilltop Holdings, Inc.*	107,224
263,000	Meruelo Maddux Properties, Inc.*	573,340

		680,564

	Real Estate Investment Trusts — 4.8%
109,007	Acadia Realty Trust	2,523,512
16,400	Agree Realty Corp.(8)	361,620
47,541	American Campus Communities, Inc.(8)	1,323,541
8,600	American Capital Agancy Corp.	143,104
34,300	Anworth Mortgage Asset Corp.	223,293
3,700	BRT Realty Trust	44,400
94,400	Capstead Mortgage Corp.	1,024,240
3,000	Care Investment Trust, Inc.	28,290
19,900	Education Realty Trust, Inc.	231,835
26,100	Equity One, Inc.(8)	536,355
3,600	Hatteras Financial Corp.	82,764
18,100	Highwoods Properties, Inc.	568,702
74,800	Inland Real Estate Corp.	1,078,616
101,600	Investors Real Estate Trust(8)	969,264
46,600	LTC Properties, Inc.	1,191,096
13,000	Mid-America Apartment Communities, Inc.	663,520
32,000	Mission West Properties, Inc.	350,720
11,900	Monmouth Real Estate Investment Corp. — Class A	76,160
17,400	National Health Investors, Inc.	496,074
127,200	National Retail Properties, Inc.(8)	2,658,480

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Real Estate Investment Trusts (continued)

1,700	Nationwide Health Properties, Inc.	$53,533
133,400	OMEGA Healthcare Investors, Inc.	2,221,110
6,900	One Liberty Properties, Inc.	112,539
46,004	PS Business Parks, Inc.	2,373,806
355,975	RAIT Investment Trust(8)	2,641,335
147,346	Realty Income Corp.(8)	3,353,595
32,400	Saul Centers, Inc.(8)	1,522,476
129,200	Senior Housing Properties Trust	2,523,276
11,800	Urstadt Biddle Properties — Class A	172,988
223,440	U-Store-It Trust	2,670,108

		32,220,352

	Registered Investment Companies — 0.5%
280,475	Ares Capital Corp.(8)	2,827,188
5,700	Harris & Harris Group, Inc.*	34,200
60,900	MCG Capital Corp.(8)	242,382

		3,103,770

	Retail — 2.9%
66,500	Barnes & Noble, Inc.	1,651,860
95,500	Big Lots, Inc.*(8)	2,983,420
12,400	Books-A-Million, Inc.(8)	94,984
195,925	Casey’s General Stores, Inc.	4,539,582
10,800	Dick’s Sporting Goods, Inc.*	191,592
26,700	EZCORP, Inc. — Class A*	340,425
144,820	FGX International Holdings, Ltd. (British Virgin Islands)*	1,164,353
9,400	Fuqi International, Inc. (China)*	82,344
10,400	GameStop Corp. — Class A*	420,160
242,914	Hibbett Sports, Inc.*(8)	5,125,485
3,000	Jo-Ann Stores, Inc.*	69,090
64,800	Systemax, Inc.(8)	1,143,720
21,000	Tiffany & Company	855,750
21,700	Williams-Sonoma, Inc.	430,528

		19,093,293

	Retail: Restaurants — 1.2%
32,100	AFC Enterprises, Inc.*(8)	256,479
10,700	Bob Evans Farms, Inc.	306,020
52,300	CBRL Group, Inc.	1,281,873
70,488	CEC Entertainment, Inc.*	1,974,369
23,300	Cheesecake Factory, Inc. (The)*	370,703
18,800	Chipotle Mexican Grill, Inc. — Class A*	1,553,256
67,900	Denny’s Corp.*	192,836
140,126	Sonic Corp.*	2,073,865

		8,009,401

	Retail: Supermarkets — 0.2%
51,700	Whole Foods Market, Inc.	1,224,773

	Rubber Products — 0.1%
39,900	Cooper Tire & Rubber Company	312,816
5,400	Myers Industries, Inc.	44,010

		356,826

	Scientific and Technical Instruments — 0.6%
12,300	Cymer, Inc.*	330,624
3,100	Itron, Inc.*	304,885
9,100	PerkinElmer, Inc.	253,435
48,800	Teradyne, Inc.*	540,216
16,600	Varian, Inc.*	847,596
40,000	Woodward Governor Company	1,426,400

		3,703,156

	Semiconductors — 2.2%
157,700	Amkor Technology, Inc.*	1,641,657
88,720	ANADIGICS, Inc.*(8)	873,892
17,000	ATMI, Inc.*	474,640
22,500	AuthenTec, Inc.*	234,450
169,100	Emulex Corp.*	1,970,015
61,900	Integrated Silicon Solution, Inc.*	344,164
25,900	Intersil Corp. — Class A	629,888
41,600	Microsemi Corp.*	1,047,488
9,700	Novellus Systems, Inc.*	205,543
23,700	Pericom Semiconductor Corp.*	351,708
49,600	PMC-Sierra, Inc.*	379,440
68,800	QLogic Corp.*	1,003,792
92,500	Semtech Corp.*	1,301,475
58,400	Silicon Image, Inc.*	423,400
219,850	Skyworks Solutions, Inc.*	2,169,920
211,000	TriQuint Semiconductor, Inc.*	1,278,660
3,600	Zoran Corp.*	42,120

		14,372,252

	Sporting Goods and Equipment — 0.3%
166,200	Callaway Golf Company	1,966,146

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 3.9%
80,900	ADC Telecommunications, Inc.*	$1,194,893
39,500	ADTRAN, Inc.	941,680
3,000	Anaren, Inc.*	31,710
4,791	Atlantic Tele-Network, Inc.	131,800
364,200	Cincinnati Bell, Inc.*	1,449,516
106,900	Clearwire Corp. — Class A*(8)	1,385,424
21,680	Comtech Telecommunications Corp.*	1,062,320
4,400	EMS Technologies, Inc.*	96,096
109,900	IDT Corp. — Class B*(8)	186,830
1,800	InterDigital, Inc.*	43,776
14,500	Intervoice, Inc.*	82,650
44,500	Iowa Telecommunications Services, Inc.(8)	783,645
51,000	NII Holdings, Inc.*	2,421,990
5,000	NTELOS Holdings Corp.	126,850
21,100	Plantronics, Inc.	470,952
211,750	Polycom, Inc.*	5,158,230
263,820	Premiere Global Services, Inc.*	3,846,496
14,600	RCN Corp.*	157,388
674,700	RF Micro Devices, Inc.*	1,956,630
7,200	SBA Communications Corp. — Class A*	259,272
23,000	Shenandoah Telecommunications Company	299,460
48,600	Sycamore Networks, Inc.*	156,492
115,600	Syniverse Holdings, Inc.*	1,872,720
167,200	USA Mobility, Inc.*	1,262,360
116,700	UTStarcom, Inc.*	638,349

		26,017,529

	Toys — 0.2%
140,650	Leapfrog Enterprises, Inc.*(8)	1,170,208
5,700	Marvel Entertainment, Inc.*(8)	183,198

		1,353,406

	Transportation — 2.3%
32,399	Aegean Marine Petroleum Network, Inc. (Marshall Islands)(8)	1,318,315
5,300	Atlas Air Worldwide Holdings, Inc.*	262,138
35,300	Expeditors International of Washington, Inc.	1,517,900
17,520	Genco Shipping & Trading, Ltd. (Marshall Islands)(8)	1,142,304
63,200	General Maritime Corp. (Marshall Islands)(8)	1,641,936
54,662	Genesee & Wyoming, Inc. — Class A*	1,859,601
35,800	GulfMark Offshore, Inc.*	2,082,844
7,400	JB Hunt Transport Services, Inc.	246,272
8,600	Knightsbridge Tankers, Ltd. (Bermuda)	277,006
3,200	Landstar System, Inc.	176,704
49,770	Old Dominion Freight Line, Inc.*	1,494,095
17,100	Pacer International, Inc.	367,821
182,169	Vitran Corp., Inc. — Class A (Canada)*	2,730,714

		15,117,650

	Utilities — 2.6%
67,161	Atmos Energy Corp.	1,851,629
17,800	Avista Corp.	381,988
73,300	Black Hills Corp.(8)	2,349,998
4,500	Central Vermont Public Service Corp.	87,165
16,000	El Paso Electric Company*	316,800
2,900	Middlesex Water Company	48,111
57,026	New Jersey Resources Corp.(8)	1,861,899
74,500	Nicor, Inc.(8)	3,172,955
6,200	Ormat Technologies, Inc.	304,916
17,300	Pike Electric Corp.*	287,353
34,300	Portland General Electric Company	772,436
45,600	Unisource Energy Corp.	1,414,056
109,597	Westar Energy, Inc.	2,357,431
54,639	WGL Holdings, Inc.	1,898,159

		17,104,896

	Total Common Stocks (Cost $726,165,943)	645,361,275

	Preferred Stocks — 0.1%
	Banks and Financial Services
561	East West Bancorp, Inc. — Series A, 8.00% (Cost $561,000)	395,645

	Warrants — 0.0%
640	Lantronix, Inc.(14) (Cost $0)	—

See notes to financial statements.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value

	Rights — 0.0%
	Registered Investment Companies
2	MCG Capital Corp. (Cost $0)	$1

Principal

	Short Term US Treasury Securities — 0.1%
	US Treasury Bills
$700,000	1.73%, 09/18/08(5) (Cost $697,081)	697,081

	Securities Lending Collateral — 19.0%
126,808,380	Securities Lending Collateral Investment (Note 4) (Cost $126,808,380)	126,808,380

	Total Securities (Cost $854,232,404)	773,262,382

	Repurchase Agreements — 3.1%
20,434,698	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $20,435,294 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 2.83%-4.36%, due 12/25/35-08/01/37, with a total value of $7,200,557, various Federal Home Loan Banks, 2.56%-2.73%, due 11/19/08-01/23/09 with a total value of $10,565,555, and Freddie Mac Adjustable Rate Mortgage, 2.82%, due 12/15/35, with a value of $3,562,085) (Cost $20,434,698)	20,434,698

	Total Investments — 118.8% (Cost $874,667,102)	793,697,080
	Liabilities less other assets — (18.8)%	(125,484,274)

	Net Assets — 100.0%	$668,212,806

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $874,667,102.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$47,221,123
Gross unrealized depreciation	(128,191,145)

Net unrealized depreciation	$(80,970,022)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.9%
	Aerospace and Defense — 4.1%
40,772	Aerovironment, Inc.*	$1,108,183
31,400	Curtiss-Wright Corp.	1,404,836
52,310	Ducommun, Inc.*	1,201,038
30,096	Esterline Technologies Corp.*	1,482,529
40,620	Moog, Inc. — Class A*	1,512,689
26,600	Teledyne Technologies, Inc.*	1,297,814
35,370	TransDigm Group, Inc.*(8)	1,188,078

		9,195,167

	Agriculture — 0.6%
33,435	Andersons, Inc. (The)(8)	1,361,139

	Apparel: Manufacturing and Retail — 5.3%
53,450	Aeropostale, Inc.*	1,674,589
75,100	Charlotte Russe Holding, Inc.*	1,333,776
38,500	Children’s Place Retail Stores, Inc. (The)*(8)	1,389,850
49,300	Fossil, Inc.*	1,433,151
85,800	Maidenform Brands, Inc.*	1,158,300
40,204	Phillips-Van Heusen Corp.(8)	1,472,270
43,500	Skechers USA, Inc. — Class A*	859,560
32,600	Warnaco Group, Inc. (The)*	1,436,682
41,100	Wolverine World Wide, Inc.	1,096,137

		11,854,315

	Automobile: Retail — 1.0%
50,512	America’s Car-Mart, Inc.*(8)	905,175
27,926	Asbury Automotive Group, Inc.	358,849
59,200	Penske Automotive Group, Inc.	872,608

		2,136,632

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
76,802	Amerigon, Inc.*	546,062
46,600	ATC Technology Corp.*	1,084,848

		1,630,910

	Banks and Financial Services — 3.4%
54,700	Bank of the Ozarks, Inc.	812,842
55,900	Frontier Financial Corp.(8)	476,268
67,777	Greene Bancshares, Inc.(8)	950,234
17,668	Interactive Data Corp.	443,997
28,700	Investment Technology Group, Inc.*	960,302
22,300	MainSource Financial Group, Inc.	345,650
50,600	Pacific Capital Bancorp(8)	697,268
34,567	Pinnacle Financial Partners, Inc.*(8)	694,451
17,400	Stifel Financial Corp.*	598,386
61,700	Texas Capital Bancshares, Inc.*	987,199
72,900	United Community Banks, Inc. — Georgia(8)	621,837

		7,588,434

	Business Services and Supplies — 3.7%
188,469	CBIZ, Inc.*	1,498,329
29,400	CRA International, Inc.*	1,062,810
34,300	FTI Consulting, Inc.*	2,348,177
18,000	Huron Consulting Group, Inc.*	816,120
60,000	Kenexa Corp.*	1,130,400
78,448	Navigant Consulting, Inc.*	1,534,443

		8,390,279

	Chemicals — 1.4%
41,200	A Schulman, Inc.	948,836
66,905	ICO, Inc.*	402,768
110,400	Landec Corp.*	714,288
37,000	Sensient Technologies Corp.	1,041,920

		3,107,812

	Commercial Services — 1.1%
62,600	Euronet Worldwide, Inc.*(8)	1,057,940
17,680	Steiner Leisure, Ltd. (Bahama Islands)*	501,228
23,798	Team, Inc.*	816,747

		2,375,915

	Computer Equipment, Software and Services — 11.0%
36,780	Actuate Corp.*	143,810
36,700	ANSYS, Inc.*(8)	1,729,305
87,127	Aspen Technology, Inc.*	1,158,789
158,199	Bluephoenix Solutions, Ltd. (Israel)*(8)	729,297
79,100	Bottomline Technologies, Inc.*	769,643
27,900	CACI International, Inc. — Class A*	1,276,983
44,296	Compellent Technologies, Inc.*(8)	502,317
65,830	EPIQ Systems, Inc.*	934,786
108,198	FalconStor Software, Inc.*(8)	766,042
45,465	FARO Technologies, Inc.*	1,144,354
28,570	Jack Henry & Associates, Inc.	618,255
34,100	Manhattan Associates, Inc.*	809,193
26,300	ManTech International Corp. — Class A*	1,265,556

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

11,000	MicroStrategy, Inc. — Class A*	$712,250
112,091	NetScout Systems, Inc.*	1,197,132
68,300	Omniture, Inc.*(8)	1,268,331
106,705	Phoenix Technologies, Ltd.*	1,173,755
24,113	Progress Software Corp.*	616,569
94,400	Quest Software, Inc.*	1,398,064
118,200	Radiant Systems, Inc.*	1,268,286
150,100	Soapstone Networks, Inc.*	574,883
39,400	Solera Holdings, Inc.*	1,089,804
30,744	SPSS, Inc.*	1,118,159
36,386	Ultimate Software Group, Inc. (The)*	1,296,433
48,100	Xyratex, Ltd. (Bermuda)*	800,865

		24,362,861

	Construction Services and Supplies — 1.0%
33,213	AAON, Inc.	639,682
85,091	Furmanite Corp.*	679,026
51,974	Integrated Electrical Services, Inc.*(8)	893,953

		2,212,661

	Consumer Goods and Services — 1.2%
20,200	Chattem, Inc.*(8)	1,314,010
81,300	Jarden Corp.*	1,482,912

		2,796,922

	Education — 1.1%
21,200	Capella Education Company*(8)	1,264,580
21,000	DeVry, Inc.	1,126,020

		2,390,600

	Electrical Equipment — 0.7%
380,315	Capstone Turbine Corp.*(8)	1,593,520

	Electronics — 1.8%
61,200	Benchmark Electronics, Inc.*	1,000,008
38,500	EnerSys*	1,317,855
92,100	Methode Electronics, Inc.	962,445
26,546	NVE Corp.*(8)	840,446

		4,120,754

	Engineering — 1.0%
23,858	EMCOR Group, Inc.*	680,669
35,674	Stanley, Inc.*	1,195,792
16,700	VSE Corp.	459,250

		2,335,711

	Environmental Waste Management and Recycling Services — 0.8%
75,919	Darling International, Inc.*	1,254,182
18,801	Waste Connections, Inc.*	600,316

		1,854,498

	Equipment Rental and Leasing — 0.5%
54,500	Aaron Rents, Inc.	1,216,985

	Food and Beverage — 1.8%
21,392	Central European Distribution Corp.*(8)	1,586,217
48,400	Flowers Foods, Inc.	1,371,656
34,300	Sanderson Farms, Inc.(8)	1,184,036

		4,141,909

	Insurance — 1.6%
42,676	eHealth, Inc.*(8)	753,658
28,561	FBL Financial Group, Inc. — Class A	567,793
30,100	Infinity Property & Casualty Corp.	1,249,752
41,500	IPC Holdings, Ltd. (Bermuda)	1,101,825

		3,673,028

	Internet Services — 6.2%
52,447	Aladdin Knowledge Systems, Ltd. (Israel)*	708,035
221,877	Art Technology Group, Inc.*	710,006
61,693	Blue Coat Systems, Inc.*	870,488
101,449	CyberSource Corp.*(8)	1,697,242
12,600	Equinix, Inc.*(8)	1,124,172
105,474	eResearchTechnology, Inc.*	1,839,467
111,900	Foundry Networks, Inc.*	1,322,658
95,100	GigaMedia, Ltd. (Singapore)*(8)	1,134,543
142,800	Secure Computing Corp.*	591,192
51,322	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	1,393,392
80,700	Websense, Inc.*	1,358,988
142,330	Website Pros, Inc.*	1,185,609

		13,935,792

	Machinery — 0.8%
21,304	Chart Industries, Inc.*	1,036,227
110,300	Flow International Corp.*	860,340

		1,896,567

	Manufacturing — 4.1%
16,600	Acuity Brands, Inc.	798,128
13,600	Ameron International Corp.	1,631,728
24,900	AptarGroup, Inc.	1,044,555

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Manufacturing (continued)

54,577	Barnes Group, Inc.	$1,260,183
27,061	Ceradyne, Inc.*	928,192
21,400	Cognex Corp.	493,270
44,225	Encore Wire Corp.(8)	937,128
13,809	FLIR Systems, Inc.*	560,231
22,300	GrafTech International, Ltd.*	598,309
28,980	II-VI, Inc.*	1,011,982

		9,263,706

	Medical Equipment, Supplies, and Services — 8.3%
13,800	Amedisys, Inc.*	695,796
100,278	Bruker BioSciences Corp.*	1,288,572
118,700	CryoLife, Inc.*	1,357,928
22,800	ICON PLC (ADR) (Ireland)*	1,721,857
50,800	Immucor, Inc.*	1,314,704
60,600	inVentiv Health, Inc.*	1,684,074
68,331	IRIS International, Inc.*	1,069,380
60,228	LHC Group, Inc.*	1,400,301
30,467	Natus Medical, Inc.*	637,979
34,574	Psychiatric Solutions, Inc.*	1,308,280
80,506	RehabCare Group, Inc.*	1,290,511
35,931	SurModics, Inc.*(8)	1,611,146
88,491	Synovis Life Technologies, Inc.*	1,666,286
43,300	Vnus Medical Technologies*	866,433
22,100	Zoll Medical Corp.*	744,107

		18,657,354

	Metals and Mining — 1.7%
87,900	Hecla Mining Company*(8)	813,954
22,600	Kaiser Aluminum Corp.	1,209,778
13,771	Universal Stainless & Alloy Products, Inc.*	510,078
61,693	Worthington Industries, Inc.(8)	1,264,706

		3,798,516

	Oil, Coal and Gas — 8.1%
58,000	Alon USA Energy, Inc.(8)	693,680
21,600	Bill Barrett Corp.*(8)	1,283,256
145,232	Cano Petroleum, Inc.*	1,153,142
402	CARBO Ceramics, Inc.	23,457
21,300	Comstock Resources, Inc.*	1,798,359
8,000	Core Laboratories NV (the Netherlands)*	1,138,800
15,239	Encore Acquisition Company*	1,145,820
46,253	Hercules Offshore, Inc.*(8)	1,758,539
23,447	Hornbeck Offshore Services, Inc.*(8)	1,324,990
43,700	Mariner Energy, Inc.*	1,615,589
36,050	Natural Gas Services Group*	1,098,804
81,200	Parker Drilling Company*	812,812
66,500	PetroQuest Energy, Inc.*	1,788,850
17,957	T-3 Energy Services, Inc.*	1,427,043
86,545	Western Refining, Inc.(8)	1,024,693

		18,087,834

	Pharmaceuticals/Research and Development — 6.3%
60,200	Adolor Corp.*	329,896
113,999	Albany Molecular Research, Inc.*	1,512,767
42,600	Alnylam Pharmaceuticals, Inc.*(8)	1,138,698
114,100	Applera Corp. — Celera Group	1,296,176
79,800	Cubist Pharmaceuticals, Inc.*	1,425,228
30,146	Exponent, Inc.*	946,886
32,500	Martek Biosciences Corp.*	1,095,575
79,700	Medicines Company (The)*	1,579,654
14,000	Myriad Genetics, Inc.*(8)	637,280
83,837	Oculus Innovative Sciences, Inc.*(8)	202,047
63,400	PAREXEL International Corp.*	1,668,054
84,000	PetMed Express, Inc.*	1,029,000
190,349	VIVUS, Inc.*(8)	1,271,531

		14,132,792

	Printing and Publishing — 0.3%
12,500	Consolidated Graphics, Inc.*	615,875

	Real Estate Investment Trusts — 0.7%
33,200	BioMed Realty Trust, Inc.	814,396
16,800	Entertainment Properties Trust(8)	830,592

		1,644,988

	Retail — 0.7%
129,300	EZCORP, Inc. — Class A*	1,648,575

	Retail: Restaurants — 2.0%
42,500	Buffalo Wild Wings, Inc.*(8)	1,055,275
24,900	Jack in the Box, Inc.*	558,009
39,400	PF Chang’s China Bistro, Inc.*(8)	880,196
30,800	Red Robin Gourmet Burgers, Inc.*(8)	854,392
126,100	Texas Roadhouse, Inc. — Class A*	1,131,117

		4,478,989

See notes to financial statements.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2007
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Retail: Supermarkets — 0.5%
46,135	Spartan Stores, Inc.	$1,061,105

	Scientific and Technical Instruments — 0.6%
35,256	Woodward Governor Company	1,257,229

	Security Service and Devices — 0.6%
115,300	Cogent, Inc.*(8)	1,310,961

	Semiconductors — 3.9%
137,500	Advanced Analogic Technologies, Inc.*	567,875
130,714	ANADIGICS, Inc.*(8)	1,287,533
52,921	Microsemi Corp.*	1,332,550
18,500	Netlogic Microsystems, Inc.*(8)	614,200
154,300	O2Micro International, Ltd. (ADR) (Cayman Islands)*	1,026,095
55,003	Pericom Semiconductor Corp.*	816,245
89,700	Semtech Corp.*	1,262,079
83,400	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*(8)	1,205,130
59,885	Zoran Corp.*	700,655

		8,812,362

	Telecommunications Equipment and Services — 7.1%
89,700	ADC Telecommunications, Inc.*	1,324,869
55,100	ADTRAN, Inc.	1,313,584
18,915	Atheros Communications*(8)	567,450
11,474	Ceragon Networks Ltd. (Israel)*	88,809
33,300	Comtech Telecommunications Corp.*	1,631,699
33,800	EMS Technologies, Inc.*	738,192
16,078	General Cable Corp.*(8)	978,346
57,315	GeoEye, Inc.*	1,015,049
120,900	Globecomm Systems, Inc.*	998,634
118,900	Harmonic, Inc.*	1,130,739
163,200	Intervoice, Inc.*	930,240
31,791	NICE Systems, Ltd. (ADR) (Israel)*	940,060
83,900	Oplink Communications, Inc.*	805,440
83,846	Starent Networks Corp.*(8)	1,054,783
87,000	Syniverse Holdings, Inc.*	1,409,400
67,100	Tekelec*	987,041

		15,914,335

	Toys — 0.6%
58,100	JAKKS Pacific, Inc.*	1,269,485

	Transportation — 3.3%
117,363	Celadon Group, Inc.*	1,172,456
32,053	Excel Maritime Carriers, Ltd. (Liberia)	1,258,080
80,800	Heartland Express, Inc.(8)	1,204,728
45,400	Hub Group, Inc. — Class A*	1,549,502
49,500	Old Dominion Freight Line, Inc.*	1,485,990
20,790	TBS International, Ltd. — Class A (Bermuda)*(8)	830,561

		7,501,317

	Utilities — 0.3%
28,100	Avista Corp.	603,026

	Total Common Stocks (Cost $230,364,553)	224,230,860

Principal

	Securities Lending Collateral — 22.3%
$49,977,334	Securities Lending Collateral Investment (Note 4) (Cost $49,977,334)	49,977,334

	Total Securities (Cost $280,341,887)	274,208,194

	Repurchase Agreements — 0.4%
813,732	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $813,756 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.37%, due 11/01/35, with a value of $830,192) (Cost $813,732)	813,732

	Total Investments — 122.6% (Cost $281,155,619)	275,021,926
	Liabilities less other assets — (22.6)%	(50,710,373)

	Net Assets — 100.0%	$224,311,553

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $281,155,619.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$19,849,683
Gross unrealized depreciation	(25,983,376)

Net unrealized depreciation	$(6,133,693)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

June 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks — 95.7%
	Aerospace and Defense — 0.6%
319,300	Finmeccanica SpA	$8,385,401	ITA
112,948	Saab AB-Class B	2,850,683	SWE

		11,236,084

	Agriculture — 2.4%
7,989,100	Chaoda Modern Agriculture (Holdings), Ltd.	10,082,112	CAY
136,700	Potash Corp. of Saskatchewan, Inc.	31,245,518	CDA
21,471	Syngenta AG	6,983,251	SWI

		48,310,881
	Airlines — 2.9%
2,009,000	Air New Zealand, Ltd.	1,668,964	NZE
2,631,393	British Airways PLC	11,281,985	BRI
2,019,000	Cathay Pacific Airways, Ltd.	3,847,810	HNG
2,730,260	easyJet PLC*	14,669,728	BRI
3,537,400	Qantas Airways, Ltd.	10,309,031	AUS
427,326	Ryanair Holdings PLC (ADR)*(8)	12,251,436	IRE
465,671	Singapore Airlines, Ltd.	5,031,325	SIN

		59,060,279
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 5.3%
329,200	Alpine Electronics, Inc.	3,475,380	JPN
1,119,000	Calsonic Kansei Corp.	4,478,740	JPN
244,600	DaimlerChrysler AG	15,127,139	GER
2,585,000	Fuji Heavy Industries, Ltd.	12,659,038	JPN
10,200	Georg Fischer AG	4,188,635	SWI
1,726,700	GKN PLC	7,669,700	BRI
351,600	Honda Motor Company, Ltd.	11,953,440	JPN
77,600	Magna International, Inc. — Class A	4,617,797	CDA
1,442,800	Nissan Motor Company, Ltd.	11,916,331	JPN
199,800	PSA Peugeot Citroen SA	10,849,696	FRA
258,600	Toyota Auto Body Company, Ltd.	4,826,908	JPN
280,400	Toyota Motor Corp.	13,229,778	JPN
104,788	Valeo SA	3,365,663	FRA

		108,358,245
	Banks and Financial Services — 23.7%
1,044,456	3i Group PLC	17,163,297	BRI
178,400	ACOM Company, Ltd.	5,527,485	JPN
535,600	Alliance & Leicester PLC	3,147,163	BRI
192,400	Allied Irish Banks PLC	2,977,745	IRE
232,400	Allied Irish Banks PLC	3,585,475	IRE
239,500	Alpha Bank AE	7,239,951	GRC
4,472,000	Aozora Bank, Ltd.*	10,233,988	JPN
279,900	Banco Bilbao Vizcaya Argentaria SA	5,363,180	SPA
318,300	Banco Espirito Santo, SA	4,966,371	POR
1,923,500	Banco Santander Central Hispano SA	35,342,066	SPA
2,469,900	Barclays PLC	14,340,839	BRI
308,264	BNP Paribas SA	27,926,824	FRA
983,100	Bradford & Bingley PLC	1,263,031	BRI
266,800	Canadian Imperial Bank of Commerce(8)	14,678,317	CDA
1,218,000	Chiba Bank, Ltd. (The)	8,534,087	JPN
509,983	Commerzbank AG	15,127,441	GER
176,800	Commonwealth Bank of Australia	6,808,386	AUS
440,100	Credit Agricole SA	8,994,042	FRA
222,300	Credit Suisse Group	10,205,932	SWI
183,400	Danske Bank A/S	5,304,607	DEN
84,100	Deutsche Bank AG	7,262,757	GER
190,500	Dexia	3,047,316	BEL
824,200	DNB NOR ASA	10,486,170	NOR
279,200	Fortis	4,466,198	BEL
1,561,512	HBOS PLC	8,584,422	BRI
434,900	Hitachi Capital Corp.	7,003,616	JPN
1,082,900	Intesa Sanpaolo	6,184,786	ITA
319,800	Irish Life & Permanent PLC	3,328,195	IRE
242,597	Julius Baer Holding AG	16,386,073	SWI
253,800	Laurentian Bank of Canada	10,438,729	CDA
1,895,100	Lloyds TSB Group PLC	11,730,051	BRI
129,000	Macquarie Group, Ltd.(8)	6,015,107	AUS
2,004,238	Man Group PLC	24,910,963	BRI
6,387	Mizuho Financial Group, Inc.	29,834,271	JPN
105,500	Muenchener Rueckversicherungs-Gesellschaft AG	18,480,784	GER

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Banks and Financial Services (continued)

335,000	National Bank of Canada(8)	$16,636,658	CDA
435,900	Nordea Bank AB	6,014,710	SWE
12,070	SFCG Company, Ltd.	1,436,783	JPN
515,700	SNS Reaal	10,011,268	NET
238,003	Societe Generale	20,718,480	FRA
939,000	Sumitomo Trust and Banking Company, Ltd. (The)	6,561,548	JPN
119,100	Sun Life Financial, Inc.	4,899,721	CDA
396,719	Suncorp-Metway, Ltd.	4,959,303	AUS
228,878	Svenska Handelsbanken AB — Class A	5,453,593	SWE
182,300	Swedbank AB — Class A(8)	3,526,463	SWE
1,170,260	UBS AG	24,561,083	SWI

		481,669,275
	Broadcast Services/Media — 0.6%
321,400	Vivendi Universal SA	12,195,280	FRA
	Business Services and Supplies — 0.9%
1,117,000	Marubeni Corp.	9,330,687	JPN
2,119,178	Michael Page International PLC	9,866,785	BRI

		19,197,472
	Chemicals — 2.7%
6,140	Arkema	347,050	FRA
56,300	Ciba Specialty Chemicals AG(8)	1,626,916	SWI
45,103	K + S AG	26,011,849	GER
264,800	Methanex Corp.	7,484,099	CDA
514,400	Mitsubishi Chemical Holdings Corp.	2,993,824	JPN
171,800	Nova Chemicals Corp.	4,228,871	CDA
765,500	Sumitomo Bakelite Company, Ltd.	4,174,078	JPN
42,166	Wacker Chemie AG	8,813,705	GER

		55,680,392
	Computer Equipment, Software and Services — 1.6%
855,912	Autonomy Corp. PLC*	15,454,450	BRI
632,100	CGI Group, Inc. — Class A*	6,298,064	CDA
462,000	High Tech Computer Corp.	10,350,213	TWN
2,700	Open Text Corp.*(8)	86,399	CDA

		32,189,126
	Construction Services and Supplies — 1.3%
353,700	Barratt Developments PLC	408,620	BRI
8,800	Cementos Portland Valderrivas SA	667,819	SPA
15,600	Ciments Francais SA	2,556,598	FRA
84,600	Compagnie Generale de Geophysique Veritas (CGG — Veritas)	5,293,307	FRA
43,500	Lafarge SA	6,670,103	FRA
91,000	Maeda Road Construction Company, Ltd.	640,175	JPN
910,000	Sanwa Shutter Corp.(8)	3,445,119	JPN
94,539	Sodexo	6,209,894	FRA
897,035	Taylor Wimpey PLC	1,107,791	BRI

		26,999,426
	Consumer Goods and Services — 0.2%
302,100	Electrolux AB — Series B	3,862,498	SWE
	Diversified Operations and Services — 1.9%
257,200	BASF AG	17,744,845	GER
425,000	Mitsubishi Corp.	14,008,570	JPN
549,600	Sumitomo Corp.	7,220,342	JPN

		38,973,757
	Electronics — 0.4%
90,200	Sony Corp.	3,941,498	JPN
810,100	Toshiba Tec Corp.	5,058,119	JPN

		8,999,617
	Energy Services — 3.7%
1,689,812	Iberdrola Renovables*	13,089,781	SPA
481,700	LDK Solar Company, Ltd. (ADR)(8)	18,246,796	CHN
515,100	Renewable Energy Corp. A/S*	13,349,800	NOR
235,000	Vestas Wind Systems A/S	30,760,460	DEN

		75,446,837
	Food and Beverage — 3.7%
833,100	Cadbury PLC	10,495,770	BRI
157,360	Carlsberg A/S — Class B(8)	15,199,130	DEN
564,251	Compass Group PLC	4,265,213	BRI
86,500	East Asiatic Company, Ltd. (A/S Det Ostasiatiske Kompagni)	5,989,951	DEN
1,670,900	Foster’s Group, Ltd.	8,121,168	AUS

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Food and Beverage (continued)

280,500	Greene King PLC	$2,497,451	BRI
304,720	Nestle SA	13,769,150	SWI
1,537,300	Northern Foods PLC	1,883,174	BRI
799,400	Tate & Lyle PLC	6,329,332	BRI
251,928	Unilever NV — CVA	7,151,564	NET

		75,701,903
	Insurance — 5.7%
85,525	Allianz SE	15,067,876	GER
980,700	Amlin PLC	4,893,285	BRI
730,700	Aviva PLC	7,291,778	BRI
40,500	Fairfax Financial Holdings, Ltd.	10,366,284	CDA
1,939,300	Friends Provident PLC	3,947,776	BRI
564,500	ING Groep NV	18,002,179	NET
1,003,300	Milano Assicurazioni SpA	5,173,340	ITA
4,176,300	Old Mutual PLC	7,719,627	BRI
4,156,900	Royal & Sun Alliance Insurance Group PLC	10,399,581	BRI
311,100	SCOR SE	7,131,654	FRA
94,700	Swiss Re	6,308,389	SWI
75,400	Zurich Financial Services AG	19,301,160	SWI

		115,602,929
	Machinery — 0.9%
219,700	Heidelberger Druckmaschinen AG	4,507,164	GER
285,500	Komatsu, Ltd.	7,958,563	JPN
15,900	Rieter Holding AG	5,186,897	SWI

		17,652,624
	Manufacturing — 2.4%
63,934	Alstom	14,763,932	FRA
140,213	Gamesa Corporacion Tecnologica, SA	6,892,076	SPA
2,038,291	Hansen Transmissions*	10,921,319	BEL
1,126,300	IMI PLC	9,792,531	BRI
704,000	Kurabo Industries, Ltd.	1,445,327	JPN
1,155,936	Tomkins PLC	3,476,701	BRI
164,600	Trelleborg AB — Class B	2,487,127	SWE

		49,779,013
	Medical Equipment, Supplies, and Services — 0.2%
31,927	Synthes, Inc.*	4,400,491	USA
	Metals and Mining — 3.9%
33,520	ArcelorMittal	3,314,305	LUX
646,100	BlueScope Steel, Ltd.	7,023,812	AUS
47,100	Cameco Corp.	2,019,177	CDA
86,100	Companhia Vale do Rio Doce (ADR)	3,084,102	BRA
364,245	Eurasian Natural Resources Corp.*	9,671,200	KAZ
1,202,100	Minara Resources, Ltd.	3,745,278	AUS
37,300	Norddeutsche Affinerie AG	2,036,065	GER
80,200	Rautaruukki Oyj	3,669,432	FIN
302,400	ThyssenKrupp AG	18,987,413	GER
35,438	Vallourec SA	12,437,344	FRA
94,700	voestalpine AG	7,775,587	AST
68,466	Xstrata PLC	5,487,690	BRI

		79,251,405
	Office Equipment, Supplies, and Services — 1.1%
409,000	Brother Industries, Ltd.	5,619,730	JPN
193,900	Oce NV	2,390,388	NET
655,000	Ricoh Company, Ltd.	11,818,807	JPN
3,314,500	TPV Technology, Ltd.	1,725,848	HNG

		21,554,773
	Oil, Coal and Gas — 10.4%
2,245,100	BP PLC	26,082,371	BRI
1,593,200	Cosmo Oil Company, Ltd.	5,761,537	JPN
73,700	EnCana Corp.	6,747,702	CDA
822,300	Eni SpA	30,683,685	ITA
92,200	Gazprom (ADR)	5,384,480	SUR
987,100	Nippon Oil Corp.	6,628,076	JPN
174,800	Norsk Hydro ASA	2,553,428	NOR
139,900	Petro-Canada	7,835,333	CDA
52,800	Petroleo Brasileiro SA — Petrobras (ADR)	3,739,824	BRA
495,900	Repsol YPF SA	19,542,667	SPA
1,290,100	Royal Dutch Shell PLC — Class B	51,907,651	BRI
330,500	Seadrill, Ltd.	10,106,686	BER
735,500	Showa Shell Sekiyu KK	8,055,625	JPN
150,712	StatoilHydro ASA	5,619,298	NOR
245,600	Total SA	20,958,323	FRA

		211,606,686

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)

	Pharmaceuticals/Research and Development — 6.4%
453,800	AstraZeneca PLC	$19,361,571	BRI
338,900	Biovail Corp.	3,300,262	CDA
446,581	CSL, Ltd.	15,283,701	AUS
657,700	Elan Corp. PLC (ADR)*(8)	23,381,234	IRE
285,300	GlaxoSmithKline PLC	6,324,899	BRI
205,876	H Lundbeck A/S	4,694,213	DEN
96,401	Merck KGaA	13,704,086	GER
73,618	Novartis AG	4,053,656	SWI
324,400	Recordati SpA	2,530,774	ITA
333,700	Sanofi-Aventis	22,292,466	FRA
4,274,262	Sigma Pharmaceuticals, Ltd.	4,036,058	AUS
21,000	Tanabe Seiyaku Company, Ltd.	274,502	JPN
218,700	Teva Pharmaceutical Industries, Ltd. (ADR)	10,016,460	ISR

		129,253,882
	Retail — 2.0%
1,395,146	Arcandor AG*(8)	16,210,816	GER
2,866,911	Carphone Warehouse PLC(8)	11,300,994	BRI
366,700	Circle K Sunkus Company, Ltd.	6,444,057	JPN
1,912,500	Dixons Group PLC	1,695,189	BRI
590,900	JJB Sports PLC	1,327,050	BRI
10,300	Valora Holding AG	2,742,499	SWI

		39,720,605
	Retail: Restaurants — 0.1%
112,200	Plenus Company, Ltd.(8)	1,698,031	JPN
	Semiconductors — 1.8%
10,123,539	ARM Holdings PLC	17,190,297	BRI
338,691	ASML Holding NV	8,345,395	NET
193,400	Elpida Memory, Inc.*	6,192,588	JPN
520,647	Infineon Technologies AG*	4,533,122	GER

		36,261,402
	Telecommunications Equipment and Services — 6.1%
4,188,000	BT Group PLC	16,675,394	BRI
157,300	Elcoteq Network Corp. — Class A	1,287,837	FIN
1,588,500	MobileOne, Ltd.	2,194,980	SIN
3,900	Nippon Telegraph and Telephone Corp.	19,098,743	JPN
505,727	Nokia Oyj	12,333,787	FIN
13,800	NTT DoCoMo, Inc.	20,274,050	JPN
180,700	Orascom Telecom Holding SAE (GDR)	11,069,682	EGP
185,075	Research In Motion, Ltd.*	21,635,267	CDA
17,000	Swisscom AG	5,670,550	SWI
244,400	Telefonica SA	6,495,349	SPA
140,900	Vimpel – Communications (ADR)	4,181,912	SUR
395,600	VTech Holdings, Ltd.	2,384,584	BER

		123,302,135
	Toys — 1.4%
51,700	Nintendo Company, Ltd.	29,164,477	JPN
	Transportation — 0.6%
2,535,000	Neptune Orient Lines, Ltd.	6,018,191	SIN
1,367,100	Orient Overseas International, Ltd.	6,837,911	BER

		12,856,102
	Utilities — 0.8%
95,900	ATCO, Ltd. — Class I	4,897,041	CDA
643,700	Enel SpA	6,121,380	ITA
921,000	Hongkong Electric Holdings, Ltd.	5,510,231	HNG

		16,528,652

	Total Common Stocks (Cost $1,956,162,305)	1,946,514,279
	Rights — 0.2%
	Banks and Financial Services
529,264	Barclays PLC(14)	2,972,886	BRI
624,605	HBOS PLC — NPR	133,743	BRI

	Total Rights (Cost $0)	3,106,629
Principal

	Securities Lending Collateral — 5.7%
$115,136,610	Securities Lending Collateral Investment (Note 4) (Cost $115,136,610)	115,136,610	USA

	Total Securities (Cost $2,071,298,915)	2,064,757,518

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Principal		Value	Country

	Repurchase Agreements — 2.5%
$50,800,042	With State Street Bank and Trust, dated 06/30/08, 1.05%, due 07/01/08, repurchase proceeds at maturity $50,801,523 (Collateralized by Federal Home Loan Bank, 2.55%, due 11/19/08, with a value of $51,573,750 and Freddie Mac Adjustable Rate Mortgage, 2.82%, due 12/15/35, with a value of $816,805) (Cost $50,800,042)	$50,800,042	USA

	Total Investments — 104.1%
	(Cost $2,122,098,957)	2,115,557,560
	Liabilities less other assets — (4.1)%	(82,707,528)

	Net Assets — 100.0%	$2,032,850,032

The aggregate cost of securities for federal income tax purposes at June 30, 2008 is $2,122,098,957.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$242,672,734
Gross unrealized depreciation	(249,214,131)

Net unrealized depreciation	$(6,541,397)

See summary of footnotes and abbreviations to portfolios.

See notes to financial statements.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2008
(Unaudited)

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	3.13%
Austria (AST)	0.37
Belgium (BEL)	0.87
Bermuda (BER)	1.00
Brazil (BRA)	0.32
Canada (CDA)	7.44
Cayman Islands (CAY)	1.34
Denmark (DEN)	2.93
Egypt (EGP)	0.52
Finland (FIN)	0.82
France (FRA)	8.64
Germany (GER)	8.68
Greece (GRC)	0.34
Hong Kong (HNG)	0.44
Ireland (IRE)	2.15
Israel (ISR)	0.47
Italy (ITA)	2.79
Japan (JPN)	14.80
Kazakhstan (KAZ)	0.46
Luxembourg (LUX)	0.16
New Zealand (NZE)	0.08
Norway (NOR)	1.51
Portugal (POR)	0.23
Russia (SUR)	0.45
Singapore (SIN)	0.63
Spain (SPA)	4.13
Sweden (SWE)	1.14
Switzerland (SWI)	5.72
Taiwan (TWN)	0.49
The Netherlands (NET)	2.17
United Kingdom (BRI)	17.73
United States (USA)	8.05

Total Percentage	100.00%

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
June 30, 2008
(Unaudited)

Footnotes:

*	Non-income producing security.
144A	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)	Variable rate security. The rate shown was in effect at June 30, 2008.
2)	Quarterly reset provision. The rate shown was in effect at June 30, 2008.
3)	Monthly reset provision. The rate shown was in effect at June 30, 2008.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at June 30, 2008.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at June 30, 2008.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at June 30, 2008.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at June 30, 2008.

Series	Market Value	Percentage
High Yield Bond	$4,011,406	0.65%
Value Fund	4,398,421	3.84
International Equity	2,972,886	0.15

15)	A portion of the market value of the repurchase agreement represents the investment of the $2,400,000 cash received as collateral for open swap contracts.
16)	Principal amount for this security is denominated in Euros.
17)	Principal amount for this security is denominated in Japanese Yen.
18)	Principal amount for this security is denominated in New Zealand Dollars.

Abbreviations:
ADR	American Depository Receipt.
FDR	Foreign Depository Receipt.
GDR	Global Depository Receipt.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PIPE	Private Investment in Public Equity. Involves the selling of publicly traded shares to private investors. Shares are sold at a slight discount to the public market price, and the issuer typically agrees to use its best efforts to register the resale of those same securities for the benefit of the purchaser.
REG S	Security is sold under Regulation S of the Securities Act of 1933, which governs offers and sales outside the US without registration under the Securities Act of 1933. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
• Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
• Footnotes and abbreviations may or may not appear in each portfolio of investments.

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO COMPOSITION

June 30, 2008
(Unaudited)

The following charts summarize the portfolio composition of each Series by asset type as a percentage of net assets.

Money Market Series
Short Term US Government Agency Securities	64.8%
Repurchase Agreements/Cash Equivalents	29.4
Short Term Corporate Notes	4.9
Yankee Certificates of Deposit	0.9
Other assets less liabilities	0.0 *

100.0%

High Quality Bond Series
Corporate Bonds and Notes	68.8%
US Government Agency Securities	22.9
US Treasury Securities	4.4
Securities Lending Collateral	3.5
Municipal Bonds	1.2
Foreign Government Obligations	0.8
Repurchase Agreements/Cash Equivalents	0.7
Short Term US Government Agency Securities	0.6
Liabilities less other assets	(2.9)

100.0%

Inflation-Protected Securities Series
US Treasury Securities	91.2%
US Government Agency Securities	5.5
Short Term US Government Agency Securities	3.4
Corporate Bonds and Notes	3.3
Repurchase Agreements/Cash Equivalents	1.6
Call Options Written	(0.0)*
Put Options Written	(0.2)
Liabilities less other assets	(4.8)

100.0%

Core Bond Series
Corporate Bonds and Notes	56.9%
US Government Agency Securities	49.8
US Treasury Securities	5.7
Securities Lending Collateral	3.5
Foreign Government Obligations	1.3
Short Term US Government Agency Securities	1.1
Preferred Stocks	0.9
Repurchase Agreements/Cash Equivalents	0.6
Purchased Call Options	0.3
Purchased Put Options	0.1
Call Options Written	(0.1)
Put Options Written	(0.2)
Liabilities less other assets	(6.6)
Securities Sold Short	(13.3)

100.0%

Total Return Bond Series
Corporate Bonds and Notes	49.0%
US Government Agency Securities	46.0
Repurchase Agreements/Cash Equivalents	15.9
US Treasury Securities	15.6
Securities Lending Collateral	9.0
Foreign Government Obligations	0.6
Preferred Stocks	0.4
Municipal Bonds	0.1
Convertible Bonds	0.0 *
Purchased Call Options	0.0 *
Purchased Put Options	0.0 *
Call Options Written	(0.0)*
Put Options Written	(0.0)*
Liabilities less other assets	(36.6)

100.0%

High Yield Bond Series
Corporate Bonds and Notes	85.4%
Repurchase Agreements/Cash Equivalents	8.5
Loan Participations	5.0
Convertible Preferred Stocks	0.9
Preferred Stocks	0.4
Common Stocks	0.2
Convertible Bonds	0.2
Liabilities less other assets	(0.6)

100.0%

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO COMPOSITION (Continued)

June 30, 2008
(Unaudited)

Balanced Series
Common Stocks	59.0%
Corporate Bonds and Notes	26.5
US Government Agency Securities	18.5
Securities Lending Collateral	4.2
Repurchase Agreements/Cash Equivalents	1.3
Municipal Bonds	0.5
Foreign Government Obligations	0.4
Preferred Stocks	0.3
US Treasury Securities	0.0 *
Convertible Bonds	0.0 *
Purchased Put Options	0.0 *
Call Options Written	(0.0)*
Liabilities less other assets	(10.7)

100.0%

Large Value Series (formerly, Value & Income)
Common Stocks	99.6%
Securities Lending Collateral	7.6
Repurchase Agreements/Cash Equivalents	0.4
Liabilities less other assets	(7.6)

100.0%

Value Series
Common Stocks	94.2%
Securities Lending Collateral	12.2
Preferred Stocks	3.8
Repurchase Agreements/Cash Equivalents	2.0
Liabilities less other assets	(12.2)

100.0%

Large Core Series (formerly, Growth & Income)
Common Stocks	98.8%
Securities Lending Collateral	7.6
Repurchase Agreements/Cash Equivalents	1.5
Liabilities less other assets	(7.9)

100.0%

Large Growth Series (formerly, Equity Growth)
Common Stocks	98.1%
Securities Lending Collateral	4.3
Repurchase Agreements/Cash Equivalents	1.6
Liabilities less other assets	(4.0)

100.0%

Growth Series (formerly, Aggressive Equity)
Common Stocks	100.3%
Securities Lending Collateral	8.2
Repurchase Agreements/Cash Equivalents	0.3
Liabilities less other assets	(8.8)

100.0%

Mid Value Series (formerly, Mid-Cap Value)
Common Stocks	94.2%
Securities Lending Collateral	12.0
Repurchase Agreements/Cash Equivalents	5.4
Convertible Bonds	0.0 *
Liabilities less other assets	(11.6)

100.0%

Mid Growth Series (formerly, Mid-Cap Growth)
Common Stocks	96.5%
Securities Lending Collateral	11.0
Repurchase Agreements/Cash Equivalents	4.3
Liabilities less other assets	(11.8)

100.0%

Small Value Series (formerly, Small-Cap Value)
Common Stocks	96.4%
Securities Lending Collateral	22.9
Repurchase Agreements/Cash Equivalents	3.2
Liabilities less other assets	(22.5)

100.0%

Small Core Series (formerly, Special Equity)
Common Stocks	96.5%
Securities Lending Collateral	19.0
Repurchase Agreements/Cash Equivalents	3.1
Short Term US Treasury Securities	0.1
Preferred Stocks	0.1
Rights	0.0 *
Warrants	0.0 *
Liabilities less other assets	(18.8)

100.0%

Small Growth Series (formerly, Small-Cap Growth)
Common Stocks	99.9%
Securities Lending Collateral	22.3
Repurchase Agreements/Cash Equivalents	0.4
Liabilities less other assets	(22.6)

100.0%

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIO COMPOSITION (Continued)

June 30, 2008
(Unaudited)

International Equity Series
Common Stocks	95.7%
Securities Lending Collateral	5.7
Repurchase Agreements/Cash Equivalents	2.5
Rights	0.2
Liabilities less other assets	(4.1)

100.0%

* Amount rounds to less than 0.05%.

See notes to financial statements.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. Organization and Business

Transamerica Partners Portfolios (formerly, the Diversified Investors Portfolios) (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Large Value Portfolio (formerly, the Value & Income Portfolio), the Value Portfolio, the Large Core Portfolio (formerly, the Growth & Income Portfolio), the Large Growth Portfolio (formerly, the Equity Growth Portfolio), the Growth Portfolio (formerly, the Aggressive Equity Portfolio), the Mid Value Portfolio (formerly, the Mid-Cap Value Portfolio), the Mid Growth Portfolio (formerly, the Mid-Cap Growth Portfolio), the Small Value Portfolio (formerly, the Small-Cap Value Portfolio), the Small Core Portfolio (formerly, the Special Equity Portfolio), the Small Growth Portfolio (formerly, the Small-Cap Growth Portfolio), and the International Equity Portfolio (each a “Series”). The effective date of name changes for selected Series was May 1, 2008. The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Large Value — The Series’ goal is to provide a high level of current income through investment in a diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Large Core — The Series’ goal is to provide capital appreciation and current income.

Large Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Growth — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Mid Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

1. Organization and Business (continued)

Small Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Core — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. Significant Accounting Policies

     A. Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. Swap agreements are normally valued in the basis of broker quotes. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, all Series apply fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

     B. Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

None of the Series isolates realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those Series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series’ Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

As of June 30, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 8.

     E. Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended June 30, 2008 were as follows:

	Inflation-Protected
	Securities		Core Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2007	—	$—	217	$123,969
Call options written	59	50,057	35,600,328	1,846,749
Call options terminated in closing purchase transactions	—	—	(325)	(181,042)
Call options expired	—	—	—	—

Written call options outstanding at June 30, 2008	59	$50,057	35,600,220	$1,789,676

Written put options outstanding at December 31, 2007	—	$—	—	$—
Put options written	65,700,059	405,623	170,600,583	2,773,824
Put options terminated in closing purchase transactions	—	—	(363)	(214,468)
Put options expired	—	—	—	—

Written put options outstanding at June 30, 2008	65,700,059	$405,623	170,600,220	$2,559,356

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

	Total Return Bond		Balanced
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2007	141	$101,733	56	$40,189
Call options written	456	255,982	127	70,699
Call options terminated in closing purchase transactions	(596)	(357,189)	(182)	(110,356)
Call options expired	—	—	—	—

Written call options outstanding at June 30, 2008	1	$526	1	$532

Written put options outstanding at December 31, 2007	118	$96,535	43	$35,254
Put options written	488	346,717	134	94,095
Put options terminated in closing purchase transactions	(605)	(442,382)	(177)	(129,349)
Put options expired	—	—	—	—

Written put options outstanding at June 30, 2008	1	$870	—	$—

     F. Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or losses reflected in the Series’ Statement of Assets and Liabilities.

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Open futures contracts as of June 30, 2008:

				Value as of	Net Unrealized
	Number of			June 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Inflation-Protected Securities	68 Long	90 Day Euro Future	June 2009	$16,399,900	$(97,857)
	105 Long	Euribor Future	September 2008	22,731	355
	70 Long	US Treasury Note 5 Year Future	September 2008	7,738,828	16,273
	4 Short	90 Day Euro Future	December 2008	968,200	(2,536)
	68 Short	90 Day Euro Future	June 2010	16,247,750	128,343
	103 Short	US Long Bond Future	September 2008	11,906,156	(293,095)
	238 Short	US Treasury Note 2 Year Future	September 2008	50,266,344	(235,807)
	70 Short	US Treasury Note 10 Year Future	September 2008	7,974,531	792

					$(483,532)

Core Bond	337 Long	90 Day Euro Future	December 2008	$81,570,850	$(708,841)
	600 Long	90 Day Euro Future	March 2009	145,020,000	302,345
	181 Long	90 Day Euro Future	June 2009	43,652,675	(230,850)
	253 Long	Euro Bund Future	September 2008	44,043,995	(524,683)
	1841 Long	US Treasury Note 10 Year Future	September 2008	209,730,172	1,248,915
	383 Short	90 Day Euro Future	June 2010	91,513,063	831,087
	258 Short	US Long Bond Future	September 2008	29,823,188	(638,732)
	1526 Short	US Treasury Note 2 Year Future	September 2008	322,295,969	(2,093,889)
	2931 Short	US Treasury Note 5 Year Future	September 2008	324,035,789	(332,721)

					$(2,147,369)

Total Return Bond	107 Long	90 Day Euro Future	September 2008	$25,966,225	$(23,747)
	44 Long	90 Day Euro Future	December 2008	10,650,200	(41,883)
	352 Long	90 Day Euro Future	March 2009	85,078,400	(257,573)
	51 Long	90 Day British Pound Sterling
		LIBOR Future	September 2008	47,693,852	(706,413)
	106 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	24,749,110	(411,465)
	107 Long	90 Day LIBOR Future	March 2009	24,991,916	7,194
	39 Long	Euribor Future	September 2008	14,571,830	(241,426)
	124 Long	Euribor Future	December 2008	46,243,092	(453,733)
	154 Long	Euro BOBL Future	September 2008	25,647,979	(251,635)
	94 Long	US Long Bond Future	September 2008	10,865,813	48,257
	58 Long	US Treasury Note 2 Year Future	September 2008	12,249,781	(1,806)
	39 Long	US Treasury Note 5 Year Future	September 2008	4,311,633	1,110
	135 Short	US Treasury Note 10 Year Future	September 2008	15,379,453	26,130

					$(2,306,990)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

				Value as of	Net Unrealized
	Number of			June 30,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Balanced	35 Long	90 Day Euro Future	September 2008	$8,493,625	$(1,913)
	17 Long	90 Day Euro Future	December 2008	4,114,850	(5,485)
	113 Long	90 Day Euro Future	March 2009	27,312,100	(74,103)
	5 Long	90 Day Euro Future	June 2009	1,205,875	4,475
	5 Long	90 Day Euro Future	September 2009	1,202,688	2,975
	15 Long	90 Day British Pound Sterling
		LIBOR Future	September 2008	14,027,604	(208,125)
	31 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	7,237,947	(120,321)
	27 Long	90 Day LIBOR Future	March 2009	6,306,372	1,900
	11 Long	Euribor Future	September 2008	4,110,004	(68,094)
	40 Long	Euribor Future	December 2008	14,917,127	(141,067)
	40 Long	Euro BOBL Future	September 2008	6,661,813	(64,141)
	13 Long	S&P 500 Emini Future	September 2008	832,715	(51,280)
	52 Long	US Long Bond Future	September 2008	6,010,875	26,248
	31 Long	US Treasury Note 2 Year Future	September 2008	6,547,297	(483)
	66 Short	US Treasury Note 5 Year Future	September 2008	7,296,609	(3,713)
	32 Short	US Treasury Note 10 Year Future	September 2008	3,645,500	7,887

					$(695,240)

Large Core	2 Long	NASDAQ 100 Future	September 2008	$369,200	$(29,021)
	4 Long	S&P 500 Future	September 2008	1,281,100	(77,440)

					$(106,461)

Small Core	7 Long	Russell 2000 Future	September 2008	$2,420,950	$(66,110)

BOBL - Bundesobligationen
Euribor - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Core Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $4,257,851 of cash, and the Balanced Series has segregated $1,782,319 of cash as collateral for their respective open futures contracts.

     G. Swap Agreements:

Each Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.

An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

foreign currency and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a Series is a protection seller it will receive premium payments (if there is no event) and generally will receive an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains or losses over the payment period, while the other receives a specified cash flow based on the same notional amount.

Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.

Premiums paid or received by a Series are recorded as unrealized appreciation/(depreciation) in the Statement of Operations. Contracts are marked-market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

From time to time, a Series will receive cash as collateral pledged for various swap agreements from brokers. Upon receipt of the cash, the Series will, in turn, invest the collateral proceeds in short term, highly liquid investments. At June 30, 2008, this amount had reached a cumulative total of $2,400,000 in the Core Bond Series. This cash collateral was invested in the repurchase agreement for the Core Bond Series.

During the period ended June 30, 2008, the Core Bond Series entered into interest rate and total return swaps.

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Outstanding swap agreements as of June 30, 2008:

Core Bond Series

Interest Rate Swaps:

	Payments Made by	Payments Received
Swap Counterparty	the Series	by the Series	Termination Date	Notional Amount		Value

Citigroup Global Markets	3 month LIBOR	2.74% semi-annual	02/14/10	$124,100,000		$(473,197)
Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/20/10	100,000,000		4,609,791
Citigroup Global Markets	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000		4,434,402
Citigroup Global Markets	3 month LIBOR	5.53% semi-annual	06/05/17	17,800,000		1,220,753
Citigroup Global Markets	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000		(3,651,903)
Citigroup Global Markets	5.31% semi-annual	3 month LIBOR	10/16/17	133,900,000		(7,434,407)
Deutsche Bank AG	6 month LIBOR	5.14% semi-annual	04/17/13	11,300,000	(1)	(891,709)
Deutsche Bank AG	6 month LIBOR	5.29% semi-annual	04/22/13	11,300,000	(1)	(739,500)
Deutsche Bank AG	3 month LIBOR	4.27% semi-annual	07/01/13	82,600,000		(1,301)
Deutsche Bank AG	4.31% semi-annual	3 month LIBOR	01/17/18	28,800,000		372,911
Deutsche Bank AG	4.68% semi-annual	3 month LIBOR	07/01/18	46,300,000		(2,491)
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000		15,549,352
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.31% semi-annual	06/11/13	109,400,000		344,971
Goldman Sachs Capital Markets, LP	4.56% semi-annual	3 month LIBOR	01/04/18	53,600,000		(435,967)
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.89% semi-annual	06/16/18	40,000,000		697,110
Wachovia Securities	3 month LIBOR	5.20% semi-annual	09/07/11	100,000,000		5,224,042

						$18,822,857

Total Return Swaps:

		Payments	Payments
	Referenced	made by the	received by	Termination
Swap Counterparty	Obligation	Series	the Series	Date	Notional Amount	Value
Deutsche Bank AG	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index	3.57% monthly	Lehman Collaterized Mortgage-Backed Securities US Investment-Grade 8.5+ Index + 150 bps.	08/01/08	$13,990,000	$(512,048)

(1)	Notional amount expressed in British Pound Sterling.

LIBOR — London Interbank Offered Rate.

     H. Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended (the “1940 Act”). Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     I. Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

The Core Bond Series, Total Return Bond Series, and Balanced Series had TBA dollar rolls outstanding as of June 30, 2008, which are included in receivable for securities sold and payable for securities purchased on the Statement of Assets and Liabilities.

     J. Loan Participations/Assignments:

Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

     K. Commission Recapture:

The sub-advisors of certain Series, to the extent consistent with the best execution and usual commission rate policies and practices, have elected to place security transactions of the Series with broker/dealers with which other Funds or Series advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer from security transactions to a Series. In no event will commissions paid by the

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Series be used to pay expenses that would otherwise be borne by any other Funds or Series advised by TAM or by any other party.

Recaptured commissions during the period ended June 30, 2008 are included in net realized gains on the Statement of Operations and are summarized as follows:

Series	Commissions

Large Value	$73,731
Large Growth	95,022
Growth	56,603
Mid Value	50,894
Mid Growth	17,532
Small Value	139,006
Small Core	36,303
Small Growth	30,334
International Equity	43,292

     L. Federal Income Taxes:

It is the Series’ policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

Each Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

     M. Security Transactions and Investment Income:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     N. Operating Expenses:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among all Series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     O. Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of

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NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     P. Other:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     Q. Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principals and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 became effective for financial statements issued for fiscal years beginning after November 15, 2007 and was adopted by the Series on January 1, 2008.

Various inputs are used in determining the value of each Series’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

The following is a summary of the inputs used to value each Series’ net assets as of June 30, 2008:

				Total Investments in
	Investments in Securities			Securities (net of
	(net of Call and Put Options Written)			Call and Put	Other Financial Instruments*
Series	Level 1	Level 2	Level 3	Options Written)	Level 1	Level 2	Level 3

Money Market	$—	$1,173,102,913	$—	$1,173,102,913	$—	$—	$—
High Quality	18,486,913	521,266,434	—	539,753,347	—	—	—
Inflation-Protected Securities	—	539,852,122	—	539,852,122	—	(347,463)	—
Core Bond	88,585,726	2,048,143,517	—	2,136,729,243	—	16,245,083	—
Total Return Bond	39,122,919	526,828,514	—	565,951,433	—	(2,321,428)	—
High Yield	6,415,339	610,757,832	—	617,173,171	—	—	—
Balanced	160,725,297	119,457,598	—	280,182,895	—	(699,308)	—
Large Value	2,543,593,911	10,097,212	—	2,553,691,123	—	—	—
Value	121,890,263	6,694,910	—	128,585,173	—	—	—
Large Core	510,098,504	7,298,597	—	517,397,101	—	(106,461)	—
Large Growth	1,942,291,693	30,065,435	—	1,972,357,128	—	—	—
Growth	350,015,998	1,097,615	—	351,113,613	—	—	—
Mid Value	963,274,262	49,035,809	—	1,012,310,071	—	—	—
Mid Growth	394,036,724	15,758,106	—	409,794,830	—	—	—
Small Value	252,329,528	6,762,889	—	259,092,417	—	—	—
Small Core	772,565,300	21,131,780	—	793,697,080	—	(66,110)	—
Small Growth	274,208,194	813,732	—	275,021,926	—	—	—
International Equity	2,061,650,889	53,906,671	—	2,115,557,560	—	(127,042)	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

In addition, in March 2008, FASB issued Standard No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 will require enhanced disclosure regarding each Series’ derivative and hedging activities. Management is currently evaluating the impact FAS 161 will have on the Series’ financial statements. FAS 161 is effective for fiscal years beginning after November 15, 2008.

3. Fees and Transactions with Affiliates

Transamerica Financial Life Insurance Company (“TFLIC”), a wholly-owned subsidiary of AEGON USA, LLC (“AEGON USA”), is an affiliate of Transamerica Asset Management, Inc. (the “Advisor” or “TAM”). TAM is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) (“Western Reserve”) and AUSA Holding Company (23%)(“AUSA”), both of which are indirect, wholly owned subsidiaries of AEGON NV. AUSA is wholly owned by AEGON USA, a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is owned by AEGON US Holding Corporation, which is owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is owned by The AEGON Trust, which is owned by AEGON International B.V., which is owned by AEGON NV,

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

3. Fees and Transactions with Affiliates (continued)

a Netherlands corporation, and a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series as follows:

Investment
TFLIC Sub-account	in Series

Money Market	5.65%
High Quality Bond	12.27
Inflation-Protected Securities	12.73
Core Bond	7.89
High Yield Bond	5.28
Balanced	31.80
Large Value	9.07
Large Core	35.52
Large Growth	16.65
Growth	27.07
Mid Value	4.05
Mid Growth	0.94
Small Value	0.80
Small Core	23.27
Small Growth	0.74
International Equity	11.02

The Advisor manages the assets of each Series of pursuant to the Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series’ average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the Subadvisors listed in the table below (each a “Subadvisor”, collectively the “Subadvisors”). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

3. Fees and Transactions with Affiliates (continued)

		Advisory
Series	Series Subadvisor	Fee (%)

Money Market	GE Asset Management, Inc.	0.25
High Quality Bond	Merganser Capital Management, LP	0.35	(1)
Inflation-Protected Securities	BlackRock Financial Management, Inc.	0.35
Core Bond	BlackRock Financial Management, Inc.	0.35
Total Return Bond	Western Asset Management Company	0.35	(1)
	Western Asset Management Company, Ltd.
High Yield Bond	Eaton Vance Management	0.55
Balanced	Goldman, Sachs Asset Management, LP	0.45	(1)
	Western Asset Management Company
	Western Asset Management Company, Ltd.
Large Value	AllianceBernstein, LP	0.45
	TCW Investment Management Company
Value	Hotchkis and Wiley Capital Management, LLC	0.50	(1)
Large Core	Aronson+Johnson+Ortiz, LP	0.60	(1)
	Blackrock Financial Management, Inc.
Large Growth	Marsico Capital Management, LLC	0.62	(1)
	OFI Institutional Asset Management, Inc.
	Wellington Management Company, LLP
Growth	Turner Investment Partners, Inc.	0.77	(1)
Mid Value	Cramer, Rosenthal, McGlynn, LLC	0.67	(1)
	LSV Asset Management
	RiverSource Investments, LLC
Mid Growth	Columbus Circle Investors	0.72	(1)
Small Value	Mesirow Financial Investment Management, Inc.	0.82	(1)
	OFI Institutional Asset Management, Inc.
Small Core	INVESCO Institutional (NA), Inc.	0.80	(1)
	Mazama Capital Management(a)
	RS Investment Management Co., LLC
	Wellington Management Company, LLP
Small Growth	Perimeter Capital Partners LLC	0.87	(1)
International Equity	LSV Asset Management	0.75
	Wellington Management Company, LLP

(1)	For the six-months ended June 30, 2008, the Advisor voluntarily waived a portion of its fee.

(a)	Effective July 7, 2008, Fort Washington Advisors, Inc. replaced Mazama Capital Management.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

3. Fees and Transactions with Affiliates (continued)

For the period ended June 30, 2008, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

Series	Expense Cap

Money Market	30 basis points (b.p.)
High Quality Bond	40 b.p.
Inflation-Protected Securities	40 b.p.
Core Bond	40 b.p.
Total Return Bond	40 b.p.
High Yield Bond	60 b.p.
Balanced	50 b.p.
Large Value	50 b.p.
Value	55 b.p.
Large Core	65 b.p.
Large Growth	65 b.p.
Growth	80 b.p.
Mid Value	70 b.p.
Mid Growth	75 b.p.
Small Value	85 b.p.
Small Core	85 b.p.
Small Growth	90 b.p.
International Equity	90 b.p.

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the period ended June 30, 2008 amounted to $127,163.

Each eligible non-affiliated trustee may elect participation in a non-qualified deferred compensation plan (“the Plan”). Under the Plan, such trustees may defer payment of all or a portion of their total fees earned as a Series trustee. Each trustee who is a participant in the Plan may elect that the earnings, gains or losses credited to his/her deferred fee amounts be determined based on a deemed investment in investment options in Transamerica Partners Institutional Funds Group, Transamerica Institutional Asset Allocation Funds, Class A shares of any series of Transamerica Funds and/or funds of Transamerica Investors, Inc.

4. Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

4. Securities Lending (continued)

but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

Any compensation (net of related expenses) received by a Series for lending its securities, as described above, is reported on its respective Statement of Operations. This includes interest income on short-term investments purchased with cash collateral received.

At June 30, 2008, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$18,116,225	$18,486,913
Core Bond	68,674,221	70,464,218
Total Return Bond	36,525,534	37,293,929
Balanced	10,199,162	10,525,798
Large Value	170,249,759	179,366,896
Value	13,228,869	14,023,071
Large Core	35,267,275	36,530,365
Large Growth	79,343,167	82,275,851
Growth	25,733,140	26,436,664
Mid Value	102,364,416	108,833,998
Mid Growth	39,006,961	40,244,756
Small Value	46,103,207	48,398,974
Small Core	120,657,756	126,808,380
Small Growth	47,433,802	49,977,334
International Equity	109,682,251	115,136,610

Each Series has invested the cash collateral received from securities loaned in the State Street Navigator Securities Lending Trust-Prime Portfolio (the “Prime Portfolio”). The Prime Portfolio is a money market mutual fund registered under the 1940 Act, and was yielding 2.66% at June 30, 2008.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

5. Purchases and Sales of Investments

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2008 were as follows:

		Cost of	Proceeds
Series		Purchases	From Sales

High Quality Bond	US Government Obligations	$192,137,649	$335,532,125
	Other	57,572,304	185,461,543
Inflation-Protected Securities	US Government Obligations	611,979,979	259,464,983
	Other	20,257,033	7,653,602
Core Bond	US Government Obligations	6,273,769,168	6,240,626,970
	Other	320,069,610	288,961,832
Total Return Bond	US Government Obligations	961,959,941	950,097,261
	Other	41,619,825	18,701,195
High Yield Bond	Other	230,524,330	143,167,198
Balanced	US Government Obligations	171,640,497	195,227,629
	Other	70,295,804	94,370,617
Large Value	Other	297,795,578	572,190,314
Value	Other	66,039,182	58,734,060
Large Core	Other	326,115,965	672,479,823
Large Growth	Other	1,061,887,030	1,301,730,540
Growth	Other	398,423,411	424,872,383
Mid Value	Other	297,966,729	291,545,155
Mid Growth	Other	348,398,495	312,133,275
Small Value	Other	184,348,679	144,766,746
Small Core	Other	358,087,589	531,788,386
Small Growth	Other	242,928,339	164,137,644
International Equity	Other	1,819,605,627	1,702,247,197

6. Legal and Regulatory Matters

On December 12, 2003, the Series Portfolio received a copy of a complaint (the “Complaint”) filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J. P. Morgan Securities, Inc. et al. The Complaint names as defendants the Inflation-Protected Securities Portfolio and the Large Value Portfolio (formerly, Value & Income Portfolio) (the “Subject Portfolios”) and alleges that Enron Corp. (“Enron”) transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the “Notes”) and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the “Bankruptcy Code”). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Inflation-Protected Securities Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Large Value Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546 (e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an answer to the Complaint on July 29, 2005. All discovery has now closed. The defendants moved for summary judgment on April 29, 2008. The issues before the Court on summary judgment have been fully briefed, and hearings are

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

6. Legal and Regulatory Matters (continued)

scheduled to take place on September 25 and 26, 2008. Because the Court has not yet held hearing on the motions, it is too early to predict whether the defendants will succeed at summary judgment, or whether Enron ultimately will prevail, in whole or in part, in its claims against the Subject Portfolios. Though the Subject Portfolios continue to defend against the allegations made against them in the Complaint, it should be noted that certain other similarly situated defendants have chosen to settle the claims raised against them.

7. Concentrations and Indemnifications

Some Series may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As June 30, 2008, the Value Series and Large Growth Series invested approximately 14.26% and 13.50% respectively, of its portfolio in issuers outside the United States.

As of June 30, 2008, substantially all of the International Equity Series’ net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of June 30, 2008, the International Equity Series invested approximately 14.79% and 17.73%, respectively, of its portfolio in issuers in Japan and United Kingdom, respectively.

The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

Credit risk is measured by the loss a Series would record if its counter-parties failed to perform pursuant to the terms of their obligations to the Series. Since certain Series enters into various types of debt obligations including private placements, swap agreements, forward currency contracts, spot contracts, forward commitments and over-the-counter options, credit exposure exists with counterparties.

In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

8. Foreign Currency Forward, Spot and Cross Currency Contracts

As of June 30, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series had entered into foreign currency forward, spot and cross

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
	Foreign	In	Settlement	Value	Appreciation/
	Currency	Exchange For	Date	at 06/30/08	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	22,700	$45,209	07/01/08	$45,216	$7
Canadian Dollar	18,803	18,608	07/01/08	18,439	(169)
Euro	1,313	2,067	07/01/08	2,066	(1)
Euro	130,872	202,897	07/23/08	205,840	2,943
Euro	4,803,200	7,403,129	07/23/08	7,554,635	151,506
Euro	10,000	15,447	07/23/08	15,729	282
Euro	98,217	154,597	07/23/08	154,479	(118)

Total					$154,450

Sale Contracts:
Euro	1,460,000	$2,308,153	07/23/08	$2,296,337	$11,816
Euro	1,296,500	2,008,687	07/23/08	2,039,179	(30,492)
Euro	53,720	83,078	07/23/08	84,493	(1,415)
Euro	2,240,905	3,526,281	07/23/08	3,524,571	1,710

Total					$(18,381)

Core Bond
Purchase Contracts:
British Pound Sterling	515,000	$1,014,475	07/23/08	$1,024,203	$9,728
Euro	1,400,000	2,185,834	07/23/08	2,201,967	16,133
New Zealand Dollar	93,580	70,892	07/23/08	71,074	182

Total					$26,043

Sale Contracts:
Euro	764,896	$1,204,750	07/01/08	$1,204,290	$460
Euro	5,471,426	8,609,819	07/23/08	8,605,643	4,176
Euro	1,365,500	2,114,026	07/23/08	2,147,704	(33,678)
New Zealand Dollar	5,441,000	4,217,096	07/23/08	4,132,454	84,642

Total					$55,600

Total Return Bond
Sale Contracts:
British Pound Sterling	999,000	$1,966,631	08/05/08	$1,984,829	$(18,198)
Euro	2,542,619	4,022,118	08/05/08	3,996,562	25,556
Euro	655,566	1,008,641	08/05/08	1,030,437	(21,796)

Total					$(14,438)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	at 06/30/08	(Depreciation)

Balanced
Sale Contracts:
British Pound Sterling	555,000	$1,092,573	08/05/08	$1,102,683	$(10,110)
Euro	161,370	1,645,774	08/05/08	1,635,317	10,457
Euro	1,040,391	249,231	08/05/08	253,646	(4,415)

Total					$(4,068)

International Equity
Purchase Contracts:
British Pound Sterling	313,843	$625,612	07/02/08	$625,128	$(484)
British Pound Sterling	233,056	464,240	07/03/08	464,178	(62)
British Pound Sterling	4,956,000	9,702,609	09/05/08	9,823,045	120,436
British Pound Sterling	4,311,000	8,441,714	09/05/08	8,544,622	102,908
British Pound Sterling	7,667,000	15,004,549	09/05/08	15,196,385	191,836
Euro	459,475	723,457	07/03/08	723,384	(73)
Swiss Franc	4,152,519	4,074,349	07/03/08	4,064,970	(9,379)

Total					$405,182

Sale Contracts:
British Pound Sterling	32,747	$65,098	07/01/08	$65,226	$(128)
British Pound Sterling	8,467,000	16,542,232	09/05/08	16,782,026	(239,794)
British Pound Sterling	8,467,000	16,541,216	09/05/08	16,782,026	(240,810)
Euro	6,854,679	10,784,241	07/01/08	10,792,350	(8,109)
Euro	2,408,111	3,793,978	07/01/08	3,791,450	2,528
Euro	3,503,012	5,524,920	07/02/08	5,515,318	9,602
Euro	1,150,644	1,816,786	07/02/08	1,811,631	5,155
Hong Kong Dollar	3,552,551	455,251	07/02/08	455,616	(365)
Japanese Yen	108,157,197	1,003,984	07/01/08	1,018,573	(14,589)
Japanese Yen	59,290,036	558,602	07/01/08	558,366	236
Japanese Yen	274,837,726	2,584,883	07/02/08	2,588,291	(3,408)
Japanese Yen	3,084,195,686	2,903,592	07/02/08	2,904,549	(957)
Japanese Yen	230,884,776	2,190,246	07/03/08	2,174,480	15,766
South African Rand	12,365,767	1,542,251	07/01/08	1,579,281	(37,030)
South African Rand	13,482,847	1,703,498	07/02/08	1,721,947	(18,449)

Total					$(530,352)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

8. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

				Net Unrealized
	Settlement	Purchase	Sale Current	Appreciation/
	Date	Current Value	Value	(Depreciation)

International Equity (continued)
Foreign Cross Currency Contracts:
Purchase/Sale
British Pound Sterling/Euro	07/03/08	$53,904	$53,920	$(16)
Japanese Yen/British Pound Sterling	07/01/08	183,368	183,926	(558)
Japanese Yen/Swedish Krona	07/01/08	29,464	29,884	(420)
Japanese Yen/Swedish Krona	07/02/08	131,242	132,171	(929)
Swedish Krona/Euro	07/03/08	60,059	60,008	51

Total				$(1,872)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights

	Ratios to Average Net Assets
					Net		Net Investment
For the			Net Expenses		Investment		Income (Loss)				Net Assets,
Period/Year	Net		(Net of		Income		(Net of		Portfolio		End of	Total
Ended	Expenses		Reimbursements)		(Loss)		Reimbursements)		Turnover		Period/Year	Return

Money Market
06/30/2008(1)	0.27	%*	0.27	%*	2.93	%*	2.93	%*	N/A		$1,173,377,163	1.48%
12/31/2007	0.28		0.28		5.01		5.01		N/A		1,050,796,105	5.17
12/31/2006	0.28		0.28		4.77		4.77		N/A		925,940,609	4.86
12/31/2005	0.28		0.28		2.97		2.97		N/A		765,777,258	3.00
12/31/2004	0.28		0.28		1.17		1.17		N/A		809,352,385	1.17
12/31/2003	0.28		0.28		1.11		1.11		N/A		799,572,598	1.11

High Quality Bond
06/30/2008(1)	0.40	*	0.40	*	4.20	*	4.20	*	44%		524,528,935	1.55
12/31/2007	0.38		0.38		4.38		4.38		56		833,291,239	5.34
12/31/2006	0.38		0.38		4.03		4.03		55		817,623,186	4.38
12/31/2005	0.39		0.39		3.25		3.25		58		788,399,166	1.95
12/31/2004	0.38		0.38		2.96		2.96		48		690,594,378	1.48
12/31/2003	0.38		0.38		3.19		3.19		50		622,748,334	2.34

Inflation-Protected Securities
06/30/2008(1)	0.37	*	0.37	*	6.23	*	6.23	*	60		515,238,076	3.92
12/31/2007	0.42		0.40		5.24		5.26		340		149,013,396	10.16
12/31/2006	0.41		0.40		4.49		4.50		525		150,681,168	3.48
12/31/2005	0.40		0.40		3.45		3.45		756		261,106,523	1.34
12/31/2004	0.42		0.40		2.46		2.48		554		256,502,651	1.59
12/31/2003	0.38		0.38		2.91		2.91		392		265,519,988	1.60

Core Bond
06/30/2008(1)	0.39	*	0.39	*	5.08	*	5.08	*	265	(a)	2,004,009,110	0.53
12/31/2007	0.38		0.38		4.81		4.81		503	(a)	2,248,879,516	6.67
12/31/2006	0.38		0.38		4.50		4.50		487	(a)	2,077,821,449	4.17
12/31/2005	0.39		0.39		3.99		3.99		1,003	(a)	2,052,893,035	2.38
12/31/2004	0.39		0.39		3.62		3.62		885	(a)	1,655,367,885	4.65
12/31/2003	0.39		0.39		3.52		3.52		922	(a)	1,468,787,007	4.64

Total Return Bond
06/30/2008(1)	0.40	*	0.40	*	4.77	*	4.77	*	214	(a)	414,237,333	(2.80)
12/31/2007	0.41		0.40		5.04		5.05		521	(a)	390,287,496	3.81
12/31/2006	0.50		0.40		4.64		4.74		470	(a)	120,636,427	4.96
12/31/2005(2)	0.55	*	0.40	*	3.93	*	4.08	*	327	(a)	70,072,859	2.35

High Yield Bond
06/30/2008(1)	0.59	*	0.59	*	8.54	*	8.54	*	27		613,290,046	(0.81)
12/31/2007	0.58		0.58		7.97		7.97		96		538,727,018	2.02
12/31/2006	0.59		0.59		7.86		7.86		93		502,330,056	11.99
12/31/2005	0.60		0.60		7.74		7.74		68		416,027,255	3.34
12/31/2004	0.60		0.60		8.06		8.06		80		351,772,536	10.32
12/31/2003	0.61		0.60		9.07		9.08		136		282,700,774	27.91

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights (continued)

	Ratios to Average Net Assets
					Net		Net Investment
For the			Net Expenses		Investment		Income (Loss)				Net Assets,
Period/Year	Net		(Net of		Income		(Net of		Portfolio		End of	Total
Ended	Expenses		Reimbursements)		(Loss)		Reimbursements)		Turnover		Period/Year	Return

Balanced
06/30/2008(1)	0.56	%*	0.50	%*	3.12	%*	3.18	%*	81	%(a)	$253,142,398	(8.01)%
12/31/2007	0.52		0.50		2.85		2.87		226	(a)	318,635,183	1.79
12/31/2006	0.53		0.50		2.69		2.72		224	(a)	381,648,801	11.74
12/31/2005	0.54		0.50		2.21		2.25		367	(a)	410,747,655	5.59
12/31/2004	0.52		0.50		2.19		2.21		338	(a)	419,726,689	8.31
12/31/2003	0.51		0.50		2.15		2.16		377	(a)	434,085,832	17.69

Large Value (formerly, Value & Income)
06/30/2008(1)	0.49	*	0.49	*	2.26	*	2.26	*	11		2,372,775,455	(15.68)
12/31/2007	0.48		0.48		1.68		1.68		30		3,165,024,775	(1.75)
12/31/2006	0.48		0.48		1.47		1.47		31		3,538,943,726	20.68
12/31/2005	0.48		0.48		1.38		1.38		89		3,018,060,297	6.88
12/31/2004	0.48		0.48		1.79		1.79		44		2,705,463,322	12.91
12/31/2003	0.47		0.47		1.91		1.91		70		2,198,085,735	26.52

Value
06/30/2008(1)	0.58	*	0.55	*	2.28	*	2.31	*	44		114,554,872	(20.08)
12/31/2007	0.56		0.55		1.50		1.51		57		141,565,926	(11.06)
12/31/2006	0.71		0.55		1.26		1.42		74		101,282,906	15.44
12/31/2005(2)	1.18	*	0.55	*	1.15	*	1.78	*	21		35,138,512	9.47

Large Core (formerly, Growth & Income)
06/30/2008(1)	0.67	*	0.65	*	1.21	*	1.23	*	57		479,567,686	(10.05)
12/31/2007	0.64		0.64		1.08		1.08		101		903,261,821	2.11
12/31/2006	0.63		0.63		1.11		1.11		73		1,159,020,245	11.77
12/31/2005	0.64		0.64		0.96		0.96		79		1,178,758,869	7.12
12/31/2004	0.64		0.64		1.22		1.22		184		1,135,948,434	10.79
12/31/2003	0.63		0.63		1.02		1.02		100		1,063,389,332	24.16

Large Growth (formerly, Equity Growth)
06/30/2008(1)	0.65	*	0.65	*	0.82	*	0.82	*	53		1,897,063,895	(10.54)
12/31/2007	0.65		0.65		0.61		0.61		129		2,444,760,853	12.25
12/31/2006	0.64		0.64		0.43		0.43		84		2,526,917,456	4.12
12/31/2005	0.65		0.65		0.34		0.34		76		2,587,382,061	7.18
12/31/2004	0.65		0.65		0.68		0.68		129		2,290,559,947	7.75
12/31/2003	0.65		0.65		0.34		0.34		61		1,975,636,700	26.48

Growth (formerly, Aggressive Equity)
06/30/2008(1)	0.81	*	0.80	*	(0.04	)*	(0.03	)*	112		322,671,829	(17.69)
12/31/2007	0.81		0.80		(0.17)		(0.16)		134		427,372,994	28.50
12/31/2006	0.81		0.80		(0.18)		(0.17)		147		382,667,908	6.46
12/31/2005	0.81		0.80		(0.15)		(0.14)		187		382,129,060	8.20
12/31/2004	0.95		0.94		(0.49)		(0.48)		252		397,726,867	12.14
12/31/2003	1.01		1.00		(0.61)		(0.60)		165		371,333,010	28.12

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights (continued)

	Ratios to Average Net Assets
					Net	Net Investment
For the			Net Expenses		Investment	Income (Loss)		Net Assets,
Period/Year	Net		(Net of		Income	(Net of	Portfolio	End of	Total
Ended	Expenses		Reimbursements)		(Loss)	Reimbursements)	Turnover	Period/Year	Return

Mid Value (formerly, Mid-Cap Value)
06/30/2008(1)	0.71	%*	0.70	%*	1.41%*	1.42%*	32%	$907,063,161	(10.44)%
12/31/2007	0.70		0.70		1.37	1.37	69	998,177,210	2.62
12/31/2006	0.71		0.70		1.16	1.17	80	936,974,205	18.33
12/31/2005	0.72		0.70		1.26	1.28	112	641,531,538	9.77
12/31/2004	0.71		0.70		0.78	0.79	147	414,710,679	25.47
12/31/2003	0.75		0.70		0.51	0.56	156	216,193,119	41.63

Mid Growth (formerly, Mid-cap Growth)
06/30/2008(1)	0.75	*	0.75	*	(0.01)*	(0.01)*	88	366,405,116	(5.41)
12/31/2007	0.75		0.75		(0.23)	(0.23)	152	337,188,904	30.42
12/31/2006	0.75		0.75		(0.31)	(0.31)	151	309,909,061	2.17
12/31/2005	0.76		0.75		(0.39)	(0.38)	142	282,950,442	13.42
12/31/2004	0.79		0.75		(0.33)	(0.29)	223	210,100,872	15.38
12/31/2003	0.81		0.75		(0.37)	(0.31)	100	165,747,874	26.91

Small Value (formerly, Small-Cap Value)
06/30/2008(1)	0.87	*	0.85	*	1.70 *	1.72 *	65	211,440,265	(9.15)
12/31/2007	0.87		0.85		1.34	1.36	94	185,136,605	(7.74)
12/31/2006	0.87		0.85		0.25	0.27	105	236,316,718	9.64
12/31/2005	0.88		0.85		0.07	0.10	143	218,749,221	(4.70)
12/31/2004	0.89		0.85		0.27	0.31	42	172,735,949	21.75
12/31/2003	0.94		0.85		1.19	1.28	40	100,887,458	41.10

Small Core (formerly, Special Equity)
06/30/2008(1)	0.87	*	0.85	*	0.85 *	0.87 *	48	668,212,806	(11.05)
12/31/2007	0.84		0.84		0.58	0.58	97	950,197,463	(4.49)
12/31/2006	0.85		0.85		0.29	0.29	86	1,211,556,459	11.77
12/31/2005	0.85		0.85		0.09	0.09	92	1,296,671,909	10.53
12/31/2004	0.84		0.84		0.15	0.15	103	1,227,530,742	12.63
12/31/2003	0.85		0.85		(0.02)	(0.02)	103	1,270,601,125	43.96

Small Growth (formerly, Small-Cap Growth)
06/30/2008(1)	0.94	*	0.90	*	(0.35)*	(0.31)*	74	224,311,553	(10.94)
12/31/2007	0.92		0.90		(0.44)	(0.42)	144	166,817,321	8.64
12/30/2006	1.04		0.90		(0.43)	(0.29)	173	155,003,004	8.71
12/31/2005	0.98		0.90		(0.49)	(0.41)	183	132,903,534	0.55
12/31/2004	0.97		0.90		(0.58)	(0.51)	84	108,429,152	11.94
12/31/2003	1.02		0.90		(0.29)	(0.17)	81	83,589,643	39.31

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)

9.  Financial Highlights (continued)

	Ratios to Average Net Assets
			Net	Net Investment
For the		Net Expenses	Investment	Income (Loss)		Net Assets,
Period/Year	Net	(Net of	Income	(Net of	Portfolio	End of	Total
Ended	Expenses	Reimbursements)	(Loss)	Reimbursements)	Turnover	Period/Year	Return

International Equity
06/30/2008(1)	0.87%*	0.87%*	3.42%*	3.42%*	79%	$2,032,850,032	(14.92)%
12/31/2007	0.87	0.87	2.25	2.25	110	2,264,061,514	11.69
12/31/2006	0.87	0.87	1.78	1.78	81	2,101,152,473	27.31
12/31/2005	0.88	0.88	2.03	2.03	94	1,721,786,149	11.20
12/31/2004	0.87	0.87	1.85	1.85	171	1,401,617,944	19.66
12/31/2003	0.86	0.86	1.11	1.11	23	1,049,033,896	33.52

(a)	Portfolio turnover calculation includes effect of buying and selling TBA securities used in dollar roll transactions. Refer to Note 2I.

*	Annualized.

(1)	Unaudited.

(2)	Commencement of Operations, May 6, 2005.

TRANSAMERICA PARTNERS PORTFOLIOS
SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

June 30, 2008
(Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Transamerica Partners Portfolios (each, a “Portfolio” and collectively the “Portfolios”) held on May 15, 2008 the Board reviewed and considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement” and collectively the “Sub-Advisory Agreements) for each of the Portfolios between Transamerica Asset Management, Inc. (“TAM”) and the Portfolios’ respective sub-advisors: AllianceBernstein LP; Aronson+Johnson+Ortiz, LP; BlackRock Financial Management, Inc; Columbus Circle Investors; Cramer, Rosenthal, McGlynn, LLC; Eaton Vance Management; GE Asset Management, Incorporated, Goldman Sachs Asset Management, L.P.; Hotchkis and Wiley Capital Management, LLC; INVESCO Institutional (N.A.), Inc.; LSV Asset Management; Marsico Capital Management, LLC; Mazama Capital Management, Inc.; Merganser Capital Management Limited Partnership; Mesirow Financial Management, Inc.; OFI Institutional Asset Management, Inc.; Perimeter Capital Partners, LLC; RS Investment Management Co. LLC; RiverSource Investments LLC; TCW Investment Management Company; Turner Investment Partners, Inc.; Wellington Management Company, LLP; Western Asset Management Company; and Western Asset Management Company Limited (each a “Sub-Advisor” and collectively the “Sub-Advisors”), to determine whether the agreements should be renewed. On August 10, 2007, the Board approved an investment advisory agreement (the “Advisory Agreement”) between TAM and each Portfolio appointing TAM as investment advisor to the Portfolios for an initial two-year period, effective as of November 1, 2007. TAM assumed all rights and obligations of the Portfolios’ former investment advisor under the Sub-Advisory Agreements as of the effective date of the Advisory Agreement.

Following their review and consideration, the Trustees determined that the renewal of the Sub-Advisory Agreements would enable investors in the Portfolios to continue to obtain high quality services at a cost that is appropriate, fair, and in the best interests of investors. The Board, including the independent members of the Board, unanimously approved the renewal of the Sub-Advisory Agreements through June 30, 2009. In reaching their decision, the Trustees requested and obtained from TAM and the Sub-Advisors such information as they deemed reasonably necessary to evaluate the Sub-Advisory Agreements, including information about fees and performance of comparable funds managed by the Sub-Advisors. The Trustees also carefully considered information they had previously received from TAM and the Sub-Advisors as part of their regular oversight of the Portfolios, as well as comparative fee, expense, and performance information prepared by Lipper Inc. (“Lipper”), an independent provider of mutual fund performance and fee and expense information, and profitability data prepared by management. The Trustees particularly considered that while they technically were not approving the renewal of the Portfolios’ Advisory Agreement with TAM at this time, they had received substantial information about TAM in conjunction with the consideration of investment advisory agreements for other funds in the complex, and they bore in mind the importance of TAM’s role in overseeing and monitoring the Sub-Advisors. In considering the proposed continuation of the Sub-Advisory Agreements, the Trustees evaluated a number of considerations that they believed, in light of the legal advice furnished to them by independent legal counsel and their own business judgment, to be relevant. The independent Trustees also discussed the renewal of the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of TAM or the Sub-Advisors were present.

The Board members evaluated all information available to them on a Portfolio-by-Portfolio basis, and their determinations were made separately in respect of each Portfolio. In conducting their review, the Trustees noted that the relevant analysis of investment performance, fees and expenses were better made at the level of the Funds that invest in the Portfolios (the Transamerica Partners Funds Group (“Transamerica Partners Funds”) and Transamerica Partners Funds Group II (“Transamerica Partners Institutional Funds”) (the “Fund” and collectively the “Funds”), since shareholders could not invest directly in the Portfolios and this is the manner in which Lipper provided its comparative information. They based their decisions on the following considerations,

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among others, although they did not identify any consideration or particular information that was controlling of their decisions:

The nature, extent and quality of the advisory services to be provided.  The Board considered the nature and quality of the services provided by the Sub-Advisors to the Portfolios in the past, as well as the services anticipated to be provided in the future. The Board concluded that the Sub-Advisors are capable of providing high quality services to the Portfolios, as indicated by the nature and quality of services provided in the past by the Sub-Advisors for each applicable Portfolio and other factors, including the financial resources of the Sub-Advisors, and the professional qualifications of the portfolio management team of the Sub-Advisors. The Trustees determined that the Sub-Advisors can provide investment and related services that are appropriate in scope and extent in light of each Portfolio’s operations, the competitive landscape of the investment company business and investor needs.

The investment performance of the Portfolios.  The Board examined the short and longer-term performance of the Portfolios, including relative performance against a peer universe of comparable retail and institutional mutual funds for the Transamerica Partners Funds and Transamerica Partners Institutional Funds for each corresponding Portfolio as prepared by Lipper for various trailing periods ended December 31, 2007. On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided by the Sub-Advisors, the Board concluded that the Sub-Advisors are capable of generating a level of investment performance that is appropriate in light of the Portfolios’ investment objectives, policies and strategies and competitive with other investment companies, but the Board noted that it would be monitoring performance of certain Portfolios closely.

The cost of advisory services provided and the level of profitability.  The Board reviewed profitability information of the Sub-Advisors’ costs of provision of services to the Portfolios. The Board reviewed the management fees and sub-advisory fees for the Portfolios. Based on their review, the Trustees determined that the sub-advisory fees of the Portfolios generally are appropriate in light of the services expected to be provided, the management fees and the anticipated profitability of the relationship between TAM and the Sub-Advisors. In making these observations and determinations, the Board reviewed comparative information regarding the contractual management fees and total expenses for the Transamerica Partners Fund and Transamerica Partners Institutional Funds for each corresponding Portfolio, as calculated by Lipper and as compared to a peer group and peer universe of mutual funds.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Portfolios grow.  In evaluating the extent to which the fees payable under the Sub-Advisory Agreements reflect economies of scale or will permit economies of scale to be realized in the future, the Board noted that the majority of the Sub-Advisors offer breakpoints and also concluded that they will have the opportunity to periodically reexamine whether any of the Portfolios have achieved economies of scale, and the appropriateness of management fees payable to TAM and fees paid to the Sub-Advisors, in the future.

Benefits to the Sub-Advisors from their relationship with the Portfolios.  The Board concluded that other benefits (such as soft dollars, in certain instances) anticipated to be derived by the Sub-Advisors from their relationships with the Portfolios are expected to be consistent with industry practice and the best interests of the Portfolios and their investors.

Other considerations.  The Board further based their decisions on the following Portfolio specific considerations, among others, although they did not identify any consideration or particular information that was controlling of their decisions:

Money Market Portfolio.  For Transamerica Partners Money Market Portfolio (GE Asset Management, Incorporated as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was below

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the median for its peer universe for the past 1-, 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods. The Trustees considered that relative performance for money market funds is in part a function of expenses and that they would continue to monitor performance closely. The Trustees noted that the Transamerica Partners Fund’s contractual management fees and total expenses were above the median for its peer group. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees were below the median for its peer group and that total expenses were above the peer group median.

Bond Portfolios.  For Transamerica Partners High Quality Bond Portfolio (Merganser Capital Management Limited Partnership as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was in line with the median for its peer universe for the past 1- and 3-year periods and below the median for the past 5-year period and that the Transamerica Partners Institutional Fund’s performance was above the median for its peer universe for the past 1- and 3-year periods and at the median for the past 5-year period. The Trustees noted that the Transamerica Partners Fund’s contractual management fees and total expenses were above the median for its peer group. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group.

For Transamerica Partners Inflation-Protected Securities Portfolio, formerly, an intermediate government bond portfolio, (BlackRock Financial Management, Inc. as Sub-Advisor), the Board noted that since the Portfolio changed its investment objective in May 2007, Lipper discards the prior track record of the Portfolio for performance comparison purposes. The Board considered that for the short period from May through December 2007, the Transamerica Partners Fund’s performance was above the median for its peer universe and that the Transamerica Partners Institutional Fund’s performance was strong compared to its peer universe. The Trustees noted that the Transamerica Partners Fund’s contractual management fees and total expenses were above the median for its peer group. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees were below the median for its peer group, indicating competitive management fees, but that total expenses were above the peer group median.

For Transamerica Partners Core Bond Portfolio (BlackRock Financial Management, Inc. as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was above the median for its peer universe for the past 1-year period and in line with the median for the past 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s performance was above the median for its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Total Return Bond Portfolio (Western Asset Management Company and Western Asset Management Company Limited as Sub-Advisors), the Board noted that the Portfolio’s inception date was in May 2005 and that both the Transamerica Partners Fund’s and the Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1- and 2-year periods. The Trustees agreed that they would closely monitor the Funds’ performance. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners High Yield Bond Portfolio (Eaton Vance Management as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past

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1-year period and above the median for the past 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s performance was in line with the median for its peer universe for the past 1-year period and above the median for the past 3- and 5-year periods, indicating competitive long-term performance results. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

Balanced Portfolio.  For Transamerica Partners Balanced Portfolio (Goldman Sachs Asset Management, L.P., Western Asset Management Company and Western Asset Management Company Limited as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1-, 3- and 5-year periods. The Trustees determined it was appropriate to continue to monitor the investment resources provided by Western Asset Management Company and Western Asset Management Company Limited and the need for performance improvement at Goldman Sachs Management, L.P. The Board also noted management’s statement that it would continue to consider additional alternatives for the Portfolio. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were below the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group.

Stock Portfolios.  For Transamerica Partners Large Value Portfolio (AllianceBernstein LP and TCW Investment Management Company as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1-, 3- and 5-year periods. The Trustees noted that the Funds’ longer-term track record is not entirely attributable to the current Sub-Advisors, as TCW Investment Management Company had been added as a Sub-Advisor in March 2005, but agreed that they would continue to monitor closely the Funds’ performance. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were below the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Value Portfolio (Hotchkis and Wiley Capital Management, LLC as Sub-Advisor), the Board noted that the Portfolio’s inception date was May 2005 and that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1- and 2-year periods. The Trustees determined that they would continue to monitor the Funds’ performance especially closely. The Trustees noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for their peer group, indicating competitive fees.

For Transamerica Partners Large Core Portfolio (Aronson+Johnson+Ortiz, L.P. and BlackRock Financial Management, Inc., as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1-, 3- and 5-year periods. The Trustees noted that there have been a number of Sub-Advisor replacements since the inception of the Portfolio, with Aronson+Johnson+Ortiz, L.P. coming on board in May 2004 and BlackRock Financial Management, Inc. coming on board in June 2007 and that though the Funds’ performance was below median, both Sub-Advisors have long-term track records for the large core/large value investment strategy that are superior to their Lipper peers. The Trustees further noted the termination of Goldman Sachs Asset Management, Inc. as a Sub-Advisor to the Portfolio, effective on or about May 1, 2008 and that the assets formerly sub-advised by Goldman Sachs would be distributed equally among the two remaining Sub-Advisors. It was agreed that the Trustees would continue to monitor especially closely the Funds’ performance.

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The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were below the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Large Growth Portfolio (Marsico Capital Management, LLC, OFI Institutional Asset Management, Inc. and Wellington Management Company, LLP as Sub-Advisors), the Board noted that the Transamerica Partners and Transamerica Partners Institutional Funds’ performance was below the median for their peer universe for the past 1-, 3- and 5-year periods. The Trustees noted that there have been a number of Sub-Advisor replacements since the inception of the Portfolio, with OFI Institutional Asset Management, Inc. and Wellington Management Company, LLP coming on board in June 2007 and that though the Funds’ performance was below median, all three Sub-Advisors have long-term track records for the large growth investment strategy that are superior to their Lipper peers. It was agreed that the Trustees would continue to monitor especially closely the Funds’ performance. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were below the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Growth Portfolio (Turner Investment Partners, Inc. as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period and that the Transamerica Partners Institutional Fund’s performance was strong compared to its peer universe for the past 1- and 3-year periods and above the median for the past 5-year period. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees were in line with the median for its peer group and that total expenses were below the peer group median.

For Transamerica Partners Mid Value Portfolio (Cramer, Rosenthal, McGlynn, LLC, LSV Asset Management and RiverSource Investments LLC as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was in line with the median for their peer universe for the past 1-and 3-year periods and above the median for the past 5-year period. The Board further noted that the Funds’ longer-term track record is not entirely attributable to the current Sub-Advisors, as RiverSource Investments, LLC and LSV Asset Management were added as a Sub-Advisors in 2005 and 2006, respectively. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Mid Growth Portfolio (Columbus Circle Investors as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was above the median for their peer universe for the past 1- and 3-year periods and in line with the median for the past 5-year period. The Board considered that the Funds’ longer-term track record is not entirely attributable to the current Sub-Advisor, which took over management of the Portfolio in 2004. The Trustees noted that the Transamerica Partners Fund’s contractual management fees and total expenses were above the median for its peer group. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Small Value Portfolio (Mesirow Financial Investment Management, Inc. and OFI Institutional Asset Management, Inc. as Sub-Advisors), the Board noted the Portfolio’s inception date was in

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2002 and that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1- and 3-year periods. The Board further noted that the Funds’ longer-term track record is not entirely attributable to the current Sub-Advisors, as Mesirow Financial Investment Management, Inc. and OFI Institutional Asset Management, Inc. were added as Sub-Advisors in 2006 and 2007, respectively. It was agreed that the Trustees would continue to monitor especially closely the Funds’ performance. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees. The Board also considered that OFI Institutional Asset Management, Inc.’s fee schedule was reduced for 2008 by 5 basis points on each breakpoint.

For Transamerica Partners Small Core Portfolio (INVESCO Institutional (N.A.), Inc., Mazama Capital Management, Inc., RS Investment Management Co. LLC and Wellington Management Company, LLP. as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1-, 3- and 5-year periods. The Trustees noted that of the four Sub-Advisors, Mazama Capital Management, Inc. would be replaced as a Sub-Advisor for performance reasons. It was agreed that the Trustees would continue to monitor especially closely the Funds’ performance and the impact of the Sub-Advisor change. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners Small Growth Portfolio (Perimeter Capital Partners, LLC as Sub-Advisor), the Board noted that the Transamerica Partners Fund’s performance was below the median for its peer universe for the past 1-, 3- and 5-year periods and that the Transamerica Partners Institutional Fund’s (which had a later inception date than the Transamerica Partners Fund’s) performance was slightly below the median for its peer universe for the past 1-year period and below the median for the past 3-year period. It was agreed that the Trustees would continue to monitor especially closely the Funds’ performance. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

For Transamerica Partners International Equity Portfolio (LSV Asset Management and Wellington Management Company, LLP as Sub-Advisors), the Board noted that the Transamerica Partners Fund’s and Transamerica Partners Institutional Fund’s performance was below the median for their peer universe for the past 1-year period and slightly below the median for the past 3- and 5-year periods. The Trustees noted that the Portfolio had a different Sub-Advisor prior to March 2004 thus the Funds’ long-term track record is not entirely attributable to the current Sub-Advisors. The Trustees noted that the Transamerica Partners Fund’s contractual management fees were above the median for its peer group and that total expenses were in line with the peer group median. The Trustees further noted that the Transamerica Partners Institutional Fund’s contractual management fees and total expenses were below the median for its peer group, indicating competitive fees.

Approval of New Sub-Advisory Agreement for Transamerica Partners Small Core Portfolio.  As noted above, during the six-month period ended June 30, 2008, TAM appointed a new Sub-Advisor, with the approval of the Board, for Transamerica Partners Small Core Portfolio. At a meeting held on May 15, 2008, the Board

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considered the termination of Mazama Capital Management, Inc. (“Mazama”) as a Sub-Advisor to the Portfolio and the appointment of Fort Washington Investment Advisors, Inc. (“FWIA”) as replacement Sub-Advisor. The Board authorized TAM to terminate the Sub-Advisory Agreement with Mazama and approved the Sub-Advisory Agreement with FWIA with respect to the Portfolio for an initial two-year period (the “FWIA Sub-Advisory Agreement”) following a presentation by TAM. Discussed below are some of the material factors considered by the Board.

TAM reviewed with the Board its search process and criteria for a replacement Sub-Advisor, including its desire to engage a Sub-Advisor with a proactive sell discipline. The Board considered information with respect to FWIA and whether the FWIA Subadvisory Agreement was in the best interests of the Portfolio, the Transamerica Partners Funds and Transamerica Partners Institutional Funds investing in the Portfolio, and the Portfolio’s other investors. As part of their deliberations, the Board took into account the nature and quality of the anticipated services to be provided by FWIA and reviewed and discussed information regarding FWIA’s fees. The Board compared FWIA’s small cap growth composite performance to that of Mazama’s small/mid cap growth composite and the Russell 2000 Growth Index. The Board noted that FWIA’s composite performance exceeded that of Mazama’s small/mid cap growth composite and the Russell 2000 Growth Index over the past 1-, 2- and 3-year periods ended December 31, 2007.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel of FWIA and the portfolio management team that would be primarily responsible for the day-to-day management of FWIA’s allocated portion of the Portfolio. The Board noted that TAM, and not the Portfolio, will pay the sub-advisory fee to FWIA. The Board considered that at current asset levels the sub-advisory fee paid under the Sub-Advisory Agreement with Mazama was higher than the sub-advisory fee to be paid to FWIA. The Board recognized that the FWIA Sub-Advisory Agreement would offer breakpoints which appropriately benefit investors by passing on economies of scale in the form of lower management fees as the level of assets grows.

Based upon its review and the representations made to it and after consideration of the above factors, and such other factors and information as it deemed relevant, the Board, including the independent members of the Board, unanimously approved the FWIA Subadvisory Agreement.

No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the FWIA Subadvisory Agreement, and each Board member attributed different weight to the various factors. The independent Trustees discussed the proposed approval of the FWIA Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of TAM or FWIA were present.

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